UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 01/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
January 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.
After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.
During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.
Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-
term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the
European Central Bank and the Bank of Japan.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.
Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and
Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-
protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
14.47% 17.25%
U.S. small cap equities
(Russell 2000
®
Index)
40.89 30.17
International equities
(MSCI Europe, Australasia,
Far East Index)
17.58 8.94
Emerging market equities
(MSCI Emerging Markets
Index)
24.07 27.89
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.06 0.54
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.56) 4.91
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(0.91) 4.72
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
2.06 3.85
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
6.72 7.38
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2021, the Fund underperformed its custom benchmark, a blend of 70% MSCI World Index/30% Bloomberg Barclays U.S.
Aggregate Bond Index.
What factors influenced performance?
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile in line with or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
The Fund’s allocation to emerging market stocks was the largest contributor to returns. The asset class performed well on the strength of a broadening economic recovery, a weaker U.S. dollar and expectations for a more stable trade policy under the new U.S. administration. Covered calls were also a key contributor as income generation augmented the favorable price movements of the underlying stocks. The Fund was also well positioned to capitalize on the outperformance of riskier segments of the bond market in relation to “safe haven” investments. Allocations to high yield bonds, collateralized loan obligations and preferred stocks, all of which benefited from the improving economic backdrop and strong demand for income-generating assets, were notable contributors.
Interest rate positioning (via derivatives) was a modest detractor as rates increased over the period. The Fund’s currency management strategy, particularly with respect to the British pound, was another minor detractor.
In addition to using derivatives to manage the Fund’s interest rate and currency positioning, the investment adviser used equity covered calls to provide an alternative source of income. Positions in U.S. and Japanese equity futures and options aided Fund returns, while positions in interest rate and currency futures detracted.
At times, the Fund held elevated unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
The investment adviser increased portfolio risk throughout the period based on its view that accommodative monetary and fiscal policy, coupled with the rollout of vaccines for COVID-19, would support the ongoing economic recovery. The Fund expressed these views primarily by increasing its allocations to dividend-oriented emerging market stocks and covered calls.
The investment adviser also increased the Fund’s weightings in lower-quality segments of the fixed income market, such as high yield and emerging market debt. This shift reflected the investment adviser’s belief that these categories offered better opportunities for both yield and total return. Later in the period, the investment adviser reduced these allocations following rallies in both areas. The investment adviser saw less opportunity in areas of fixed income—such as investment-grade bonds and preferred stocks— that it believed offered lower potential upside relative to equities. In addition, the investment adviser reduced the Fund’s allocation to European stocks since the region’s weaker-than-expected recovery created more compelling relative opportunities in the United States and emerging markets.
Describe Fund positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loan interests and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2021 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
Performance Summary for the Period Ended January 31, 2021
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(f )
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 4.76% 4.59% 10.08% 4.27% N/A 8.57% N/A 5.86% N/A
Investor A ....................... 4.27 4.14 10.06 4.12 (1.35)% 8.32 7.16% 5.61 4.70%
Investor C ....................... 3.75 3.60 9.65 3.34 2.36 7.52 7.52 4.81 4.81
Class K ........................ 4.80 4.69 10.10 4.43 N/A 8.64 N/A 5.91 N/A
70% MSCI World Index/30% Bloomberg
Barclays U.S. Aggregate Bond Index
(c)
— — 11.03 12.85 N/A 10.73 N/A 7.96 N/A
MSCI World Index
(d)
............... — — 16.21 15.45 N/A 13.36 N/A 9.48 N/A
Bloomberg Barclays U.S. Aggregate Bond
Index
(e)
...................... — — (0.91) 4.72 N/A 4.00 N/A 3.65 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds ("ETFs"). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg Barclays U.S. Aggregate Bond Index (30%).
(d)
A broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
The Fund commenced operations on November 3, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2021, the Fund underperformed its benchmark, a blend of 50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate
Bond Index.
What factors influenced performance?
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
Covered calls were the largest contributor to performance, as income generation augmented the favorable price movements of the underlying stocks. Positions in other risk assets, such as global equities, also generated positive returns. Emerging market stocks were particularly robust performers on the strength of a broadening economic recovery, a weaker U.S. dollar and expectations for a more stable trade policy under the new U.S. administration. The Fund was also well positioned to capitalize on the outperformance of riskier segments of the bond market in relation to “safe haven” investments. An allocation to high yield bonds performed especially well due to the improving economic backdrop and strong demand for income-generating assets.
Interest rate positioning (via derivatives) was a modest detractor as rates increased over the period. The Fund’s currency management strategy, particularly with respect to the British pound, was another minor detractor.
In addition to using derivatives to manage the Fund’s interest rate and currency positioning, the investment adviser used equity covered calls to provide an alternative source of income. Positions in U.S. and European equity futures and options hurt results, as did positions in interest rate and currency futures. Exposure to Japan via equity futures and options contributed.
At times, the Fund held elevated unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
The investment adviser increased portfolio risk throughout the period based on its view that accommodative monetary and fiscal policy, coupled with the rollout of vaccines for COVID-19, would support the ongoing economic recovery. The Fund expressed these views primarily by increasing its allocations to U.S. equities, dividend-oriented emerging market stocks and covered calls. This shift reflected investment adviser’s belief that these categories offered better opportunities for both yield and total return.
The investment adviser saw less return potential in areas of fixed income—such as agency and non-agency mortgage-backed securities, investment grade bonds, and commercial mortgage backed securities—that it believed offered lower upside relative to equities. In addition, the investment adviser reduced the Fund’s allocation to
European stocks since the region’s weaker-than-expected recovery created more compelling relative opportunities in the United States and emerging markets.
Describe Fund positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate loan interests and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2021 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Performance Summary for the Period Ended January 31, 2021
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional ...................... 3.93% 3.82% 7.08% 6.03% N/A 6.78% N/A 6.15% N/A
Investor A ....................... 3.48 3.40 6.85 5.67 0.13% 6.50 5.36% 5.87 5.30%
Investor C ....................... 2.92 2.81 6.55 4.89 3.89 5.73 5.73 5.24 5.24
Class K ........................ 3.97 3.88 7.11 5.99 N/A 6.80 N/A 6.16 N/A
50% MSCI World Index/50% Bloomberg
Barclays U.S. Aggregate Bond Index
(c)
— — 7.59 10.80 N/A 8.89 N/A 6.87 N/A
MSCI World Index
(d)
............... — — 16.21 15.45 N/A 13.36 N/A 9.51 N/A
Bloomberg Barclays U.S. Aggregate Bond
Index
(e)
...................... — — (0.91) 4.72 N/A 4.00 N/A 3.75 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments. The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Income Portfolio”.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg Barclays U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Portfolio Information
January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
BlackRock Allocation Target Shares, Series A .............. 2%
BlackRock Floating Rate Income Portfolio , Class K Shares ..... 2
iShares iBoxx $ High Yield Corporate Bond ETF ............ 1
iShares Core Dividend Growth ETF ..................... 1
Microsoft Corp. , 12.70%, 03/26/21 ..................... 1
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 1
Microsoft Corp. , 13.79%, 04/20/21 ...................... 1
Samsung Electronics Co. Ltd. (Preference) ................ 1
Apple, Inc ., 17.33%, 04/27/21 ......................... 1
Tencent Holdings Ltd. .............................. —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 31%
Equity-Linked Notes ................................. 24
Common Stocks ................................... 20
Investment Companies ............................... 6
Floating Rate Loan Interests ........................... 5
Asset-Backed Securities .............................. 5
Preferred Securities ................................. 3
Non-Agency Mortgage-Backed Securities .................. 3
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ 1
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Core Dividend Growth ETF ..................... 2%
Taiwan Semiconductor Manufacturing Co. Ltd. .............. —
(b)
Microsoft Corp. , 12.70%, 03/26/21 ...................... —
(b)
Microsoft Corp. , 13.79%, 04/20/21 ...................... —
(b)
Tencent Holdings Ltd. .............................. —
(b)
Samsung Electronics Co. Ltd. (Preference) ................ —
(b)
Apple, Inc. , 17.33%, 04/27/24 ......................... —
(b)
Microsoft Corp. ................................... —
(b)
iShares 1-5 Year Investment Grade Corporate Bond ETF ....... —
(b)
Credit Suisse Group AG ............................. —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 36%
Common Stocks ................................... 22
Equity-Linked Notes ................................. 15
Asset-Backed Securities .............................. 9
Floating Rate Loan Interests ........................... 6
Non-Agency Mortgage-Backed Securities .................. 5
Preferred Securities ................................. 3
Investment Companies ............................... 2
Foreign Government Obligations ........................ 2
Foreign Agency Obligations ............................ —
(b)
U.S. Government Sponsored Agency Securities .............. —
(b)
Warrants ........................................ —
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries .
Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years .
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page(s) assume reinv estment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2021
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on August 1, 2020 and held through January 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
Actual Hypothetical
(a)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(08/01/20)
Ending
Account Value
(01/31/21)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
BlackRock Dynamic High Income Portfolio
Institutional ............................... $ 1,000.00 $ 1,100.80 $ 3.44 $ 1,000.00 $ 1,021.93 $ 3.31 0.65%
Investor A ................................ 1,000.00 1,100.60 4.77 1,000.00 1,020.67 4.58 0.90
Investor C ................................ 1,000.00 1,096.50 8.72 1,000.00 1,016.89 8.39 1.65
Class K ................................. 1,000.00 1,101.00 3.18 1,000.00 1,022.18 3.06 0.60
BlackRock Multi-Asset Income Portfolio
Institutional ............................... $ 1,000.00 $ 1,070.80 $ 2.87 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Investor A ................................ 1,000.00 1,068.50 4.17 1,000.00 1,021.17 4.08 0.80
Investor C ................................ 1,000.00 1,065.50 8.07 1,000.00 1,017.39 7.88 1.55
Class K ................................. 1,000.00 1,071.10 2.61 1,000.00 1,022.68 2.55 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 5.3%
522 Funding CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.32%,
10/20/29
(a)(b)
..................... USD 500 $ 499,999
Ajax Mortgage Loan Trust
(a)(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58 .. 256 258,890
Series 2018-F, Class A, 4.38%, 11/25/58
(c)
. 258 261,205
Series 2018-G, Class A, 4.38%, 06/25/57
(c)
308 308,138
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.37%,
10/21/28
(a)(b)
..................... 500 499,999
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
1,000 1,001,218
ALM VII R-2 Ltd., Series 2013-7R2A, Class
BR2, (LIBOR USD 3 Month + 2.20%),
2.44%, 10/15/27
(a)(b)
................ 250 250,112
ALM XVI Ltd., Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%), 2.94%,
07/15/27
(a)(b)
..................... 1,000 989,856
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/28/31
(a)(b)
.......... 250 247,505
Apidos CLO XXIV, Series 2016-24A, Class CR,
(LIBOR USD 3 Month + 3.05%), 3.27%,
10/20/30
(a)(b)
..................... 1,000 986,373
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
..................... 500 501,870
Ares LI CLO Ltd., Series 2019-51A, Class C,
(LIBOR USD 3 Month + 2.70%), 2.94%,
04/15/31
(a)(b)
..................... 500 500,952
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/24/31 .... 500 501,321
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 04/24/31 .... 500 500,445
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.64%,
01/15/29
(a)(b)
..................... 500 497,509
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 01/15/30
(a)(b)
................ 750 405,326
Ares XLVII CLO Ltd.
(a)(b)
:
Series 2018-47A, Class D, (LIBOR USD 3
Month + 2.70%), 2.94%, 04/15/30 .... 1,500 1,471,035
Series 2018-47A, Class SUB, (LIBOR USD
3 Month + 0.00%), 0.00%, 04/15/30 ... 500 383,373
Ares XLVIII CLO Ltd., Series 2018-48A, Class
D, (LIBOR USD 3 Month + 2.70%), 2.92%,
07/20/30
(a)(b)
..................... 500 490,027
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.17%, 08/23/30
(a)(b)
250 249,999
Atrium XV, Series 15A, Class D, (LIBOR USD 3
Month + 3.00%), 3.22%, 01/23/31
(a)(b)
.... 250 242,435
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.86%, 04/25/34
(a)
..... 83 83,801
Canyon Capital CLO Ltd., Series 2014-1A,
Class BR, (LIBOR USD 3 Month + 1.80%),
2.01%, 01/30/31
(a)(b)
................ 500 494,406
Canyon CLO Ltd.
(a)(b)
:
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.94%, 07/15/31 .... 500 500,249
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 01/15/34 .... 500 500,810
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD 3
Month + 8.50%), 8.72%, 07/20/32
(a)(b)
.... USD 169 $ 154,667
Carrington Mortgage Loan Trust, Series 2006-
NC5, Class A3, (LIBOR USD 1 Month +
0.15%), 0.28%, 01/25/37
(a)
........... 132 116,337
CarVal CLO II Ltd., Series 2019-1A, Class C,
(LIBOR USD 3 Month + 3.25%), 3.47%,
04/20/32
(a)(b)
..................... 500 502,783
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.92%,
04/20/29
(a)(b)
..................... 250 249,970
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR
USD 3 Month + 2.40%), 2.62%, 10/17/29
(a)(b)
500 500,411
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 1,000 533,848
CIFC Funding Ltd.
(a)(b)
:
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 3.62%, 10/17/31 .... 500 499,935
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/19/29 .... 250 247,110
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.17%, 10/21/31 .... 1,000 1,002,778
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.80%), 3.02%, 10/21/31 .... 500 503,239
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.72%, 04/23/29 .... 500 492,882
Series 2018-1A, Class D, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/18/31 .... 1,000 978,158
Series 2018-3A, Class D, (LIBOR USD 3
Month + 2.85%), 3.07%, 07/18/31 .... 500 499,240
Cumberland Park CLO Ltd., Series 2015-2A,
Class CR, (LIBOR USD 3 Month + 1.80%),
2.02%, 07/20/28
(a)(b)
................ 420 418,447
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.28%, 10/15/36
(a)
..... 100 94,511
Deer Creek CLO Ltd., Series 2017-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.87%,
10/20/30
(a)(b)
..................... 500 499,999
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class SUB, 0.00%, 07/15/30
(a)(b)
........ 1,000 702,294
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.97%,
01/16/32
(a)(b)
..................... 250 249,981
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.63%, 06/25/36 .... 1,750 1,508,354
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.12%), 0.25%, 10/25/36 .... 58 46,056
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.92%, 11/16/32 .... 500 503,606
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.12%, 11/16/32 .... 1,000 1,003,417
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
..................... 250 245,645
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
2.74%, 04/15/31
(a)(b)
................ 650 643,489
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 2.22%,
01/27/31
(a)(b)
..................... 500 499,999

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
(a)
:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.83%, 12/25/35 .... USD 30 $ 12,915
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.49%, 03/25/36 .... 66 30,738
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 0.27%,
11/25/36
(a)
...................... 126 76,422
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.13%, 07/17/37 .... 639 641,738
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.13%, 07/17/37 .... 417 418,286
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.23%, 01/17/38 .... 262 263,913
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 2.87%,
10/20/27
(a)(b)
..................... 250 246,240
Kayne CLO II Ltd., Series 2018-2A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.14%,
10/15/31
(a)(b)
..................... 525 529,668
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 .... 2,500 2,512,464
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/32 .... 1,000 1,000,985
Long Beach Mortgage Loan Trust, Series 2006-
4, Class 1A, (LIBOR USD 1 Month + 0.30%),
0.43%, 05/25/36
(a)
................. 437 297,313
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 500 500,340
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 2.12%, 04/19/30
(a)(b)
.......... 500 499,999
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 04/20/30
(a)(b)
.......... 500 485,582
Madison Park Funding XXXI Ltd., Series
2018-31A, Class D, (LIBOR USD 3 Month +
3.00%), 3.22%, 01/23/31
(a)(b)
.......... 500 499,999
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 0.41%, 05/25/37
(a)
.......... 650 517,356
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3 Month
+ 3.00%), 3.22%, 10/21/30
(a)(b)
......... 250 242,497
Neuberger Berman CLO XXI Ltd., Series
2016-21A, Class CR, (LIBOR USD 3 Month
+ 1.60%), 1.82%, 04/20/27
(a)(b)
......... 1,490 1,471,699
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.97%, 10/18/30
(a)(b)
.... 500 496,012
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 07/20/31
(a)(b)(c)
... 1,000 1,003,100
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2017-25A, Class D, (LIBOR USD 3
Month + 3.25%), 3.47%, 10/18/29
(a)(b)
.... 500 499,938
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
.... 276 284,335
OCP CLO Ltd.
(a)(b)
:
Series 2014-6A, Class BR, (LIBOR USD 3
Month + 2.15%), 2.38%, 10/17/30 .... 2,000 2,001,062
Series 2015-10A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.07%, 10/26/27 .... 500 497,699
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.95%), 2.17%, 11/20/30 .... USD 500 $ 498,583
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, (LIBOR USD 3 Month +
2.85%), 3.09%, 04/20/31
(a)
........... 500 494,173
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
.......... 815 815,470
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 2.97%, 01/20/31
(a)(b)
.......... 500 492,090
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/20/31
(a)(b)
.......... 400 388,792
Octagon Investment Partners 42 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3 Month +
1.95%), 2.19%, 04/15/31
(a)(b)
.......... 500 500,618
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 2.07%, 07/17/30
(a)(b)
.......... 250 249,274
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class DR2, (LIBOR USD 3 Month
+ 2.50%), 2.72%, 01/25/31
(a)(b)
......... 500 484,986
Octagon Loan Funding Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month + 2.20%),
2.42%, 11/18/31
(a)(b)
................ 450 449,997
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 4.00%),
4.22%, 04/21/31
(a)(b)
................ 1,000 1,001,672
OHA Credit Partners XII Ltd., Series 2015-12A,
Class DR, (LIBOR USD 3 Month + 2.90%),
3.12%, 07/23/30
(a)(b)
................ 650 643,513
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 .... 300 300,176
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/31 .... 500 499,935
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.36%, 05/21/29 .... 500 497,501
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 2.17%, 07/20/30 .... 750 749,998
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.87%, 11/14/32 .... 500 503,218
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.86%, 04/20/29
(c)
... 500 502,750
Series 2020-1A, Class C, (LIBOR USD 3
Month + 3.00%), 3.22%, 04/20/29 .... 1,000 1,000,978
Progress Residential Trust
(b)
:
Series 2018-SFR2, Class F, 4.95%,
08/17/35 ..................... 500 507,325
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 646 659,242
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 100 97,499
Regatta Funding LP
(a)(b)
:
Series 2013-2A, Class A2R2, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/29 .... 500 500,491
Series 2013-2A, Class BR2, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/29 .... 500 500,889
Series 2013-2A, Class CR2, (LIBOR USD 3
Month + 3.70%), 3.94%, 01/15/29 .... 500 499,994
Regatta VI Funding Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.05%), 2.27%,
07/20/28
(a)(b)
..................... 250 250,098

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
01/17/31
(a)(b)
..................... USD 1,000 $ 994,266
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 500 500,286
Regatta XV Funding Ltd.
(a)(b)
:
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.07%, 10/25/31 .... 285 285,034
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 3.52%, 10/25/31 .... 250 249,967
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/33 .... 1,270 1,280,242
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 .... 500 502,070
Riserva CLO Ltd., Series 2016-3A, Class DR,
(LIBOR USD 3 Month + 3.45%), 3.67%,
10/18/28
(a)(b)
..................... 500 499,996
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 .... 300 300,177
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 04/20/32 .... 500 500,800
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/32 .... 500 500,571
RR 5 Ltd., Series 2018-5A, Class C, (LIBOR
USD 3 Month + 3.10%), 3.34%, 10/15/31
(a)(b)
550 548,397
Signal Peak CLO Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 2.21%,
04/30/32
(a)(b)
..................... 500 500,314
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 3.57%,
07/20/30
(a)(b)
..................... 500 496,422
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
..................... 650 634,225
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
1.97%, 04/16/31
(a)(b)
................ 500 495,506
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.89%, 07/15/32
(a)(b)
................ 375 374,995
TCW CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.91%), 3.13%,
04/25/31
(a)(b)
..................... 500 496,289
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
..................... 500 499,623
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 2.39%,
04/15/33
(a)(b)
..................... 500 501,089
TICP CLO VIII Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 3.10%), 3.32%,
10/20/30
(a)(b)
..................... 500 499,939
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 .... 300 300,184
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 .... 300 299,960
TICP CLO XIII Ltd., Series 2019-13A, Class
D, (LIBOR USD 3 Month + 3.45%), 3.69%,
07/15/32
(a)(b)
..................... 500 499,940
TICP CLO XIV Ltd., Series 2019-14A, Class
B, (LIBOR USD 3 Month + 2.70%), 2.92%,
10/20/32
(a)(b)
..................... 500 503,190
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.87%, 10/20/28
(a)(b)
................ USD 300 $ 298,287
Upland CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/20/31 .... 1,000 996,187
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/20/31 .... 500 494,990
Voya CLO Ltd., Series 2015-3A, Class A3R,
(LIBOR USD 3 Month + 1.70%), 1.92%,
10/20/31
(a)(b)
..................... 500 498,332
York CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/22/29 .... 500 499,999
Series 2014-1A, Class DRR, (LIBOR USD 3
Month + 3.01%), 3.23%, 10/22/29 .... 270 268,644
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.82%,
10/20/29
(a)(b)
..................... 500 500,238
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.67%,
04/20/32
(a)(b)
..................... 500 503,519
Total Asset-Backed Securities — 5.3%
(Cost: $69,894,341) ............................... 69,767,249
Shares
Shares
Common Stocks — 20.0%
Aerospace & Defense — 0.3%
BAE Systems plc .................... 259,481 1,637,254
Lockheed Martin Corp. ................ 5,489 1,766,470
Raytheon Technologies Corp. ........... 10,562 704,802
4,108,526
Airlines — 0.2%
Copa Holdings SA, Class A ............. 15,301 1,183,838
InterGlobe Aviation Ltd.
(b)(d)
............. 43,482 921,222
2,105,060
Automobiles — 0.2%
Astra International Tbk. PT ............. 2,578,300 1,117,253
Maruti Suzuki India Ltd. ............... 12,677 1,249,536
2,366,789
Banks — 1.0%
Axis Bank Ltd.
(d)
..................... 177,712 1,610,480
Bandhan Bank Ltd.
(b)(d)
................ 269,660 1,140,517
Bank Mandiri Persero Tbk. PT ........... 4,536,700 2,122,499
China Construction Bank Corp., Class H .... 2,055,000 1,556,495
Citizens Financial Group, Inc. ........... 29,024 1,057,635
Commercial International Bank Egypt SAE ... 147,027 589,629
Erste Group Bank AG ................. 28,324 864,992
Grupo Financiero Banorte SAB de CV, Class
O
(d)
........................... 209,609 1,044,006
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 1,914,000 1,220,884
M&T Bank Corp. .................... 5,679 752,297
Sberbank of Russia PJSC, ADR .......... 72,286 989,015
12,948,449
Beverages — 0.1%
Coca-Cola Co. (The) ................. 15,870 764,141
Diageo plc ........................ 11,888 477,270
Heineken NV ...................... 4,507 470,046
1,711,457

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Biotechnology — 0.1%
AbbVie, Inc. ....................... 11,515 $ 1,180,057
Building Products — 0.1%
Carrier Global Corp. .................. 26,702 1,028,027
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, ADR 32,444 1,652,697
Communications Equipment — 0.0%
Cisco Systems, Inc. .................. 10,587 471,968
Construction & Engineering — 0.0%
Vinci SA .......................... 3,508 325,291
Consumer Finance — 0.2%
American Express Co. ................ 1 —
Kaspi.KZ JSC, GDR
(d)
................. 18,791 1,172,167
Synchrony Financial .................. 33,435 1,125,088
2,297,255
Containers & Packaging — 0.1%
International Paper Co. ................ 19,143 963,084
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA
(b)
................. 24,164 1,415,620
Hellenic Telecommunications Organization SA 83,099 1,207,898
TELUS Corp. ...................... 96,928 2,000,336
4,623,854
Electric Utilities — 0.8%
American Electric Power Co., Inc. ......... 15,391 1,245,286
AusNet Services .................... 375,062 493,728
Duke Energy Corp. .................. 21,781 2,047,414
Edison International .................. 3,965 230,604
Emera, Inc. ........................ 21,495 898,798
Enel SpA ......................... 47,562 471,720
Eversource Energy .................. 12,150 1,063,125
FirstEnergy Corp. ................... 4,171 128,300
NextEra Energy, Inc. ................. 35,575 2,876,950
PPL Corp. ........................ 7,328 202,766
Xcel Energy, Inc. .................... 20,318 1,300,149
10,958,840
Electrical Equipment — 0.1%
Eaton Corp. plc ..................... 4,058 477,627
Schneider Electric SE ................. 3,198 468,062
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 258,800 518,817
1,464,506
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ................ 2,269 1,482,340
Unimicron Technology Corp. ............ 325,000 1,000,272
2,482,612
Entertainment — 0.1%
NCSoft Corp.
(d)
..................... 1,768 1,497,939
Equity Real Estate Investment Trusts (REITs) — 5.4%
Alexandria Real Estate Equities, Inc. ....... 13,081 2,185,966
Allied Properties REIT ................ 64,654 1,834,834
alstria office REIT-AG ................. 93,952 1,619,019
American Homes 4 Rent, Class A ......... 39,907 1,206,389
American Tower Corp. ................ 3,412 775,752
Assura plc ........................ 3,372,621 3,339,973
Boston Properties, Inc. ................ 21,528 1,964,861
Comforia Residential REIT, Inc. .......... 283 804,998
Community Healthcare Trust, Inc. ......... 17,730 792,886
Cousins Properties, Inc. ............... 93,064 2,935,239
Cromwell European REIT .............. 2,441,516 1,473,128
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp. ......... 24,045 $ 3,829,407
Dexus ........................... 458,496 3,139,867
Digital Realty Trust, Inc. ............... 22,507 3,239,883
EPR Properties ..................... 61,645 2,443,608
Equinix, Inc. ....................... 4,415 3,266,923
ESR Kendall Square REIT Co. Ltd.
(d)
....... 354,303 1,700,882
Goodman Group .................... 230,209 3,097,917
Kenedix Office Investment Corp. ......... 553 3,559,316
Link REIT
(e)
........................ 176,100 1,527,711
LondonMetric Property plc .............. 403,204 1,254,960
Medical Properties Trust, Inc. ............ 75,820 1,600,560
NorthWest Healthcare Properties REIT ..... 80,342 809,860
Outfront Media, Inc. .................. 1,513 27,582
Plymouth Industrial REIT, Inc. ........... 32,492 475,683
Prologis, Inc. ....................... 37,442 3,864,014
SBA Communications Corp. ............ 4,442 1,193,432
Secure Income REIT plc ............... 221,584 925,990
Segro plc ......................... 174,273 2,268,073
Spirit Realty Capital, Inc. ............... 59,712 2,302,495
STAG Industrial, Inc. ................. 39,695 1,182,911
Sun Communities, Inc. ................ 17,146 2,454,107
Target Healthcare REIT plc ............. 888,244 1,402,016
UDR, Inc. ......................... 68,876 2,648,282
VICI Properties, Inc. .................. 76,738 1,939,937
Welltower, Inc. ...................... 33,727 2,043,856
71,132,317
Food & Staples Retailing — 0.3%
BIM Birlesik Magazalar A/S ............. 113,818 1,120,119
Sysco Corp. ....................... 12,138 867,989
Wal-Mart de Mexico SAB de CV .......... 426,531 1,214,528
X5 Retail Group NV, GDR .............. 14,447 509,365
3,712,001
Food Products — 0.2%
China Feihe Ltd.
(b)
................... 390,000 1,162,890
China Mengniu Dairy Co. Ltd.
(d)
.......... 242,000 1,439,163
Nestle SA (Registered) ................ 5,189 581,669
3,183,722
Gas Utilities — 0.4%
Atmos Energy Corp. .................. 6,222 553,758
ENN Energy Holdings Ltd. .............. 152,100 2,345,751
Kunlun Energy Co. Ltd. ................ 1,562,000 1,331,235
Snam SpA ........................ 84,573 443,476
Tokyo Gas Co. Ltd. .................. 20,700 453,594
5,127,814
Health Care Equipment & Supplies — 0.1%
Koninklijke Philips NV ................. 16,035 874,055
Medtronic plc ...................... 5,228 582,033
1,456,088
Health Care Providers & Services — 0.2%
Notre Dame Intermedica Participacoes SA ... 84,865 1,466,998
UnitedHealth Group, Inc. ............... 4,436 1,479,761
2,946,759
Hotels, Restaurants & Leisure — 0.1%
SJM Holdings Ltd. ................... 1,141,000 1,223,385
Household Durables — 0.2%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .................... 226,791 1,063,614
Haier Smart Home Co. Ltd., Class A ....... 234,866 1,155,547
2,219,161

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Household Products — 0.2%
Procter & Gamble Co. (The) ............ 4,603 $ 590,151
Reckitt Benckiser Group plc ............. 17,354 1,471,244
2,061,395
Insurance — 0.3%
Assurant, Inc. ...................... 5,798 785,455
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 226,500 2,667,669
Progressive Corp. (The) ............... 10,171 886,809
Prudential plc ...................... 16,456 263,287
4,603,220
Interactive Media & Services — 0.5%
Tencent Holdings Ltd. ................. 71,700 6,388,707
IT Services — 0.6%
Amadeus IT Group SA
(d)
............... 27,315 1,743,880
Infosys Ltd. ........................ 12,122 205,404
Infosys Ltd., ADR .................... 80,013 1,350,619
Paychex, Inc. ...................... 18,857 1,646,593
SUNeVision Holdings Ltd. .............. 1,150,000 1,039,830
Visa, Inc., Class A ................... 10,594 2,047,291
8,033,617
Leisure Products — 0.1%
Hasbro, Inc. ....................... 15,766 1,479,166
Machinery — 0.3%
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 218,200 1,443,766
Kone OYJ, Class B .................. 5,903 464,242
Otis Worldwide Corp. ................. 28,200 1,823,130
3,731,138
Media — 0.1%
Comcast Corp., Class A ............... 37,209 1,844,450
Metals & Mining — 0.1%
Novolipetskiy Metallurgicheskiy Kombinat PAO 521,450 1,442,695
Multi-Utilities — 0.7%
Ameren Corp. ...................... 12,188 886,311
CMS Energy Corp. ................... 15,093 858,490
Dominion Energy, Inc. ................. 28,631 2,086,914
National Grid plc .................... 137,187 1,593,523
NiSource, Inc. ...................... 30,348 672,208
Public Service Enterprise Group, Inc. ...... 18,603 1,049,767
Sempra Energy ..................... 10,262 1,270,025
WEC Energy Group, Inc. ............... 4,482 398,450
8,815,688
Oil, Gas & Consumable Fuels — 0.9%
California Resources Corp.
(d)
............ 242 5,588
Cheniere Energy, Inc.
(d)
................ 10,489 664,268
China Petroleum & Chemical Corp., Class H . 2,992,000 1,416,958
Extraction Oil & Gas, Inc.
(d)
............. 7,115 199,220
Gibson Energy, Inc. .................. 21,084 319,372
LUKOIL PJSC ...................... 6,709 476,932
LUKOIL PJSC, ADR .................. 33,985 2,405,274
Pembina Pipeline Corp. ............... 13,757 362,120
Petroleo Brasileiro SA, ADR ............ 104,946 1,054,707
Petronet LNG Ltd. ................... 412,275 1,337,211
Plains GP Holdings LP, Class A
(d)
......... 38,331 331,180
Targa Resources Corp. ................ 16,540 452,700
TC Energy Corp. .................... 25,786 1,105,244
Turkiye Petrol Rafinerileri A/S
(d)
.......... 112,133 1,515,895
11,646,669
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Suzano SA
(d)
....................... 136,387 $ 1,543,994
Personal Products — 0.1%
Unilever plc ........................ 28,325 1,650,078
Pharmaceuticals — 0.5%
AstraZeneca plc .................... 11,435 1,166,498
Bristol-Myers Squibb Co. ............... 26,971 1,656,828
Novo Nordisk A/S, Class B ............. 15,177 1,057,355
Sanofi ........................... 23,781 2,236,563
6,117,244
Professional Services — 0.1%
NMG, Inc.
(d)
........................ 602 38,528
RELX plc ......................... 61,250 1,528,967
1,567,495
Real Estate Management & Development — 1.0%
Aroundtown SA ..................... 291,386 2,022,885
CK Asset Holdings Ltd. ................ 442,000 2,205,367
ESR Cayman Ltd.
(b)(d)
................. 739,200 2,634,285
Hang Lung Properties Ltd. .............. 522,000 1,387,167
Hongkong Land Holdings Ltd. ........... 379,500 1,749,618
Vonovia SE ........................ 49,338 3,294,300
13,293,622
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. ........... 2,346 788,219
East Japan Railway Co. ............... 13,200 870,700
Kansas City Southern ................. 3,234 655,435
Union Pacific Corp. .................. 7,742 1,528,813
3,843,167
Semiconductors & Semiconductor Equipment — 1.0%
LONGi Green Energy Technology Co. Ltd.,
Class A ........................ 64,642 1,072,114
Nanya Technology Corp. ............... 395,000 1,123,403
Taiwan Semiconductor Manufacturing Co. Ltd. 345,000 7,291,021
Texas Instruments, Inc. ................ 12,055 1,997,393
Win Semiconductors Corp. ............. 127,000 1,864,473
13,348,404
Software — 0.2%
Intuit, Inc. ......................... 1,622 585,915
Microsoft Corp. ..................... 8,789 2,038,697
2,624,612
Specialty Retail — 0.1%
(b)
Topsports International Holdings Ltd. ....... 840,000 1,361,189
Vivo Energy plc ..................... 54,926 58,324
1,419,513
Technology Hardware, Storage & Peripherals — 0.1%
Wiwynn Corp. ...................... 38,000 1,115,863
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE ..... 1,915 1,157,800
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 58,303 1,895,833
Tobacco — 0.3%
British American Tobacco plc ............ 39,930 1,450,971
Philip Morris International, Inc. ........... 22,146 1,763,929
RLX Technology, Inc., ADR
(d)
............ 45,405 1,021,613
4,236,513

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 194,500 $ 1,583,971
Ferguson plc ....................... 12,772 1,482,941
3,066,912
Transportation Infrastructure — 1.0%
Aena SME SA
(b)(d)
.................... 9,520 1,468,145
Atlantia SpA
(d)
...................... 87,719 1,389,646
Atlas Arteria Ltd.
(f)
................... 220,758 1,063,992
Auckland International Airport Ltd. ........ 125,474 667,510
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 19,668 1,065,538
Getlink SE
(d)
....................... 37,956 584,927
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(d)
....................... 147,501 1,483,141
Hamburger Hafen und Logistik AG ........ 14,939 322,700
Jiangsu Expressway Co. Ltd., Class H ..... 1,240,000 1,437,973
Sydney Airport
(d)(f)
.................... 235,196 1,021,997
Transurban Group
(f)
.................. 267,825 2,698,632
13,204,201
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 6,695 1,064,639
Severn Trent plc .................... 12,991 410,684
1,475,323
Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC .............. 144,006 625,700
Mobile TeleSystems PJSC, ADR .......... 44,994 404,946
1,030,646
Total Common Stocks — 20.0%
(Cost: $241,003,420) .............................. 265,825,623
Par (000)
Par (000)
Corporate Bonds — 30.1%
Aerospace & Defense — 0.7%
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. USD 205 214,738
5.75%, 03/15/22 .................. 116 119,045
6.13%, 01/15/23 .................. 64 64,269
7.50%, 12/01/24 .................. 205 197,312
7.50%, 03/15/25 .................. 27 25,279
7.88%, 04/15/27 .................. 702 648,065
Embraer Netherlands Finance BV, 6.95%,
01/17/28
(b)
..................... 244 273,341
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 400 401,000
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 284 297,135
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 541 578,870
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 22 23,072
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................. 765 836,719
6.25%, 03/15/26
(b)
................. 3,469 3,669,161
6.38%, 06/15/26 .................. 158 163,135
4.63%, 01/15/29
(b)
................. 335 332,699
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 720 792,450
8,636,290
Airlines — 0.3%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 348 402,184
Avianca Holdings SA, (LIBOR USD 3 Month +
12.00%), 12.25%, 11/10/21
(a)(b)
........ 117 111,133
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 166 192,492
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 287 251,426
Security
Par (000)
Par (000) Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 191 $ 198,640
Latam Finance Ltd., 6.88%, 04/11/24
(b)(d)(g)
... 689 464,644
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
1,001 1,094,844
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
35 40,264
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 40 40,900
Series 2020-1, Class A, 5.88%, 10/15/27 . 942 1,051,765
3,848,292
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 101 112,994
Clarios Global LP
(b)
:
6.75%, 05/15/25 .................. 322 343,030
6.25%, 05/15/26 .................. 1,274 1,355,752
8.50%, 05/15/27 .................. 1,933 2,047,047
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 313 332,563
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ...................... 121 135,520
Icahn Enterprises LP:
6.25%, 05/15/26 .................. 268 283,165
5.25%, 05/15/27 .................. 531 557,561
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(b)
..................... 20 20,518
Tenneco, Inc., 7.88%, 01/15/29
(b)
........ 47 52,875
5,241,025
Automobiles — 0.1%
Ford Motor Co.:
8.50%, 04/21/23 .................. 248 277,884
4.75%, 01/15/43 .................. 41 41,382
5.29%, 12/08/46 .................. 100 105,343
General Motors Co., 6.13%, 10/01/25 ..... 77 92,751
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
90 96,975
614,335
Banks — 3.9%
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(b)
(h)
.......................... 2,545 2,984,776
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(h)
... 1,400 1,456,350
Banco Industrial SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.44%), 4.88%, 01/29/31
(a)(b)
.......... 180 184,050
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.97%), 6.75%
(a)(b)(h)
.......... 400 423,750
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(h)
...................... 400 420,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 412 431,828
Banistmo SA, 3.65%, 09/19/22 .......... 400 412,875
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 340 355,439
Bank of East Asia Ltd. (The)
(a)(h)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 575 605,727
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 250 267,000

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(a)(h)
:
(USD Swap Semi 5 Year + 6.77%), 7.88% USD 3,079 $ 3,232,605
(USD Swap Semi 5 Year + 4.84%), 7.75% 625 680,594
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ....................... 1,300 1,407,250
BBK BSC, 5.50%, 07/09/24 ............ 257 264,389
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)
........... 428 453,723
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(h)
................ 400 412,875
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(h)
............... 250 254,531
Citigroup, Inc., Series U, (SOFR + 3.81%),
5.00%
(a)(h)
..................... 2,575 2,669,953
Credit Agricole SA
(a)(b)(h)
:
(USD Swap Semi 5 Year + 4.90%), 7.88% 350 394,187
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,825 2,203,688
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(h)
................ 3,630 4,029,300
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(h)
........... 450 480,234
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 248 255,254
HSBC Holdings plc
(a)(h)
:
(USD Swap Rate 5 Year + 5.51%), 6.87% . 581 589,070
(USD Swap Rate 5 Year + 4.37%), 6.37% . 718 784,200
(USD Swap Rate 5 Year + 3.75%), 6.00% . 487 527,626
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ....................... 930 942,787
ING Groep NV, (USD Swap Rate 5 Year +
4.20%), 6.75%
(a)(h)
................ 925 1,001,312
Itau Unibanco Holding SA, 5.13%, 05/13/23
(b)
. 412 441,149
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 1.22%, 05/15/47
(a)
. 2,042 1,694,860
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(h)
...................... 410 430,455
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 412 431,055
Lloyds Banking Group plc
(a)(h)
:
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 433,371
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ....................... 485 540,169
Macquarie Bank Ltd.
(a)(h)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
3,679 3,964,123
(USD Swap Semi 5 Year + 3.70%), 6.13% 200 215,500
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(h)
........... 600 609,000
Natwest Group plc, (USD Swap Semi 5 Year +
7.60%), 8.62%
(a)(h)
................ 2,161 2,236,635
Nordea Bank Abp, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.11%), 6.63%
(a)(b)(h)
............... 3,425 3,904,500
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(h)
........... 400 405,875
Security
Par (000)
Par (000) Value
Banks (continued)
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(h)
........... USD 200 $ 217,312
Societe Generale SA
(a)(b)(h)
:
(USD Swap Rate 5 Year + 5.87%), 8.00% . 1,775 2,085,909
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ....................... 1,350 1,407,375
Standard Chartered plc, (USD Swap Semi 5
Year + 6.30%), 7.50%
(a)(b)(h)
.......... 1,010 1,059,894
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(h)
..................... 200 199,562
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(h)
................ 3,040 3,271,800
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.74%, 01/15/27
(a)
......... 115 110,738
51,784,655
Beverages — 0.0%
Central American Bottling Corp.:
5.75%, 01/31/27
(b)
................. 335 354,053
5.75%, 01/31/27 .................. 150 158,531
512,584
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ...................... 119 125,247
Builders FirstSource, Inc., 6.75%, 06/01/27 .. 48 51,660
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ...................... 239 249,755
CP Atlas Buyer, Inc., 7.00%, 12/01/28 ..... 120 124,650
Forterra Finance LLC, 6.50%, 07/15/25 .... 411 437,715
JELD-WEN, Inc.:
6.25%, 05/15/25 .................. 99 106,178
4.63%, 12/15/25 .................. 40 40,800
4.88%, 12/15/27 .................. 12 12,600
SRM Escrow Issuer LLC, 6.00%, 11/01/28 ... 523 549,568
Summit Materials LLC, 5.25%, 01/15/29 .... 128 134,720
1,832,893
Capital Markets — 1.3%
(a)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70%
(h)
1,450 1,489,803
Credit Suisse Group AG
(b)(h)
:
(USD Swap Semi 5 Year + 4.60%), 7.50% 875 969,531
(USD Swap Semi 5 Year + 3.46%), 6.25% 2,378 2,600,914
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ....................... 600 668,250
Deutsche Bank AG, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(h)
................. 800 777,000
Goldman Sachs Group, Inc. (The)
(h)
:
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 1,655 1,818,365
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 1,445 1,528,983
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.22%, 06/15/47 ............ 3,466 2,990,844
UBS Group AG
(h)
:
(USD Swap Semi 5 Year + 5.50%), 6.87% 2,200 2,211,176
(USD Swap Semi 5 Year + 4.87%), 7.00% 1,627 1,850,680
16,905,546

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(i)
............ USD 650 $ 656,500
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 674 684,110
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.......................... 495 547,185
Chemours Co. (The), 5.75%, 11/15/28
(b)
.... 71 73,495
Cydsa SAB de CV, 6.25%, 10/04/27
(b)
..... 248 263,097
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
. 441 486,892
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 161 169,050
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 151 154,020
HB Fuller Co., 4.25%, 10/15/28 ......... 61 62,373
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 224 249,693
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 68,250
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 200 60,124
PQ Corp., 5.75%, 12/15/25
(b)
........... 1,077 1,101,233
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
40 41,900
Sasol Financing USA LLC, 6.50%, 09/27/28 .. 255 280,181
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 200 205,472
5,103,575
Commercial Services & Supplies — 0.8%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 285 308,427
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 2,476 2,652,291
9.75%, 07/15/27 .................. 1,406 1,530,094
APX Group, Inc.:
8.50%, 11/01/24 .................. 62 65,242
6.75%, 02/15/27
(b)
................. 356 379,140
Aramark Services, Inc.
(b)
:
6.38%, 05/01/25 .................. 160 170,096
5.00%, 02/01/28 .................. 50 52,130
Covanta Holding Corp., 5.00%, 09/01/30 ... 58 60,900
Garda World Security Corp., 9.50%, 11/01/27
(b)
667 732,032
GFL Environmental, Inc.
(b)
:
5.13%, 12/15/26 .................. 384 405,120
8.50%, 05/01/27 .................. 201 222,231
IAA, Inc., 5.50%, 06/15/27
(b)
........... 245 257,274
Interface, Inc., 5.50%, 12/01/28
(b)
........ 71 75,083
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
144 147,780
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 101 102,641
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 332 354,798
5.88%, 10/01/30 .................. 887 985,391
Prime Security Services Borrower LLC
(b)
:
5.75%, 04/15/26 .................. 138 151,082
6.25%, 01/15/28 .................. 752 800,880
Tuspark Forward Ltd., 7.95%, 08/15/21 .... 400 336,125
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 539 555,008
10,343,765
Communications Equipment — 0.3%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 1,467 1,559,296
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 351 358,424
5.00%, 03/15/27 .................. 210 208,162
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 52 53,359
6.00%, 03/01/26 .................. 1,148 1,215,445
8.25%, 03/01/27 .................. 112 120,617
7.13%, 07/01/28 .................. 73 77,673
Nokia OYJ, 6.63%, 05/15/39 ........... 98 128,197
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viasat, Inc.
(b)
:
5.63%, 04/15/27 .................. USD 3 $ 3,154
6.50%, 07/15/28 .................. 411 443,880
4,168,207
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 405 418,162
Bioceanico Sovereign Certificate Ltd., 0.00%,
06/05/34
(j)
..................... 368 284,199
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 453 456,964
GMR Hyderabad International Airport Ltd.,
4.75%, 02/02/26 ................. 440 438,763
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 85 89,531
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 42 46,725
Pike Corp., 5.50%, 09/01/28
(b)
.......... 128 132,160
Stoneway Capital Corp.
(d)(g)
:
10.00%, 03/01/27
(b)
................ 752 286,177
10.00%, 03/01/27 ................. 267 101,459
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... 38 39,520
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 200 204,000
2,497,660
Construction Materials — 0.0%
Cemex SAB de CV:
5.45%, 11/19/29 .................. 247 268,242
3.88%, 07/11/31
(b)
................. 215 215,000
483,242
Consumer Finance — 0.4%
ASG Finance Designated Activity Co., 7.88%,
12/03/24
(b)
..................... 534 469,753
Ford Motor Credit Co. LLC:
3.81%, 01/09/24 .................. 200 206,750
5.13%, 06/16/25 .................. 319 346,434
4.13%, 08/04/25 .................. 418 438,948
General Motors Financial Co., Inc., 2.75%,
06/20/25 ...................... 107 113,715
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 223 193,163
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(h)
........... 200 171,125
Manappuram Finance Ltd., 5.90%, 01/13/23 . 200 206,438
Muthoot Finance Ltd.:
6.13%, 10/31/22
(b)
................. 466 487,855
4.40%, 09/02/23 .................. 412 418,309
Navient Corp.:
6.13%, 03/25/24 .................. 66 70,290
6.75%, 06/15/26 .................. 329 363,032
5.00%, 03/15/27 .................. 35 35,481
OneMain Finance Corp.:
8.88%, 06/01/25 .................. 42 46,960
7.13%, 03/15/26 .................. 10 11,700
6.63%, 01/15/28 .................. 637 743,698
5.38%, 11/15/29 .................. 50 55,000
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 400 409,500
5.10%, 07/16/23 .................. 624 631,995
5,420,146
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 1,230 1,293,037
Ardagh Packaging Finance plc, 5.25%,
08/15/27
(b)
..................... 671 695,518
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 19,440

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 71 $ 76,769
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 108 111,510
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
..................... 127 134,008
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 285 284,031
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. 628 672,353
10.50%, 07/15/27 ................. 129 142,867
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 583 590,043
Trivium Packaging Finance BV
(b)(k)
:
5.50%, 08/15/26 .................. 689 726,430
8.50%, 08/15/27 .................. 1,844 2,003,082
6,749,088
Distributors — 0.1%
(b)
Core & Main LP, 6.13%, 08/15/25 ........ 1,520 1,554,200
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 129 123,356
9.00%, 11/15/26 .................. 214 203,835
1,881,391
Diversified Consumer Services — 0.2%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 460 477,250
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 237 252,998
Service Corp. International, 3.38%, 08/15/30 . 42 42,630
Sotheby's, 7.38%, 10/15/27
(b)
........... 1,187 1,287,895
2,060,773
Diversified Financial Services — 0.4%
(b)
Fairstone Financial, Inc., 7.88%, 07/15/24 ... 154 162,470
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ...................... 555 550,144
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25 ......... 546 565,963
Sabre GLBL, Inc.:
9.25%, 04/15/25 .................. 489 580,174
7.38%, 09/01/25 .................. 161 173,478
Shift4 Payments LLC, 4.63%, 11/01/26 ..... 125 130,312
Verscend Escrow Corp., 9.75%, 08/15/26 ... 2,491 2,687,042
4,849,583
Diversified Telecommunication Services — 1.5%
Altice France Holding SA
(b)
:
10.50%, 05/15/27 ................. 2,679 3,003,829
6.00%, 02/15/28 .................. 727 732,452
Altice France SA
(b)
:
7.38%, 05/01/26 .................. 200 209,190
8.13%, 02/01/27 .................. 1,212 1,336,230
5.50%, 01/15/28 .................. 200 208,250
CCO Holdings LLC
(b)
:
4.75%, 03/01/30 .................. 128 136,156
4.25%, 02/01/31 .................. 144 147,557
4.50%, 05/01/32 .................. 777 808,251
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. 779 808,213
8.00%, 10/15/25 .................. 31 33,170
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... 693 753,866
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 345 370,771
5.00%, 05/01/28 .................. 516 535,028
6.75%, 05/01/29 .................. 331 347,658
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(k)
.................... 280 287,000
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.:
5.13%, 12/15/26
(b)
................. USD 988 $ 1,050,619
4.50%, 01/15/29
(b)
................. 384 394,161
Series P, 7.60%, 09/15/39 ........... 391 483,315
Series U, 7.65%, 03/15/42 ........... 536 663,675
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(h)
..................... 500 528,906
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
..................... 338 351,182
Sable International Finance Ltd., 5.75%,
09/07/27 ...................... 470 498,200
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 392 503,230
8.75%, 03/15/32 .................. 613 936,357
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 45 55,531
6.00%, 09/30/34 .................. 991 1,186,103
7.20%, 07/18/36 .................. 21 27,743
7.72%, 06/04/38 .................. 26 36,530
Telesat Canada
(b)
:
4.88%, 06/01/27 .................. 376 391,002
6.50%, 10/15/27 .................. 10 10,591
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
..................... 301 323,006
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 917 919,586
6.13%, 03/01/28 .................. 1,616 1,680,911
19,758,269
Electric Utilities — 0.5%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 305 326,731
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.39%), 4.88%
(a)(h)
................ 2,000 2,135,000
Energuate Trust, 5.88%, 05/03/27
(b)
....... 400 423,375
Genneia SA, 8.75%, 01/20/22
(b)
......... 519 445,367
Greenko Investment Co.:
4.88%, 08/16/23 .................. 413 420,357
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(g)
200 75,938
Inkia Energy Ltd.:
5.88%, 11/09/27
(b)
................. 200 213,500
5.88%, 11/09/27 .................. 258 275,415
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 824 832,755
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
...... 200 204,437
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 329 347,950
PG&E Corp., 5.25%, 07/01/30 .......... 217 238,700
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 495 551,925
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 317 357,131
6,848,581
Electronic Equipment, Instruments & Components — 0.0%
Itron, Inc., 5.00%, 01/15/26
(b)
........... 68 69,360
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 7.50%, 12/02/22 245 222,644
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 544 571,010
6.25%, 04/01/28 .................. 286 292,077
ChampionX Corp., 6.38%, 05/01/26 ....... 160 167,840
Hilong Holding Ltd., 8.25%, 09/26/22
(d)(g)
.... 200 151,937
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 241 251,040

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Tervita Corp., 11.00%, 12/01/25
(b)
........ USD 100 $ 108,750
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 86 66,435
USA Compression Partners LP:
6.88%, 04/01/26 .................. 1,108 1,158,082
6.88%, 09/01/27 .................. 1,102 1,168,120
4,157,935
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 19 19,095
6.50%, 05/15/27 .................. 949 1,054,254
Viking Cruises Ltd., 7.00%, 02/15/29 ...... 50 49,812
WMG Acquisition Corp., 3.88%, 07/15/30
(b)
.. 84 85,680
1,208,841
Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 28 29,061
Diversified Healthcare Trust, 9.75%, 06/15/25 114 129,356
GLP Capital LP, 4.00%, 01/15/31 ........ 48 52,238
Iron Mountain, Inc.
(b)
:
5.25%, 07/15/30 .................. 355 376,300
5.63%, 07/15/32 .................. 619 668,520
MGM Growth Properties Operating Partnership
LP, 4.63%, 06/15/25
(b)
.............. 16 16,960
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 46 48,185
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 413 421,260
Service Properties Trust:
4.50%, 06/15/23 .................. 25 25,162
4.35%, 10/01/24 .................. 26 25,533
7.50%, 09/15/25 .................. 197 221,772
5.50%, 12/15/27 .................. 78 83,325
Uniti Group LP:
6.00%, 04/15/23
(b)
................. 130 132,763
8.25%, 10/15/23 .................. 479 485,516
7.88%, 02/15/25
(b)
................. 89 95,537
6.50%, 02/15/29
(b)
................. 580 580,000
VICI Properties LP, 4.13%, 08/15/30
(b)
..... 627 652,475
4,043,963
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.:
5.88%, 02/15/28 .................. 367 395,817
4.88%, 02/15/30 .................. 40 42,751
United Natural Foods, Inc., 6.75%, 10/15/28 . 78 82,485
US Foods, Inc.:
6.25%, 04/15/25 .................. 64 68,320
4.75%, 02/15/29 .................. 231 231,578
820,951
Food Products — 0.4%
BRF SA, 4.88%, 01/24/30 ............. 496 524,857
Chobani LLC, 7.50%, 04/15/25
(b)
........ 955 986,037
Grupo Bimbo SAB de CV, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.28%), 5.95%
(a)(b)(h)
.............. 324 345,668
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 472 491,617
Kraft Heinz Foods Co.:
5.20%, 07/15/45 .................. 233 270,985
4.88%, 10/01/49 .................. 588 665,303
5.50%, 06/01/50 .................. 895 1,099,683
MHP Lux SA, 6.25%, 09/19/29
(b)
......... 600 616,125
Post Holdings, Inc., 4.63%, 04/15/30
(b)
..... 82 84,991
Simmons Foods, Inc., 7.75%, 01/15/24
(b)
... 125 130,156
Security
Par (000)
Par (000) Value
Food Products (continued)
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 62 $ 62,620
5,278,042
Gas Utilities — 0.0%
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 192 213,840
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc., 4.63%, 07/15/28 .... 516 542,079
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 .................. 370 395,900
7.25%, 02/01/28 .................. 2,069 2,213,830
3,151,809
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 .................. 50 50,144
5.50%, 07/01/28
(b)
................. 132 140,580
5.00%, 04/15/29
(b)
................. 91 95,777
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 94 101,050
4.63%, 08/01/29 .................. 45 45,963
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 603 660,285
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 33 34,650
Community Health Systems Inc, 8.13%,
06/30/24
(b)
..................... 83 87,150
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 .................. 116 121,104
6.63%, 02/15/25 .................. 1,292 1,360,088
8.00%, 03/15/26 .................. 1,192 1,281,400
5.63%, 03/15/27 .................. 320 336,000
6.00%, 01/15/29 .................. 244 259,250
6.88%, 04/15/29 .................. 231 233,599
Encompass Health Corp.:
4.50%, 02/01/28 .................. 23 23,949
4.75%, 02/01/30 .................. 31 33,343
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. 207 220,973
4.38%, 02/15/27 .................. 102 103,912
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 149 150,118
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 268 286,760
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 55 58,300
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 88 94,380
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 56 61,064
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 117 121,387
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 1,573 1,616,336
10.00%, 04/15/27 ................. 224 247,520
Tenet Healthcare Corp.
(b)
:
7.50%, 04/01/25 .................. 173 186,920
4.88%, 01/01/26 .................. 551 574,765
6.25%, 02/01/27 .................. 560 589,907
5.13%, 11/01/27 .................. 336 354,097
4.63%, 06/15/28 .................. 48 50,213
6.13%, 10/01/28 .................. 475 496,130
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 72 76,500
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... 181 186,430
10,340,044
Hotels, Restaurants & Leisure — 1.4%
Affinity Gaming, 6.88%, 12/15/27
(b)
....... 72 75,600
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 126 139,230
6.38%, 04/01/26 .................. 77 79,838
4.75%, 12/01/27 .................. 117 119,905

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... USD 64 $ 66,720
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. 1,194 1,258,375
8.13%, 07/01/27 .................. 1,036 1,137,010
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 402 421,916
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................. 383 434,548
10.50%, 02/01/26 ................. 65 75,400
7.63%, 03/01/26 .................. 142 150,165
9.88%, 08/01/27 .................. 139 159,502
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 105 111,300
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 627 651,497
6.50%, 10/01/28 .................. 34 35,870
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 450 460,687
4.85%, 01/27/28 .................. 210 214,200
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 239 250,054
4.75%, 01/15/28 .................. 315 327,600
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 200 205,938
6.75%, 07/02/23 .................. 1,300 1,370,281
5.95%, 10/19/25 .................. 455 477,039
5.05%, 01/27/27 .................. 450 450,984
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 1,383 1,386,181
Hilton Domestic Operating Co., Inc.:
5.75%, 05/01/28
(b)
................. 90 97,087
4.88%, 01/15/30 .................. 295 317,988
4.00%, 05/01/31
(b)
................. 11 11,302
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 186 187,884
8.00%, 04/15/26 .................. 113 113,141
Marriott International, Inc., Series EE, 5.75%,
05/01/25 ...................... 53 61,520
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 425 439,875
5.63%, 07/17/27 .................. 400 418,000
MGM China Holdings Ltd., 5.88%, 05/15/26 .. 420 439,819
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 60 69,600
5.88%, 03/15/26 .................. 118 116,747
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 102 109,424
Powdr Corp., 6.00%, 08/01/25
(b)
......... 137 143,507
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 75 84,562
9.13%, 06/15/23 .................. 110 118,663
11.50%, 06/01/25 ................. 212 244,442
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 132 142,725
5.00%, 10/15/25 .................. 574 591,266
8.25%, 03/15/26 .................. 661 698,931
7.00%, 05/15/28 .................. 92 97,520
7.25%, 11/15/29 .................. 33 35,558
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 83 89,017
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
817 880,317
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 154 150,920
Studio City Finance Ltd., 7.25%, 02/11/24 ... 200 207,500
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 79 83,937
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 50 49,750
Wyndham Destinations, Inc., 6.63%, 07/31/26
(b)
47 52,490
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... USD 59 $ 59,590
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 157,264
Wynn Macau Ltd.:
5.50%, 01/15/26 .................. 531 546,107
5.50%, 10/01/27 .................. 252 259,560
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 106 113,825
5.13%, 10/01/29 .................. 502 511,528
Yum! Brands, Inc., 5.35%, 11/01/43 ....... 115 128,133
17,889,339
Household Durables — 0.2%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
. 30 31,725
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 140 147,700
4.88%, 02/15/30 .................. 377 386,659
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
152 163,020
Controladora Mabe SA de CV, 5.60%,
10/23/28
(b)
..................... 337 399,766
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 56,445
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 184 193,200
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 74 77,885
4.63%, 03/01/30 .................. 190 197,125
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
43 44,451
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
210 224,114
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 60 65,792
Tri Pointe Homes, Inc., 5.70%, 06/15/28 .... 37 41,532
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 156 160,680
2,190,094
Household Products — 0.0%
(b)
Energizer Holdings, Inc., 4.75%, 06/15/28 ... 105 109,431
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26 ...................... 110 112,200
Spectrum Brands, Inc.:
5.00%, 10/01/29 .................. 99 104,772
5.50%, 07/15/30 .................. 63 67,725
394,128
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 103 106,253
5.13%, 03/15/28 .................. 780 807,300
4.63%, 02/01/29 .................. 112 113,120
5.00%, 02/01/31 .................. 473 486,007
1,512,680
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44 ........ 220 285,230
Insurance — 0.7%
Acrisure LLC, 8.13%, 02/15/24
(b)
......... 25 26,115
Alliant Holdings Intermediate LLC, 6.75%,
10/15/27
(b)
..................... 2,178 2,303,235
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(h)
.................... 1,400 1,413,132
Ambac Assurance Corp., 5.10%
(b)(h)
....... 4 4,883
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 13 13,104
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 184 197,226

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(h)
....... USD 400 $ 431,240
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 200 203,000
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(h)
..................... 200 190,500
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. 243 261,832
Hartford Financial Services Group, Inc. (The),
(LIBOR USD 3 Month + 2.13%), 2.35%,
02/12/47
(a)(b)
.................... 1,300 1,195,840
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(h)
........... 400 402,875
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 200 214,500
HUB International Ltd., 7.00%, 05/01/26
(b)
... 1,275 1,322,812
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(h)
............... 200 201,375
Nationwide Financial Services, Inc., 6.75%,
05/15/37 ...................... 175 210,604
NFP Corp.
(b)
:
7.00%, 05/15/25 .................. 48 51,720
6.88%, 08/15/28 .................. 793 833,562
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 400 372,125
9,849,680
Interactive Media & Services — 0.0%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ...................... 322 335,685
TripAdvisor, Inc., 7.00%, 07/15/25 ........ 11 11,866
347,551
Internet & Direct Marketing Retail — 0.1%
Expedia Group, Inc.
(b)
:
3.60%, 12/15/23 .................. 100 106,458
6.25%, 05/01/25 .................. 100 115,618
JD.com, Inc., 3.88%, 04/29/26 .......... 500 554,844
776,920
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... 595 605,227
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 83 82,896
6.13%, 12/01/28 .................. 29 29,725
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 54 55,958
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
... 1,760 1,862,291
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 205,000
Endurance Acquisition Merger Sub, 6.00%,
02/15/29
(b)
..................... 134 131,655
Gartner, Inc., 4.50%, 07/01/28
(b)
......... 76 80,157
Northwest Fiber LLC, 10.75%, 06/01/28
(b)
... 58 65,685
PayPal Holdings, Inc., 1.65%, 06/01/25 .... 50 51,806
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 271 284,650
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 81 85,253
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 114 121,661
6.75%, 06/01/25 .................. 1,096 1,127,345
Unisys Corp., 6.88%, 11/01/27
(b)
......... 65 71,988
4,861,297
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 541 568,212
5.88%, 12/15/27
(b)
................. 431 475,277
6.20%, 10/01/40 .................. 41 47,970
Security
Par (000)
Par (000) Value
Leisure Products (continued)
5.45%, 11/01/41 .................. USD 109 $ 120,445
1,211,904
Machinery — 0.3%
Clark Equipment Co., 5.88%, 06/01/25
(b)
.... 162 171,416
Colfax Corp., 6.38%, 02/15/26
(b)
......... 42 45,001
EnPro Industries, Inc., 5.75%, 10/15/26 .... 65 69,063
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 104 105,300
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 230 234,600
HTA Group Ltd., 7.00%, 12/18/25
(b)
....... 405 431,199
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
.......... 196 211,680
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 45 45,900
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. 89 96,974
Terex Corp., 5.63%, 02/01/25
(b)
......... 113 115,684
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 959 975,322
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 400 431,500
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. 726 758,478
Wabash National Corp., 5.50%, 10/01/25
(b)
.. 105 107,100
3,799,217
Media — 1.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 90 93,638
Altice Financing SA
(b)
:
7.50%, 05/15/26 .................. 1,389 1,456,714
5.00%, 01/15/28 .................. 229 234,725
AMC Networks, Inc., 4.25%, 02/15/29 ..... 95 94,573
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 40,316
Cable Onda SA, 4.50%, 01/30/30 ........ 600 648,000
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 259,968
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 1,256 1,306,504
5.13%, 08/15/27
(b)
................. 1,685 1,720,806
CSC Holdings LLC
(b)
:
6.50%, 02/01/29 .................. 290 322,713
5.75%, 01/15/30 .................. 896 961,807
4.63%, 12/01/30 .................. 402 410,040
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
421 339,958
DISH DBS Corp.:
5.88%, 07/15/22 .................. 811 843,440
7.75%, 07/01/26 .................. 507 550,057
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 187 191,675
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 800 860,184
Meredith Corp., 6.88%, 02/01/26 ........ 39 39,435
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. 686 698,259
6.50%, 09/15/28 .................. 1,694 1,782,935
Scripps Escrow II, Inc., 5.38%, 01/15/31
(b)
... 128 129,280
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 119 118,554
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 400 423,200
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 603 651,994
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 574 577,114
6.63%, 06/01/27 .................. 243 255,757
Urban One, Inc., 7.38%, 02/01/28
(b)
....... 90 90,932
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 1,574 1,644,830
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... 200 208,582
Ziggo BV
(b)
:
5.50%, 01/15/27 .................. 180 187,633

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
4.88%, 01/15/30 .................. USD 400 $ 419,242
17,562,865
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24 ...................... 605 648,295
Allegheny Technologies, Inc., 7.88%, 08/15/23
(k)
44 48,133
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 214,000
Arconic Corp., 6.13%, 02/15/28
(b)
........ 102 109,387
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 1,322 1,419,808
China Hongqiao Group Ltd., 7.13%, 07/22/22 . 200 194,688
Constellium SE
(b)
:
6.63%, 03/01/25 .................. 250 254,174
5.88%, 02/15/26 .................. 1,160 1,192,596
5.63%, 06/15/28 .................. 250 267,500
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 2,152 2,690,000
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 254 277,889
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 93 104,899
Kaiser Aluminum Corp., 6.50%, 05/01/25
(b)
.. 62 66,185
New Gold, Inc.
(b)
:
6.38%, 05/15/25 .................. 94 97,290
7.50%, 07/15/27 .................. 590 637,324
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 643 704,085
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 379 397,003
4.75%, 01/30/30 .................. 760 798,000
Periama Holdings LLC, 5.95%, 04/19/26 .... 365 386,900
United States Steel Corp., 12.00%, 06/01/25
(b)
338 392,080
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. 171 209,635
3.75%, 07/08/30 .................. 260 284,219
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 1,000 865,312
13.88%, 01/21/24 ................. 250 268,063
12,527,465
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 325 278,789
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 425 470,688
Nordstrom, Inc., 8.75%, 05/15/25
(b)
....... 339 379,354
1,128,831
Oil, Gas & Consumable Fuels — 2.9%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 400 444,050
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 367 375,257
Antero Midstream Partners LP, 7.88%,
05/15/26
(b)
..................... 206 220,446
Antero Resources Corp.
(b)
:
8.38%, 07/15/26 .................. 57 60,147
7.63%, 02/01/29 .................. 164 167,639
Apache Corp.:
4.88%, 11/15/27 .................. 135 138,713
4.38%, 10/15/28 .................. 7 6,969
5.10%, 09/01/40 .................. 48 48,603
5.25%, 02/01/42 .................. 45 45,000
4.75%, 04/15/43 .................. 170 161,500
4.25%, 01/15/44 .................. 38 34,960
5.35%, 07/01/49 .................. 36 35,460
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 197 221,995
8.25%, 12/31/28 .................. 87 88,541
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 200 211,938
Baytex Energy Corp., 8.75%, 04/01/27
(b)
.... 128 100,800
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
USD 127 $ 134,383
BP Capital Markets plc
(a)(h)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 1,275 1,357,926
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 1,175 1,280,515
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 32 32,440
3.95%, 12/01/26 .................. 23 23,168
4.50%, 03/01/28
(b)
................. 116 119,819
5.85%, 11/15/43 .................. 93 92,767
5.60%, 10/15/44 .................. 117 112,905
California Resources Corp., 7.13%, 02/01/26
(b)
72 71,370
Callon Petroleum Co., 9.00%, 04/01/25
(b)
... 353 336,515
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 170 147,653
Cheniere Energy Partners LP, 5.63%, 10/01/26 215 223,675
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 157 150,720
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 171 173,317
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 131 140,865
6.00%, 01/15/29 .................. 194 200,489
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 77 73,535
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 288 294,480
9.75%, 08/15/26 .................. 488 519,574
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 62 62,077
5.75%, 01/15/31
(b)
................. 186 201,345
4.90%, 06/01/44 .................. 179 172,959
Crestwood Midstream Partners LP
(b)
:
5.63%, 05/01/27 .................. 133 128,045
6.00%, 02/01/29 .................. 146 140,647
CrownRock LP, 5.63%, 10/15/25
(b)
....... 1,195 1,189,198
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 .................. 89 87,194
5.75%, 02/15/28 .................. 46 45,151
DCP Midstream Operating LP:
5.63%, 07/15/27 .................. 131 142,790
6.75%, 09/15/37
(b)
................. 230 255,300
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 309 319,815
Enbridge, Inc.
(a)
:
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77 .......... 1,825 1,952,750
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80 .......... 980 1,083,698
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. 124 132,448
5.50%, 01/30/26 .................. 233 241,155
5.75%, 01/30/28 .................. 291 308,460
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 131 130,754
EnLink Midstream Partners LP:
4.85%, 07/15/26 .................. 17 16,508
5.60%, 04/01/44 .................. 99 79,447
5.05%, 04/01/45 .................. 32 25,593
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 169 176,786
4.13%, 12/01/26 .................. 16 15,496
6.50%, 07/01/27
(b)
................. 237 253,778

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.:
3.90%, 10/01/27 .................. USD 51 $ 52,976
8.75%, 02/01/30
(k)
................. 54 68,862
Genesis Energy LP:
5.63%, 06/15/24 .................. 60 56,400
6.50%, 10/01/25 .................. 10 9,253
8.00%, 01/15/27 .................. 128 121,638
7.75%, 02/01/28 .................. 49 45,448
Geopark Ltd., 6.50%, 09/21/24
(b)
......... 255 264,084
Greenko Dutch BV, 5.25%, 07/24/24 ...... 411 426,721
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 200 205,437
5.95%, 07/29/26 .................. 200 215,063
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 229 240,507
Hess Midstream Operations LP, 5.13%,
06/15/28
(b)
..................... 134 139,065
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 .................. 188 191,162
6.00%, 02/01/31 .................. 111 112,665
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 91 91,541
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 200 209,313
5.25%, 04/28/27 .................. 400 413,750
India Green Energy Holdings:
5.38%, 04/29/24
(b)
................. 300 314,250
5.38%, 04/29/24 .................. 250 261,875
Indigo Natural Resources LLC
(b)
:
6.88%, 02/15/26 .................. 331 342,982
5.38%, 02/01/29 .................. 419 413,763
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 485 515,767
Matador Resources Co., 5.88%, 09/15/26 ... 431 411,605
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 400 425,750
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 .................. 345 349,727
6.50%, 01/15/25 .................. 371 382,167
7.13%, 02/01/27 .................. 110 113,575
5.88%, 02/01/29 .................. 174 172,695
Mongolian Mining Corp., 9.25%, 04/15/24 ... 450 413,578
Murphy Oil Corp., 6.37%, 12/01/42
(k)
...... 11 9,625
Neerg Energy Ltd., 6.00%, 02/13/22 ...... 500 507,031
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 1,373 1,420,190
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
279 282,836
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 174 235,416
NuStar Logistics LP:
5.75%, 10/01/25 .................. 69 73,140
6.00%, 06/01/26 .................. 82 87,125
6.38%, 10/01/30 .................. 17 18,721
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 224 224,607
2.70%, 02/15/23 .................. 95 93,853
6.95%, 07/01/24 .................. 39 42,315
2.90%, 08/15/24 .................. 145 140,287
5.50%, 12/01/25 .................. 112 117,600
3.40%, 04/15/26 .................. 42 40,569
3.00%, 02/15/27 .................. 4 3,700
8.88%, 07/15/30 .................. 24 30,138
6.13%, 01/01/31 .................. 180 195,809
4.30%, 08/15/39 .................. 226 197,750
6.20%, 03/15/40 .................. 393 408,720
4.50%, 07/15/44 .................. 127 109,855
4.63%, 06/15/45 .................. 259 225,819
6.60%, 03/15/46 .................. 8 8,618
4.40%, 04/15/46 .................. 190 167,346
4.10%, 02/15/47 .................. 49 40,670
4.20%, 03/15/48 .................. 210 176,400
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.40%, 08/15/49 .................. USD 68 $ 57,800
Ovintiv Exploration, Inc., 5.75%, 01/30/22 ... 54 56,025
Parkland Corp., 5.88%, 07/15/27
(b)
....... 118 126,260
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 .................. 22 24,062
4.13%, 02/15/28 .................. 94 99,875
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
... 586 565,285
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 74 75,495
6.25%, 12/01/25 .................. 48 47,760
5.75%, 05/15/26 .................. 619 630,594
Petrobras Global Finance BV:
5.30%, 01/27/25 .................. 326 370,662
8.75%, 05/23/26 .................. 150 197,437
6.00%, 01/27/28 .................. 297 347,119
5.60%, 01/03/31 .................. 674 748,814
Puma International Financing SA
(b)
:
5.13%, 10/06/24 .................. 400 395,875
5.00%, 01/24/26 .................. 200 192,250
QEP Resources, Inc.:
5.38%, 10/01/22 .................. 127 131,763
5.25%, 05/01/23 .................. 148 155,770
5.63%, 03/01/26 .................. 71 79,172
Range Resources Corp.:
5.88%, 07/01/22 .................. 16 16,160
5.00%, 08/15/22 .................. 45 45,225
5.00%, 03/15/23 .................. 53 53,150
4.88%, 05/15/25 .................. 49 47,955
9.25%, 02/01/26 .................. 20 21,796
8.25%, 01/15/29
(b)
................. 63 66,150
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 154 161,315
ReNew Power Ltd., 6.45%, 09/27/22 ...... 500 518,125
ReNew Power Synthetic, 6.67%, 03/12/24 ... 400 421,500
Santos Finance Ltd., 5.25%, 03/13/29 ..... 200 227,354
SM Energy Co.:
6.13%, 11/15/22 .................. 118 114,460
5.00%, 01/15/24 .................. 13 12,057
10.00%, 01/15/25
(b)
................ 417 462,349
Southwestern Energy Co., 8.38%, 09/15/28 .. 75 80,258
Sunoco LP:
5.50%, 02/15/26 .................. 39 40,080
6.00%, 04/15/27 .................. 4 4,235
Tallgrass Energy Partners LP
(b)
:
7.50%, 10/01/25 .................. 71 75,615
6.00%, 12/31/30 .................. 92 92,230
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 16 16,760
5.50%, 03/01/30 .................. 206 219,003
4.88%, 02/01/31
(b)
................. 134 139,829
Transcanada Trust, Series 16-A, (LIBOR USD 3
Month + 4.64%), 5.87%, 08/15/76
(a)
..... 2,646 2,943,675
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 103 108,150
Western Midstream Operating LP:
5.45%, 04/01/44 .................. 124 130,045
5.30%, 03/01/48 .................. 538 551,450
5.50%, 08/15/48 .................. 39 38,610
6.25%, 02/01/50
(k)
................. 619 696,375
38,455,216
Paper & Forest Products — 0.0%
Mercer International, Inc., 5.13%, 02/01/29
(b)
. 78 79,365
Suzano Austria GmbH, 3.75%, 01/15/31 .... 180 190,386
269,751
Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
31 33,162

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.5%
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 .................. USD 535 $ 587,270
7.00%, 01/15/28 .................. 672 727,238
5.00%, 01/30/28 .................. 200 206,060
5.00%, 02/15/29 .................. 387 396,154
6.25%, 02/15/29 .................. 334 358,242
7.25%, 05/30/29 .................. 340 378,675
5.25%, 01/30/30 .................. 1,611 1,663,454
5.25%, 02/15/31 .................. 219 225,236
Catalent Pharma Solutions, Inc., 4.88%,
01/15/26
(b)
..................... 155 158,294
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
..................... 200 205,750
Endo DAC
(b)
:
9.50%, 07/31/27 .................. 267 305,047
6.00%, 06/30/28 .................. 182 152,489
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 200 210,687
P&L Development LLC, 7.75%, 11/15/25
(b)
... 88 94,160
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 1,402 1,511,805
7,180,561
Professional Services — 0.0%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 56 57,190
Equifax, Inc., 2.60%, 12/15/25 .......... 18 19,315
Jaguar Holding Co. II/PPD Development LP,
5.00%, 06/15/28
(b)
................ 319 338,210
414,715
Real Estate Management & Development — 4.6%
Agile Group Holdings Ltd.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(h)
..................... 200 203,187
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(h)
..................... 200 208,750
5.75%, 01/02/25 .................. 1,018 1,045,677
6.05%, 10/13/25 .................. 280 289,450
Alam Synergy Pte. Ltd., 11.50%, 04/22/21 ... 131 130,895
Celulosa Arauco y Constitucion SA, 4.20%,
01/29/30 ...................... 200 225,000
Central China Real Estate Ltd.:
6.50%, 03/05/21 .................. 600 599,970
6.75%, 11/08/21 .................. 250 251,145
6.88%, 08/08/22 .................. 200 201,500
7.25%, 04/24/23 .................. 350 350,328
7.65%, 08/27/23 .................. 200 201,000
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 .................. 200 95,687
6.92%, 06/16/22 .................. 408 153,893
6.90%, 01/13/23 .................. 618 231,171
8.60%, 04/08/24 .................. 200 72,250
China Aoyuan Group Ltd.:
4.80%, 02/18/21 .................. 400 399,375
7.50%, 05/10/21 .................. 400 403,012
8.50%, 01/23/22 .................. 200 204,188
7.95%, 02/19/23 .................. 1,200 1,263,000
6.35%, 02/08/24 .................. 365 378,117
5.98%, 08/18/25 .................. 265 270,217
China Evergrande Group:
9.50%, 04/11/22 .................. 272 260,100
11.50%, 01/22/23 ................. 390 370,987
4.25%, 02/14/23
(l)
................. HKD 4,000 510,654
10.00%, 04/11/23 ................. USD 733 673,902
12.00%, 01/22/24 ................. 822 775,506
10.50%, 04/11/24 ................. 250 226,640
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China SCE Group Holdings Ltd.:
5.88%, 03/10/22 .................. USD 200 $ 202,052
7.25%, 04/19/23 .................. 1,100 1,142,969
7.38%, 04/09/24 .................. 541 568,388
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 400 405,400
6.55%, 03/28/24 .................. 400 425,125
6.45%, 11/07/24 .................. 411 439,153
6.00%, 07/16/25 .................. 434 461,125
5.25%, 05/13/26 .................. 285 297,164
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. 200 214,937
5.40%, 05/27/25 .................. 639 690,606
6.15%, 09/17/25 .................. 800 890,000
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 291 316,521
Easy Tactic Ltd.:
9.13%, 07/28/22 .................. 412 404,919
5.88%, 02/13/23 .................. 200 182,374
8.63%, 02/27/24 .................. 1,000 922,500
8.13%, 07/11/24 .................. 200 180,500
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(h)
............... 700 708,531
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 .................. 200 199,937
15.00%, 12/18/21 ................. 400 426,375
11.75%, 04/17/22 ................. 600 621,188
12.25%, 10/18/22 ................. 400 418,375
11.88%, 06/01/23 ................. 300 311,344
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
83 87,608
Gemdale Ever Prosperity Investment Ltd.,
4.95%, 07/26/22 ................. 200 202,736
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21 .................. 200 200,784
5.50%, 10/18/23 .................. 200 202,813
5.95%, 01/23/25 .................. 404 416,372
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.10%,
09/26/21
(a)
.................... 200 192,000
5.60%, 11/13/22 .................. 200 183,188
6.25%, 12/16/22 .................. 713 673,785
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 76 78,280
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21 ................. 400 400,000
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 958 976,262
Howard Hughes Corp. (The)
(b)
:
5.38%, 08/01/28 .................. 299 315,445
4.13%, 02/01/29 .................. 176 175,227
4.38%, 02/01/31 .................. 193 192,597
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(d)(g)
. 200 61,000
Jingrui Holdings Ltd., 9.45%, 04/23/21 ..... 200 197,938
Jinke Properties Group Co. Ltd., 8.38%,
06/20/21 ...................... 450 454,219
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 .................. 280 279,912
8.50%, 06/30/22 .................. 200 201,688
11.95%, 10/22/22 ................. 412 433,115
11.50%, 01/30/23 ................. 700 724,500
10.88%, 07/23/23 ................. 990 1,016,297
9.75%, 09/28/23 .................. 624 624,195
11.95%, 11/12/23 ................. 200 209,250
9.38%, 06/30/24 .................. 400 379,800

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
KWG Group Holdings Ltd.:
7.88%, 09/01/23 .................. USD 700 $ 726,031
7.40%, 03/05/24 .................. 200 212,250
5.88%, 11/10/24 .................. 200 203,880
5.95%, 08/10/25 .................. 550 554,641
Logan Group Co. Ltd.:
6.88%, 04/24/21 .................. 300 302,085
6.50%, 07/16/23 .................. 700 722,531
6.90%, 06/09/24 .................. 200 212,938
5.75%, 01/14/25 .................. 400 419,125
5.25%, 10/19/25 .................. 200 207,500
MAF Sukuk Ltd., 4.64%, 05/14/29 ........ 464 527,800
Modern Land China Co. Ltd.:
12.85%, 10/25/21 ................. 200 205,437
9.80%, 04/11/23 .................. 200 198,048
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(d)(g)
.................... 400 111,000
New Metro Global Ltd.:
6.50%, 04/23/21 .................. 600 603,180
6.50%, 05/20/22 .................. 251 257,902
6.80%, 08/05/23 .................. 408 430,057
4.80%, 12/15/24 .................. 335 337,513
Powerlong Real Estate Holdings Ltd.:
6.95%, 04/17/21 .................. 200 200,986
7.13%, 11/08/22 .................. 400 414,500
6.95%, 07/23/23 .................. 200 208,250
6.25%, 08/10/24 .................. 212 218,890
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 22 23,897
5.75%, 01/15/29 .................. 108 110,295
Redsun Properties Group Ltd.:
11.50%, 03/04/21 ................. 400 402,250
9.95%, 04/11/22 .................. 400 417,125
10.50%, 10/03/22 ................. 912 962,445
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 200 212,188
6.00%, 09/04/25 .................. 1,130 1,164,959
Ronshine China Holdings Ltd.:
10.50%, 03/01/22 ................. 200 209,062
8.75%, 10/25/22 .................. 765 784,125
8.95%, 01/22/23 .................. 615 635,948
8.10%, 06/09/23 .................. 200 204,438
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 950 898,344
13.00%, 11/06/22 ................. 733 708,490
12.00%, 10/24/23 ................. 626 585,114
Seazen Group Ltd., 6.45%, 06/11/22 ...... 200 205,688
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 550 564,953
5.60%, 07/15/26 .................. 200 219,688
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 400 404,875
5.75%, 11/12/23 .................. 200 203,187
6.15%, 08/24/24 .................. 835 856,658
Sunac China Holdings Ltd.:
7.88%, 02/15/22 .................. 200 204,000
7.25%, 06/14/22 .................. 460 471,644
7.95%, 10/11/23 .................. 400 420,625
7.50%, 02/01/24 .................. 513 531,275
6.65%, 08/03/24 .................. 400 406,500
7.00%, 07/09/25 .................. 472 480,260
Theta Capital Pte. Ltd., 8.13%, 01/22/25 .... 200 199,437
Times China Holdings Ltd.:
6.75%, 07/16/23 .................. 1,000 1,043,438
6.75%, 07/08/25 .................. 700 741,781
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
VLL International, Inc., 5.75%, 11/28/24 .... USD 200 $ 201,375
Wanda Group Overseas Ltd., 7.50%, 07/24/22 670 629,381
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 250 255,547
Xinyuan Real Estate Co. Ltd., 7.75%, 02/28/21 200 196,875
Yango Justice International Ltd.:
6.80%, 03/11/21 .................. 400 399,875
10.00%, 02/12/23 ................. 450 480,094
9.25%, 04/15/23 .................. 249 263,162
8.25%, 11/25/23 .................. 472 491,765
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 800 830,750
6.80%, 02/27/24 .................. 660 692,794
Yuzhou Group Holdings Co. Ltd.:
8.63%, 01/23/22 .................. 200 206,937
8.50%, 02/04/23 .................. 200 213,312
6.00%, 10/25/23 .................. 400 406,875
8.50%, 02/26/24 .................. 1,000 1,074,063
8.38%, 10/30/24 .................. 200 215,625
8.30%, 05/27/25 .................. 200 212,937
7.85%, 08/12/26 .................. 200 212,688
6.35%, 01/13/27 .................. 600 594,750
Zhenro Properties Group Ltd.:
5.60%, 02/28/21 .................. 200 199,688
9.15%, 03/08/22 .................. 600 615,562
8.70%, 08/03/22 .................. 200 207,687
9.15%, 05/06/23 .................. 200 210,688
8.30%, 09/15/23 .................. 618 647,548
6.63%, 01/07/26 .................. 255 253,725
60,565,031
Road & Rail — 0.3%
DAE Funding LLC, 3.38%, 03/20/28
(b)
..... 440 452,650
ENA Master Trust, 4.00%, 05/19/48
(b)
...... 200 215,025
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 200 212,869
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 427 450,752
Simpar Europe SA, 5.20%, 01/26/31
(b)
..... 295 296,475
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 716 766,993
8.00%, 11/01/26 .................. 840 906,465
7.50%, 09/15/27 .................. 330 361,766
6.25%, 01/15/28 .................. 156 167,700
3,830,695
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc.:
4.70%, 04/15/25 .................. 276 315,049
3.15%, 11/15/25 .................. 83 89,991
405,040
Software — 0.5%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 176 185,460
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 1,690 1,735,531
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 .................. 288 311,432
9.13%, 03/01/26 .................. 596 634,799
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. 527 533,039
4.25%, 01/31/26 .................. 41 42,025
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 255 261,786
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 245 245,000
Solera LLC, 10.50%, 03/01/24
(b)
......... 675 693,036
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 .................. 222 222,000
7.50%, 09/01/25 .................. 1,097 1,127,168

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
USD 138 $ 139,380
6,130,656
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 41 42,128
4.75%, 03/01/30 .................. 10 10,517
BCPE Ulysses Intermediate, Inc., 8.50%,
(8.50% Cash or 8.50% PIK), 04/01/27
(b)(i)
.. 98 97,417
eG Global Finance plc
(b)
:
6.75%, 02/07/25 .................. 400 412,000
8.50%, 10/30/25 .................. 228 241,887
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 82 95,735
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. 21 21,440
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 83,232
L Brands, Inc.
(b)
:
6.88%, 07/01/25 .................. 275 299,460
6.63%, 10/01/30 .................. 73 81,718
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 151 152,842
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 88 94,182
Park River Holdings, Inc., 5.63%, 02/01/29
(b)
. 83 82,481
PetSmart, Inc.:
7.13%, 03/15/23
(b)
................. 175 175,429
5.88%, 06/01/25
(b)
................. 467 481,010
4.75%, 02/15/28 .................. 271 271,000
7.75%, 02/15/29
(b)
................. 250 250,000
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 380 399,000
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 1,371 1,453,671
Staples, Inc., 7.50%, 04/15/26
(b)
......... 640 652,858
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
200 211,687
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 385 400,173
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
............ 161 162,811
6,172,678
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Diebold Nixdorf, Inc., 9.38%, 07/15/25 ..... 65 71,906
NCR Corp.:
5.00%, 10/01/28 .................. 70 71,925
6.13%, 09/01/29 .................. 235 253,326
5.25%, 10/01/30 .................. 72 75,240
472,397
Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 200 43,938
Thrifts & Mortgage Finance — 0.2%
Freedom Mortgage Corp., 7.63%, 05/01/26
(b)
. 44 46,627
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 488 520,330
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 209 211,482
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
.. 32 34,000
MGIC Investment Corp., 5.25%, 08/15/28 ... 105 112,350
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22 .................. 600 603,000
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 262 277,065
5.50%, 08/15/28 .................. 253 261,222
5.13%, 12/15/30 .................. 104 107,900
2,173,976
Trading Companies & Distributors — 0.1%
(b)
Boise Cascade Co., 4.88%, 07/01/30 ...... 45 48,881
Brightstar Escrow Corp., 9.75%, 10/15/25 ... 54 57,845
Fortress Transportation & Infrastructure
Investors LLC:
6.50%, 10/01/25 .................. 57 58,995
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
9.75%, 08/01/27 .................. USD 27 $ 30,529
WESCO Distribution, Inc.:
7.13%, 06/15/25 .................. 491 534,255
7.25%, 06/15/28 .................. 256 287,581
1,018,086
Transportation Infrastructure — 0.0%
(h)
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)
................. 233 254,844
Royal Capital BV, 5.88% ............. 200 204,562
459,406
Wireless Telecommunication Services — 0.6%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 2,462 2,630,154
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 135 143,489
Kenbourne Invest SA
(b)
:
6.88%, 11/26/24 .................. 475 509,141
4.70%, 01/22/28 .................. 200 202,250
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
.......... 255 246,251
Millicom International Cellular SA:
5.13%, 01/15/28 .................. 527 553,192
4.50%, 04/27/31
(b)
................. 360 381,600
VEON Holdings BV, 4.00%, 04/09/25
(b)
..... 252 266,096
Vodafone Group plc, (USD Swap Semi 5 Year +
4.87%), 7.00%, 04/04/79
(a)
........... 2,305 2,865,674
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
400 426,250
8,224,097
Total Corporate Bonds — 30.1%
(Cost: $383,395,480) .............................. 399,011,291
Equity-Linked Notes — 23.6%
Aerospace & Defense — 0.2%
Barclays Bank plc (L3Harris Technologies, Inc.),
14.82%, 02/01/21 ................. 4 735,370
Merrill Lynch International & Co. (Teledyne
Technologies, Inc.), 14.30%, 03/17/21 .... 4 1,591,152
2,326,522
Automobiles — 0.3%
Merrill Lynch International & Co. (Ford Motor
Co.), 18.37%, 02/04/21 .............. 72 645,155
Royal Dutch Shell plc (Toyota Motor Corp.),
7.59%, 03/12/21 .................. JPY 46 3,366,963
4,012,118
Banks — 0.7%
Barclays Bank plc (JPMorgan Chase & Co.):
12.06%, 02/25/21 ................. USD 7 750,640
12.71%, 03/05/21
(b)
................ 6 804,400
14.19%, 04/09/21
(b)
................ 23 3,017,625
BNP Paribas SA (Kotak Mahindra Bank Ltd.),
13.03%, 03/12/21 ................. 19 2,491,784
Citigroup Global Markets Holdings, Inc. (Bank
of America Corp.), 16.33%, 04/09/21
(b)
... 58 1,757,083
Merrill Lynch International & Co. (Citizens
Financial Group, Inc.), 19.64%, 04/16/21 .. 9 324,928
Royal Bank of Canada (Fifth Third BanCorp.),
13.64%, 04/21/21
(b)
................ 11 322,969
Royal Bank of Canada (Truist Bank),
11.98%, 04/15/21
(b)
................ 7 320,960
9,790,389

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Beverages — 0.2%
Royal Bank of Canada (Coca-Cola Co (The))
(b)
:
6.38%, 02/26/21 .................. USD 20 $ 967,780
8.44%, 03/05/21 .................. 29 1,421,390
2,389,170
Biotechnology — 0.2%
(b)
Citigroup Global Markets Holdings, Inc.
(AbbVie, Inc.), 14.45%, 02/04/21 ....... 7 756,360
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 13.77%, 02/01/21 ...... 37 2,363,689
3,120,049
Building Products — 0.6%
Barclays Bank plc (Johnson Controls
International plc):
11.42%, 02/01/21 ................. 28 1,314,463
9.72%, 03/18/21
(b)
................. 44 2,186,814
Citigroup Global Markets Holdings, Inc. (Masco
Corp.):
9.73%, 02/04/21
(b)
................. 20 1,070,427
11.20%, 02/10/21 ................. 6 314,656
13.21%, 03/09/21
(b)
................ 20 1,095,087
Credit Suisse AG (Owens Corning),
12.15%, 03/01/21 ................. 8 635,618
Royal Dutch Shell plc (Daikin Industries Ltd.),
10.59%, 03/12/21 ................. JPY 6 1,352,352
7,969,417
Capital Markets — 0.4%
Citigroup Global Markets Holdings, Inc. (MSCI,
Inc.), 13.00%, 03/01/21
(b)
............ USD 3 1,291,965
JPMorgan Structured Products BV
(Goldman Sachs Group, Inc. (The)),
11.40%, 04/15/21
(b)
................ 3 798,991
JPMorgan Structured Products BV (Interactive
Brokers Group, Inc.), 11.82%, 04/21/21
(b)
.. 5 312,760
JPMorgan Structured Products BV (S&P
Global, Inc.)
(b)
:
12.90%, 02/04/21 ................. 1 288,064
8.99%, 03/01/21 .................. 8 2,468,048
Merrill Lynch International & Co. (Morgan
Stanley), 11.62%, 04/15/21 ........... 7 466,580
5,626,408
Chemicals — 1.0%
Bank of Montreal (PPG Industries, Inc.),
13.99%, 03/17/21 ................. 15 1,981,842
Barclays Bank plc (Sherwin-Williams Co (The)):
9.42%, 03/01/21
(b)
................. 3 2,407,112
9.93%, 03/11/21 .................. 4 2,518,136
8.90%, 12/03/21 .................. 3 2,194,417
Credit Suisse AG (CF Industries Holdings, Inc.),
19.25%, 02/11/21 ................. 31 932,356
Merrill Lynch International & Co. (Dow, Inc.),
21.95%, 03/11/21 ................. 56 3,020,396
13,054,259
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Waste Management, Inc.):
8.30%, 02/10/21 .................. 10 1,133,914
8.95%, 02/11/21
(b)
................. 3 284,344
1,418,258
Security
Par (000)
Par (000) Value
Communications Equipment — 0.2%
Credit Suisse AG (Ciena Corp.),
14.25%, 03/03/21 ................. USD 20 $ 982,897
Toronto-Dominion Bank (The) (Cisco Systems,
Inc.), 12.52%, 02/11/21 .............. 52 2,128,926
3,111,823
Construction & Engineering — 0.0%
Royal Bank of Canada (Balfour Beatty plc),
14.76%, 02/25/21
(b)
................ 3 294,140
Construction Materials — 0.1%
Credit Suisse AG (Vulcan Materials Co.),
12.70%, 02/11/21 ................. 9 1,282,432
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 13.25%, 02/10/21 2 470,582
1,753,014
Diversified Financial Services — 0.1%
Barclays Bank plc (doValue SpA),
9.10%, 03/01/21 .................. 7 831,053
Diversified Telecommunication Services — 0.1%
Royal Bank of Canada (Verizon
Communications, Inc.), 8.43%, 03/05/21
(b)
. 20 1,110,716
Electric Utilities — 0.3%
Bank of Montreal (NRG Energy, Inc.),
13.83%, 03/12/21
(b)
................ 28 1,016,283
Societe Generale SA (NextEra Energy, Inc.),
13.23%, 03/16/21 ................. 30 2,429,787
3,446,070
Electrical Equipment — 0.2%
Royal Bank of Canada (Emerson Electric Co.),
13.29%, 03/01/21
(b)
................ 27 2,151,901
Electronic Equipment, Instruments & Components — 0.2%
Barclays Bank plc (Corning, Inc.),
11.63%, 03/01/21 ................. 34 1,236,091
Citigroup Global Markets Holdings, Inc. (Carel
Industries SpA):
12.06%, 02/10/21
(b)
................ 1 330,037
11.04%, 02/11/21 .................. 1 323,553
11.36%, 03/09/21
(b)
................ 3 759,254
2,648,935
Energy Equipment & Services — 1.0%
Barclays Bank plc (Real Time Measurements,
Inc.):
4.73%, 02/18/21 .................. 1 2,602,879
4.77%, 02/19/21 .................. 1 2,601,876
4.71%, 02/22/21 .................. 1 2,601,412
4.70%, 02/23/21 .................. 1 2,599,588
4.91%, 02/24/21 .................. 1 2,596,319
13,002,074
Entertainment — 0.9%
Bank of Montreal (Electronic Arts, Inc.),
11.81%, 02/01/21
(b)
................ 17 2,409,828
Citigroup Global Markets Holdings,
Inc. (Activision Blizzard, Inc.),
15.29%, 03/09/21
(b)
................ 26 2,382,670
Credit Suisse AG (Take-Two Interactive
Software, Inc.), 11.10%, 02/04/21 ....... 7 1,183,204
Merrill Lynch International & Co. (Netflix, Inc.),
12.87%, 04/21/21 ................. 1 794,039
Merrill Lynch International & Co. (Walt Disney
Co (The)), 10.49%, 02/11/21 .......... 11 1,595,558

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
Royal Dutch Shell plc (Nintendo Co Ltd.),
8.25%, 03/12/21 .................. JPY 6 $ 3,292,411
11,657,710
Equity Real Estate Investment Trusts (REITs) — 0.2%
Barclays Bank plc (American Tower Corp.),
9.27%, 02/23/21 .................. USD 1 303,703
BNP Paribas SA (Centuria Office REIT),
13.77%, 03/17/21 ................. 25 2,584,405
Royal Bank of Canada (Sun Communities, Inc.),
20.13%, 02/16/21
(b)
................ 2 308,940
3,197,048
Food & Staples Retailing — 0.6%
Citigroup Global Markets Holdings, Inc.
(Walmart, Inc.):
11.60%, 02/18/21 ................. 11 1,494,613
10.12%, 03/05/21 ................. 17 2,344,311
12.69%, 03/09/21
(b)
................ 11 1,527,326
Royal Bank of Canada (Costco Wholesale
Corp.), 8.83%, 03/03/21
(b)
............ 9 3,243,207
8,609,457
Food Products — 0.5%
Credit Suisse AG (Conagra Brands, Inc.),
14.05%, 03/03/21 ................. 35 1,225,509
Royal Bank of Canada (Mondelez International,
Inc.), 10.36%, 03/18/21
(b)
............ 45 2,509,276
Royal Bank of Canada (Tyson Foods, Inc.),
14.85%, 03/10/21
(b)
................ 22 1,446,633
Societe Generale SA (PPB Group Bhd),
8.98%, 02/12/21 .................. 11 1,450,880
6,632,298
Health Care Equipment & Supplies — 1.3%
Merrill Lynch International & Co. (Abbott
Laboratories):
12.49%, 03/01/21 ................. 29 3,315,093
10.94%, 03/17/21 ................. 22 2,626,320
Merrill Lynch International & Co. (Boston
Scientific Corp.):
9.75%, 02/03/21 .................. 14 491,906
13.81%, 03/17/21 ................. 71 2,523,585
Merrill Lynch International & Co. (Danaher
Corp.):
12.67%, 02/18/21 ................. 3 757,146
8.98%, 03/11/21 .................. 18 4,213,631
Societe Generale SA (IDEXX Laboratories,
Inc.), 13.49%, 02/01/21 .............. 1 324,796
UBS AG (Medtronic plc), 8.70%, 02/22/21 ... 30 3,314,523
17,567,000
Health Care Providers & Services — 0.9%
Bank of Montreal (Anthem, Inc.):
12.75%, 02/25/21 ................. 5 1,486,880
11.29%, 03/17/21 ................. 10 3,092,322
Bank of Montreal (UnitedHealth Group, Inc.):
7.78%, 02/25/21
(b)
................. 2 708,454
8.67%, 02/26/21 .................. 3 1,142,597
11.54%, 03/05/21 ................. 2 744,700
6.61%, 04/15/21
(b)
................. 10 3,201,473
BNP Paribas SA (Quest Diagnostics, Inc.),
12.56%, 02/18/21 ................. 5 612,855
Citigroup Global Markets Holdings, Inc.
(McKesson Corp.), 14.98%, 02/04/21
(b)
... 3 447,400
Royal Bank of Canada (Cardinal Health, Inc.),
14.86%, 02/05/21
(b)
................ 6 304,840
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada (Laboratory Corp. of
America Holdings):
11.21%, 02/11/21
(b)
................. USD 2 $ 496,354
11.38%, 02/12/21 ................. 1 328,011
12,565,886
Health Care Technology — 0.2%
Royal Dutch Shell plc (M3, Inc.),
7.00%, 03/12/21 .................. JPY 28 2,795,317
Hotels, Restaurants & Leisure — 0.7%
Bank of Montreal (Marriott International, Inc.):
12.31%, 02/01/21 ................. USD 10 1,266,590
11.57%, 04/12/21 ................. 12 1,429,749
BNP Paribas SA (McDonald's Corp.):
10.65%, 03/05/21 ................. 7 1,517,675
11.91%, 03/11/21 .................. 16 3,343,410
Credit Suisse AG (Darden Restaurants, Inc.),
14.45%, 04/14/21 ................. 13 1,500,023
Credit Suisse AG (Hilton Worldwide Holdings,
Inc.), 14.70%, 02/10/21 .............. 4 456,383
9,513,830
Household Durables — 0.5%
Bank of Montreal (Toll Brothers, Inc.),
13.03%, 02/24/21 ................. 22 1,034,668
BNP Paribas SA (DR Horton, Inc.),
13.93%, 03/12/21 ................. 26 2,032,039
Citigroup Global Markets Holdings, Inc. (Tempur
Sealy International, Inc.):
16.95%, 02/12/21 ................. 3 318,272
19.65%, 02/12/21
(b)
................ 3 314,938
Royal Dutch Shell plc (Sony Corp.),
12.62%, 03/12/21 ................. JPY 34 3,299,899
6,999,816
Industrial Conglomerates — 0.6%
Bank of Montreal (Honeywell International,
Inc.), 10.47%, 03/12/21
(b)
............ USD 14 2,774,890
Citigroup Global Markets Holdings, Inc. (3M
Co.), 12.53%, 03/16/21
(b)
............. 14 2,537,938
Merrill Lynch International & Co. (General
Electric Co.), 17.52%, 03/16/21 ........ 224 2,405,143
7,717,971
Interactive Media & Services — 1.0%
Bank of Montreal (Alphabet, Inc.):
13.00%, 02/02/21 ................. 2 3,257,930
10.29%, 02/03/21
(b)
................ 1 1,566,386
11.81%, 02/16/21 ................. 2 3,185,033
BNP Paribas SA (Facebook, Inc.):
14.45%, 02/16/21 ................. 8 2,182,645
14.92%, 04/27/21 ................. 12 3,284,636
13,476,630
Internet & Direct Marketing Retail — 0.2%
Societe Generale SA (Amazon.com, Inc.),
14.93%, 02/16/21 ................. 1 3,053,909
IT Services — 0.5%
Barclays Bank plc (Fiserv, Inc.),
8.40%, 03/01/21 .................. 22 2,269,056
Barclays Bank plc (Global Payments, Inc.),
12.50%, 02/10/21
(b)
................ 4 714,554
Barclays Bank plc (Mastercard, Inc.),
13.24%, 03/11/21 ................. 10 3,336,518
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 10.90%, 02/05/21
(b)
.... 4 308,442
6,628,570

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Leisure Products — 0.1%
Societe Generale SA (Polaris, Inc.),
15.19%, 03/16/21 ................. USD 6 $ 716,504
Life Sciences Tools & Services — 0.2%
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 13.10%, 02/01/21 .............. 7 3,282,500
Machinery — 0.1%
Merrill Lynch International & Co. (PACCAR,
Inc.), 15.20%, 03/16/21 .............. 18 1,616,540
Media — 0.4%
Barclays Bank plc (Comcast Corp.),
6.13%, 03/11/21 .................. 80 4,151,359
Merrill Lynch International & Co. (DISH Network
Corp.), 15.08%, 02/17/21 ............ 25 730,173
4,881,532
Metals & Mining — 0.1%
Credit Suisse AG (Resolute Mining Ltd.),
8.25%, 02/12/21 .................. 3 274,613
Royal Bank of Canada (Kinross Gold Corp.),
8.14%, 02/05/21
(b)
................. 7 405,261
679,874
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Merrill Lynch International & Co. (AGNC
Investment Corp.), 14.14%, 03/16/21 .... 59 929,473
Multiline Retail — 0.4%
Barclays Bank plc (Dollar Tree, Inc.),
10.77%, 03/02/21 ................. 3 293,278
Barclays Bank plc (Kohl's Corp.),
25.96%, 03/02/21 ................. 14 529,087
Credit Suisse AG (Target Corp.),
11.55%, 03/03/21 ................. 14 2,401,032
Nomura Bank International plc (Dollar General
Corp.), 8.63%, 03/05/21 ............. 10 1,982,015
5,205,412
Oil, Gas & Consumable Fuels — 0.4%
Bank of Montreal (Chevron Corp.),
17.15%, 03/12/21
(b)
................ 40 3,453,236
Toronto-Dominion Bank (The) (Pioneer Natural
Resources Co.), 17.08%, 02/17/21 ...... 14 1,300,772
4,754,008
Pharmaceuticals — 1.5%
Bank of Montreal (Bristol-Myers Squibb Co.),
10.86%, 03/12/21
(b)
................ 48 2,972,255
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson)
(b)
:
12.22%, 03/05/21 ................. 5 804,301
13.08%, 03/16/21 ................. 20 3,274,980
10.89%, 04/07/21 ................. 20 3,277,389
Credit Suisse AG (Zoetis, Inc.):
8.45%, 02/11/21 .................. 5 747,849
11.38%, 02/11/21 .................. 8 1,314,505
Nomura Bank International plc (Merck & Co,
Inc.), 9.56%, 03/12/21 .............. 46 3,566,216
Royal Dutch Shell plc (Eli Lilly and Co.),
13.69%, 03/16/21 ................. 16 3,369,712
19,327,207
Professional Services — 0.1%
Barclays Bank plc (TransUnion):
11.32%, 02/17/21 ................. 3 282,217
15.51%, 03/01/21
(b)
................ 8 695,338
977,555
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Royal Bank of Canada (Sirius Real Estate Ltd.),
14.70%, 02/26/21
(b)
................ USD 4 $ 448,356
Road & Rail — 0.3%
Barclays Bank plc (Union Pacific Corp.):
10.56%, 03/01/21 ................. 15 3,060,713
7.10%, 04/21/21
(b)
................. 4 804,241
3,864,954
Semiconductors & Semiconductor Equipment — 1.0%
Bank of Montreal (Advanced Micro Devices,
Inc.), 26.14%, 03/17/21 .............. 38 3,295,153
Bank of Montreal (QUALCOMM, Inc.),
11.95%, 02/01/21 ................. 24 3,708,446
Credit Suisse AG (Broadcom, Inc.),
15.70%, 03/10/21 ................. 8 3,275,211
Royal Bank of Canada (Analog Devices, Inc.),
12.35%, 02/18/21
(b)
................ 5 645,963
Toronto-Dominion Bank (The) (NVIDIA Corp.),
19.42%, 02/10/21 ................. 4 1,980,534
12,905,307
Software — 2.4%
Barclays Bank plc (Cadence Design Systems,
Inc.), 11.66%, 02/23/21 .............. 13 1,698,300
Barclays Bank plc (Microsoft Corp.):
10.58%, 02/26/21 ................. 14 3,210,027
12.70%, 03/26/21 ................. 32 7,301,098
13.79%, 04/20/21 ................. 29 6,798,357
JPMorgan Structured Products BV (Workday,
Inc.), 14.95%, 02/23/21
(b)
............ 2 467,099
Merrill Lynch International & Co. (Adobe, Inc.),
13.64%, 03/10/21 ................. 8 3,713,539
Merrill Lynch International & Co. (ServiceNow,
Inc.), 15.46%, 03/11/21 .............. 6 3,340,690
Royal Bank of Canada (Citrix Systems, Inc.),
8.18%, 04/23/21
(b)
................. 3 346,926
Royal Bank of Canada (Fortinet, Inc.),
18.47%, 02/05/21
(b)
................ 6 831,460
Royal Bank of Canada (Intuit, Inc.),
11.18%, 02/23/21
(b)
................ 2 790,551
Royal Bank of Canada (Oracle Corp.),
9.19%, 03/10/21
(b)
................. 38 2,313,326
Toronto-Dominion Bank (The) (Autodesk, Inc.),
12.77%, 02/25/21 ................. 3 777,524
31,588,897
Specialty Retail — 1.1%
BNP Paribas SA (Tractor Supply Co.),
16.46%, 03/11/21 ................. 16 2,355,650
Credit Suisse AG (AutoZone, Inc.),
13.35%, 03/02/21 ................. 2 2,157,501
Credit Suisse AG (Home Depot, Inc. (The)):
11.30%, 02/23/21 ................. 6 1,577,429
10.97%, 02/24/21
(b)
................ 6 1,535,932
JPMorgan Structured Products BV (Ross
Stores, Inc.), 13.54%, 03/02/21
(b)
....... 7 780,153
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 11.85%, 02/25/21
(b)
........ 13 787,320
Merrill Lynch International & Co. (Advance Auto
Parts, Inc.):
10.98%, 02/17/21 ................. 6 875,955
10.31%, 02/18/21
(b)
................ 1 153,044
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.), 7.20%, 02/05/21 ...... 2 693,266
Royal Bank of Canada (Williams-Sonoma, Inc.),
15.66%, 03/22/21
(b)
................ 3 325,091

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Royal Dutch Shell plc (Fast Retailing Co Ltd.),
6.60%, 03/12/21 .................. JPY 4 $ 3,433,081
14,674,422
Technology Hardware, Storage & Peripherals — 1.2%
BNP Paribas SA (Apple, Inc.):
14.70%, 03/05/21
(b)
................ USD 44 5,655,398
17.33%, 04/27/21 ................. 48 6,597,205
14.78%, 12/17/21 ................. 25 3,246,490
15,499,093
Textiles, Apparel & Luxury Goods — 0.2%
Merrill Lynch International & Co. (Kering SA),
12.00%, 02/18/21 ................. EUR 2 1,402,785
Royal Dutch Shell plc (adidas AG),
29.95%, 03/16/21 ................. USD 17 1,179,384
2,582,169
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (Fastenal Co.),
8.61%, 04/13/21
(b)
................. 7 324,544
Total Equity-Linked Notes — 23.6%
(Cost: $314,526,777) .............................. 312,730,105
Floating Rate Loan Interests — 5.3%
Aerospace & Defense — 0.1%
(a)
Bleriot US Bidco, Inc., Delayed Draw Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.00%
,
 10/31/26 .................. 11 11,462
Bleriot US Bidco, Inc., Term Loan, (LIBOR USD
3 Month + 4.75%), 5.00%
,
 10/30/26 ..... 73 73,359
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 383 366,813
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 206 197,210
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(c)
................. 138 137,629
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 12/09/25 ...... 27 26,615
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 08/22/24 ...... 446 437,817
1,250,905
Airlines — 0.1%
(a)
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 01/29/27 . 404 365,724
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.15%, 04/28/23 ................ 179 165,940
(LIBOR USD 1 Month + 2.00%),
2.13%, 12/15/23 ................ 26 24,455
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 88 90,584
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 362 347,370
994,073
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.62%
,
 04/30/26 . 571 569,833
Truck Hero, Inc., Term Loan, 01/31/28
(m)
.... 250 250,125
Security
Par (000)
Par (000) Value
Auto Components (continued)
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 02/05/26 .................. USD 337 $ 333,652
1,153,610
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.37%
,
 01/01/38
(a)
..... 323 322,753
Building Products — 0.1%
(a)
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 96 96,000
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 32 32,000
CPG International LLC, Term Loan, 05/05/24
(m)
270 270,489
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27
(c)
................. 57 57,427
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ...... 421 420,242
876,158
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.37%
,
 04/12/24 ..... 135 134,247
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 .................. 102 102,050
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ............ 210 156,793
393,090
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ...... 336 336,413
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 11/24/27 .................. 92 92,173
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 296 298,102
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ............ 212 211,141
CPC Acquisition Corp., 1st Lien Term Loan,
0.00%
,
 01/14/28 .................. 74 74,139
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 115 113,399
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.12%
,
 06/30/27 ..... 254 254,207
Ineos Ltd., Term Loan B, 01/21/26
(m)
....... 41 40,974
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/28/25 . 72 71,539
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.75%
,
 01/01/38 .................. 215 214,251
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.38%
,
 05/15/24 ............ 203 200,796
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 10/01/25 ..... 36 35,542

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 10/14/24 .................. USD 304 $ 302,066
2,244,742
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.37%
,
 07/10/26 .................. 247 247,359
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.62%
,
 09/07/27 . 254 254,891
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 472 466,291
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.12%
,
 09/06/24 ...... 244 243,221
Intrado Corp., Term Loan B, (LIBOR USD 3
Month + 4.00%), 5.00%
,
 10/10/24 ...... 146 143,182
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 1 Month +
3.25%), 4.25%
,
 09/23/26 ............ 192 191,612
Spring Education Group, Inc., 1st Lien Term
Loan, 07/30/25
(m)
.................. 199 190,743
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 705 703,364
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 284 284,812
2,725,475
Construction & Engineering — 0.0%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25 .................. 21 21,078
Pike Corp., Delayed Draw Term Loan,
01/21/28
(m)
...................... 49 48,502
Pike Corp., Term Loan:
(LIBOR USD 1 Month + 3.97%),
4.10%, 07/24/26 ................ 61 60,883
(LIBOR USD 1 Month + 3.00%),
3.13%, 01/21/28 ................ 64 63,899
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.88%
,
 04/12/25 ..... 89 88,861
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.12%
,
 05/23/25 ..... 288 286,285
569,508
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.12%
,
 01/15/27 ............ 363 361,016
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 286 284,860
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 145 145,132
Potters Industries LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 12/14/27
(c)
75 75,188
866,196
Containers & Packaging — 0.1%
(a)
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.13%
,
 07/01/26 ...... 148 147,765
BWay Holding Co., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.38%
,
 04/03/24 ...... 353 345,988
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(m)
...................... USD 439 $ 441,951
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 12/29/23 . 283 282,425
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.87%
,
 02/05/23 . 254 254,089
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 3.37% -
3.37%
,
 02/05/26 .................. 214 214,107
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 .................. 105 105,438
1,791,763
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
79 79,395
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan:
(LIBOR USD 1 Month + 2.50%),
2.62%, 04/04/24 ................ 287 286,489
 02/04/28
(m)
...................... 352 351,560
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.62%
,
 01/29/27 ............ 54 53,260
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 64 64,040
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 226 225,463
Midas Intermediate Holdco II LLC, Term Loan,
12/22/25
(m)
...................... 215 219,511
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 306 325,945
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 316 312,484
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 5.62% -
5.75%
,
 08/04/25 .................. 189 172,114
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 441 443,218
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 130 130,176
2,584,260
Diversified Financial Services — 0.3%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.12%
,
 07/31/26 .................. 184 183,829
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(c)
111 110,722
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%
,
 10/30/26 ...... 177 176,545
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.38%
,
 11/18/24 .................. 80 81,129
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 ..... 723 723,516
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 723 725,304

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.87%
,
 07/11/25 .................. USD 402 $ 394,888
Grab Holdings, Inc., Term Loan, 01/29/26
(m)
.. 578 575,110
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
...................... 100 99,963
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(m)
.............. 22 22,214
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 .. 89 89,259
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 312 312,587
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(m)
.................. 14 13,936
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 72 72,468
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.62% -
2.71%
,
 01/23/25 .................. 228 216,294
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 174 171,982
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.88%
,
 12/20/24 . 145 143,697
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 141 141,450
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.63%
,
 04/30/28 .................. 209 207,606
4,462,499
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.88%, 07/15/25 ................ 54 53,612
(LIBOR USD 1 Month + 2.75%),
2.87%, 01/31/26 ................ 348 343,718
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.13%
,
 08/14/26 ..... 347 345,626
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 74 73,999
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 .................. 156 156,652
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 198 197,814
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 153 152,427
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 11/04/26 ..... 251 252,045
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 03/01/27 . 145 144,004
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 214 213,794
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.63%
,
 04/30/27 .................. 112 112,885
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(m)
...................... 107 107,015
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.12%
,
 03/09/27 . USD 944 $ 937,667
3,091,258
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.12%
,
 01/15/25 .................. 73 72,834
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.87%
,
 12/13/25 . 135 134,532
207,366
Electrical Equipment — 0.0%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25
(a)(c)
106 105,652
Entertainment — 0.1%
(a)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.87%
,
 11/27/26 .................. 135 134,058
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 267 256,439
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%
,
 10/19/26 .................. 335 325,157
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.37%
,
 05/30/25 .................. 8 8,014
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 04/29/26 .................. 84 84,171
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 05/18/25 ...... 373 346,374
WMG Acquisition Corp., Term Loan G,
01/20/28
(m)
...................... 45 45,539
1,199,752
Equity Real Estate Investment Trusts (REITs) — 0.0%
(a)
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 08/21/25 .................. 110 109,022
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.13%
,
 05/11/24 .. 76 75,094
184,116
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.81%
,
 05/23/25 ..... 202 200,505
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.12%
,
 05/23/25 . 131 130,690
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.87%
,
 06/27/23 ...... 315 311,755
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.12%
,
 09/13/26 ...... 159 156,856
799,806
Food Products — 0.1%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 11/19/26 .................. 182 180,409
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/01/25 .................. 177 176,849

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 03/11/25 .................. USD 84 $ 83,160
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.62%
,
 10/10/26 ...... 44 43,820
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 371 372,231
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.37%
,
 01/29/27 .................. 509 505,939
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.87%
,
 01/31/28
(c)
................. 38 38,060
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 107 106,802
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 05/15/24 .................. 144 143,893
Pathway Vet Alliance LLC, 3.86%
,
 03/31/27 .. 71 70,643
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 09/23/27 .................. 81 81,022
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
0.13%
,
 01/20/28 .................. 62 62,332
1,865,160
Health Care Equipment & Supplies — 0.0%
Sotera Health Holdings, LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
0.50%
,
 12/11/26
(a)
................. 262 261,235
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 108 108,004
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 331 330,498
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 302 301,295
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.87%
,
 10/10/25 . 242 204,736
EyeCare Partners LLC, 1st Lien Term Loan,
02/18/27
(m)
...................... 179 176,162
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, 02/18/27
(m)
.............. 42 41,415
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(m)
...................... 133 127,259
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 137 136,547
Option Care Health, Inc., Term Loan B,
08/06/26
(m)
...................... 498 499,200
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.39%
,
 06/30/25 .................. 328 326,834
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.50%
,
 02/14/25 .................. 6 6,020
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
.............. 28 27,810
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/18/27 .................. USD 213 $ 213,212
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.25%),
5.00%
,
 12/20/27
(c)
................. 149 149,373
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 202 202,490
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 2 Month + 3.75%), 4.50%
,
 08/13/26 . 146 146,196
2,997,051
Health Care Technology — 0.0%
(a)
Athenahealth, Inc., Term Loan B,
0.00%
,
 02/11/26 .................. 37 37,093
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 240 239,984
277,077
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.87%
,
 02/02/26 .................. 111 105,347
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 131 131,792
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 12/23/24 .................. 336 329,994
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.62%
,
 07/21/25 .................. 290 289,172
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 181 179,061
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 . 135 134,864
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 23 26,304
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 .................. 276 270,032
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25 .................. 73 73,364
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 473 474,183
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 266 265,703
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.88%
,
 04/03/25 ...... 109 108,366
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 49 46,931
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 . 155 155,624
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 08/14/24 .................. 110 108,041
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 182 179,387
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 07/31/26 ...... 242 241,956

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Zaxby's Operating Co., LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/28/27 .................. USD 145 $ 145,906
Zaxby's Operating Co., LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28 .................. 26 26,260
3,292,287
Household Durables — 0.0%
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................. 133 133,299
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.12%
,
 08/12/26 ...... 183 182,299
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 2 Month + 2.75%), 3.75%
,
 12/15/27 . 146 146,803
329,102
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.12%
,
 03/31/25 ..... 287 284,048
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 130 130,202
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.14%
,
 03/02/27 ...... 774 774,132
1,188,382
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.37%
,
 05/09/25
(a)
................. 302 300,042
AmWINS Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
3.75%
,
 01/25/24
(a)
................. 108 107,943
AssuredPartners, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ................ 166 164,877
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 53 52,882
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/23
(a)
..... 44 43,691
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.12%
,
 11/03/24
(a)
..... 192 191,140
Asurion LLC, Term Loan B8:
(LIBOR USD 1 Month + 3.25%),
3.37%, 12/23/26
(a)
............... 360 358,708
Hub International Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 2.91% -
2.97%
,
 04/25/25
(a)
................. 282 279,309
Hub International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25
(a)
78 77,766
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27
(a)
211 211,603
Sedgwick Claims Management Services, Inc.,
Term Loan:
(a)
(LIBOR USD 1 Month + 3.25%),
3.37%, 12/31/25 ................ 240 238,114
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 116 117,107
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.25%
,
 05/16/24
(a)
........... 363 360,121
2,503,303
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(m)
...................... USD 272 $ 271,635
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 12/06/27 ...... 239 239,810
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 522 523,305
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.87%
,
 10/10/25 ..... 355 354,404
1,389,154
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 277 278,188
IT Services — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 09/19/24 .................. 386 386,595
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 .................. 33 33,165
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.37%
,
 10/02/25 . 311 310,643
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 10/30/26 .................. 321 321,720
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 282 282,224
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 270 281,002
Epicor Software Corp., Term Loan C,
07/30/27
(m)
...................... 558 559,371
Go Daddy Operating Co., LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 08/10/27 .................. 235 234,545
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 .................. 240 239,745
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.37%), 0.12% -
3.37%
,
 11/29/24 .................. 223 219,601
Mitchell International, Inc., 2nd Lien Term Loan,
12/01/25
(m)
...................... 103 101,561
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 .................. 254 253,938
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 08/01/24 .................. 94 84,443
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.62%
,
 02/12/27 ............ 239 228,710
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............. 42 41,630
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ...... 113 114,060
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.87%
,
 03/03/23 ........... 408 405,535
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 567 568,559

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/16/25 .................. USD 43 $ 42,796
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/16/25 .................. 86 85,948
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.87%
,
 11/16/26 ..... 103 102,621
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ...... 742 745,028
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.62%
,
 08/27/25 . 212 212,499
Virtusa Corp., Term Loan, 12/09/27
(m)
...... 114 114,712
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.12%
,
 02/28/27 ...... 286 285,030
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 05/15/26 ...... 350 349,152
6,604,833
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.62%
,
 08/05/24
(a)
................. 190 189,050
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 .. 96 95,731
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 11/08/27 .. 230 230,672
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(m)
.................. 476 477,671
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27 .................. 123 124,121
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 461 462,729
1,390,924
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 04/01/24 ..... 322 321,427
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 03/01/27 .................. 146 145,343
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 744 728,292
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57% - 4.57%
,
 06/30/27 227 229,199
1,424,261
Media — 0.4%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24 ..... 228 227,872
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25 .................. 548 460,850
AVSC Holding Corp., 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 15.00%),
15.00%
,
 10/15/26 ................. 158 179,714
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 04/30/25 .................. 213 213,179
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 2 Month + 3.50%),
3.66% - 3.71%
,
 08/21/26 ............ 771 751,122
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.38%, 07/17/25 ................ USD 107 $ 106,460
(LIBOR USD 1 Month + 2.50%),
2.63%, 04/15/27 ................ 216 215,137
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27 .................. 146 146,578
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.39%
,
 02/07/24 . 202 200,865
Intelsat Jackson Holdings SA, Facility Term
Loan, 07/13/22
(m)
.................. 26 26,376
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23 .................. 75 75,816
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.13%
,
 10/15/26 . 110 110,859
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23 .................. 322 290,294
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.37%
,
 03/24/25 .................. 138 137,330
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 08/15/26 .................. 73 73,075
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.89%
,
 09/18/26 .................. 64 64,307
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26 . 246 245,462
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 01/03/24 .................. 57 56,092
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.37%
,
 12/17/26 . 352 351,512
The EW Scripps Co., Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28 . 109 108,918
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(c)
.... 541 538,971
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.63%
,
 01/31/28 .................. 139 138,273
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.87%
,
 12/31/28 .................. 378 380,682
5,099,744
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.73%
,
 07/31/25 .................. 201 199,979
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 504 445,768
645,747
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(a)
................ 47 49,694

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ USD 209 $ 227,600
CITGO Holding, Inc., Term Loan, (LIBOR USD
3 Month + 7.00%), 8.00%
,
 08/01/23 ..... 198 184,662
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 . 399 397,267
Murphy USA, Inc., Term Loan B, 01/31/28
(c)(m)
. 64 64,160
873,689
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 10/01/26
(a)
................. 849 850,401
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 289 285,377
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.12%
,
 06/02/25 . 412 411,922
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 .................. 258 258,614
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.89%
,
 08/01/27 . 107 106,922
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 131 131,008
1,193,843
Professional Services — 0.1%
(a)
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26
(m)
...................... 863 863,854
First Advantage Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.37%
,
 01/31/27 .................. 123 122,995
986,849
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 18 17,505
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.62%
,
 07/13/23
(a)
308 308,002
Software — 0.5%
Barracuda Networks, Inc., 1st Lien Term Loan,
02/12/25
(a)(m)
..................... 410 409,751
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
355 354,061
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27
(a)(c)
.... 67 67,251
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.38%
,
 04/22/27
(a)
................. 143 143,644
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27
(a)
464 465,675
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(a)
79 80,679
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 217 204,838
First Advantage Holdings LLC, 1st Lien Term
Loan B1, 01/31/27
(a)(m)
.............. 14 13,956
Security
Par (000)
Par (000) Value
Software (continued)
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. USD 663 $ 665,275
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(n)
................. 214 218,815
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.37%
,
 02/25/27
(a)
..... 823 820,366
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.87%
,
 09/30/24
(a)
..... 318 318,934
MH Sub I LLC, 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.62%, 09/13/24 ................ 452 448,839
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 181 181,475
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
180 180,526
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................. 228 228,513
Planview Parent, Inc., Delayed Draw 1st Lien
Term Loan, 12/17/27
(a)(m)
............. 36 36,626
Severin Acquisition LLC, 1st Lien Term Loan,
08/01/25
(a)(m)
..................... 476 472,068
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 02/05/24
(a)
................. 112 109,174
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/16/25
(a)
................. 33 32,588
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.38%
,
 03/03/28
(a)
................. 324 327,813
UKG Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.87%, 05/04/26 ................ 385 385,894
 05/04/26
(m)
...................... 420 421,532
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
..... 242 249,865
6,838,158
Specialty Retail — 0.2%
(a)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/07/24 .. 308 307,039
Mavis Tire Express Services Corp., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 03/20/25 .................. 145 143,907
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 3 Month +
4.00%), 5.00%
,
 03/20/25 ............ 143 143,536
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.37%
,
 08/31/26 .................. 212 207,968
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.37% - 4.38%
,
 08/31/26 ............ 53 52,152
Optiv Inc., 1st Lien Term Loan, 02/01/24
(m)
... 155 147,225
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ....... 563 561,915
PetSmart, Inc., Term Loan B, 4.50%
,
 01/27/28 499 498,208
RV Retailer LLC, Term Loan B,
0.00%
,
 12/31/27
(c)
................. 95 94,406

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 12 Month + 3.75%),
4.50%
,
 12/21/27 .................. USD 59 $ 59,172
2,215,528
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.12%
,
 07/23/26
(c)
................. 202 174,061
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 04/29/23 . 67 66,749
240,810
Trading Companies & Distributors — 0.0%
(a)
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 129 123,753
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 426 344,976
468,729
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 .................. 177 164,981
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 05/16/24 .................. 333 333,533
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.88%
,
 04/11/25 .. 216 214,627
713,141
Total Floating Rate Loan Interests — 5.3%
(Cost: $70,009,367) ............................... 70,527,523
Foreign Agency Obligations — 0.4%
Bahrain — 0.1%
CBB International Sukuk Co. 7 SPC, 6.88%
,
10/05/25 ....................... 738 855,849
Oil and Gas Holding Co. BSCC (The), 7.63%
,
11/07/24 ........................ 241 269,393
1,125,242
China — 0.0%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%
,
03/20/21 ............... EUR 100 120,824
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(h)
................ USD 200 203,250
324,074
Colombia — 0.0%
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
...................... 453 479,331
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. 250 253,828
Pertamina Persero PT, 3.65%
,
07/30/29 .... 392 431,322
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. 200 260,440
4.88%, 07/17/49 .................. 200 225,063
1,170,653
Mexico — 0.1%
Petroleos Mexicanos:
6.35%, 02/12/48 .................. 443 370,459
Security
Par (000)
Par (000) Value
Mexico (continued)
7.69%, 01/23/50 .................. USD 287 $ 270,856
6.95%, 01/28/60 .................. 1,357 1,180,454
1,821,769
Saudi Arabia — 0.1%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
.... 740 740,000
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 7.00%
,
06/25/24 .... 400 226,250
Total Foreign Agency Obligations — 0.4%
(Cost: $5,758,040) ............................... 5,887,319
Foreign Government Obligations — 1.8%
Bahrain — 0.1%
Kingdom of Bahrain:
6.75%, 09/20/29 .................. 472 531,295
5.25%, 01/25/33
(b)
................. 200 199,000
730,295
Colombia — 0.2%
Republic of Colombia:
8.13%, 05/21/24 .................. 51 61,726
4.50%, 01/28/26 .................. 1,725 1,934,695
3.88%, 04/25/27 .................. 205 225,052
2,221,473
Dominican Republic — 0.2%
Dominican Republic Government Bond:
5.95%, 01/25/27 .................. 1,036 1,199,170
4.50%, 01/30/30
(b)
................. 535 557,403
4.88%, 09/23/32
(b)
................. 564 599,250
6.40%, 06/05/49 .................. 246 274,136
2,629,959
Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 05/29/24
(b)
................. 455 489,267
5.88%, 06/11/25 .................. 1,046 1,136,871
7.60%, 03/01/29 .................. 1,235 1,387,832
3,013,970
Indonesia — 0.1%
Republic of Indonesia, 4.10%
,
04/24/28 ..... 1,264 1,458,735
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 ..... 200 171,437
Mexico — 0.2%
United Mexican States:
3.75%, 01/11/28 .................. 650 721,297
2.66%, 05/24/31 .................. 1,825 1,815,305
8.30%, 08/15/31 .................. 35 52,281
2,588,883
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 200 231,562
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 310 311,841
4.00%, 12/15/50 .................. 200 203,687
515,528
Panama — 0.1%
Republic of Panama:
3.16%, 01/23/30 .................. 837 910,237
4.50%, 04/16/50 .................. 370 453,250
1,363,487

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Paraguay — 0.1%
Republic of Paraguay
(b)
:
4.95%, 04/28/31 .................. USD 200 $ 238,438
5.40%, 03/30/50 .................. 555 690,628
929,066
Peru — 0.0%
Republic of Peru, 2.78%
,
01/23/31 ........ 464 499,525
Qatar — 0.1%
State of Qatar, 4.00%
,
03/14/29
(b)
......... 456 534,660
Romania — 0.0%
Romania Government Bond, 3.00%
,
02/14/31
(b)
488 517,890
Russia — 0.1%
Russian Federation:
4.75%, 05/27/26 .................. 400 460,750
4.25%, 06/23/27 .................. 400 454,675
915,425
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30 ... 911 1,082,951
South Africa — 0.0%
Republic of South Africa, 5.88%
,
05/30/22 ... 425 451,430
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
5.88%, 07/25/22 .................. 200 138,125
6.85%, 03/14/24 .................. 200 127,937
6.35%, 06/28/24 .................. 615 389,948
7.85%, 03/14/29 .................. 650 392,438
7.55%, 03/28/30 .................. 614 370,127
Sri Lanka Government Bond, 5.75%
,
04/18/23 200 131,063
1,549,638
Ukraine — 0.2%
Ukraine Government Bond:
7.75%, 09/01/22 .................. 126 133,481
7.75%, 09/01/23 .................. 237 258,182
8.99%, 02/01/24 .................. 458 515,250
7.75%, 09/01/24 .................. 470 517,588
7.75%, 09/01/25 .................. 325 362,273
7.25%, 03/15/33
(b)
................. 526 559,368
2,346,142
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.98%
,
04/20/55 179 238,939
Total Foreign Government Obligations — 1.8%
(Cost: $22,939,271) ............................... 23,990,995
Shares
Shares
Investment Companies — 5.7%
BlackRock Allocation Target Shares, Series A
*
3,000,118 30,121,183
BlackRock Floating Rate Income Portfolio,
Class K Shares
*
.................. 2,319,906 22,990,271
Invesco Senior Loan ETF .............. 39,351 874,379
iShares Core Dividend Growth ETF
*
....... 232,864 10,271,631
iShares iBoxx $ High Yield Corporate Bond
ETF
*
.......................... 123,061 10,702,615
iShares iBoxx $ Investment Grade Corporate
Bond ETF
*
...................... 4,000 542,400
Total Investment Companies — 5.7%
(Cost: $75,087,060) ............................... 75,502,479
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 2.5%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
(a)
:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.14%, 06/25/35 ..... USD 54 $ 51,164
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.73%, 01/25/36 .... 103 96,712
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.23%,
11/25/46 ..................... 92 78,111
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.32%, 07/25/46 .... 218 195,738
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.27%, 04/25/47 .... 255 235,472
American Home Mortgage Assets Trust, Series
2006-5, Class A1, (Federal Reserve US 12
Month Cumulative Average 1 Year CMT +
0.92%), 1.42%, 11/25/46
(a)
............ 965 415,251
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 55 53,827
CSMC Trust, Series 2019-JR1, Class A1,
4.10%, 09/27/66
(a)(b)
................ 214 215,690
GSR Mortgage Loan Trust, Series 2006-OA1,
Class 1A1, (LIBOR USD 1 Month + 0.44%),
0.57%, 08/25/46
(a)
................. 425 146,141
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.63%,
10/25/35
(a)
...................... 261 255,854
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(c)
... 2,000 1,989,800
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 0.47%, 06/25/35
(a)(b)
.......... 61 57,478
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.19%), 0.32%, 07/25/46
(a)
..... 96 77,724
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 05/25/36
(k)
......... 466 436,336
4,305,298
Commercial Mortgage-Backed Securities — 2.2%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.25%, 09/15/34
(a)(b)
.......... 630 622,914
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.23%, 04/15/35
(a)(b)
................ 540 496,446
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class E, (LIBOR USD 1 Month + 3.05%),
3.18%, 12/15/36
(a)(b)
................ 106 80,279
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2016-ISQ, Class E, 3.61%, 08/14/34 300 297,786
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.83%, 09/15/34 .... 1,058 1,037,194
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 0.58%, 09/25/37
(a)(b)
.......... 455 427,180
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
.......... 200 138,064
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.48%,
06/11/50
(a)(b)
..................... 204 206,399

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
(a)
:
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
USD 550 $ 472,529
Series 2018-B7, Class C, 4.86%, 05/15/53 . 500 578,259
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.83%, 10/15/35
(a)(b)
1,400 1,420,997
BWAY Mortgage Trust, Series 2015-1740,
Class E, 4.45%, 01/10/35
(a)(b)
.......... 237 222,957
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.18%, 11/15/35 .... 1,050 1,052,270
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.13%, 11/15/35 .... 1,050 1,051,644
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.43%, 10/15/36 .... 1,187 1,188,523
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.78%, 10/15/36 .... 1,842 1,845,146
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.63%, 12/15/36 .... 540 540,510
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.73%, 11/15/32 .... 475 477,678
BX Trust
(a)(b)
:
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.40%, 01/15/34 .... 340 340,320
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.15%, 01/15/34 .... 530 530,333
Citigroup Commercial Mortgage Trust
(a)
:
Series 2016-C1, Class D, 4.95%, 05/10/49
(b)
110 102,837
Series 2018-C6, Class C, 5.07%, 11/10/51 . 361 383,431
Commercial Mortgage Trust:
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 1,000 689,737
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 465 507,491
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 166 163,190
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 700 708,916
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 109 100,801
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.53%, 09/15/33
(a)(b)
.. 400 395,000
CSAIL Commercial Mortgage Trust, Series
2018-C14, Class D, 4.89%, 11/15/51
(a)(b)
.. 457 447,417
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.99%,
10/15/37
(a)(b)
..................... 339 342,390
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
.......... 320 327,059
GS Mortgage Securities Corp. Trust
(a)(b)
:
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 1.93%, 07/15/32 .... 329 329,000
Series 2017-500K, Class G, (LIBOR USD 1
Month + 2.50%), 2.63%, 07/15/32 .... 454 448,969
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 180 164,680
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 560 497,961
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class D, 3.00%,
06/13/52
(b)
...................... 2,000 1,608,200
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
135 132,832
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.23%, 01/15/49 500 461,978
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JP1, Class E, 4.23%,
01/15/49
(b)
.................... USD 221 $ 185,673
Series 2018-WPT, Class FFX, 5.36%,
07/05/33
(b)
.................... 115 115,072
LCCM Mortgage Trust, Series 2014-909, Class
E, 3.90%, 05/15/31
(a)(b)
.............. 150 149,228
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(a)(b)
.............. 151 151,476
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48 222 220,422
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 252 241,900
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%,
07/13/29
(a)(b)
................... 700 703,703
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 700 622,509
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.08%, 11/15/34
(a)(b)
.. 531 531,167
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 250 207,500
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
320 357,086
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 288 255,931
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.68%, 07/15/35
(a)(b)
.. 450 440,974
Series 2019-L2, Class A4, 4.07%, 03/15/52 500 586,755
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
............................ 280 207,490
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 2,172 2,179,303
Wells Fargo Commercial Mortgage Trust:
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 250 288,392
Series 2017-C39, Class C, 4.12%, 09/15/50 113 119,074
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 342 275,584
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 170 180,067
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 240 219,902
Series 2018-C45, Class C, 4.73%, 06/15/51 110 119,943
29,198,468
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.34%,
10/15/48
(a)(b)
..................... 4,650 269,189
Total Non-Agency Mortgage-Backed Securities — 2.5%
(Cost: $33,584,430) ............................... 33,772,955
Preferred Securities — 3.1%
Capital Trusts — 2.0%
Banks — 0.6%
(a)(h)
Bank of America Corp., Series X, (LIBOR USD
3 Month + 3.71%), 6.25% ............ 2,268 2,510,182
CIT Group, Inc., Series A, (LIBOR USD 3 Month
+ 3.97%), 5.80% .................. 185 187,960
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% .................. 600 608,250
Fifth Third Bancorp, Series J, (LIBOR USD 3
Month + 3.13%), 3.38% ............. 1,600 1,568,000

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... USD 200 $ 211,076
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ....................... 2,300 2,300,000
7,385,468
Capital Markets — 0.1%
(a)(h)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 1,730 1,781,900
Goldman Sachs Group, Inc. (The):
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ....................... 145 160,701
Series M, (LIBOR USD 3 Month + 3.92%),
4.13% ....................... 390 388,167
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............. 100 99,875
2,430,643
Consumer Finance — 0.5%
(a)(h)
Capital One Financial Corp., Series E, (LIBOR
USD 3 Month + 3.80%), 4.03% ........ 3,515 3,463,583
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 1,200 1,275,000
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 700 738,150
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... 570 640,537
6,117,270
Diversified Financial Services — 0.2%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(h)
............ 2,490 2,676,750
Insurance — 0.1%
(a)(h)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% .................. 325 335,562
Progressive Corp. (The), Series B, (LIBOR USD
3 Month + 2.54%), 5.38% ............ 1,235 1,296,750
1,632,312
Multi-Utilities — 0.2%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(h)
....................... 1,750 1,885,100
Oil, Gas & Consumable Fuels — 0.3%
(a)(h)
Energy Transfer Operating LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 400 342,000
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 2,200 2,067,120
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 918 504,900
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 1,314 1,090,357
4,004,377
Total Capital Trusts — 2.0%
(Cost: $25,658,025) ............................... 26,131,920
Security
Shares
Shares Value
Preferred Stocks — 1.0%
Banks — 0.2%
(a)(h)
KeyCorp, Series E, (LIBOR USD 3 Month +
3.89%), 6.13% ................... 9,161 $ 256,233
Wells Fargo & Co., Series Q, (LIBOR USD 3
Month + 3.09%), 5.85% ............. 100,000 2,647,000
2,903,233
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(h)
........... 33,000 943,800
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.92%
(a)(h)
................. 11,500 619,620
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer Operating LP, Series E,
(LIBOR USD 3 Month + 5.16%), 7.60%
(a)(h)
. 75,000 1,651,500
Petroleo Brasileiro SA (Preference) ........ 214,401 1,050,179
2,701,679
Technology Hardware, Storage &
Peripherals — 0.5%
Samsung Electronics Co. Ltd. (Preference) .. 103,796 6,769,306
Total Preferred Stocks — 1.0%
(Cost: $10,901,552) ............................... 13,937,638
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.23%, 12/21/65
(a)(b)
................ 896,000 694,579
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.48%, 12/21/65
(a)(b)
.......... 397,000 320,697
Total Trust Preferreds — 0.1%
(Cost: $1,257,797) ............................... 1,015,276
Total Preferred Securities — 3.1%
(Cost: $37,817,374) ............................... 41,084,834
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2018-K80, Class B,
4.23%, 08/25/50
(b)
............... USD 300 342,142
Series 2018-K732, Class B,
4.06%, 05/25/25
(b)
............... 200 220,269
Series 2018-KHG1, Class C,
3.81%, 12/25/27
(b)
............... 1,188 1,065,978
Series 2018-SB52, Class A10F,
3.46%, 06/25/28 ................ 296 314,065
1,942,454
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.77%, 09/16/51 ....... 680 20,247
Series 2017-44, 0.67%, 04/17/51 ....... 1,635 71,015
91,262
Total U.S. Government Sponsored Agency Securities — 0.2%
(Cost: $2,022,473) ............................... 2,033,716

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
01/31/26, Strike Price USD 36.00)
(d)
..... 119 $ 468
Total Warrants — 0.0% .............................. 468
Total Long-Term Investments — 98.0%
(Cost: $1,256,038,033) ............................ 1,300,134,557
Security
Shares
Shares Value
Short-Term Securities — 8.1%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 100,868,866 $ 100,868,866
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 5,981,174 5,981,174
SL Liquidity Series, LLC, Money Market Series,
0.14%
(p)*
........................ 1,386,426 1,386,980
Total Short-Term Securities — 8.1%
(Cost: $108,236,882) .............................. 108,237,020
Total Investments — 106.1%
(Cost: $1,364,274,915 ) ............................ 1,408,371,577
Liabilities in Excess of Other Assets — (6.1)% ............. (81,139,028)
Net Assets — 100.0% ............................... $ 1,327,232,549
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
All or a portion of this security is on loan.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Zero-coupon bond.
(k)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)
Convertible security.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 133,698,436 $ — $ (32,829,570) $ — $ — $ 100,868,866 100,868,866 $ 7,496 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,078,749 308,213 — (258) 276 1,386,980 1,386,426 3,086
(b)
—
BlackRock Allocation Target
Shares, Series A ......... 29,431,156 — — — 690,027 30,121,183 3,000,118 416,583 5,232
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 8,986,640 13,696,363 — — 307,268 22,990,271 2,319,906 186,859 7,861
iShares Core Dividend Growth
ETF .................. — 83,907,760 (73,204,191) (524,524) 92,586 10,271,631 232,864 58,358 —
iShares Core S&P 500 ETF
(c)
... 21,693,817 15,013,600 (37,071,711) 1,490,303 (1,126,009) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 21,646,109 30,237,864 (41,189,705) 794,998 (786,651) 10,702,615 123,061 333,142 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 24,286,651 — (23,254,506) 988,335 (1,478,080) 542,400 4,000 85,802 —
$ 2,748,854 $ (2,300,583) $ 176,883,946 $ 1,091,326 $ 13,093
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(645) of net dividends and financing fees.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 1,099 03/19/21 $ 46,386 $ (300,203)
MSCI Emerging Markets E-Mini Index ............................................ 1,414 03/19/21 93,755 5,010,994
S&P 500 E-Mini Index ...................................................... 309 03/19/21 57,245 (1,049,352)
U.S. Treasury 10 Year Note ................................................... 510 03/22/21 69,918 (331,865)
U.S. Treasury Ultra Bond .................................................... 36 03/22/21 7,392 (416,657)
U.S. Treasury 5 Year Note .................................................... 363 03/31/21 45,712 25,775
2,938,692
Short Contracts
GBP Currency ............................................................ 154 03/15/21 13,191 (454,442)
JPY Currency ............................................................ 198 03/15/21 23,639 129,232
U.S. Treasury 2 Year Note .................................................... 3 03/31/21 663 (625)
(325,835)
$ 2,612,857
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 745,356 HKD 5,778,004 Standard Chartered Bank 03/17/21 $ 80
HKD 2,009,278 USD 259,214 Bank of America NA 03/17/21 (47)
USD 124,523 EUR 102,823 Bank of America NA 03/17/21 (378)
(425)
$ (345)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 1,419,441 $ (136,833)
(c)
$ 1,283,253 0.1%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR:
USD 1 Month
USD Overnight Bank Funding Rate

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of January 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 82,050 $ 329,049 25.6%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 10,595 $ 373,553 29.1%
United Kingdom
Prudential plc ............ 36,292 580,651 45.3
Total Reference Entity — Long ............ 1,283,253
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 1,283,253
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (136,833)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 5,010,994 $ 129,232 $ 25,775 $ — $ 5,166,001
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 80 — — 80
$ — $ — $ 5,010,994 $ 129,312 $ 25,775 $ — $ 5,166,081
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 1,349,555 454,442 749,147 — 2,553,144
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 425 — — 425
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 136,833 — — — 136,833
$ — $ — $ 1,486,388 $ 454,867 $ 749,147 $ — $ 2,690,402
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 22,878,475 $ (670,027) $ (2,574,420) $ — $ 19,634,028
Forward foreign currency exchange contracts .... — — — (10,463) — — (10,463)
Options purchased
(a)
.................... — — (144,539) — — — (144,539)
Options written ........................ — — 66,507 — — — 66,507
Swaps .............................. — (1,297) 210,974 — — — 209,677
$ — $ (1,297) $ 23,011,417 $ (680,490) $ (2,574,420) $ — $ 19,755,210

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 1,586,106 132,965 (3,066,444) — (1,347,373)
Forward foreign currency exchange contracts .... — — — 7,320 — — 7,320
Swaps .............................. — 1,333 (103,650) — — — (102,317)
$ — $ 1,333 $ 1,482,456 $ 140,285 $ (3,066,444) $ — $ (1,442,370)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 334,964,849
Average notional value of contracts — short ................................................................................. 28,218,436
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 882,570
Average amounts sold — in USD ........................................................................................ 143,591
Options:
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps:
Average notional value — buy protection ................................................................................... 140,763
Total return swaps:
Average notional value ............................................................................................... 167,181
(a)
Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 166,853 $ 4,838,871
Forward foreign currency exchange contracts ................................................................. 80 425
Swaps — OTC
(a)
.................................................................................... — 136,833
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 166,933 $ 4,976,129
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(166,853) (4,838,871)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 80 $ 137,258
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
Standard Chartered Bank ........................... $ 80 $ — $ — $ — $ 80

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)
Bank of America NA .............................. $ 425 $ — $ — $ — $ 425
JPMorgan Chase Bank NA .......................... 136,833 — — — 136,833
$ 137,258 $ — $ — $ — $ 137,258
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 67,692,056 $ 2,075,193 $ 69,767,249
Common Stocks:
Aerospace & Defense .................................... 2,471,272 1,637,254 — 4,108,526
Airlines .............................................. 1,183,838 921,222 — 2,105,060
Automobiles .......................................... — 2,366,789 — 2,366,789
Banks ............................................... 2,853,938 10,094,511 — 12,948,449
Beverages ........................................... 1,234,187 477,270 — 1,711,457
Biotechnology ......................................... 1,180,057 — — 1,180,057
Building Products ....................................... 1,028,027 — — 1,028,027
Chemicals ............................................ 1,652,697 — — 1,652,697
Communications Equipment ................................ 471,968 — — 471,968
Construction & Engineering ................................ — 325,291 — 325,291
Consumer Finance ...................................... 1,125,088 1,172,167 — 2,297,255
Containers & Packaging .................................. 963,084 — — 963,084
Diversified Telecommunication Services ........................ 2,000,336 2,623,518 — 4,623,854
Electric Utilities ........................................ 9,993,392 965,448 — 10,958,840
Electrical Equipment ..................................... 477,627 986,879 — 1,464,506
Electronic Equipment, Instruments & Components ................. — 2,482,612 — 2,482,612
Entertainment ......................................... — 1,497,939 — 1,497,939
Equity Real Estate Investment Trusts (REITs) .................... 50,666,374 20,465,943 — 71,132,317
Food & Staples Retailing .................................. 2,082,517 1,629,484 — 3,712,001
Food Products ......................................... — 3,183,722 — 3,183,722
Gas Utilities ........................................... 553,758 4,574,056 — 5,127,814
Health Care Equipment & Supplies ........................... 582,033 874,055 — 1,456,088
Health Care Providers & Services ............................ 2,946,759 — — 2,946,759
Hotels, Restaurants & Leisure .............................. — 1,223,385 — 1,223,385
Household Durables ..................................... 1,063,614 1,155,547 — 2,219,161
Household Products ..................................... 590,151 1,471,244 — 2,061,395
Insurance ............................................ 1,672,264 2,930,956 — 4,603,220
Interactive Media & Services ............................... — 6,388,707 — 6,388,707
IT Services ........................................... 5,044,503 2,989,114 — 8,033,617
Leisure Products ....................................... 1,479,166 — — 1,479,166
Machinery ............................................ 1,823,130 1,908,008 — 3,731,138
Media ............................................... 1,844,450 — — 1,844,450
Metals & Mining ........................................ — 1,442,695 — 1,442,695
Multi-Utilities .......................................... 7,222,165 1,593,523 — 8,815,688
Oil, Gas & Consumable Fuels ............................... 4,494,399 7,152,270 — 11,646,669
Paper & Forest Products .................................. 1,543,994 — — 1,543,994
Personal Products ...................................... — 1,650,078 — 1,650,078
Pharmaceuticals ....................................... 1,656,828 4,460,416 — 6,117,244
Professional Services .................................... 1,528,967 38,528 — 1,567,495
Real Estate Management & Development ....................... — 13,293,622 — 13,293,622
Road & Rail ........................................... 2,972,467 870,700 — 3,843,167
Semiconductors & Semiconductor Equipment .................... 1,997,393 11,351,011 — 13,348,404
Software ............................................. 2,624,612 — — 2,624,612
Specialty Retail ........................................ 58,324 1,361,189 — 1,419,513
Technology Hardware, Storage & Peripherals .................... — 1,115,863 — 1,115,863
Textiles, Apparel & Luxury Goods ............................ — 1,157,800 — 1,157,800
Thrifts & Mortgage Finance ................................ — 1,895,833 — 1,895,833
Tobacco ............................................. 2,785,542 1,450,971 — 4,236,513
Trading Companies & Distributors ............................ — 3,066,912 — 3,066,912
Transportation Infrastructure ............................... 1,805,841 11,398,360 — 13,204,201
Water Utilities ......................................... 1,064,639 410,684 — 1,475,323
Wireless Telecommunication Services ......................... 404,946 625,700 — 1,030,646
Corporate Bonds ........................................ — 399,011,291 — 399,011,291

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Equity-Linked Notes ...................................... $ — $ 312,730,105 $ — $ 312,730,105
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 1,113,276 137,629 1,250,905
Airlines .............................................. — 994,073 — 994,073
Auto Components ...................................... — 1,153,610 — 1,153,610
Automobiles .......................................... — 322,753 — 322,753
Building Products ....................................... — 818,731 57,427 876,158
Capital Markets ........................................ — 393,090 — 393,090
Chemicals ............................................ — 2,244,742 — 2,244,742
Commercial Services & Supplies ............................. — 2,725,475 — 2,725,475
Construction & Engineering ................................ — 569,508 — 569,508
Construction Materials .................................... — 791,008 75,188 866,196
Containers & Packaging .................................. — 1,791,763 — 1,791,763
Distributors ........................................... — 79,395 — 79,395
Diversified Consumer Services .............................. — 2,584,260 — 2,584,260
Diversified Financial Services ............................... — 4,351,777 110,722 4,462,499
Diversified Telecommunication Services ........................ — 3,091,258 — 3,091,258
Electric Utilities ........................................ — 207,366 — 207,366
Electrical Equipment ..................................... — — 105,652 105,652
Entertainment ......................................... — 1,199,752 — 1,199,752
Equity Real Estate Investment Trusts (REITs) .................... — 184,116 — 184,116
Food & Staples Retailing .................................. — 799,806 — 799,806
Food Products ......................................... — 1,827,100 38,060 1,865,160
Health Care Equipment & Supplies ........................... — 261,235 — 261,235
Health Care Providers & Services ............................ — 2,847,678 149,373 2,997,051
Health Care Technology .................................. — 277,077 — 277,077
Hotels, Restaurants & Leisure .............................. — 3,265,983 26,304 3,292,287
Household Durables ..................................... — 133,299 — 133,299
Independent Power and Renewable Electricity Producers ............ — 329,102 — 329,102
Industrial Conglomerates .................................. — 1,188,382 — 1,188,382
Insurance ............................................ — 2,503,303 — 2,503,303
Interactive Media & Services ............................... — 1,389,154 — 1,389,154
Internet & Direct Marketing Retail ............................ — 278,188 — 278,188
IT Services ........................................... — 6,604,833 — 6,604,833
Leisure Products ....................................... — 189,050 — 189,050
Life Sciences Tools & Services .............................. — 1,390,924 — 1,390,924
Machinery ............................................ — 1,424,261 — 1,424,261
Media ............................................... — 4,560,773 538,971 5,099,744
Metals & Mining ........................................ — 645,747 — 645,747
Multiline Retail ......................................... — 49,694 — 49,694
Oil, Gas & Consumable Fuels ............................... — 809,529 64,160 873,689
Personal Products ...................................... — 850,401 — 850,401
Pharmaceuticals ....................................... — 1,193,843 — 1,193,843
Professional Services .................................... — 986,849 — 986,849
Real Estate Management & Development ....................... — 17,505 — 17,505
Road & Rail ........................................... — 308,002 — 308,002
Software ............................................. — 6,770,907 67,251 6,838,158
Specialty Retail ........................................ — 2,121,122 94,406 2,215,528
Technology Hardware, Storage & Peripherals .................... — 66,749 174,061 240,810
Trading Companies & Distributors ............................ — 468,729 — 468,729
Wireless Telecommunication Services ......................... — 713,141 — 713,141
Foreign Agency Obligations ................................. — 5,887,319 — 5,887,319
Foreign Government Obligations .............................. — 23,990,995 — 23,990,995
Investment Companies .................................... 75,502,479 — — 75,502,479
Non-Agency Mortgage-Backed Securities ........................ — 31,575,655 2,197,300 33,772,955
Preferred Securities:
Banks ............................................... 2,903,233 7,385,468 — 10,288,701
Capital Markets ........................................ 943,800 2,430,643 — 3,374,443
Commercial Services & Supplies ............................. — 694,579 — 694,579
Consumer Finance ...................................... 619,620 6,437,967 — 7,057,587
Diversified Financial Services ............................... — 2,676,750 — 2,676,750
Insurance ............................................ — 1,632,312 — 1,632,312
Multi-Utilities .......................................... — 1,885,100 — 1,885,100
Oil, Gas & Consumable Fuels ............................... 2,701,679 4,004,377 — 6,706,056
Technology Hardware, Storage & Peripherals .................... — 6,769,306 — 6,769,306
U.S. Government Sponsored Agency Securities .................... — 2,033,716 — 2,033,716

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Warrants .............................................. $ 468 $ — $ — $ 468
Short-Term Securities ....................................... 106,850,040 — — 106,850,040
Subtotal ....................................................
$ 316,665,666 $ 1,084,407,234 $ 5,911,697 $ 1,406,984,597
Investments valued at NAV
(a)
...................................... 1,386,980
$ —
Total Investments .............................................. $ 1,408,371,577
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 5,010,994 $ — $ — $ 5,010,994
Foreign currency exchange contracts ............................ 129,232 80 — 129,312
Interest rate contracts ....................................... 25,775 — — 25,775
Liabilities:
Equity contracts ........................................... (1,349,555) (136,833) — (1,486,388)
Foreign currency exchange contracts ............................ (454,442) (425) — (454,867)
Interest rate contracts ....................................... (749,147) — — (749,147)
$ 2,612,857 $ (137,178) $ — $ 2,475,679
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 9.1%
522 Funding CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 .... USD 4,000 $ 4,007,556
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/29 .... 3,000 3,005,905
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/20/29 .... 1,250 1,249,996
Series 2018-3A, Class A, (LIBOR USD 3
Month + 1.23%), 1.45%, 10/20/31 .... 2,000 1,999,997
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.71%, 01/25/35
(a)
................. 1,185 1,164,316
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.39%,
01/15/33
(a)(b)
..................... 2,000 2,002,895
AGL Core CLO 5 Ltd., Series 2020-5A, Class
B, (LIBOR USD 3 Month + 2.78%), 3.00%,
07/20/30
(a)(b)
..................... 3,000 3,018,079
AIG CLO Ltd., Series 2019-2A, Class A, (LIBOR
USD 3 Month + 1.36%), 1.58%, 10/25/32
(a)(b)
11,500 11,522,653
AIMCO CLO
(a)(b)
:
Series 2015-AA, Class BR, (LIBOR USD 3
Month + 1.30%), 1.54%, 01/15/28 .... 1,500 1,492,086
Series 2018-AA, Class A, (LIBOR USD 3
Month + 1.02%), 1.24%, 04/17/31 .... 2,700 2,699,997
AIMCO CLO 11 Ltd.
(a)(b)
:
Series 2020-11A, Class B1, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/15/31 .... 2,000 2,001,951
Series 2020-11A, Class C, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/15/31 .... 2,000 2,006,200
Ajax Mortgage Loan Trust
(b)
:
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
5,762 5,825,033
Series 2018-E, Class B, 5.25%, 06/25/58
(a)(c)
630 634,284
Series 2018-E, Class C, 0.00%, 06/25/58
(a)(c)
1,557 871,884
Series 2018-F, Class A, 4.38%, 11/25/58
(a)(c)
5,805 5,877,099
Series 2018-F, Class B, 5.25%, 11/25/58
(a)(c)
719 724,514
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 1,682 958,801
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
5,391 5,384,715
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,702
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
2,082 2,047,715
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,850 2,897,229
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59
(c)
1,075 922,544
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.55%,
01/20/33
(a)(b)
..................... 4,000 4,006,226
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.37%,
10/21/28
(a)(b)
..................... 1,300 1,299,996
Allegro CLO VI Ltd.
(a)(b)
:
Series 2017-2A, Class A, (LIBOR USD 3
Month + 1.13%), 1.35%, 01/17/31 .... 5,350 5,349,994
Series 2017-2A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/17/31 .... 1,000 988,944
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.89%,
06/13/31
(a)(b)
..................... 1,000 994,455
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.61%, 01/19/33
(a)(b)
................ 2,000 2,005,707
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%, 10/15/29
(a)(b)
3,500 3,504,263
ALM VII R-2 Ltd.
(a)(b)
:
Series 2013-7R2A, Class A2R2, (LIBOR
USD 3 Month + 1.65%), 1.89%, 10/15/27 2,000 1,999,994
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2013-7R2A, Class BR2, (LIBOR USD
3 Month + 2.20%), 2.44%, 10/15/27 ... USD 600 $ 600,269
ALM XVI Ltd., Series 2015-16A, Class CR2,
(LIBOR USD 3 Month + 2.70%), 2.94%,
07/15/27
(a)(b)
..................... 3,000 2,969,567
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.46%,
11/02/30
(a)(b)
..................... 1,750 1,750,005
AMMC CLO XII Ltd., Series 2013-12A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.41%,
11/10/30
(a)(b)
..................... 2,000 2,000,003
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,507,368
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,884,055
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,387,939
Anchorage Capital CLO 13 LLC, Series
2019-13A, Class A, (LIBOR USD 3 Month +
1.47%), 1.71%, 04/15/32
(a)(b)
.......... 10,500 10,507,882
Anchorage Capital CLO 3-R Ltd.
(a)(b)
:
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/28/31 .... 3,400 3,399,399
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 1,250 1,240,256
Anchorage Capital CLO 4-R Ltd.
(a)(b)
:
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.07%, 01/28/31 .... 600 595,341
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/28/31 .... 2,250 2,227,549
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 2.09%, 01/15/30
(a)(b)
.......... 1,850 1,839,136
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class CR, (LIBOR USD 3 Month + 2.40%),
2.64%, 07/15/30
(a)(b)
................ 1,000 1,000,885
Anchorage Capital CLO 8 Ltd.
(a)(b)
:
Series 2016-8A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/28/28 .... 1,400 1,395,079
Series 2016-8A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.22%, 07/28/28 .... 4,000 3,998,787
Anchorage Capital CLO Ltd.
(a)(b)
:
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/13/30 .... 9,000 9,009,580
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.44%, 10/15/31 .... 7,650 7,652,980
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/31 .... 3,000 3,017,572
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class E, (EURIBOR 3 Month + 5.66%),
5.66%, 05/15/31
(a)
................. EUR 499 592,920
Antares CLO Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.53%), 1.75%,
01/20/30
(a)(b)
..................... USD 5,000 5,006,010
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.32%,
04/15/31
(a)(b)
..................... 2,400 2,399,997
Apidos CLO XV
(a)(b)
:
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 2.07%, 04/20/31 ... 7,000 6,979,928
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.92%, 04/20/31 ... 2,000 1,949,679
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.17%,
07/16/31
(a)(b)
..................... 1,750 1,749,995

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.17%,
04/20/31
(a)(b)
..................... USD 1,000 $ 995,014
Apidos CLO XXIX
(a)(b)
:
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.77%, 07/25/30 .... 1,000 1,002,294
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.12%, 07/25/30 .... 1,000 999,999
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.39%, 10/20/31
(a)(b)
................ 4,500 4,500,901
Apidos CLO XXVII, Series 2017-27A, Class
A2, (LIBOR USD 3 Month + 1.70%), 1.92%,
07/17/30
(a)(b)
..................... 2,000 2,004,686
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.62%,
01/20/33
(a)(b)
..................... 1,000 1,003,739
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)
................. EUR 219 245,801
Arbour CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.60%), 5.60%,
01/15/30
(a)
...................... 468 554,315
Ares CLO, Series 2018-50A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.94%, 01/15/32
(a)(b)
USD 4,000 3,999,988
Ares LII CLO Ltd., Series 2019-52A, Class B,
(LIBOR USD 3 Month + 1.85%), 2.07%,
04/22/31
(a)(b)
..................... 5,000 5,014,906
Ares LIII CLO Ltd.
(a)(b)
:
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/24/31 .... 4,500 4,511,888
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 04/24/31 .... 3,000 3,002,669
Ares XL CLO Ltd., Series 2016-40A, Class CR,
(LIBOR USD 3 Month + 3.40%), 3.64%,
01/15/29
(a)(b)
..................... 1,000 995,018
Ares XLI CLO Ltd., Series 2016-41A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
01/15/29
(a)(b)
..................... 10,250 10,257,966
Ares XLV CLO Ltd., Series 2017-45A, Class
D, (LIBOR USD 3 Month + 3.05%), 3.29%,
10/15/30
(a)(b)
..................... 1,850 1,849,765
Ares XLVI CLO Ltd., Series 2017-46A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 01/15/30
(a)(b)
................ 2,250 1,215,977
Ares XLVII CLO Ltd.
(a)(b)
:
Series 2018-47A, Class C, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/15/30 .... 800 789,102
Series 2018-47A, Class D, (LIBOR USD 3
Month + 2.70%), 2.94%, 04/15/30 .... 2,500 2,451,725
Series 2018-47A, Class SUB, (LIBOR USD
3 Month + 0.00%), 0.00%, 04/15/30 ... 4,500 3,450,352
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
07/20/30
(a)(b)
..................... 1,000 994,145
Ares XXVII CLO Ltd., Series 2013-2A, Class
CR, (LIBOR USD 3 Month + 2.40%), 2.62%,
07/28/29
(a)(b)
..................... 1,000 1,000,000
Ares XXXIIR CLO Ltd., Series 2014-32RA,
Class B, (LIBOR USD 3 Month + 1.80%),
2.02%, 05/15/30
(a)(b)
................ 700 695,793
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.50%, 05/24/30
(a)(b)
................ 1,000 997,401
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XXXIV CLO Ltd.
(a)(b)
:
Series 2015-2A, Class AR2, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/33 .... USD 12,500 $ 12,524,024
Series 2015-2A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.32%, 04/17/33 .... 7,250 7,138,076
Ares XXXVII CLO Ltd.
(a)(b)
:
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.41%, 10/15/30 .... 3,000 3,000,477
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.74%, 10/15/30 .... 1,500 1,500,150
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 2.04%, 10/15/30 .... 1,017 1,011,427
Ares XXXVR CLO Ltd.
(a)(b)
:
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.64%, 07/15/30 .... 1,500 1,501,118
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.14%, 07/15/30 .... 1,000 999,996
Atlas Senior Loan Fund VII Ltd.
(a)(b)
:
Series 2016-7A, Class A1R, (LIBOR USD 3
Month + 1.28%), 1.51%, 11/27/31 .... 5,714 5,714,655
Series 2016-7A, Class A2R, (LIBOR USD 3
Month + 1.55%), 1.78%, 11/27/31 .... 5,500 5,505,819
Series 2016-7A, Class B1R, (LIBOR USD 3
Month + 1.80%), 2.03%, 11/27/31 .... 1,700 1,700,458
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.32%, 07/26/31
(a)(b)
.......... 2,000 1,999,969
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.40%, 10/24/31
(a)(b)
.......... 1,700 1,700,337
Atrium IX, Series 9A, Class AR, (LIBOR USD 3
Month + 1.24%), 1.46%, 05/28/30
(a)(b)
.... 13,500 13,511,813
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 256,450
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.17%, 08/23/30
(a)(b)
1,000 999,997
Atrium XV
(a)(b)
:
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.97%, 01/23/31 ......... 1,000 1,000,077
Series 15A, Class C, (LIBOR USD 3 Month
+ 2.20%), 2.42%, 01/23/31 ......... 500 499,999
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.22%, 01/23/31 ......... 500 484,870
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)
...................... EUR 670 755,777
Bain Capital Credit CLO Ltd., Series 2019-1A,
Class A1A, (LIBOR USD 3 Month + 1.38%),
1.60%, 04/18/32
(a)(b)
................ USD 4,500 4,502,537
Ballyrock CLO Ltd.
(a)(b)
:
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.55%), 2.76%, 10/20/31 .... 1,000 1,003,739
Series 2020-2A, Class C, (LIBOR USD 3
Month + 3.77%), 3.98%, 10/20/31 .... 1,000 1,003,965
Battalion CLO XIV Ltd., Series 2019-14A, Class
D, (LIBOR USD 3 Month + 3.95%), 4.17%,
04/20/32
(a)(b)
..................... 2,500 2,508,750
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.37%, 01/25/35 .... 954 954,428
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.30%, 09/25/36 .... 897 864,072
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.29%, 01/25/37 ... 1,180 1,151,640
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.27%, 03/25/37 .... 3,245 3,057,651

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.27%, 03/25/37 .... USD 4,837 $ 4,480,155
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.27%, 04/25/37 .... 5,911 6,751,220
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.86%, 04/25/34
(a)
..... 3,006 3,029,189
Benefit Street Partners CLO IV Ltd.
(a)(b)
:
Series 2014-IVA, Class A1RR, (LIBOR USD
3 Month + 1.25%), 1.47%, 01/20/29 ... 8,732 8,736,329
Series 2014-IVA, Class BRR, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/20/29 .... 2,000 2,003,987
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.46%, 10/18/29
(a)(b)
......... 5,000 5,002,684
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.32%, 01/20/31
(a)(b)
......... 1,500 1,499,998
Benefit Street Partners CLO XIX Ltd.
(a)(b)
:
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.59%, 01/15/33 .... 7,000 7,013,989
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/33 .... 4,250 4,261,680
Benefit Street Partners CLO XV Ltd.
(a)(b)
:
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 07/18/31 .... 2,200 2,200,413
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/18/31 .... 1,000 999,998
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)
...................... EUR 550 645,665
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.40%, 10/22/30
(a)(b)
................ USD 980 980,538
Bowman Park CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.18%), 1.39%,
11/23/25
(a)(b)
..................... 278 277,594
Buckhorn Park CLO Ltd., Series 2019-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
2.77%, 01/18/31
(a)(b)
................ 1,250 1,251,635
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.27%, 10/15/25
(a)(b)
................ 249 248,725
Canyon Capital CLO Ltd., Series 2016-2A,
Class BR, (LIBOR USD 3 Month + 1.75%),
1.99%, 10/15/31
(a)(b)
................ 1,250 1,250,625
Canyon CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.50%), 2.72%,
01/15/34
(a)(b)
..................... 1,000 1,001,619
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)
...................... EUR 300 350,578
Carlyle C17 CLO Ltd.
(a)(b)
:
Series C17A, Class A1AR, (LIBOR USD 3
Month + 1.03%), 1.24%, 04/30/31 .... USD 8,000 8,000,004
Series C17A, Class BR, (LIBOR USD 3
Month + 1.85%), 2.06%, 04/30/31 .... 1,000 991,589
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (LIBOR USD 3
Month + 1.05%), 1.27%, 05/15/31
(a)(b)
.... 1,478 1,478,456
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.38%, 04/25/36
(a)
........... 2,876 2,483,746
CarVal CLO II Ltd.
(a)(b)
:
Series 2019-1A, Class AN, (LIBOR USD 3
Month + 1.48%), 1.70%, 04/20/32 .... 3,500 3,502,879
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.25%), 3.47%, 04/20/32 .... USD 2,500 $ 2,513,913
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.92%,
04/20/29
(a)(b)
..................... 1,000 999,882
CBAM Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 07/20/30 .... 1,000 1,000,562
Series 2017-2A, Class C1, (LIBOR USD 3
Month + 2.40%), 2.62%, 10/17/29 .... 1,000 1,000,821
Series 2018-5A, Class B1, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/17/31 .... 6,500 6,482,473
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.58%, 01/20/34 .... 4,000 4,020,084
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(d)
...... 6,371 3,256,943
Cedar Funding II CLO Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.23%),
1.46%, 06/09/30
(a)(b)
................ 3,600 3,600,921
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class AR, (LIBOR USD 3 Month + 1.23%),
1.45%, 07/23/30
(a)(b)
................ 8,375 8,379,538
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,108,700
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.32%, 07/17/31
(a)(b)
................ 1,750 1,749,998
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.31%, 10/20/28
(a)(b)
................ 3,500 3,499,996
Cedar Funding VIII CLO Ltd.
(a)(b)
:
Series 2017-8A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/17/30 .... 13,880 13,879,982
Series 2017-8A, Class D, (LIBOR USD 3
Month + 3.25%), 3.47%, 10/17/30 .... 1,895 1,891,243
Cedar Funding X CLO Ltd.
(a)(b)
:
Series 2019-10A, Class A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 .... 12,500 12,526,711
Series 2019-10A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 10/20/32 .... 2,000 2,005,541
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)
................. EUR 200 232,386
CIFC Funding Ltd.
(a)(b)
:
Series 2013-2A, Class A1LR, (LIBOR USD 3
Month + 1.21%), 1.44%, 10/18/30 .... USD 5,500 5,499,993
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.51%, 04/27/31 ... 1,700 1,704,231
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/24/30 .... 500 499,999
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.57%, 10/22/31 .... 1,000 1,001,574
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.35%, 10/17/30 .... 4,400 4,401,306
Series 2014-4RA, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 .... 1,000 1,000,708
Series 2014-4RA, Class B, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 .... 400 400,195
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/30 .... 1,750 1,715,438
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 07/20/30 .... 3,500 3,501,055
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/16/30 .... 500 498,571
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.62%, 04/18/31 .... 1,000 995,988

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class D, (LIBOR USD 3
Month + 2.65%), 2.87%, 04/18/31 .... USD 2,250 $ 2,200,855
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.37%, 10/17/31 .... 2,700 2,700,539
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/17/31 .... 1,000 1,000,620
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 04/17/30 .... 9,000 9,005,080
Series 2019-5A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.58%, 10/15/32 .... 12,500 12,525,848
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 01/16/33 .... 8,500 8,521,629
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 01/16/33 .... 1,150 1,158,018
Series 2020-1A, Class B, (LIBOR USD 3
Month + 2.30%), 2.54%, 07/15/32 .... 7,500 7,527,248
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.90%), 4.11%, 10/20/31 .... 1,500 1,504,772
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.60%, 08/25/36
(a)
..... 2,770 2,607,414
Clear Creek CLO
(a)(b)
:
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.42%, 10/20/30 .... 7,000 6,999,992
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.82%, 10/20/30 .... 3,000 2,992,530
Conseco Finance Corp.
(a)
:
Series 1996-5, Class M1, 8.05%, 07/15/27 . 804 813,166
Series 1997-7, Class M1, 7.03%, 07/15/28 . 3,089 3,171,204
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.47%, 07/25/37
(a)(b)
1,617 1,299,710
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-G, Class 2A, (LIBOR USD 1
Month + 0.15%), 0.28%, 10/15/36
(a)
..... 801 756,088
Deer Creek CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/30 .... 1,000 1,000,382
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 .... 1,000 999,998
Dewolf Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.21%), 1.45%,
10/15/30
(a)(b)
..................... 3,000 2,999,995
Dryden 50 Senior Loan Fund
(a)(b)
:
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.49%, 07/15/30 .... 1,000 1,000,555
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,809,176
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.97%,
01/16/32
(a)(b)
..................... 1,000 999,925
Dryden 86 CLO Ltd., Series 2020-86A, Class
A, (LIBOR USD 3 Month + 1.65%), 1.87%,
07/17/30
(a)(b)(c)
.................... 1,000 999,500
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.37%, 08/15/30
(a)(b)
.......... 1,500 1,499,823
Elm CLO Ltd., Series 2015-1A, Class CR2,
(LIBOR USD 3 Month + 1.90%), 2.12%,
04/20/29
(a)(b)
..................... 2,000 1,999,995
Elmwood CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.67%, 10/20/33 .... 2,500 2,517,416
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.62%, 10/20/33 .... 1,000 1,015,943
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd., Series 2019-2A, Class
B, (LIBOR USD 3 Month + 2.10%), 2.32%,
04/20/31
(a)(b)
..................... USD 10,500 $ 10,514,965
Elmwood CLO III Ltd., Series 2019-3A, Class
A1, (LIBOR USD 3 Month + 1.37%), 1.61%,
10/15/32
(a)(b)
..................... 13,000 13,030,029
Elmwood CLO IV Ltd.
(a)(b)
:
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 .... 1,250 1,248,194
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.39%, 04/15/33 .... 2,000 1,994,974
Elmwood CLO VI Ltd.
(a)(b)(c)
:
Series 2020-3A, Class A, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/31 .... 2,500 2,504,250
Series 2020-3A, Class D, (LIBOR USD 3
Month + 3.65%), 3.89%, 10/15/31 .... 1,000 1,002,300
First Franklin Mortgage Loan Trust
(a)
:
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.63%, 06/25/36 .... 1,450 1,249,779
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.12%), 0.25%, 10/25/36 .... 3,676 2,917,325
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.28%, 12/25/36 .... 3,582 3,329,833
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.69%, 01/25/36 ... 9,135 8,947,379
Flatiron CLO 17 Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 05/15/30 .... 3,000 3,002,065
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 0.00%, 05/15/30 .... 3,000 3,000,000
Flatiron CLO 19 Ltd.
(a)(b)
:
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.32%), 1.54%, 11/16/32 .... 3,000 3,006,748
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.70%), 2.92%, 11/16/32 .... 1,500 1,510,817
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.90%), 4.12%, 11/16/32 .... 3,500 3,511,959
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 4.04%,
11/20/33
(a)(b)
..................... 1,000 1,005,164
Galaxy XIX CLO Ltd., Series 2015-19A, Class
A1R, (LIBOR USD 3 Month + 1.22%),
1.44%, 07/24/30
(a)(b)
................ 8,578 8,582,614
Galaxy XV CLO Ltd., Series 2013-15A, Class
AR, (LIBOR USD 3 Month + 1.20%), 1.44%,
10/15/30
(a)(b)
..................... 2,500 2,500,792
Galaxy XX CLO Ltd.
(a)(b)
:
Series 2015-20A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/20/31 .... 1,000 986,511
Series 2015-20A, Class D1R, (LIBOR USD 3
Month + 2.60%), 2.82%, 04/20/31 .... 1,800 1,760,437
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.94%,
01/15/31
(a)(b)
..................... 500 491,290
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.24%,
05/16/31
(a)(b)
..................... 3,000 3,000,006
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
..................... 2,250 2,250,355
GoldenTree Loan Management US CLO 3
Ltd.
(a)(b)
:
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.52%, 04/20/30 .... 2,000 1,999,997
Series 2018-3A, Class C, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/20/30 .... 500 499,999

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 5 Ltd.,
Series 2019-5A, Class A, (LIBOR USD 3
Month + 1.30%), 1.52%, 10/20/32
(a)(b)
.... USD 7,000 $ 7,010,184
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
:
Series 2014-9A, Class AR2, (LIBOR USD 3
Month + 1.11%), 1.32%, 10/29/29 .... 6,500 6,500,000
Series 2014-9A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.81%, 10/29/29 .... 900 900,784
GoldenTree Loan Opportunities X Ltd.
(a)(b)
:
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.34%, 07/20/31 .... 3,300 3,302,820
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.32%, 07/20/31 .... 1,000 1,000,565
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (LIBOR USD 3 Month
+ 1.07%), 1.29%, 01/18/31
(a)(b)
......... 2,188 2,187,793
Greene King Finance plc
(a)
:
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.84%, 12/15/34 ................ GBP 100 102,761
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.12%, 03/15/36 ................ 100 109,612
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 6,430 5,696,652
Grippen Park CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.26%), 1.48%, 01/20/30 .... 5,900 5,905,907
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.30%), 2.52%, 01/20/30 .... 1,000 1,001,432
GSAA Home Equity Trust:
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.83%, 12/25/35
(a)
... 1,025 440,419
Series 2006-4, Class 1A1, 3.20%,
03/25/36
(a)
.................... 3,573 2,882,009
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.49%, 03/25/36
(a)
... 4,137 1,930,937
Series 2006-18, Class AF6, 5.68%,
11/25/36
(d)
.................... 3,739 1,409,196
GSAMP Trust
(a)
:
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.27%, 11/25/36 .... 7,899 4,797,326
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.37%, 08/25/36 .... 1,886 1,640,330
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.32%, 07/28/31
(a)(b)
................ 1,000 1,000,000
Gulf Stream Meridian 1 Ltd.
(a)(b)
:
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.61%, 04/15/33 .... 7,500 7,520,434
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.24%, 04/15/33 .... 2,000 2,002,181
Halsey Point CLO I Ltd.
(a)(b)
:
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.57%, 01/20/33 .... 5,000 5,010,034
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.42%, 01/20/33 .... 2,500 2,508,584
Halseypoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 2.08%,
07/20/31
(a)(b)
..................... 1,600 1,614,226
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.63%, 11/30/32
(a)(b)
................ 4,000 4,018,317
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)
...................... EUR 235 275,011
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)
...................... EUR 118 $ 138,461
Henley CLO IV DAC, Series 4X, Class E,
0.00%, 04/25/34
(a)
................. 300 354,963
Highbridge Loan Management Ltd.
(a)(b)
:
Series 12A-18, Class B, (LIBOR USD 3
Month + 1.85%), 2.07%, 07/18/31 .... USD 1,000 997,054
Series 6A-2015, Class BR, (LIBOR USD 3
Month + 1.75%), 1.97%, 02/05/31 .... 1,100 1,090,895
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.17%, 07/20/30
(a)(b)
................ 1,000 999,997
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)
...................... EUR 274 329,613
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)
...................... 200 231,788
Invitation Homes Trust
(a)(b)
:
Series 2018-SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.13%, 07/17/37 .... USD 5,481 5,500,610
Series 2018-SFR3, Class E, (LIBOR USD 1
Month + 2.00%), 2.13%, 07/17/37 .... 3,033 3,041,291
Series 2018-SFR4, Class A, (LIBOR USD 1
Month + 1.10%), 1.23%, 01/17/38 .... 2,880 2,903,042
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.93%, 07/25/36
(a)
.......... 2,975 2,889,836
Kayne CLO 5 Ltd.
(a)(b)
:
Series 2019-5A, Class B1, (LIBOR USD 3
Month + 2.00%), 2.22%, 07/24/32 .... 3,000 3,007,742
Series 2019-5A, Class D, (LIBOR USD 3
Month + 3.80%), 4.02%, 07/24/32 .... 1,300 1,301,870
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.64%,
01/15/34
(a)(b)
..................... 1,250 1,259,884
Kayne CLO II Ltd.
(a)(b)
:
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.24%), 1.48%, 10/15/31 .... 5,375 5,380,988
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 0.00%, 10/15/31 .... 5,375 5,375,000
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.90%), 2.14%, 10/15/31 .... 4,250 4,287,787
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 0.00%, 10/15/31 .... 5,000 5,000,000
Kayne CLO III Ltd.
(a)(b)
:
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.72%, 04/15/32 .... 15,500 15,577,277
Series 2019-3A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.29%, 04/15/32 .... 4,000 4,003,938
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 1.26%, 10/20/27
(a)(b)
1,243 1,243,621
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.87%, 07/20/30
(a)(b)
350 348,387
Long Beach Mortgage Loan Trust
(a)
:
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.65%, 08/25/45 .... 2,307 2,235,595
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.43%, 05/25/36 .... 26,810 18,255,041
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.28%, 07/25/36 .... 6,629 3,402,749
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.29%, 08/25/36 .... 7,834 5,116,570
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.29%, 11/25/36 .... 4,287 1,815,385

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.35%, 11/25/36 .... USD 4,113 $ 1,764,062
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.73%, 01/25/36 ... 1,943 1,754,314
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.84%,
01/15/33
(a)(b)
..................... 2,250 2,251,528
Madison Park Funding XV Ltd., Series 2014-
15A, Class B1R, (LIBOR USD 3 Month +
2.20%), 2.41%, 01/27/26
(a)(b)
.......... 1,450 1,449,999
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.41%, 10/21/30
(a)(b)
.......... 12,250 12,274,201
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.21%, 07/27/30
(a)(b)
.......... 1,315 1,291,373
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.40%, 04/25/29
(a)(b)
.......... 2,500 2,499,999
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.41%, 07/29/30
(a)(b)
.......... 3,500 3,508,619
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 04/20/30
(a)(b)
.......... 1,000 971,165
Madison Park Funding XXXI Ltd.
(a)(b)
:
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 01/23/31 .... 600 600,654
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.22%, 01/23/31 .... 750 749,998
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.72%, 12/18/30
(a)(b)
................ 1,500 1,480,453
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)
...................... EUR 100 118,485
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.65%, 06/25/36
(a)(b)
......... USD 2,717 2,524,087
Milos CLO Ltd., Series 2017-1A, Class AR,
(LIBOR USD 3 Month + 1.07%), 1.29%,
10/20/30
(a)(b)
..................... 2,300 2,299,998
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(d)
.. 679 269,174
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 1.47%,
10/20/30
(a)(b)
..................... 6,250 6,249,993
Neuberger Berman CLO XVIII Ltd.
(a)(b)
:
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/21/30 .... 1,500 1,500,895
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.22%, 10/21/30 .... 1,250 1,212,483
Neuberger Berman CLO XXII Ltd.
(a)(b)
:
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/17/30 .... 800 799,998
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/30 .... 1,000 1,000,631
Neuberger Berman CLO XXIII Ltd.
(a)(b)
:
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/17/27 .... 3,400 3,401,537
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.12%, 10/17/27 .... 1,100 1,106,495
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
:
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30 .... 14,850 14,852,263
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-26A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 10/18/30 .... USD 1,500 $ 1,494,280
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/19/31
(a)(b)
.... 500 499,963
Neuberger Berman Loan Advisers CLO 32 Ltd.,
Series 2019-32A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/19/32
(a)(b)
.... 1,000 1,002,471
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.82%, 01/20/33
(a)(b)
.... 665 669,917
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 07/20/31
(a)(b)
.... 1,563 1,566,249
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 0.00%, 04/15/33
(a)(b)
.... 1,000 1,000,000
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.84%, 01/15/30
(a)(b)
.... 1,000 968,452
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.31%, 12/21/29
(a)(b)
................ 4,750 4,751,237
Oak Hill Credit Partners X-R Ltd.
(a)(b)
:
Series 2014-10RA, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 12/12/30 .... 2,150 2,152,102
Series 2014-10RA, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 12/12/30 .... 1,300 1,300,807
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
798 823,069
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,767 3,582,203
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
391 287,813
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
46 48,685
OCP CLO Ltd.
(a)(b)
:
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.12%, 04/26/31 .... 3,100 3,069,005
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.49%, 10/17/30 .... 10,800 10,805,108
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.95%, 10/17/30 .... 7,500 7,499,983
Series 2014-6A, Class BR, (LIBOR USD 3
Month + 2.15%), 2.38%, 10/17/30 .... 2,700 2,701,434
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.94%, 07/15/27 .... 2,000 1,990,032
Series 2015-10A, Class CR, (LIBOR USD 3
Month + 2.60%), 2.82%, 10/26/27 .... 1,000 997,533
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.49%, 10/26/30 ... 1,000 1,000,582
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.22%, 10/18/28 .... 1,000 997,774
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/20/31 .... 1,000 1,000,059
Series 2019-17A, Class C1, (LIBOR USD 3
Month + 2.55%), 2.77%, 07/20/32 .... 2,500 2,505,418
Series 2019-17A, Class D, (LIBOR USD 3
Month + 3.95%), 4.17%, 07/20/32 .... 1,500 1,502,182
Series 2020-18A, Class A, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/20/30 .... 2,750 2,765,210
Series 2020-19A, Class A1, (LIBOR USD 3
Month + 1.75%), 1.97%, 07/20/31 .... 1,000 1,003,007
OCP Euro CLO DAC
(a)
:
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 351,187
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 227,125

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3X, Class E, (EURIBOR 3
Month + 5.75%), 5.75%, 04/20/30 .... EUR 400 $ 480,557
Octagon Investment Partners 26 Ltd.
(a)
:
Series 2016-1, Class AR, (LIBOR USD 3
Month + 2.85%), 3.09%, 04/20/31 .... USD 1,250 1,235,432
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30
(b)
... 6,000 6,006,860
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.34%, 07/15/30
(a)(b)
.......... 1,500 1,500,866
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.47%, 10/24/30
(a)(b)
......... 4,000 4,002,382
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.32%, 01/24/33
(a)(b)
.......... 1,532 1,530,233
Octagon Investment Partners 30 Ltd.
(a)(b)
:
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 03/17/30 .... 2,625 2,626,857
Series 2017-1A, Class C, (LIBOR USD 3
Month + 3.50%), 3.72%, 03/17/30 .... 750 750,325
Octagon Investment Partners 31 LLC, Series
2017-1A, Class D, (LIBOR USD 3 Month +
3.70%), 3.92%, 07/20/30
(a)(b)
.......... 1,250 1,249,859
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.62%, 01/20/30
(a)(b)
.......... 2,000 1,974,467
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.82%, 01/20/31
(a)(b)
.......... 1,000 971,980
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (LIBOR USD 3 Month +
1.75%), 1.97%, 07/25/30
(a)(b)
.......... 5,250 5,204,123
Octagon Investment Partners 42 Ltd., Series
2019-3A, Class B1, (LIBOR USD 3 Month +
1.95%), 2.19%, 04/15/31
(a)(b)
.......... 1,500 1,501,854
Octagon Investment Partners XXI Ltd., Series
2014-1A, Class A2RR, (LIBOR USD 3 Month
+ 1.90%), 2.12%, 02/14/31
(a)(b)
......... 2,500 2,500,860
Octagon Loan Funding Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.40%, 11/18/31 .... 13,212 13,212,661
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.92%, 11/18/31 .... 1,500 1,500,172
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 11/18/31 .... 1,000 999,993
OHA Credit Funding 3 Ltd.
(a)(b)
:
Series 2019-3A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.54%, 07/20/32 .... 8,000 8,011,887
Series 2019-3A, Class D, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/32 .... 2,500 2,501,748
OHA Credit Funding 4 Ltd.
(a)(b)
:
Series 2019-4A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.55%, 10/22/32 .... 11,500 11,522,741
Series 2019-4A, Class C, (LIBOR USD 3
Month + 2.65%), 2.87%, 10/22/32 .... 2,000 2,012,721
Series 2019-4A, Class D, (LIBOR USD 3
Month + 3.75%), 3.97%, 10/22/32 .... 2,000 2,002,012
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.17%, 01/20/32
(a)(b)
................ 400 396,002
OHA Credit Partners XII Ltd., Series 2015-12A,
Class DR, (LIBOR USD 3 Month + 2.90%),
3.12%, 07/23/30
(a)(b)
................ 1,000 990,019
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd.
(a)(b)
:
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 1.72%, 01/21/30 .... USD 1,000 $ 1,001,027
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 2.02%, 01/21/30 .... 2,000 1,960,008
OHA Loan Funding Ltd.
(a)(b)
:
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/15/32 .... 23,875 23,969,163
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.87%, 11/15/32 .... 500 503,237
Series 2015-1A, Class DR2, (LIBOR USD 3
Month + 4.00%), 4.22%, 11/15/32 .... 1,500 1,506,516
OZLM VI Ltd., Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%), 1.97%,
04/17/31
(a)(b)
..................... 1,400 1,402,776
OZLM XIV Ltd., Series 2015-14A, Class A1AR,
(LIBOR USD 3 Month + 1.16%), 1.40%,
01/15/29
(a)(b)
..................... 7,000 6,999,989
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.46%,
11/22/30
(a)(b)
..................... 10,000 9,999,983
OZLME BV, Series 1X, Class ER, (EURIBOR 3
Month + 5.90%), 5.90%, 01/18/30
(a)
..... EUR 238 283,884
OZLME II DAC, Series 2X, Class E, (EURIBOR
3 Month + 4.90%), 4.90%, 10/15/30
(a)
.... 148 173,226
Palmer Square CLO Ltd.
(a)(b)
:
Series 2013-2A, Class A2RR, (LIBOR USD
3 Month + 1.75%), 1.97%, 10/17/31 ... USD 1,350 1,351,493
Series 2013-2A, Class AARR, (LIBOR USD
3 Month + 1.20%), 1.42%, 10/17/31 ... 500 499,999
Series 2013-2A, Class BRR, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/17/31 .... 1,300 1,300,764
Series 2013-2A, Class CRR, (LIBOR USD 3
Month + 3.20%), 3.42%, 10/17/31 .... 1,800 1,799,768
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.87%, 01/17/31 .... 500 499,260
Series 2015-1A, Class CR2, (LIBOR USD 3
Month + 3.15%), 3.36%, 05/21/29 .... 4,100 4,079,507
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/20/30 .... 8,000 7,999,992
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.97%, 07/20/30 .... 1,400 1,377,570
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.67%, 04/18/31 .... 10,000 9,999,983
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/18/31 .... 2,000 1,983,413
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 1.32%, 07/16/31 .... 8,000 8,009,584
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 07/16/31 .... 1,000 1,000,557
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.56%, 11/14/32 .... 7,000 7,016,311
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.07%, 11/14/32 .... 7,000 7,062,245
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.65%), 2.87%, 11/14/32 .... 2,500 2,516,088
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.75%), 3.97%, 11/14/32 .... 1,500 1,503,149
Series 2020-1A, Class A2, (LIBOR USD 3
Month + 2.64%), 2.86%, 04/20/29
(c)
... 3,500 3,519,250
Palmer Square Loan Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 04/20/27 .... 7,500 7,502,519
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.37%, 04/20/27 .... 5,000 4,996,279

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class A2, (LIBOR USD 3
Month + 1.60%), 1.82%, 08/20/27 .... USD 2,500 $ 2,495,573
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.47%, 04/20/28 .... 2,000 2,000,879
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
:
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 2.01%, 08/23/31 .... 2,600 2,600,697
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.50%, 10/20/31 .... 2,000 1,999,997
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.07%, 05/15/32 .... 2,500 2,502,216
Progress Residential Trust
(b)
:
Series 2018-SFR3, Class F, 5.37%,
10/17/35 ..................... 27,477 28,040,213
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,440,460
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,083,434
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,813,122
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,620,596
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,560,427
Race Point IX CLO Ltd., Series 2015-9A, Class
A1AR, (LIBOR USD 3 Month + 1.21%),
1.45%, 10/15/30
(a)(b)
................ 12,434 12,442,599
Regata XII Funding Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.32%), 1.56%, 10/15/32 .... 21,000 21,040,696
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.75%), 3.99%, 10/15/32 .... 1,000 1,003,766
Regatta Funding LP
(a)(b)
:
Series 2013-2A, Class A2R2, (LIBOR USD 3
Month + 1.85%), 2.09%, 01/15/29 .... 2,500 2,502,455
Series 2013-2A, Class BR2, (LIBOR USD 3
Month + 2.70%), 2.94%, 01/15/29 .... 5,000 5,008,897
Series 2013-2A, Class CR2, (LIBOR USD 3
Month + 3.70%), 3.94%, 01/15/29 .... 4,500 4,499,943
Regatta IX Funding Ltd.
(a)(b)
:
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 04/17/30 .... 10,000 10,012,324
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.67%, 04/17/30 .... 1,000 1,001,011
Regatta VI Funding Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.05%), 2.27%,
07/20/28
(a)(b)
..................... 1,000 1,000,393
Regatta VII Funding Ltd.
(a)(b)
:
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.24%, 12/20/28 .... 750 749,994
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 2.99%, 12/20/28 .... 1,000 998,564
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
................ 3,500 3,499,995
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 2.02%,
01/17/31
(a)(b)
..................... 1,500 1,491,400
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.34%, 07/15/31
(a)(b)
................ 1,250 1,250,716
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.52%, 10/25/31
(a)(b)
................ 1,000 999,868
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd.
(a)(b)
:
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.29%, 01/15/33 .... USD 6,700 $ 6,722,882
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.14%, 01/15/33 .... 1,000 1,004,141
Riserva CLO Ltd., Series 2016-3A, Class DR,
(LIBOR USD 3 Month + 3.45%), 3.67%,
10/18/28
(a)(b)
..................... 1,500 1,499,988
Rockford Tower CLO Ltd.
(a)(b)
:
Series 2018-1A, Class A, (LIBOR USD 3
Month + 1.10%), 1.32%, 05/20/31 .... 7,000 7,002,555
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.94%, 05/20/31 .... 1,000 1,000,524
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.38%, 10/20/31 .... 3,500 3,500,696
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 10/20/31 .... 1,125 1,126,103
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.42%, 10/20/31 .... 700 700,412
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/31 .... 1,600 1,599,794
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.75%), 1.97%, 04/20/32 .... 3,000 3,003,227
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.05%), 2.27%, 04/20/32 .... 3,000 3,004,593
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.75%), 2.97%, 04/20/32 .... 2,500 2,503,999
Series 2019-1A, Class D, (LIBOR USD 3
Month + 3.85%), 4.07%, 04/20/32 .... 2,000 2,002,285
Series 2019-2A, Class A, (LIBOR USD 3
Month + 1.33%), 1.55%, 08/20/32 .... 6,500 6,506,834
Series 2019-2A, Class C, (LIBOR USD 3
Month + 2.50%), 2.72%, 08/20/32 .... 1,000 1,002,715
Rockford Tower Europe CLO DAC, Series
2018-1X, Class E, (EURIBOR 3 Month +
5.36%), 5.36%, 12/20/31
(a)
........... EUR 300 351,568
RR 5 Ltd.
(a)(b)
:
Series 2018-5A, Class B, (LIBOR USD 3
Month + 2.25%), 2.49%, 10/15/31 .... USD 1,250 1,250,757
Series 2018-5A, Class C, (LIBOR USD 3
Month + 3.10%), 3.34%, 10/15/31 .... 1,200 1,196,503
RR 6 Ltd., Series 2019-6A, Class A1A, (LIBOR
USD 3 Month + 1.25%), 1.49%, 04/15/30
(a)(b)
11,500 11,511,019
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.59%, 01/15/33
(a)(b)
3,700 3,710,868
Signal Peak CLO Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.17%), 1.39%, 01/17/29 .... 1,900 1,899,998
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.35%), 2.57%, 01/17/29 .... 2,250 2,249,991
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.71%, 04/30/32 .... 5,000 5,005,164
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.21%, 04/30/32 .... 5,000 5,003,139
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
0.00%, 01/20/34
(a)(b)
................ 8,500 8,500,000
Sound Point CLO II Ltd., Series 2013-1A,
Class A1R, (LIBOR USD 3 Month + 1.07%),
1.29%, 01/26/31
(a)(b)
................ 3,400 3,399,929
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.40%, 10/26/31
(a)(b)
................ 6,600 6,601,346
Sound Point CLO XXII Ltd., Series 2019-1A,
Class A, (LIBOR USD 3 Month + 1.37%),
1.59%, 01/20/32
(a)(b)
................ 4,000 4,016,290

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.53%, 01/25/32
(a)(b)
................ USD 1,500 $ 1,499,994
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (LIBOR USD 3 Month + 1.15%),
1.37%, 04/18/31
(a)(b)
................ 6,000 6,001,104
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.84%,
01/15/30
(a)(b)
..................... 1,700 1,658,743
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
:
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.45%, 10/25/36 .... 7,327 5,813,586
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.36%, 01/25/37
(b)
.. 1,793 1,250,120
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.97%, 01/16/32
(a)(b)
................ 2,750 2,750,000
Symphony CLO XXI Ltd., Series 2019-21A,
Class D, (LIBOR USD 3 Month + 3.65%),
3.89%, 07/15/32
(a)(b)
................ 750 749,991
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.22%, 01/20/29
(a)(b)
................ 575 575,000
TCW CLO AMR Ltd.
(a)(b)
:
Series 2019-1A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 02/15/29 .... 4,000 3,999,983
Series 2019-1A, Class C, (LIBOR USD 3
Month + 2.05%), 2.27%, 02/15/29 .... 3,500 3,418,607
TCW CLO Ltd.
(a)(b)
:
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.26%, 07/29/29 .... 5,700 5,700,000
Series 2017-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/29/29 .... 6,250 6,218,714
TIAA CLO III Ltd., Series 2017-2A, Class A,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/16/31
(a)(b)
..................... 10,000 10,001,694
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.92%,
01/20/32
(a)(b)
..................... 1,000 999,998
TICP CLO IX Ltd.
(a)(b)
:
Series 2017-9A, Class A, (LIBOR USD 3
Month + 1.14%), 1.36%, 01/20/31 .... 4,750 4,749,995
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.82%, 01/20/31 .... 1,000 1,000,049
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.37%,
07/17/31
(a)(b)
..................... 2,500 2,498,114
TICP CLO VI Ltd.
(a)(b)
:
Series 2016-6A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.44%, 01/15/29 .... 20,900 20,917,055
Series 2016-6A, Class CR, (LIBOR USD 3
Month + 2.30%), 2.54%, 01/15/29 .... 500 500,422
TICP CLO VII Ltd.
(a)(b)
:
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.94%, 04/15/33 .... 2,000 1,999,994
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.39%, 04/15/33 .... 5,500 5,511,979
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.44%, 04/15/33 .... 4,000 3,999,961
TICP CLO VIII Ltd.
(a)(b)
:
Series 2017-8A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/20/30 .... 3,000 2,974,466
Series 2017-8A, Class C, (LIBOR USD 3
Month + 3.10%), 3.32%, 10/20/30 .... 1,000 999,879
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
(a)(b)
:
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.40%, 10/20/31 .... USD 8,545 $ 8,546,697
Series 2018-11A, Class C, (LIBOR USD 3
Month + 2.15%), 2.37%, 10/20/31 .... 3,500 3,502,142
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.27%, 10/20/31 .... 1,100 1,099,854
TICP CLO XII Ltd.
(a)(b)
:
Series 2018-12A, Class A, (LIBOR USD 3
Month + 1.11%), 1.35%, 01/15/31 .... 7,800 7,809,996
Series 2018-12A, Class C, (LIBOR USD 3
Month + 2.00%), 2.24%, 01/15/31 .... 500 499,998
Series 2018-12A, Class D, (LIBOR USD 3
Month + 2.80%), 3.04%, 01/15/31 .... 1,000 988,913
TICP CLO XIII Ltd.
(a)(b)
:
Series 2019-13A, Class B, (LIBOR USD 3
Month + 1.85%), 2.09%, 07/15/32 .... 2,250 2,252,126
Series 2019-13A, Class C, (LIBOR USD 3
Month + 2.50%), 2.74%, 07/15/32 .... 1,000 1,001,034
Series 2019-13A, Class D, (LIBOR USD 3
Month + 3.45%), 3.69%, 07/15/32 .... 1,000 999,880
TICP CLO XIV Ltd.
(a)(b)
:
Series 2019-14A, Class A1A, (LIBOR USD 3
Month + 1.34%), 1.56%, 10/20/32 .... 7,000 7,015,103
Series 2019-14A, Class B, (LIBOR USD 3
Month + 2.70%), 2.92%, 10/20/32 .... 3,250 3,270,737
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.87%, 10/20/28
(a)(b)
................ 1,000 994,292
Tricon American Homes Trust, Series 2019-
SFR1, Class E, 3.40%, 03/17/38
(b)
...... 7,000 7,227,892
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.12%,
04/20/31
(a)(b)
..................... 1,500 1,484,969
Voya CLO Ltd.
(a)(b)
:
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.12%, 04/18/31 .... 1,000 999,997
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.32%, 07/14/31 .... 500 499,998
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.41%, 10/18/31 .... 500 500,097
Series 2017-3A, Class C, (LIBOR USD 3
Month + 3.55%), 3.77%, 07/20/30 .... 900 898,715
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.27%, 07/25/37
(a)(b)
2,495 2,369,477
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.29%,
10/25/36
(a)
...................... 16,558 13,757,028
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/20/30
(a)(b)
................ 3,800 3,802,706
Westcott Park CLO Ltd., Series 2016-1A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.47%,
07/20/28
(a)(b)
..................... 500 500,221
York CLO 1 Ltd.
(a)(b)
:
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.12%), 1.34%, 10/22/29 .... 9,800 9,799,992
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.65%), 1.87%, 10/22/29 .... 2,100 2,084,401
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.10%), 2.32%, 10/22/29 .... 1,800 1,799,996
Series 2014-1A, Class DRR, (LIBOR USD 3
Month + 3.01%), 3.23%, 10/22/29 .... 2,800 2,785,944

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.37%,
01/22/31
(a)(b)
..................... USD 7,660 $ 7,666,726
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.82%,
10/20/29
(a)(b)
..................... 2,000 2,000,951
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.59%,
01/22/33
(a)(b)
..................... 3,000 3,006,706
York CLO-8 Ltd., Series 2020-1A, Class D1,
(LIBOR USD 3 Month + 4.50%), 4.67%,
04/20/32
(a)(b)
..................... 2,160 2,175,201
Total Asset-Backed Securities — 9.1%
(Cost: $1,568,877,252) ............................ 1,567,258,108
Shares
Shares
Common Stocks — 21.6%
Aerospace & Defense — 0.3%
BAE Systems plc .................... 2,991,168 18,873,446
Boeing Co. (The) .................... 5,746 1,115,816
General Dynamics Corp. ............... 2,495 365,966
Howmet Aerospace, Inc. ............... 4,186 102,892
Huntington Ingalls Industries, Inc. ......... 447 70,326
L3Harris Technologies, Inc. ............. 2,268 388,985
Lockheed Martin Corp. ................ 68,461 22,032,119
Northrop Grumman Corp. .............. 1,665 477,206
Raytheon Technologies Corp. ........... 153,207 10,223,503
Singapore Technologies Engineering Ltd.
(e)
.. 134,200 374,161
Teledyne Technologies, Inc.
(f)
............ 409 146,017
Textron, Inc. ....................... 2,487 112,562
TransDigm Group, Inc.
(f)
............... 592 327,542
54,610,541
Air Freight & Logistics — 0.1%
Blue Dart Express Ltd.
(f)
............... 2,247 122,262
CH Robinson Worldwide, Inc. ........... 1,463 125,174
Deutsche Post AG (Registered) .......... 122,376 6,044,775
DSV Panalpina A/S .................. 38,207 5,961,260
Expeditors International of Washington, Inc. .. 52,668 4,714,839
FedEx Corp. ....................... 2,640 621,298
SF Holding Co. Ltd., Class A ............ 27,371 418,861
Sinotrans Ltd., Class H ................ 233,000 78,223
United Parcel Service, Inc., Class B ....... 7,732 1,198,460
Yunda Holding Co. Ltd., Class A .......... 40,400 105,888
ZTO Express Cayman, Inc., ADR ......... 12,103 400,367
19,791,407
Airlines — 0.1%
Alaska Air Group, Inc. ................. 1,332 65,042
American Airlines Group, Inc. ............ 6,643 114,060
Copa Holdings SA, Class A ............. 113,239 8,761,301
Delta Air Lines, Inc. .................. 7,174 272,325
InterGlobe Aviation Ltd.
(b)(f)
.............. 333,846 7,072,956
Southwest Airlines Co. ................ 6,475 284,512
United Airlines Holdings, Inc.
(f)
........... 3,128 125,089
16,695,285
Auto Components — 0.0%
Aptiv plc .......................... 9,296 1,241,946
Autoliv, Inc. ........................ 2,751 244,041
BorgWarner, Inc. .................... 50,629 2,125,912
Cheng Shin Rubber Industry Co. Ltd. ...... 181,000 257,677
Magna International, Inc. ............... 25,029 1,762,746
5,632,322
Security
Shares
Shares Value
Automobiles — 0.2%
Astra International Tbk. PT ............. 19,788,800 $ 8,575,070
BYD Co. Ltd., Class A ................. 2,400 91,094
BYD Co. Ltd., Class H ................ 14,000 422,851
Ford Motor Co.
(f)
.................... 42,523 447,767
Geely Automobile Holdings Ltd. .......... 22,000 79,745
General Motors Co. .................. 13,932 706,074
Honda Motor Co. Ltd. ................. 6,400 169,003
Maruti Suzuki India Ltd. ............... 97,841 9,643,908
NIO, Inc., ADR
(f)
..................... 1,453 82,821
Subaru Corp. ...................... 11,900 228,602
Tesla, Inc.
(f)
........................ 9,933 7,882,133
Toyota Motor Corp. .................. 8,800 617,195
28,946,263
Banks — 1.3%
Abu Dhabi Commercial Bank PJSC ....... 110,017 192,313
Agricultural Bank of China Ltd., Class A ..... 1,044,800 509,816
Agricultural Bank of China Ltd., Class H ..... 6,016,000 2,169,255
Al Rajhi Bank ...................... 131,850 2,561,747
Alinma Bank
(f)
...................... 33,860 147,355
AMMB Holdings Bhd. ................. 385,500 293,093
Arab National Bank .................. 45,139 244,238
Axis Bank Ltd.
(f)
..................... 1,363,698 12,358,242
Banco Santander SA ................. 4,041 11,795
Bandhan Bank Ltd.
(b)(f)
................. 2,076,249 8,781,417
Bank AlBilad ....................... 58,494 432,227
Bank Al-Jazira ...................... 95,620 344,695
Bank Hapoalim BM
(f)
.................. 16,029 112,798
Bank Mandiri Persero Tbk. PT ........... 35,022,700 16,385,400
Bank of America Corp. ................ 82,925 2,458,726
Bank of China Ltd., Class H ............. 10,723,000 3,629,565
Bank of Communications Co. Ltd., Class A ... 411,300 284,190
Bank of Communications Co. Ltd., Class H .. 1,748,000 945,197
Bank of Montreal .................... 4,238 315,244
Bank of Nova Scotia (The) .............. 32,377 1,726,773
Bank of Shanghai Co. Ltd., Class A ........ 198,100 248,662
Banque Saudi Fransi ................. 34,860 312,172
BDO Unibank, Inc. ................... 125,860 262,809
BNP Paribas SA
(f)
................... 70,325 3,372,484
BOC Hong Kong Holdings Ltd. ........... 862,000 2,570,488
Canadian Imperial Bank of Commerce ..... 41,002 3,494,348
China CITIC Bank Corp. Ltd., Class H ...... 2,027,000 897,921
China Construction Bank Corp., Class H .... 19,398,000 14,692,409
China Everbright Bank Co. Ltd., Class A .... 182,000 114,128
China Everbright Bank Co. Ltd., Class H .... 631,000 259,188
China Minsheng Banking Corp. Ltd., Class A . 443,500 351,085
China Minsheng Banking Corp. Ltd., Class H . 681,500 389,663
CIMB Group Holdings Bhd. ............. 1,011,600 958,728
Citigroup, Inc. ...................... 22,645 1,313,184
Citizens Financial Group, Inc. ........... 366,930 13,370,929
Comerica, Inc. ...................... 1,600 91,520
Commercial Bank PSQC (The) ........... 131,633 153,501
Commercial International Bank Egypt SAE ... 1,060,089 4,251,321
Credicorp Ltd. ...................... 19,738 2,967,214
Credit Bank of Moscow PJSC
(f)
........... 1,507,287 122,749
CTBC Financial Holding Co. Ltd. ......... 3,517,000 2,382,619
DBS Group Holdings Ltd. .............. 431,100 8,129,361
Dubai Islamic Bank PJSC .............. 485,428 662,988
E.Sun Financial Holding Co. Ltd. ......... 2,570,138 2,165,942
Erste Group Bank AG ................. 218,739 6,680,115
Fifth Third Bancorp .................. 8,026 232,192
FinecoBank Banca Fineco SpA
(f)
......... 416,737 6,480,175
First Abu Dhabi Bank PJSC ............. 338,025 1,378,908
First Financial Holding Co. Ltd. ........... 2,838,560 2,045,196
First Republic Bank .................. 1,921 278,526

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Banks (continued)
Grupo Financiero Banorte SAB de CV, Class
O
(f)
........................... 1,628,100 $ 8,109,128
Hang Seng Bank Ltd. ................. 8,100 146,078
HDFC Bank Ltd.
(f)
................... 24,808 473,426
HDFC Bank Ltd., ADR
(f)
............... 4,125 297,412
Hong Leong Bank Bhd. ................ 83,200 354,690
Hong Leong Financial Group Bhd. ........ 18,200 73,438
Hua Nan Financial Holdings Co. Ltd. ....... 937,000 573,828
Huaxia Bank Co. Ltd., Class A ........... 422,640 399,234
Huntington Bancshares, Inc. ............ 12,248 161,980
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 19,856,000 12,665,556
Industrial Bank Co. Ltd., Class A .......... 65,052 232,575
Japan Post Bank Co. Ltd. .............. 68,200 589,725
JPMorgan Chase & Co. ............... 33,109 4,260,135
KeyCorp .......................... 10,841 182,779
Komercni banka A/S
(f)
................. 31,878 967,562
Kotak Mahindra Bank Ltd.
(f)
............. 9,840 230,505
Kuwait Finance House KSCP ............ 595,073 1,405,946
Lloyds Banking Group plc .............. 797,216 357,737
M&T Bank Corp. .................... 66,739 8,840,915
Malayan Banking Bhd. ................ 2,928,800 5,649,017
Masraf Al Rayan QSC ................. 303,930 364,688
Mega Financial Holding Co. Ltd. .......... 1,956,000 1,964,517
Moneta Money Bank A/S
(b)(f)
............. 107,968 366,605
Nordea Bank Abp
(f)
................... 794,695 6,440,776
People's United Financial, Inc. ........... 4,768 65,131
PNC Financial Services Group, Inc. (The) ... 4,700 674,544
Postal Savings Bank of China Co. Ltd., Class
H
(b)
........................... 1,339,000 955,313
Public Bank Bhd. .................... 1,994,500 2,063,295
Qatar International Islamic Bank QSC ...... 93,964 228,609
Qatar Islamic Bank SAQ ............... 79,060 358,366
Qatar National Bank QPSC ............. 178,739 878,892
Regions Financial Corp. ............... 17,902 304,513
Resona Holdings, Inc. ................ 18,200 63,179
RHB Bank Bhd. ..................... 1,179,100 1,483,845
Royal Bank of Canada ................ 59,232 4,794,144
Samba Financial Group ............... 25,520 204,784
Sberbank of Russia PJSC, ADR .......... 554,698 7,589,366
Shanghai Pudong Development Bank Co. Ltd.,
Class A ........................ 96,000 148,031
SinoPac Financial Holdings Co. Ltd. ....... 386,000 150,900
Standard Chartered plc ................ 67,738 409,862
Sumitomo Mitsui Trust Holdings, Inc. ....... 16,800 502,618
SVB Financial Group
(f)
................ 586 256,539
Taishin Financial Holding Co. Ltd. ......... 947,961 422,611
Taiwan Cooperative Financial Holding Co. Ltd. 1,379,601 943,270
Toronto-Dominion Bank (The) ........... 37,888 2,146,913
Truist Financial Corp. ................. 33,452 1,605,027
United Overseas Bank Ltd. ............. 485,900 8,537,175
US Bancorp ....................... 21,661 928,174
Wells Fargo & Co. ................... 135,418 4,046,290
Zions Bancorp NA ................... 1,913 84,440
229,488,694
Beverages — 0.2%
Ambev SA ........................ 71,347 197,426
Ambev SA, ADR .................... 208,379 581,377
Arca Continental SAB de CV ............ 50,539 230,050
Brown-Forman Corp., Class B ........... 1,967 140,975
China Resources Beer Holdings Co. Ltd. .... 124,000 1,093,285
Coca-Cola Co. (The) ................. 333,030 16,035,394
Coca-Cola Femsa SAB de CV ........... 305,581 1,334,783
Constellation Brands, Inc., Class A ........ 1,814 382,627
Diageo plc ........................ 148,607 5,966,154
Security
Shares
Shares Value
Beverages (continued)
Fraser & Neave Holdings Bhd. ........... 11,000 $ 86,571
Heineken NV ...................... 53,941 5,625,641
Molson Coors Beverage Co., Class B ...... 84,716 4,249,355
Monster Beverage Corp.
(f)
.............. 4,059 352,443
PepsiCo, Inc. ...................... 15,026 2,052,101
Suntory Beverage & Food Ltd. ........... 10,900 380,762
38,708,944
Biotechnology — 0.2%
3SBio, Inc.
(b)(f)
...................... 202,000 187,780
AbbVie, Inc. ....................... 160,796 16,478,374
Alexion Pharmaceuticals, Inc.
(f)
........... 3,939 603,967
Amgen, Inc. ....................... 6,324 1,526,803
BeiGene Ltd., ADR
(f)
.................. 2,172 695,040
Biogen, Inc.
(f)
....................... 1,665 470,546
China Biologic Products Holdings, Inc.
(f)
..... 5,245 618,123
Gilead Sciences, Inc. ................. 94,833 6,221,045
Incyte Corp.
(f)
...................... 2,119 190,180
Jinyu Bio-Technology Co. Ltd., Class A ..... 53,600 188,822
Regeneron Pharmaceuticals, Inc.
(f)
........ 1,153 580,928
Vertex Pharmaceuticals, Inc.
(f)
........... 13,561 3,106,554
Zai Lab Ltd.
(f)
....................... 750 118,854
30,987,016
Building Products — 0.1%
Allegion plc ........................ 9,621 1,029,543
AO Smith Corp. ..................... 11,654 632,812
Carrier Global Corp. .................. 328,554 12,649,329
Fortune Brands Home & Security, Inc. ...... 1,512 130,410
Johnson Controls International plc ........ 7,882 392,681
Kingspan Group plc .................. 3,966 269,525
Lennox International, Inc. .............. 3,536 974,133
Masco Corp. ....................... 2,731 148,321
Trane Technologies plc ................ 2,610 374,143
Xinyi Glass Holdings Ltd. .............. 20,000 48,379
Zhejiang Weixing New Building Materials Co.
Ltd., Class A ..................... 22,000 72,361
16,721,637
Capital Markets — 0.1%
Ameriprise Financial, Inc. .............. 1,267 250,701
ASX Ltd. ......................... 2,319 126,715
Bank of New York Mellon Corp. (The) ...... 28,345 1,128,981
Bursa Malaysia Bhd. ................. 203,200 469,443
Cboe Global Markets, Inc. .............. 1,266 116,130
Charles Schwab Corp. (The) ............ 16,328 841,545
CME Group, Inc. .................... 3,970 721,508
Franklin Resources, Inc. ............... 3,563 93,671
Goldman Sachs Group, Inc. (The) ........ 3,791 1,028,005
Intercontinental Exchange, Inc. .......... 6,222 686,598
Invesco Ltd. ....................... 16,002 329,481
MarketAxess Holdings, Inc. ............. 426 230,364
Moody's Corp. ...................... 1,807 481,132
Morgan Stanley ..................... 15,722 1,054,160
MSCI, Inc. ........................ 936 370,001
Nasdaq, Inc. ....................... 1,317 178,151
Northern Trust Corp. .................. 2,383 212,540
Raymond James Financial, Inc. .......... 1,460 145,898
S&P Global, Inc. .................... 2,654 841,318
State Street Corp. ................... 3,957 276,990
T. Rowe Price Group, Inc. .............. 2,539 397,303
TMX Group Ltd. ..................... 2,820 271,999
10,252,634
Chemicals — 0.3%
Air Products & Chemicals, Inc. ........... 2,388 637,023
Akzo Nobel NV ..................... 25,930 2,639,661

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Chemicals (continued)
Albemarle Corp. .................... 1,158 $ 188,360
Asian Paints Ltd. .................... 68,286 2,249,919
Celanese Corp. ..................... 1,240 151,466
CF Industries Holdings, Inc. ............. 2,345 97,036
Corteva, Inc. ....................... 8,087 322,348
Croda International plc ................ 3,637 312,486
Dow, Inc. ......................... 8,065 418,574
DuPont de Nemours, Inc. .............. 7,908 628,291
Eastman Chemical Co. ................ 1,480 145,558
Ecolab, Inc. ....................... 2,691 550,336
FMC Corp. ........................ 1,409 152,581
Formosa Chemicals & Fibre Corp. ........ 88,000 243,204
Givaudan SA (Registered) .............. 1,286 5,181,000
Grand Pacific Petrochemical
(f)
........... 105,000 78,214
International Flavors & Fragrances, Inc.
(e)
.... 1,063 119,460
Johnson Matthey plc ................. 16,041 645,317
Koninklijke DSM NV .................. 42,787 7,479,739
Linde plc ......................... 5,684 1,394,854
LyondellBasell Industries NV, Class A ...... 2,789 239,185
Mesaieed Petrochemical Holding Co. ...... 70,782 39,114
Mosaic Co. (The) .................... 3,836 99,583
Nan Ya Plastics Corp. ................. 189,000 442,856
Nippon Paint Holdings Co. Ltd. ........... 900 80,932
Nitto Denko Corp. ................... 6,400 580,112
Petronas Chemicals Group Bhd. .......... 9,400 15,540
PhosAgro PJSC, GDR ................ 41,969 656,733
Pidilite Industries Ltd. ................. 21,340 488,202
PPG Industries, Inc. .................. 13,158 1,772,514
Saudi Basic Industries Corp. ............ 64,317 1,756,336
Sherwin-Williams Co. (The) ............. 881 609,476
Shin Foong Specialty & Applied Materials Co.
Ltd. ........................... 2,000 9,670
Sika AG (Registered) ................. 51,350 13,972,945
Sociedad Quimica y Minera de Chile SA, ADR 255,860 13,033,508
Supreme Industries Ltd. ............... 2,413 59,833
Yanbu National Petrochemical Co. ........ 27,034 461,173
57,953,139
Commercial Services & Supplies — 0.0%
Brambles Ltd. ...................... 18,657 150,117
Cintas Corp. ....................... 954 303,486
Copart, Inc.
(f)
....................... 10,502 1,152,595
Dai Nippon Printing Co. Ltd. ............ 36,000 620,539
Preston Holdings LLC
(c)(f)
............... 24,388 73,164
Rentokil Initial plc .................... 45,872 311,326
Republic Services, Inc. ................ 2,313 209,373
Ritchie Bros Auctioneers, Inc. ........... 2,670 157,663
Rollins, Inc. ........................ 2,571 92,607
S-1 Corp. ......................... 854 61,559
Toppan Printing Co. Ltd. ............... 8,000 113,776
Waste Management, Inc. ............... 4,226 470,438
3,716,643
Communications Equipment — 0.1%
Accton Technology Corp. .............. 8,000 76,793
Arcadyan Technology Corp. ............. 84,000 276,142
Arista Networks, Inc.
(f)
................. 589 181,153
Cisco Systems, Inc. .................. 284,318 12,674,896
F5 Networks, Inc.
(f)
................... 708 138,732
Hengtong Optic-electric Co. Ltd., Class A .... 79,114 150,513
Juniper Networks, Inc. ................ 15,829 386,544
Motorola Solutions, Inc. ............... 1,874 313,989
PCL Technologies, Inc. ................ 20,000 73,816
ZTE Corp., Class H .................. 79,200 224,115
14,496,693
Security
Shares
Shares Value
Construction & Engineering — 0.1%
Bouygues SA ...................... 137,927 $ 5,411,124
Jacobs Engineering Group, Inc. .......... 1,420 143,363
Mcdermott International Ltd.
(f)
............ 165,884 169,202
Quanta Services, Inc. ................. 1,542 108,665
Vinci SA .......................... 91,712 8,504,287
14,336,641
Construction Materials — 0.0%
Martin Marietta Materials, Inc. ........... 675 194,002
Shree Cement Ltd. ................... 638 198,735
Siam Cement PCL (The), NVDR .......... 62,500 787,598
Vulcan Materials Co. ................. 1,469 219,087
1,399,422
Consumer Finance — 0.2%
American Express Co. ................ 7,196 836,491
Arrow Global Group plc ................ 154,997 443,733
Capital One Financial Corp. ............. 5,058 527,347
Cembra Money Bank AG ............... 29,058 3,157,071
Discover Financial Services ............. 3,316 277,019
Kaspi.KZ JSC, GDR
(f)
................. 144,407 9,007,990
Synchrony Financial .................. 417,459 14,047,495
28,297,146
Containers & Packaging — 0.1%
Amcor plc ......................... 16,680 182,479
Amcor plc, CDI ..................... 615,828 6,720,867
Avery Dennison Corp. ................. 915 138,046
Ball Corp. ......................... 3,696 325,322
CCL Industries, Inc., Class B ............ 3,202 146,910
International Paper Co. ................ 239,753 12,061,973
Packaging Corp. of America ............ 1,096 147,368
Sealed Air Corp. .................... 1,662 70,253
WestRock Co. ...................... 2,753 114,057
19,907,275
Distributors — 0.0%
Genuine Parts Co. ................... 4,381 411,288
LKQ Corp.
(f)
....................... 3,039 106,639
Pool Corp. ........................ 1,527 540,833
1,058,760
Diversified Consumer Services — 0.0%
Fu Shou Yuan International Group Ltd. ..... 245,000 233,083
New Oriental Education & Technology Group,
Inc.
(f)
.......................... 780 130,382
New Oriental Education & Technology Group,
Inc., ADR
(f)
...................... 4,192 702,160
Offcn Education Technology Co. Ltd., Class A . 51,400 315,147
TAL Education Group, ADR
(f)
............ 7,580 582,750
1,963,522
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(f)
........ 21,089 4,805,550
Diversified Telecommunication Services — 0.4%
AT&T, Inc. ......................... 106,020 3,035,353
Cellnex Telecom SA
(b)
................. 211,706 12,402,552
China Tower Corp. Ltd., Class H
(b)
......... 1,040,000 149,739
Chunghwa Telecom Co. Ltd. ............ 566,000 2,184,584
Chunghwa Telecom Co. Ltd., ADR ........ 9,031 349,500
Emirates Telecommunications Group Co. PJSC 94,080 508,100
Hellenic Telecommunications Organization SA 637,898 9,272,259
HKT Trust & HKT Ltd.
(g)
................ 2,506,000 3,298,342
KT Corp., ADR ..................... 53,474 562,547
Lumen Technologies, Inc. .............. 10,677 132,181
Ooredoo QPSC ..................... 121,899 277,820
PCCW Ltd. ........................ 1,827,000 1,016,006

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Proximus SADP ..................... 29,890 $ 629,878
Rostelecom PJSC
(f)
.................. 229,951 306,457
Saudi Telecom Co. ................... 62,374 1,879,395
Singapore Telecommunications Ltd. ....... 1,315,000 2,329,583
Telecom Italia SpA ................... 777,794 368,131
Telefonica Brasil SA .................. 36,808 303,739
Telefonica Brasil SA, ADR .............. 117,699 972,194
Telekom Malaysia Bhd. ................ 345,600 541,499
TELUS Corp. ...................... 1,282,704 26,471,600
Verizon Communications, Inc. ........... 45,035 2,465,666
69,457,125
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 2,673 130,041
American Electric Power Co., Inc. ......... 140,226 11,345,686
AusNet Services .................... 3,285,951 4,325,598
CEZ A/S .......................... 799 19,160
CLP Holdings Ltd. ................... 27,000 253,383
Duke Energy Corp. .................. 198,877 18,694,438
Edison International .................. 45,369 2,638,661
EDP - Energias de Portugal SA .......... 2,174,075 13,645,540
Emera, Inc. ........................ 188,310 7,874,046
Enel SpA ......................... 1,867,390 18,520,760
Entergy Corp. ...................... 2,059 196,284
Evergy, Inc. ........................ 2,327 125,030
Eversource Energy .................. 110,192 9,641,800
Exelon Corp. ....................... 10,429 433,429
FirstEnergy Corp. ................... 42,377 1,303,517
Fortis, Inc. ........................ 31,125 1,258,874
Hydro One Ltd.
(b)
.................... 91,398 2,117,789
Iberdrola SA ....................... 772,893 10,464,349
NextEra Energy, Inc. ................. 333,080 26,936,180
NRG Energy, Inc. .................... 2,472 102,366
Orsted A/S
(b)
....................... 34,807 6,610,790
Pinnacle West Capital Corp. ............ 1,214 91,354
Power Assets Holdings Ltd. ............. 28,000 148,586
PPL Corp. ........................ 72,520 2,006,628
Southern Co. (The) .................. 11,528 679,230
SSE plc .......................... 23,167 469,292
Tenaga Nasional Bhd. ................ 605,200 1,441,965
Xcel Energy, Inc. .................... 183,667 11,752,851
153,227,627
Electrical Equipment — 0.2%
AMETEK, Inc. ...................... 2,467 279,412
Eaton Corp. plc ..................... 52,828 6,217,856
Emerson Electric Co. ................. 12,104 960,452
Havells India Ltd. .................... 20,507 293,254
Legrand SA ....................... 31,511 2,895,450
Rockwell Automation, Inc. .............. 1,262 313,645
Schneider Electric SE ................. 100,455 14,702,674
V-Guard Industries Ltd. ................ 34,216 107,918
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A ..................... 35,400 79,269
Xinjiang Goldwind Science & Technology Co.
Ltd., Class H ..................... 32,800 68,326
Yantai Zhenghai Magnetic Material Co. Ltd.,
Class A ........................ 1,977,200 3,963,701
Zhuzhou CRRC Times Electric Co. Ltd., Class
H ............................ 24,000 120,198
30,002,155
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 3,212 401,115
AU Optronics Corp.
(f)
................. 767,000 403,318
CDW Corp. ........................ 1,561 205,521
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Chroma ATE, Inc. .................... 12,000 $ 80,631
Corning, Inc. ....................... 8,165 292,878
Delta Electronics, Inc. ................. 57,000 573,737
FLIR Systems, Inc. ................... 1,229 63,969
Hon Hai Precision Industry Co. Ltd. ........ 99,000 393,734
Inari Amertron Bhd. .................. 422,200 352,802
IPG Photonics Corp.
(f)
................. 383 85,574
Keyence Corp. ..................... 1,800 966,386
Keysight Technologies, Inc.
(f)
............ 2,012 284,879
Omron Corp. ....................... 900 79,737
Samsung SDI Co. Ltd. ................ 17,359 11,340,652
Sinbon Electronics Co. Ltd. ............. 37,000 330,602
Synnex Technology International Corp. ..... 621,000 1,000,781
TE Connectivity Ltd. .................. 3,544 426,698
Trimble, Inc.
(f)
...................... 2,705 178,287
TXC Corp. ........................ 70,000 208,319
Unimicron Technology Corp. ............ 2,533,000 7,795,966
Venture Corp. Ltd. ................... 17,400 258,599
Vontier Corp.
(f)
...................... 1,468 47,607
WPG Holdings Ltd. .................. 954,000 1,462,933
Zebra Technologies Corp., Class A
(f)
....... 582 225,717
27,460,442
Energy Equipment & Services — 0.0%
Baker Hughes Co. ................... 7,371 148,083
Halliburton Co. ..................... 9,510 167,661
NOV, Inc. ......................... 4,170 51,625
Schlumberger NV ................... 14,695 326,376
TechnipFMC plc ..................... 4,535 48,479
742,224
Entertainment — 0.2%
Activision Blizzard, Inc. ................ 69,280 6,304,480
Electronic Arts, Inc. .................. 29,968 4,291,418
Live Nation Entertainment, Inc.
(f)
.......... 1,554 103,263
NCSoft Corp.
(f)
...................... 15,462 13,100,190
NetEase, Inc. ...................... 15,500 353,153
NetEase, Inc., ADR .................. 5,113 587,944
Netflix, Inc.
(f)
....................... 4,774 2,541,630
Netmarble Corp.
(b)(f)
.................. 837 98,043
Nexon Co. Ltd. ..................... 4,600 139,580
Nintendo Co. Ltd. .................... 1,800 1,036,144
RS PCL, NVDR ..................... 122,800 94,100
Take-Two Interactive Software, Inc.
(f)
....... 9,996 2,003,698
Tencent Music Entertainment Group, ADR
(f)
.. 3,904 103,846
Walt Disney Co. (The)
(f)
................ 19,643 3,303,363
34,060,852
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexandria Real Estate Equities, Inc. ....... 106,198 17,746,748
Allied Properties REIT ................ 518,245 14,707,418
alstria office REIT-AG ................. 753,088 12,977,521
American Homes 4 Rent, Class A ......... 319,845 9,668,914
American Tower Corp. ................ 34,686 7,886,209
Assura plc ........................ 27,033,727 26,772,034
AvalonBay Communities, Inc. ........... 1,475 241,413
Boston Properties, Inc. ................ 174,031 15,883,809
Comforia Residential REIT, Inc. .......... 2,270 6,457,055
Community Healthcare Trust, Inc. ......... 142,118 6,355,517
Cousins Properties, Inc. ............... 745,969 23,527,862
Cromwell European REIT .............. 19,570,600 11,808,237
Crown Castle International Corp. ......... 204,294 32,535,862
Dexus ........................... 3,675,144 25,168,081
Digital Realty Trust, Inc. ............... 185,659 26,725,613
Duke Realty Corp. ................... 4,071 161,049
EPR Properties ..................... 494,130 19,587,313

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc. ....................... 36,838 $ 27,258,647
Equity Residential ................... 3,682 226,959
ESR Kendall Square REIT Co. Ltd.
(f)
....... 2,839,977 13,633,718
Essex Property Trust, Inc. .............. 710 170,123
Extra Space Storage, Inc. .............. 1,406 159,989
Federal Realty Investment Trust .......... 645 56,476
Goodman Group .................... 1,845,271 24,831,763
Healthpeak Properties, Inc. ............. 6,025 178,641
Host Hotels & Resorts, Inc. ............. 7,887 106,869
Iron Mountain, Inc. ................... 3,118 104,983
Kenedix Office Investment Corp. ......... 4,435 28,545,327
Kimco Realty Corp. .................. 4,575 75,533
Link REIT
(e)
........................ 1,411,500 12,245,114
LondonMetric Property plc .............. 3,232,512 10,061,096
Medical Properties Trust, Inc. ............ 616,310 13,010,304
Mid-America Apartment Communities, Inc. ... 1,180 156,645
NorthWest Healthcare Properties REIT ..... 643,999 6,491,611
Outfront Media, Inc. .................. 13,258 241,693
Plymouth Industrial REIT, Inc. ........... 260,445 3,812,915
Prologis, Inc. ....................... 309,898 31,981,474
Public Storage ...................... 1,669 379,898
Realty Income Corp. .................. 3,650 215,569
Regency Centers Corp. ............... 1,586 74,827
SBA Communications Corp. ............ 40,103 10,774,473
Secure Income REIT plc ............... 1,776,162 7,422,506
Segro plc ......................... 1,396,909 18,180,049
Simon Property Group, Inc. ............. 3,552 330,087
SL Green Realty Corp. ................ 722 48,721
Spirit Realty Capital, Inc. ............... 478,632 18,456,050
STAG Industrial, Inc. ................. 318,186 9,481,943
Sun Communities, Inc. ................ 137,438 19,671,501
Target Healthcare REIT plc ............. 7,001,766 11,051,677
UDR, Inc. ......................... 555,042 21,341,365
Ventas, Inc. ....................... 4,026 185,478
VICI Properties, Inc. .................. 615,164 15,551,346
Vornado Realty Trust ................. 1,711 68,029
Welltower, Inc. ...................... 274,792 16,652,395
Weyerhaeuser Co. ................... 8,088 252,265
581,698,714
Food & Staples Retailing — 0.4%
Abdullah Al Othaim Markets Co. .......... 10,297 341,846
Atacadao SA
(f)
...................... 168,594 587,001
BGF retail Co. Ltd.
(f)
.................. 2,147 325,516
BIM Birlesik Magazalar A/S ............. 938,719 9,238,232
Clicks Group Ltd. .................... 56,791 933,062
Costco Wholesale Corp. ............... 22,319 7,865,885
CP ALL PCL, NVDR
(f)
................. 284,400 542,899
DaShenLin Pharmaceutical Group Co. Ltd.,
Class A ........................ 31,700 486,621
Etablissements Franz Colruyt NV ......... 32,260 1,990,009
George Weston Ltd. .................. 962 69,633
J Sainsbury plc ..................... 328,690 1,097,729
Kroger Co. (The) .................... 8,224 283,728
Lawson, Inc. ....................... 17,200 835,365
Loblaw Cos. Ltd. .................... 40,025 1,932,781
Metro, Inc. ........................ 10,958 473,711
President Chain Store Corp. ............ 113,000 1,076,714
Raia Drogasil SA .................... 21,279 96,839
Sun Art Retail Group Ltd. .............. 415,000 429,436
Sysco Corp. ....................... 162,291 11,605,429
Tesco plc ......................... 671,437 2,197,210
Walgreens Boots Alliance, Inc. ........... 7,660 384,915
Wal-Mart de Mexico SAB de CV .......... 3,519,899 10,022,757
Walmart, Inc. ....................... 27,149 3,814,163
Wm Morrison Supermarkets plc .......... 878,921 2,155,463
Security
Shares
Shares Value
Food & Staples Retailing (continued)
X5 Retail Group NV, GDR .............. 121,966 $ 4,300,214
Yifeng Pharmacy Chain Co. Ltd., Class A .... 8,768 137,773
63,224,931
Food Products — 0.3%
Almarai Co. JSC .................... 25,021 359,027
Archer-Daniels-Midland Co. ............. 6,022 301,160
Britannia Industries Ltd. ............... 3,215 153,937
Campbell Soup Co. .................. 2,013 96,845
China Feihe Ltd.
(b)
................... 3,043,000 9,073,521
China Mengniu Dairy Co. Ltd.
(f)
........... 1,932,000 11,489,517
Conagra Brands, Inc. ................. 5,258 181,927
Dali Foods Group Co. Ltd.
(b)
............. 469,500 282,774
Fu Jian Anjoy Foods Co. Ltd., Class A ...... 2,400 91,879
General Mills, Inc. ................... 6,633 385,377
Henan Shuanghui Investment & Development
Co. Ltd., Class A .................. 40,647 295,645
Hershey Co. (The) ................... 1,540 223,978
Hormel Foods Corp. .................. 3,127 146,531
JM Smucker Co. (The) ................ 4,212 490,319
Kellogg Co. ........................ 18,861 1,111,667
Kraft Heinz Co. (The) ................. 6,978 233,833
Kuala Lumpur Kepong Bhd. ............. 55,200 316,476
Lamb Weston Holdings, Inc. ............ 1,574 117,578
McCormick & Co., Inc. (Non-Voting) ....... 2,650 237,281
Mondelez International, Inc., Class A ....... 15,614 865,640
Nestle India Ltd. .................... 6,297 1,470,009
Nestle Malaysia Bhd. ................. 39,400 1,332,278
Nestle SA (Registered) ................ 168,821 18,924,258
NongShim Co. Ltd. ................... 1,238 312,025
Orkla ASA ......................... 115,124 1,119,083
PPB Group Bhd. .................... 86,100 393,371
QL Resources Bhd. .................. 35,000 51,982
Savola Group (The) .................. 13,678 143,352
Sime Darby Plantation Bhd. ............. 246,000 294,137
Standard Foods Corp. ................ 142,000 286,458
Tata Consumer Products Ltd. ............ 28,327 216,797
Tingyi Cayman Islands Holding Corp. ...... 200,000 397,408
Toly Bread Co. Ltd., Class A ............ 13,300 114,873
Tyson Foods, Inc., Class A ............. 3,036 195,245
Uni-President China Holdings Ltd. ........ 254,000 307,049
Uni-President Enterprises Corp. .......... 942,000 2,286,646
Want Want China Holdings Ltd. .......... 3,173,000 2,278,562
56,578,445
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 55,851 4,970,739
Beijing Enterprises Holdings Ltd. ......... 63,500 207,570
China Gas Holdings Ltd. ............... 77,600 273,111
China Resources Gas Group Ltd. ......... 98,000 488,149
ENN Energy Holdings Ltd. .............. 1,222,100 18,847,749
Hong Kong & China Gas Co. Ltd. ......... 107,000 153,677
Kunlun Energy Co. Ltd. ................ 11,996,000 10,223,751
Petronas Gas Bhd. ................... 97,800 387,284
Snam SpA ........................ 740,947 3,885,312
Tokyo Gas Co. Ltd. .................. 181,400 3,974,969
43,412,311
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 19,298 2,385,040
ABIOMED, Inc.
(f)
.................... 690 240,293
Align Technology, Inc.
(f)
................ 785 412,423
Ansell Ltd. ........................ 201,095 5,621,275
Baxter International, Inc. ............... 5,474 420,567
Becton Dickinson and Co. .............. 7,720 2,021,019
Boston Scientific Corp.
(f)
............... 15,341 543,685

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Cooper Cos., Inc. (The) ............... 536 $ 195,125
Danaher Corp. ..................... 26,668 6,342,717
Dentsply Sirona, Inc. ................. 2,422 129,553
DexCom, Inc.
(f)
..................... 1,023 383,472
Edwards Lifesciences Corp.
(f)
............ 6,698 553,121
Hartalega Holdings Bhd. ............... 22,000 69,813
Hologic, Inc.
(f)
...................... 2,754 219,576
IDEXX Laboratories, Inc.
(f)
.............. 5,053 2,418,770
Intuitive Surgical, Inc.
(f)
................ 1,275 953,241
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A .................. 25,820 111,194
Koninklijke Philips NV ................. 216,736 11,814,101
Kossan Rubber Industries .............. 67,500 74,126
Medtronic plc ...................... 82,686 9,205,432
ResMed, Inc. ...................... 5,092 1,026,394
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H ..................... 64,000 119,524
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A ..................... 13,918 964,868
STERIS plc ........................ 909 170,083
Stryker Corp. ...................... 3,540 782,375
Teleflex, Inc. ....................... 500 188,815
Varian Medical Systems, Inc.
(f)
........... 984 172,761
West Pharmaceutical Services, Inc. ....... 805 241,090
Zimmer Biomet Holdings, Inc. ........... 2,216 340,533
48,120,986
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp. ................ 18,100 360,823
AmerisourceBergen Corp. .............. 1,644 171,305
Anthem, Inc. ....................... 4,530 1,345,319
Bangkok Dusit Medical Services PCL, NVDR . 862,600 594,931
Cardinal Health, Inc. .................. 3,038 163,232
Centene Corp.
(f)
..................... 6,293 379,468
Cigna Corp. ....................... 3,899 846,278
CVS Health Corp. ................... 45,596 3,266,953
DaVita, Inc.
(f)
....................... 836 98,121
Dr Lal PathLabs Ltd.
(b)
................ 2,672 82,114
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 3,863 118,622
HCA Healthcare, Inc. ................. 2,873 466,805
Henry Schein, Inc.
(f)
.................. 3,779 248,847
Humana, Inc. ...................... 2,384 913,334
IHH Healthcare Bhd. ................. 333,600 421,020
Laboratory Corp. of America Holdings
(f)
..... 1,055 241,500
McKesson Corp. .................... 4,927 859,614
Medipal Holdings Corp. ................ 8,000 163,798
Notre Dame Intermedica Participacoes SA ... 651,461 11,261,319
Quest Diagnostics, Inc. ................ 1,455 187,913
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 200,500 346,563
Sonic Healthcare Ltd. ................. 224,029 5,854,746
UnitedHealth Group, Inc. ............... 66,570 22,206,421
Universal Health Services, Inc., Class B .... 790 98,497
50,697,543
Health Care Technology — 0.0%
Cerner Corp. ....................... 24,559 1,967,421
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp. ...................... 7,879 147,101
Chipotle Mexican Grill, Inc.
(f)
............ 967 1,431,160
Compass Group plc
(f)
................. 44,560 795,966
Darden Restaurants, Inc. .............. 1,438 168,088
Domino's Pizza, Inc. .................. 1,294 479,763
Genting Malaysia Bhd. ................ 897,300 544,974
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Genting Singapore Ltd. ................ 354,900 $ 227,770
Haidilao International Holding Ltd.
(b)
....... 80,000 671,697
Hilton Worldwide Holdings, Inc. .......... 2,936 297,681
Las Vegas Sands Corp. ............... 3,469 166,824
Marriott International, Inc., Class A ........ 2,857 332,298
McDonald's Corp. ................... 25,902 5,383,472
MGM Resorts International ............. 4,380 125,093
Norwegian Cruise Line Holdings Ltd.
(f)
...... 3,533 80,022
Royal Caribbean Cruises Ltd. ........... 1,993 129,545
Seera Group Holding
(f)
................ 58,656 283,011
SJM Holdings Ltd. ................... 8,755,000 9,387,147
Starbucks Corp. ..................... 12,687 1,228,228
Wynn Resorts Ltd. ................... 977 97,241
Yum China Holdings, Inc. .............. 33,266 1,886,515
Yum! Brands, Inc. ................... 3,183 323,043
24,186,639
Household Durables — 0.2%
Arcelik A/S
(f)
....................... 86,260 388,063
Berkeley Group Holdings plc ............ 4,605 263,357
Crompton Greaves Consumer Electricals Ltd. . 22,726 132,942
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .................... 1,740,823 8,164,184
DR Horton, Inc. ..................... 3,741 287,309
Garmin Ltd. ........................ 10,026 1,151,586
Haier Smart Home Co. Ltd., Class A ....... 1,804,800 8,879,669
Haier Smart Home Co. Ltd., Class H
(f)
...... 46,200 191,277
Leggett & Platt, Inc. .................. 1,433 58,753
Lennar Corp., Class A ................. 3,032 252,111
Mohawk Industries, Inc.
(f)
............... 647 92,909
Newell Brands, Inc. .................. 4,118 98,914
NVR, Inc.
(f)
........................ 39 173,413
Persimmon plc ..................... 251,876 8,767,406
PulteGroup, Inc. .................... 2,992 130,152
Sekisui House Ltd. ................... 16,100 311,060
Whirlpool Corp. ..................... 682 126,231
29,469,336
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 233,871
Clorox Co. (The) .................... 1,360 284,866
Colgate-Palmolive Co. ................ 45,386 3,540,108
Hindustan Unilever Ltd. ................ 16,989 525,981
Kimberly-Clark Corp. ................. 3,623 478,598
Procter & Gamble Co. (The) ............ 83,696 10,730,664
Reckitt Benckiser Group plc ............. 210,511 17,846,789
Vinda International Holdings Ltd. ......... 32,000 107,935
33,748,812
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 175,315
China Longyuan Power Group Corp. Ltd., Class
H ............................ 57,000 83,438
China Yangtze Power Co. Ltd., Class A ..... 588,200 1,792,321
Colbun SA ........................ 764,746 131,862
Datang International Power Generation Co.
Ltd., Class H ..................... 426,000 56,534
Huadian Power International Corp. Ltd., Class A 321,200 160,158
Huaneng Power International, Inc., Class A .. 447,100 288,682
Sichuan Chuantou Energy Co. Ltd., Class A .. 400,542 679,743
3,368,053
Industrial Conglomerates — 0.1%
3M Co. ........................... 42,792 7,516,843
DCC plc .......................... 4,574 344,100
Far Eastern New Century Corp. .......... 655,000 606,642
General Electric Co. .................. 94,799 1,012,453

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Honeywell International, Inc. ............ 16,184 $ 3,161,868
Industries Qatar QSC ................. 111,170 366,322
LG Corp.
(f)
........................ 1,817 160,671
Roper Technologies, Inc. ............... 1,124 441,631
Sime Darby Bhd. .................... 456,800 247,752
13,858,282
Insurance — 0.9%
Aflac, Inc. ......................... 26,152 1,181,547
Allianz SE (Registered) ................ 53,342 12,055,786
Allstate Corp. (The) .................. 38,691 4,146,901
American International Group, Inc. ........ 9,292 347,893
Aon plc, Class A .................... 2,495 506,735
Arthur J Gallagher & Co. ............... 2,146 247,670
Assurant, Inc. ...................... 110,483 14,967,132
Bupa Arabia for Cooperative Insurance Co.
(f)
. 7,872 245,156
Cathay Financial Holding Co. Ltd. ......... 851,000 1,210,473
China Life Insurance Co. Ltd., Class H ..... 48,000 101,941
Chubb Ltd. ........................ 4,917 716,259
Cincinnati Financial Corp. .............. 1,641 137,992
Direct Line Insurance Group plc .......... 2,447,505 10,045,458
Everest Re Group Ltd. ................ 461 97,308
Fubon Financial Holding Co. Ltd. ......... 350,000 568,295
Gjensidige Forsikring ASA .............. 305,947 7,035,553
Globe Life, Inc. ..................... 1,193 107,835
Great-West Lifeco, Inc. ................ 4,296 98,098
Hartford Financial Services Group, Inc. (The) . 3,907 187,614
Hyundai Marine & Fire Insurance Co. Ltd.
(f)
.. 4,379 77,687
Intact Financial Corp. ................. 11,209 1,235,948
Japan Post Holdings Co. Ltd. ............ 205,400 1,633,458
Lincoln National Corp. ................ 1,963 89,297
Loews Corp. ....................... 2,462 111,504
Marsh & McLennan Cos., Inc. ........... 5,552 610,220
Medibank Pvt Ltd. ................... 153,476 340,916
MetLife, Inc. ....................... 32,000 1,540,800
MS&AD Insurance Group Holdings, Inc. .... 96,400 2,773,560
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 33,266 8,820,750
Phoenix Group Holdings plc ............ 864,394 7,966,038
Ping An Insurance Group Co. of China Ltd.,
Class H ........................ 1,748,500 20,593,460
Principal Financial Group, Inc. ........... 2,802 138,055
Progressive Corp. (The) ............... 112,212 9,783,764
Prudential Financial, Inc. ............... 10,150 794,542
Prudential plc ...................... 248,403 3,974,306
Qatar Insurance Co. SAQ .............. 72,642 48,516
QBE Insurance Group Ltd. ............. 53,344 327,192
Samsung Fire & Marine Insurance Co. Ltd. .. 3,407 511,428
SCOR SE
(f)
........................ 253,567 7,710,617
Swiss Re AG ....................... 5,022 442,748
Travelers Cos., Inc. (The) .............. 10,145 1,382,764
Tryg A/S .......................... 120,040 3,734,471
Unum Group ....................... 2,244 52,128
Willis Towers Watson plc ............... 2,367 480,359
WR Berkley Corp. ................... 1,637 101,723
Zurich Insurance Group AG ............. 41,153 16,454,895
145,736,792
Interactive Media & Services — 0.5%
Alphabet, Inc., Class A
(f)
............... 6,893 12,595,993
Alphabet, Inc., Class C
(f)
............... 4,696 8,620,635
Auto Trader Group plc
(b)(f)
.............. 1,237,451 9,540,216
Facebook, Inc., Class A
(f)
............... 26,017 6,720,972
NAVER Corp. ...................... 6,919 2,111,203
REA Group Ltd. ..................... 1,583 175,957
Tencent Holdings Ltd. ................. 589,600 52,535,311
Security
Shares
Shares Value
Interactive Media & Services (continued)
Twitter, Inc.
(f)
....................... 13,357 $ 674,929
92,975,216
Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd.
(f)
............ 2,800 88,857
Alibaba Group Holding Ltd., ADR
(f)
........ 11,849 3,007,631
Amazon.com, Inc.
(f)
.................. 8,992 28,830,150
Booking Holdings, Inc.
(f)
............... 441 857,450
eBay, Inc. ......................... 14,045 793,683
Etsy, Inc.
(e)(f)
....................... 1,368 272,355
Expedia Group, Inc. .................. 1,431 177,587
JD.com, Inc., ADR
(f)
.................. 20,417 1,810,784
Meituan Dianping
(f)
................... 42,800 1,973,483
Naspers Ltd., Class N ................. 5,745 1,328,987
Pinduoduo, Inc., ADR
(f)
................ 6,660 1,103,629
Vipshop Holdings Ltd., ADR
(f)
............ 2,489 68,248
40,312,844
IT Services — 0.7%
Accenture plc, Class A ................ 22,323 5,400,380
Akamai Technologies, Inc.
(f)
............. 1,783 197,967
Amadeus IT Group SA
(f)
............... 337,694 21,559,498
Automatic Data Processing, Inc. .......... 8,506 1,404,511
Beijing Sinnet Technology Co. Ltd., Class A .. 62,500 158,512
Broadridge Financial Solutions, Inc. ....... 1,277 180,453
Cognizant Technology Solutions Corp., Class A 5,843 455,462
DXC Technology Co. ................. 2,831 79,834
Fidelity National Information Services, Inc. ... 6,756 834,096
Fiserv, Inc.
(f)
....................... 6,218 638,526
FleetCor Technologies, Inc.
(f)
............ 898 217,990
Gartner, Inc.
(f)
...................... 974 147,960
GDS Holdings Ltd., ADR
(f)
.............. 1,494 154,719
Global Payments, Inc. ................ 3,273 577,750
HCL Technologies Ltd. ................ 158,605 1,981,413
Infosys Ltd. ........................ 219,402 3,717,701
Infosys Ltd., ADR .................... 607,856 10,260,609
International Business Machines Corp. ..... 9,686 1,153,699
Jack Henry & Associates, Inc. ........... 832 120,465
Leidos Holdings, Inc. ................. 1,457 154,529
Mastercard, Inc., Class A ............... 10,598 3,352,041
Paychex, Inc. ...................... 243,213 21,237,359
PayPal Holdings, Inc.
(f)
................ 15,288 3,582,131
Samsung SDS Co. Ltd. ................ 584 101,695
SUNeVision Holdings Ltd. .............. 9,221,000 8,337,630
Tata Consultancy Services Ltd. .......... 61,352 2,610,325
VeriSign, Inc.
(f)
...................... 1,084 210,372
Visa, Inc., Class A ................... 148,970 28,788,453
Western Union Co. (The) .............. 4,580 101,997
Wipro Ltd. ......................... 203,405 1,164,978
118,883,055
Leisure Products — 0.1%
Hasbro, Inc. ....................... 201,473 18,902,197
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. .............. 47,605 5,720,693
Bio-Rad Laboratories, Inc., Class A
(f)
....... 229 131,393
Divi's Laboratories Ltd. ................ 7,303 336,409
Hangzhou Tigermed Consulting Co. Ltd., Class
H
(b)(f)
.......................... 14,200 312,242
Illumina, Inc.
(f)
...................... 1,584 675,481
IQVIA Holdings, Inc.
(f)
................. 2,093 372,135
Lonza Group AG (Registered) ........... 19,067 12,178,087
Mettler-Toledo International, Inc.
(f)
......... 252 294,361
PerkinElmer, Inc. .................... 1,280 188,250
Thermo Fisher Scientific, Inc. ............ 4,310 2,196,807
Waters Corp.
(f)
...................... 652 172,565

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
WuXi AppTec Co. Ltd., Class A ........... 37,340 $ 960,262
WuXi AppTec Co. Ltd., Class H
(b)
......... 32,980 784,508
Wuxi Biologics Cayman, Inc.
(b)(f)
.......... 12,000 168,023
24,491,216
Machinery — 0.5%
Amada Co. Ltd. ..................... 61,900 696,924
Atlas Copco AB, Class A ............... 133,901 7,264,578
Caterpillar, Inc. ..................... 5,877 1,074,551
Cummins, Inc. ...................... 18,978 4,448,823
Daifuku Co. Ltd. ..................... 2,300 262,493
Deere & Co. ....................... 3,409 984,519
Dover Corp. ....................... 1,587 184,870
FANUC Corp. ...................... 1,000 261,069
Flowserve Corp. .................... 1,417 50,389
Fortive Corp. ....................... 3,671 242,580
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 1,684,894 11,148,449
IDEX Corp. ........................ 2,525 470,130
Illinois Tool Works, Inc. ................ 11,664 2,265,265
Ingersoll Rand, Inc.
(f)
................. 4,010 167,778
Kone OYJ, Class B .................. 178,195 14,014,172
Otis Worldwide Corp. ................. 352,130 22,765,204
PACCAR, Inc. ...................... 6,815 621,664
Parker-Hannifin Corp. ................. 1,388 367,279
Pentair plc ........................ 1,807 98,409
Rational AG ....................... 5,425 5,224,014
Sinotruk Hong Kong Ltd. ............... 30,500 95,027
SMC Corp. ........................ 700 423,614
Snap-on, Inc. ...................... 10,150 1,826,898
Spirax-Sarco Engineering plc ............ 2,903 438,906
Stanley Black & Decker, Inc. ............ 1,711 296,841
Techtronic Industries Co. Ltd. ............ 49,000 731,981
Volvo AB, Class B
(f)
.................. 441,282 10,872,591
Weichai Power Co. Ltd., Class A .......... 18,705 61,147
Weichai Power Co. Ltd., Class H ......... 34,000 100,278
Westinghouse Air Brake Technologies Corp. .. 1,824 135,359
Xylem, Inc. ........................ 7,664 740,266
88,336,068
Marine — 0.0%
Kuehne + Nagel International AG (Registered) 15,348 3,492,529
MISC Bhd. ........................ 281,700 414,406
Projector SA
(c)(f)
..................... 24,388 —
3,906,935
Media — 0.2%
Charter Communications, Inc., Class A
(f)
.... 1,582 961,160
Comcast Corp., Class A ............... 545,839 27,057,239
Discovery, Inc., Class A
(f)
............... 1,753 72,609
Discovery, Inc., Class C
(f)
.............. 3,190 111,746
DISH Network Corp., Class A
(f)
........... 2,539 73,682
Fox Corp., Class A ................... 3,795 118,328
Fox Corp., Class B ................... 1,673 50,006
Interpublic Group of Cos., Inc. (The) ....... 4,184 100,709
MultiChoice Group ................... 59,497 506,671
News Corp., Class A .................. 4,257 82,586
News Corp., Class B ................. 1,327 25,054
Omnicom Group, Inc. ................. 2,285 142,538
ViacomCBS, Inc. .................... 5,951 288,623
29,590,951
Metals & Mining — 0.1%
Alrosa PJSC ....................... 451,137 592,497
Baoshan Iron & Steel Co. Ltd., Class A ..... 621,372 630,968
China Steel Corp. ................... 305,000 249,710
Cia de Minas Buenaventura SAA, ADR
(f)
.... 45,234 460,482
Security
Shares
Shares Value
Metals & Mining (continued)
Franco-Nevada Corp. ................. 13,384 $ 1,594,358
Freeport-McMoRan, Inc.
(f)
.............. 15,778 424,586
Ganfeng Lithium Co. Ltd., Class A ........ 4,300 79,358
Ganfeng Lithium Co. Ltd., Class H
(b)
....... 5,400 75,338
Hochschild Mining plc ................. 107,064 336,409
Newmont Corp. ..................... 8,672 516,851
Novolipetskiy Metallurgicheskiy Kombinat PAO 4,170,290 11,537,933
Nucor Corp. ....................... 3,474 169,288
Severstal PAO ...................... 13,697 227,315
Southern Copper Corp. ................ 4,808 319,299
Wheaton Precious Metals Corp. .......... 78,408 3,220,323
Zhaojin Mining Industry Co. Ltd., Class H .... 250,000 268,988
Zhongjin Gold Corp. Ltd., Class A ......... 109,600 142,311
Zijin Mining Group Co. Ltd., Class A ....... 35,700 52,597
20,898,611
Multiline Retail — 0.0%
Dollar General Corp. ................. 2,682 521,944
Dollar Tree, Inc.
(f)
.................... 2,556 259,843
Target Corp. ....................... 5,438 985,202
1,766,989
Multi-Utilities — 0.5%
Ameren Corp. ...................... 109,490 7,962,113
CenterPoint Energy, Inc. ............... 5,949 125,464
CMS Energy Corp. ................... 135,325 7,697,286
Consolidated Edison, Inc. .............. 95,400 6,752,412
Dominion Energy, Inc. ................. 259,708 18,930,116
DTE Energy Co. .................... 2,027 240,645
National Grid plc .................... 1,201,917 13,961,103
NiSource, Inc. ...................... 270,026 5,981,076
Public Service Enterprise Group, Inc. ...... 168,446 9,505,408
Qatar Electricity & Water Co. QSC ........ 31,180 151,631
Sempra Energy ..................... 93,018 11,511,908
WEC Energy Group, Inc. ............... 42,719 3,797,719
86,616,881
Oil, Gas & Consumable Fuels — 0.7%
Apache Corp. ...................... 4,063 58,020
BP plc ........................... 545,933 2,028,662
Cabot Oil & Gas Corp. ................ 4,521 82,870
California Resources Corp.
(f)
............ 3,020 69,732
Cheniere Energy, Inc.
(f)
................ 100,203 6,345,856
Chevron Corp. ...................... 20,820 1,773,864
China Petroleum & Chemical Corp., Class H . 22,990,000 10,887,654
ConocoPhillips ..................... 14,761 590,883
Devon Energy Corp. .................. 6,390 105,179
Diamondback Energy, Inc. .............. 1,583 89,740
Energy Transfer LP .................. 133,646 837,960
Enterprise Products Partners LP .......... 67,408 1,363,664
EOG Resources, Inc. ................. 6,337 322,934
Equitrans Midstream Corp. ............. 43,262 287,692
Extraction Oil & Gas, Inc.
(f)
.............. 136,003 3,808,084
Exxon Mobil Corp. ................... 45,495 2,039,996
Gazprom Neft PJSC, ADR .............. 2,557 51,639
Gibson Energy, Inc. .................. 213,675 3,236,665
Hess Corp. ........................ 3,023 163,182
HollyFrontier Corp. ................... 1,636 46,561
Kinder Morgan, Inc. .................. 48,224 678,994
LUKOIL PJSC ...................... 51,507 3,661,546
LUKOIL PJSC, ADR .................. 260,746 18,454,190
Magellan Midstream Partners LP ......... 29,434 1,308,636
Marathon Oil Corp. ................... 8,688 62,901
Marathon Petroleum Corp. ............. 6,811 293,963
MPLX LP ......................... 62,406 1,442,203
Neste OYJ ........................ 96,260 6,780,613

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. ............. 9,050 $ 181,543
ONEOK, Inc. ....................... 7,446 296,574
Pembina Pipeline Corp. ............... 131,334 3,457,050
PetroChina Co. Ltd., Class A ............ 805,100 509,888
Petroleo Brasileiro SA, ADR ............ 806,047 8,100,772
Petronas Dagangan Bhd. .............. 35,200 168,152
Petronet LNG Ltd. ................... 2,987,782 9,690,853
Phillips 66 ......................... 4,686 317,711
Phillips 66 Partners LP ................ 27,169 682,485
Pioneer Natural Resources Co. .......... 2,213 267,552
Plains All American Pipeline LP .......... 144,722 1,211,323
Plains GP Holdings LP, Class A
(f)
......... 335,824 2,901,519
Qatar Gas Transport Co. Ltd. ............ 497,810 449,037
Royal Dutch Shell plc, Class A ........... 17,541 324,584
Royal Dutch Shell plc, Class B ........... 40,555 706,813
Saudi Arabian Oil Co.
(b)
................ 83,111 769,475
Targa Resources Corp. ................ 153,650 4,205,401
TC Energy Corp. .................... 234,482 10,050,407
TC PipeLines LP .................... 19,883 590,326
Turkiye Petrol Rafinerileri A/S
(f)
........... 860,864 11,637,783
Valero Energy Corp. .................. 4,312 243,326
Williams Cos., Inc. (The) ............... 33,405 709,188
124,345,645
Paper & Forest Products — 0.1%
Suzano SA
(f)
....................... 1,052,912 11,919,686
Personal Products — 0.2%
AMOREPACIFIC Group
(f)
.............. 2,150 113,213
Colgate-Palmolive India Ltd. ............ 5,978 131,146
Dabur India Ltd. ..................... 243,535 1,714,674
Estee Lauder Cos., Inc. (The), Class A ..... 7,971 1,886,337
Hengan International Group Co. Ltd. ....... 60,000 429,121
LG Household & Health Care Ltd. ......... 774 1,077,457
L'Oreal SA ........................ 3,402 1,196,825
Marico Ltd. ........................ 166,398 946,718
Pola Orbis Holdings, Inc. ............... 6,000 120,115
Unilever plc ........................ 340,191 19,817,889
27,433,495
Pharmaceuticals — 0.9%
Alkem Laboratories Ltd. ............... 5,676 233,402
AstraZeneca plc .................... 240,385 24,521,962
Bristol-Myers Squibb Co. ............... 494,830 30,397,407
Catalent, Inc.
(f)
...................... 1,794 206,400
China Resources Pharmaceutical Group Ltd.
(b)
304,000 159,641
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ....... 144,900 556,859
Cipla Ltd. ......................... 17,604 198,956
CSPC Pharmaceutical Group Ltd. ......... 297,600 302,540
Dr Reddy's Laboratories Ltd. ............ 2,151 134,766
Dr Reddy's Laboratories Ltd., ADR ........ 1,448 88,734
Eli Lilly & Co. ...................... 8,574 1,783,135
GlaxoSmithKline plc .................. 43,255 803,302
Hansoh Pharmaceutical Group Co. Ltd.
(b)(f)
... 162,000 882,332
Jiangsu Hengrui Medicine Co. Ltd., Class A .. 32,157 515,719
Johnson & Johnson .................. 28,558 4,658,666
Merck & Co., Inc. .................... 52,559 4,050,722
Novartis AG (Registered) .............. 43,739 3,960,356
Novo Nordisk A/S, Class B ............. 356,600 24,843,690
Perrigo Co. plc ..................... 1,463 62,470
Pfizer, Inc. ........................ 60,240 2,162,616
Richter Gedeon Nyrt. ................. 30,272 852,747
Roche Holding AG ................... 9,822 3,389,691
Sanofi ........................... 445,250 41,875,012
Sanofi India Ltd. .................... 881 94,203
Security
Shares
Shares Value
Pharmaceuticals (continued)
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ............................ 68,100 $ 200,750
Sino Biopharmaceutical Ltd. ............ 217,000 201,454
Viatris, Inc.
(f)
....................... 12,570 213,564
Yuhan Corp.
(f)
...................... 4,519 265,063
Zoetis, Inc. ........................ 6,895 1,063,554
148,679,713
Professional Services — 0.2%
Equifax, Inc. ....................... 1,403 248,485
Experian plc ....................... 28,521 996,884
IHS Markit Ltd. ..................... 5,864 510,637
Nielsen Holdings plc .................. 3,843 85,814
NMG, Inc.
(f)
........................ 3,714 237,696
Recruit Holdings Co. Ltd. .............. 15,700 682,910
RELX plc ......................... 439,789 10,888,511
RELX plc ......................... 761,017 18,997,057
Robert Half International, Inc. ............ 1,264 85,320
Thomson Reuters Corp. ............... 30,897 2,519,359
Verisk Analytics, Inc. .................. 1,760 322,960
35,575,633
Real Estate Management & Development — 0.7%
Aldar Properties PJSC ................ 79,017 75,111
Aroundtown SA ..................... 2,335,651 16,214,758
Barwa Real Estate Co. ................ 234,595 211,707
CBRE Group, Inc., Class A
(f)
............ 3,551 216,540
CK Asset Holdings Ltd. ................ 3,541,000 17,667,885
Daito Trust Construction Co. Ltd. ......... 16,100 1,677,845
Emaar Development PJSC
(f)
............ 157,196 125,433
Emaar Malls PJSC
(f)
.................. 130,402 64,096
ESR Cayman Ltd.
(b)(f)
................. 5,924,200 21,112,052
Hang Lung Properties Ltd. .............. 4,005,000 10,642,921
Hongkong Land Holdings Ltd. ........... 3,042,300 14,025,989
LEG Immobilien AG .................. 54,437 7,803,633
Sino Land Co. Ltd. ................... 340,000 470,922
Sun Hung Kai Properties Ltd. ............ 28,500 389,316
Swire Properties Ltd. ................. 21,000 60,871
Vonovia SE ........................ 395,476 26,405,949
117,165,028
Road & Rail — 0.2%
Aurizon Holdings Ltd. ................. 23,760 67,019
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A ........................ 368,700 307,831
BTS Group Holdings PCL, NVDR ......... 2,287,800 720,710
Canadian Pacific Railway Ltd. ........... 20,557 6,906,830
CAR, Inc.
(f)
........................ 114,000 58,667
CJ Logistics Corp.
(f)
.................. 347 52,026
CSX Corp. ........................ 8,300 711,766
Daqin Railway Co. Ltd., Class A .......... 981,417 968,454
East Japan Railway Co. ............... 115,700 7,631,820
JB Hunt Transport Services, Inc. ......... 925 124,560
Kansas City Southern ................. 29,371 5,952,621
Localiza Rent a Car SA
(f)
............... 24,453 285,138
Norfolk Southern Corp. ................ 2,769 655,201
Old Dominion Freight Line, Inc. .......... 1,092 211,848
Union Pacific Corp. .................. 75,174 14,844,610
United International Transportation Co. ..... 17,925 186,619
39,685,720
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.
(f)
.......... 13,059 1,118,373
Analog Devices, Inc. .................. 7,909 1,165,233
Applied Materials, Inc. ................ 23,386 2,260,958
ASML Holding NV ................... 19,370 10,340,753
Broadcom, Inc. ..................... 4,385 1,975,442

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Chipbond Technology Corp. ............. 26,000 $ 63,980
Disco Corp. ........................ 900 292,786
Enphase Energy, Inc.
(f)
................ 1,366 249,090
Intel Corp. ........................ 101,591 5,639,316
ITE Technology, Inc. .................. 146,000 372,262
KLA Corp. ......................... 1,668 467,157
Lam Research Corp. ................. 2,457 1,189,065
LONGi Green Energy Technology Co. Ltd.,
Class A ........................ 501,671 8,320,417
M31 Technology Corp. ................ 12,000 142,413
Maxim Integrated Products, Inc. .......... 4,854 425,744
MediaTek, Inc. ...................... 44,000 1,374,282
Microchip Technology, Inc. .............. 2,814 383,014
Micron Technology, Inc.
(e)(f)
.............. 12,057 943,701
Monolithic Power Systems, Inc. .......... 1,917 681,091
Nanya Technology Corp. ............... 3,032,000 8,623,183
NVIDIA Corp. ...................... 21,297 11,065,708
Parade Technologies Ltd. .............. 6,000 257,264
Phison Electronics Corp. ............... 8,000 107,524
Qorvo, Inc.
(f)
....................... 1,209 206,594
QUALCOMM, Inc. ................... 12,258 1,915,680
Skyworks Solutions, Inc. ............... 1,785 302,111
Taiwan Semiconductor Manufacturing Co. Ltd. 3,620,000 76,502,886
Teradyne, Inc. ...................... 2,442 277,118
Texas Instruments, Inc. ................ 192,134 31,834,682
Tokyo Electron Ltd. .................. 2,400 912,607
Win Semiconductors Corp. ............. 979,000 14,372,593
Xilinx, Inc. ......................... 4,449 580,906
Xinyi Solar Holdings Ltd. ............... 40,000 87,520
184,451,453
Software — 0.5%
Adobe, Inc.
(f)
....................... 23,222 10,653,557
ANSYS, Inc.
(f)
...................... 930 329,564
Autodesk, Inc.
(f)
..................... 2,389 662,780
Cadence Design Systems, Inc.
(f)
.......... 22,087 2,879,924
Check Point Software Technologies Ltd.
(f)
.... 5,694 727,351
Citrix Systems, Inc. .................. 1,355 180,635
Fortinet, Inc.
(f)
...................... 1,473 213,217
HubSpot, Inc.
(f)
..................... 192 71,462
Intuit, Inc. ......................... 38,430 13,882,069
Kingdee International Software Group Co. Ltd.
(f)
111,000 444,641
Microsoft Corp. ..................... 211,806 49,130,520
Nice Ltd.
(f)
......................... 2,234 582,475
NortonLifeLock, Inc. .................. 6,576 138,556
Open Text Corp. .................... 3,245 145,356
Oracle Corp. ....................... 20,499 1,238,755
Paycom Software, Inc.
(f)
............... 531 201,642
salesforce.com, Inc.
(f)
................. 9,902 2,233,495
ServiceNow, Inc.
(f)
................... 11,610 6,306,088
Synopsys, Inc.
(f)
..................... 1,691 431,966
Tyler Technologies, Inc.
(f)
............... 439 185,605
Zendesk, Inc.
(f)
..................... 1,147 165,443
90,805,101
Specialty Retail — 0.2%
ABC-Mart, Inc. ..................... 19,200 1,092,094
Advance Auto Parts, Inc. ............... 708 105,591
AutoZone, Inc.
(f)
..................... 244 272,882
Best Buy Co., Inc. ................... 3,452 375,647
CarMax, Inc.
(f)
...................... 1,678 197,635
China Tourism Group Duty Free Corp. Ltd.,
Class A ........................ 14,800 671,931
Fast Retailing Co. Ltd. ................ 5,700 4,899,277
Gap, Inc. (The)
(f)
.................... 2,303 46,636
GOME Retail Holdings Ltd.
(f)
............ 1,885,000 302,876
Security
Shares
Shares Value
Specialty Retail (continued)
Home Depot, Inc. (The) ............... 25,646 $ 6,945,450
Home Product Center PCL, NVDR ........ 2,614,500 1,192,244
Jarir Marketing Co. ................... 11,717 546,066
Kingfisher plc
(f)
..................... 37,177 141,131
L Brands, Inc. ...................... 2,497 101,778
Lowe's Cos., Inc. .................... 7,922 1,321,786
Mr Price Group Ltd. .................. 9,372 106,493
Nitori Holdings Co. Ltd. ................ 16,500 3,274,640
O'Reilly Automotive, Inc.
(f)
.............. 767 326,335
Ross Stores, Inc. .................... 3,856 429,134
Suning.com Co. Ltd., Class A ............ 436,300 446,448
TJX Cos., Inc. (The) .................. 14,166 907,191
Topsports International Holdings Ltd.
(b)
...... 6,496,000 10,526,531
Tractor Supply Co. ................... 1,289 182,703
Ulta Beauty, Inc.
(f)
.................... 616 172,332
USS Co. Ltd. ....................... 14,900 293,405
Vivo Energy plc
(b)
.................... 350,797 372,500
Yamada Holdings Co. Ltd. .............. 118,700 605,113
Zhongsheng Group Holdings Ltd. ......... 23,500 137,625
35,993,474
Technology Hardware, Storage & Peripherals — 0.3%
Acer, Inc.
(f)
........................ 1,063,000 1,023,654
Advantech Co. Ltd. .................. 36,295 447,559
Apple, Inc. ........................ 235,559 31,084,366
Asustek Computer, Inc. ................ 181,000 1,849,566
Catcher Technology Co. Ltd. ............ 283,000 1,995,599
Chicony Electronics Co. Ltd. ............ 176,000 542,731
Compal Electronics, Inc. ............... 3,955,000 3,025,095
Hewlett Packard Enterprise Co. .......... 88,171 1,088,030
HP, Inc. .......................... 25,482 620,232
Inventec Corp. ...................... 181,000 150,281
Lenovo Group Ltd. ................... 2,040,000 2,374,443
Lite-On Technology Corp. .............. 1,185,000 2,320,871
NetApp, Inc. ....................... 6,732 447,274
Quanta Computer, Inc. ................ 665,000 1,913,155
Seagate Technology plc ............... 2,392 158,159
Western Digital Corp. ................. 3,199 180,520
Wistron Corp. ...................... 61,000 67,970
Wiwynn Corp. ...................... 292,000 8,574,524
Xerox Holdings Corp. ................. 1,620 34,069
Xiaomi Corp., Class B
(b)(f)
............... 197,800 738,721
58,636,819
Textiles, Apparel & Luxury Goods — 0.2%
ANTA Sports Products Ltd. ............. 68,000 1,119,861
Eclat Textile Co. Ltd. .................. 28,000 404,586
Hanesbrands, Inc. ................... 3,888 59,448
Kering SA ......................... 7,080 4,646,842
LVMH Moet Hennessy Louis Vuitton SE ..... 35,207 21,285,994
NIKE, Inc., Class B .................. 79,348 10,600,099
PVH Corp. ........................ 774 65,991
Ralph Lauren Corp. .................. 459 46,382
Shenzhou International Group Holdings Ltd. .. 79,700 1,554,270
Tapestry, Inc. ....................... 3,099 97,990
Under Armour, Inc., Class A
(f)
............ 2,023 35,403
Under Armour, Inc., Class C
(f)
............ 2,090 31,287
VF Corp. ......................... 3,451 265,278
40,213,431
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 483,830 15,732,654
Tobacco — 0.3%
Altria Group, Inc. .................... 20,034 822,997
British American Tobacco plc ............ 554,611 20,153,387
Imperial Brands plc .................. 14,316 287,345

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Tobacco (continued)
ITC Ltd. .......................... 270,116 $ 750,907
KT&G Corp. ....................... 24,612 1,760,905
Philip Morris International, Inc. ........... 337,792 26,905,133
RLX Technology, Inc., ADR
(f)
............ 348,828 7,848,630
58,529,304
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)
.................. 1,212,200 9,871,925
Fastenal Co. ....................... 6,186 282,020
Ferguson plc ....................... 168,370 19,549,237
MonotaRO Co. Ltd. .................. 5,500 275,597
United Rentals, Inc.
(f)
................. 777 188,819
WW Grainger, Inc. ................... 8,741 3,185,133
33,352,731
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(f)
.................... 83,409 12,863,074
Anhui Expressway Co. Ltd., Class H ....... 66,000 41,548
Atlantia SpA
(f)
...................... 768,511 12,174,769
Atlas Arteria Ltd.
(g)
................... 1,934,058 9,321,622
Auckland International Airport Ltd. ........ 1,099,257 5,847,944
COSCO SHIPPING Ports Ltd. ........... 226,000 160,324
Fraport AG Frankfurt Airport Services
Worldwide
(f)
..................... 172,311 9,335,160
Getlink SE
(f)
....................... 332,541 5,124,680
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
....................... 1,138,747 11,450,243
Hamburger Hafen und Logistik AG ........ 130,883 2,827,229
International Container Terminal Services, Inc. 101,740 250,516
Jiangsu Expressway Co. Ltd., Class H ..... 9,898,000 11,478,271
Macquarie Infrastructure Corp. ........... 4,402 122,332
Saudi Industrial Services Co. ............ 7,668 72,667
Shanghai International Airport Co. Ltd., Class A 15,400 188,258
Shanghai International Port Group Co. Ltd.,
Class A ........................ 192,700 131,687
Shenzhen Expressway Co. Ltd., Class H .... 156,000 143,271
Sydney Airport
(f)(g)
.................... 2,060,576 8,953,818
Taiwan High Speed Rail Corp. ........... 344,000 354,825
Transurban Group
(g)
.................. 2,346,458 23,643,147
Westports Holdings Bhd. ............... 127,100 134,729
114,620,114
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 60,671 9,647,902
Guangdong Investment Ltd. ............. 716,000 1,254,050
Luenmei Quantum Co. Ltd., Class A ....... 193,200 289,705
Severn Trent plc .................... 113,812 3,597,932
14,789,589
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ........ 236,700 1,357,585
Axiata Group Bhd. ................... 311,800 256,193
DiGi.Com Bhd. ..................... 225,500 210,964
Etihad Etisalat Co.
(f)
.................. 54,444 414,568
Far EasTone Telecommunications Co. Ltd. ... 229,000 490,402
Global Telecom Holding SAE
(c)(f)
.......... 201,938 62,985
Globe Telecom, Inc. .................. 4,625 186,457
Intouch Holdings PCL, NVDR ........... 720,100 1,343,996
KDDI Corp. ........................ 60,100 1,766,503
Maxis Bhd. ........................ 177,700 209,317
Mobile Telecommunications Co. KSCP ..... 84,503 176,792
Mobile TeleSystems PJSC .............. 1,260,069 5,474,947
Mobile TeleSystems PJSC, ADR .......... 431,635 3,884,715
Sistema PJSFC ..................... 414,313 172,960
SK Telecom Co. Ltd. .................. 10,204 2,225,380
SK Telecom Co. Ltd., ADR
(e)
............ 7,982 192,845
Taiwan Mobile Co. Ltd. ................ 308,000 1,057,538
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Tele2 AB, Class B ................... 1,079,230 $ 14,894,281
TIM SA, ADR
(f)
...................... 126 1,517
T-Mobile US, Inc.
(f)
................... 6,327 797,708
Turkcell Iletisim Hizmetleri A/S ........... 58,194 127,436
Vodacom Group Ltd. ................. 133,106 1,085,769
36,390,858
Total Common Stocks — 21.6%
(Cost: $3,149,521,859) ............................ 3,725,789,635
Par (000)
Par (000)
Corporate Bonds — 35.6%
Aerospace & Defense — 0.9%
Boeing Co. (The):
4.88%, 05/01/25 .................. USD 2,475 2,793,849
2.70%, 02/01/27 .................. 525 543,356
5.15%, 05/01/30 .................. 8,170 9,701,458
3.85%, 11/01/48 .................. 225 224,084
3.75%, 02/01/50 .................. 150 151,040
5.81%, 05/01/50 .................. 8,406 11,082,331
5.93%, 05/01/60 .................. 11,893 15,976,448
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 .................. 5,010 5,247,975
5.75%, 03/15/22 .................. 3,344 3,431,780
6.13%, 01/15/23 .................. 102 102,428
7.50%, 12/01/24 .................. 650 625,625
7.50%, 03/15/25 .................. 2,962 2,773,173
7.88%, 04/15/27 .................. 2,001 1,847,263
BWX Technologies, Inc.
(b)
:
5.38%, 07/15/26 .................. 489 505,690
4.13%, 06/30/28 .................. 2,594 2,710,730
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,894,217
Howmet Aerospace, Inc.:
5.87%, 02/23/22 .................. 805 840,219
5.13%, 10/01/24 .................. 306 336,633
6.88%, 05/01/25 .................. 500 582,500
5.90%, 02/01/27 .................. 1,156 1,345,619
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,096,900
L3Harris Technologies, Inc.:
3.83%, 04/27/25 .................. 1,165 1,302,038
4.40%, 06/15/28 .................. 500 592,306
1.80%, 01/15/31 .................. 270 270,742
4.85%, 04/27/35 .................. 500 650,057
5.05%, 04/27/45 .................. 200 271,028
Lockheed Martin Corp.:
4.07%, 12/15/42 .................. 112 139,895
3.80%, 03/01/45 .................. 682 818,492
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 1,550 1,726,116
3.85%, 04/15/45 .................. 778 909,269
Raytheon Technologies Corp.:
4.13%, 11/16/28 .................. 1,548 1,821,279
4.50%, 06/01/42 .................. 1,695 2,151,822
4.05%, 05/04/47 .................. 600 717,921
Rolls-Royce plc:
4.63%, 02/16/26 .................. EUR 271 349,426
5.75%, 10/15/27
(b)
................. USD 4,970 5,317,900
5.75%, 10/15/27 .................. GBP 117 173,533
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 .................. USD 1,195 1,224,516
4.00%, 03/01/28 .................. 2,736 2,789,024
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. 1,278 1,340,303

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... USD 600 $ 675,378
TransDigm, Inc.:
6.50%, 07/15/24 .................. 500 508,750
8.00%, 12/15/25
(b)
................. 11,477 12,552,969
6.25%, 03/15/26
(b)
................. 35,107 37,132,674
6.38%, 06/15/26 .................. 2,487 2,567,827
7.50%, 03/15/27 .................. 1,000 1,070,000
5.50%, 11/15/27 .................. 2,985 3,063,207
4.63%, 01/15/29
(b)
................. 3,512 3,487,873
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 8,329 9,167,106
159,604,769
Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29 .................. 781 857,914
4.55%, 04/01/46 .................. 300 364,024
5.25%, 05/15/50 .................. 350 471,386
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 171,800
1,865,124
Airlines — 0.3%
American Airlines, Inc., 11.75%, 07/15/25
(b)
.. 3,274 3,783,762
Avianca Holdings SA
(a)
:
(LIBOR USD 3 Month + 12.00%), 12.25%,
11/10/21
(b)
.................... 6,688 6,345,338
(LIBOR USD 6 Month + 0.75%), 12.25%,
11/10/21 ..................... 694 694,000
British Airways Pass-Through Trust, Series
2020-1, Class A, 4.25%, 11/15/32
(b)
..... 670 721,224
Delta Air Lines, Inc.:
4.50%, 10/20/25
(b)
................. 894 955,367
7.38%, 01/15/26 .................. 825 947,782
4.75%, 10/20/28
(b)
................. 5,478 6,070,383
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ 2,384 2,479,360
International Consolidated Airlines Group SA:
0.63%, 11/17/22
(h)
................. EUR 600 646,434
0.50%, 07/04/23 .................. 500 543,733
1.50%, 07/04/27 .................. 200 205,090
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,912 7,560,134
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
1,001 1,135,101
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 168,638
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 . 455 465,237
Series 2020-1, Class A, 5.88%, 10/15/27 . 10,876 12,147,071
44,868,654
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(b)
600 607,500
Adient US LLC
(b)
:
9.00%, 04/15/25 .................. 105 117,469
7.00%, 05/15/26 .................. 1,400 1,523,571
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 .................. 5,949 6,557,404
3.75%, 01/30/31 .................. 2,453 2,439,460
American Axle & Manufacturing, Inc.:
6.25%, 04/01/25 .................. 490 504,700
6.50%, 04/01/27 .................. 350 366,117
Clarios Global LP:
6.75%, 05/15/25
(b)
................. 5,097 5,429,885
4.38%, 05/15/26 .................. EUR 1,500 1,877,301
6.25%, 05/15/26
(b)
................. USD 8,688 9,245,509
8.50%, 05/15/27
(b)
................. 14,712 15,580,008
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 2,088,000
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 2,566 2,726,375
Faurecia SE, 3.75%, 06/15/28 .......... EUR 590 752,625
Security
Par (000)
Par (000) Value
Auto Components (continued)
Goodyear Europe BV, 3.75%, 12/15/23 .... EUR 300 $ 363,613
Goodyear Tire & Rubber Co. (The), 5.13%,
11/15/23 ...................... USD 615 615,437
Icahn Enterprises LP:
6.75%, 02/01/24 .................. 1,000 1,020,880
4.75%, 09/15/24 .................. 2,616 2,763,150
6.38%, 12/15/25 .................. 5,379 5,547,094
6.25%, 05/15/26 .................. 5,799 6,127,154
5.25%, 05/15/27 .................. 2,504 2,629,250
4.38%, 02/01/29
(b)
................. 2,039 2,024,523
IHO Verwaltungs GmbH
(i)
:
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 621,000
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... EUR 906 1,138,125
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 212,313
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 213,000
Real Hero Merger Sub 2, Inc., 6.25%,
02/01/29
(b)
..................... 267 273,915
Schaeffler AG, 3.38%, 10/12/28 ......... EUR 300 400,464
Tenneco, Inc.:
5.00%, 07/15/26 .................. USD 117 107,933
7.88%, 01/15/29
(b)
................. 1,213 1,364,631
ZF Europe Finance BV:
2.00%, 02/23/26 .................. EUR 1,200 1,429,634
2.50%, 10/23/27 .................. 500 602,207
ZF Finance GmbH:
3.00%, 09/21/25 .................. 700 871,278
2.75%, 05/25/27 .................. 400 487,781
3.75%, 09/21/28 .................. 900 1,159,695
79,789,001
Automobiles — 0.3%
Ford Motor Co.:
8.50%, 04/21/23 .................. USD 515 577,057
9.00%, 04/22/25 .................. 640 780,000
4.35%, 12/08/26 .................. 59 63,082
9.63%, 04/22/30 .................. 635 899,915
4.75%, 01/15/43 .................. 2,544 2,567,670
5.29%, 12/08/46 .................. 704 741,615
General Motors Co.:
6.25%, 10/02/43 .................. 3,408 4,610,887
5.20%, 04/01/45 .................. 2,534 3,118,699
6.75%, 04/01/46 .................. 767 1,104,631
5.95%, 04/01/49 .................. 4,565 6,193,149
Hyundai Capital America, 0.80%, 01/08/24
(b)
. 1,800 1,793,862
Jaguar Land Rover Automotive plc:
5.63%, 02/01/23
(b)
................. 150 149,250
7.75%, 10/15/25
(b)
................. 370 401,450
4.50%, 01/15/26 .................. EUR 700 847,157
6.88%, 11/15/26 .................. 400 532,601
4.50%, 10/01/27
(b)
................. USD 450 436,605
5.88%, 01/15/28
(b)
................. 570 580,445
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 .................. 3,740 3,928,201
4.35%, 09/17/27 .................. 1,195 1,319,607
4.81%, 09/17/30 .................. 3,340 3,722,012
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)
........... EUR 900 1,103,794
Renault SA:
1.25%, 06/24/25 .................. 200 239,363
2.38%, 05/25/26 .................. 500 615,011
Tesla, Inc., 5.30%, 08/15/25
(b)
.......... USD 4,456 4,632,903
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 .................. 1,880 1,887,332

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Automobiles (continued)
1.25%, 11/24/25 .................. USD 305 $ 306,627
Volvo Car AB, 2.50%, 10/07/27 ......... EUR 428 558,354
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,581 1,703,528
45,414,807
Banks — 5.1%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(j)
............ EUR 900 1,154,765
AIB Group plc:
4.75%, 10/12/23
(b)
................. USD 1,500 1,646,081
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(a)(j)
..................... EUR 2,400 3,043,584
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(a)(j)
..................... 7,793 10,450,201
Al Ahli Bank of Kuwait KSCP, (USD Swap Semi
5 Year + 4.17%), 7.25%
(a)(j)
........... USD 630 670,753
Australia & New Zealand Banking Group Ltd.
(a)
(j)
:
(USD Swap Rate 5 Year + 5.17%), 6.75%
(b)
10,134 11,885,155
(USD Swap Rate 5 Year + 5.17%), 6.75% . 2,062 2,418,314
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.66%), 5.87% EUR 1,200 1,532,714
(EUR Swap Annual 5 Year + 6.04%), 6.00% 1,200 1,548,878
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 19,000 19,764,750
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 1,860 1,906,537
Banco de Sabadell SA
(a)
:
(EUR Swap Annual 5 Year + 6.41%),
6.50%
(j)
...................... EUR 2,400 2,865,920
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 2,300 2,711,382
Banco do Brasil SA, 4.75%, 03/20/24 ...... USD 3,165 3,392,722
Banco Espirito Santo SA
(f)(k)
:
2.63%, 05/08/17 .................. EUR 800 126,209
4.75%, 01/15/18 .................. 1,500 236,643
4.00%, 01/21/19 .................. 5,400 851,912
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ USD 5,084 5,389,040
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,980,025
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(j)
..................... EUR 7,100 9,027,198
2.75%, 05/28/25 .................. USD 1,000 1,069,283
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(j)
..................... EUR 5,800 7,012,195
Bancolombia SA, 3.00%, 01/29/25 ....... USD 2,355 2,425,650
Bangkok Bank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.73%),
5.00%
(j)
...................... 4,400 4,620,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.90%),
3.73%, 09/25/34 ................ 4,562 4,781,546
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)
........ 5,188 5,423,587
Bank of America Corp.:
4.20%, 08/26/24 .................. 2,650 2,960,253
Series L, 3.95%, 04/21/25 ........... 1,610 1,799,588
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 2,006,424
4.45%, 03/03/26 .................. 2,130 2,457,949
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,446,441
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 26,925
Security
Par (000)
Par (000) Value
Banks (continued)
Series L, 4.75%, 04/21/45 ........... USD 225 $ 302,422
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 315 399,458
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,540 1,860,260
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 190 189,489
Bank of East Asia Ltd. (The)
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%),
5.87% ....................... 6,917 7,286,627
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.53%),
5.83% ....................... 1,890 2,018,520
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.50%), 4.12%, 09/19/27
(a)
......... 600 612,022
Bankia SA
(a)(j)
:
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 5,600 7,033,736
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,644,555
Barclays plc:
3.20%, 08/10/21 .................. USD 1,310 1,329,376
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(j)
........................... 23,634 24,813,053
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(j)
........................... 18,490 20,134,686
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(j)
..................... 2,900 3,251,625
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
............... 715 717,780
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.12%
(a)(j)
.. GBP 2,452 3,741,763
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(j)
..................... USD 13,075 14,153,688
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(j)
.. GBP 3,026 4,472,577
5.20%, 05/12/26 .................. USD 400 462,752
4.84%, 05/09/28 .................. 1,180 1,346,440
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,528,162
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)
........... 2,621 2,778,522
BNP Paribas SA:
6.50%
(j)
........................ 1,146 1,151,936
(USD Swap Semi 5 Year + 6.31%), 7.63%
(a)
(b)(j)
......................... 13,792 13,895,440
(LIBOR USD 6 Month + 0.08%), 0.34%
(a)(j)
450 378,270
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(j)
..................... EUR 1,755 2,246,961
(USD Swap Rate 5 Year + 4.15%), 6.63%
(a)
(j)
........................... USD 3,900 4,222,920
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
................... 1,335 1,481,676
(USD Swap Semi 5 Year + 5.15%), 7.38%
(a)
(j)
........................... 400 462,095
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
... 1,905 1,991,620
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
... 1,155 1,158,419
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
4.50%
(a)(b)(j)
.................... 4,085 4,049,256
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
................... 700 793,202

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
2.59%, 08/12/35
(a)(b)
.............. USD 610 $ 607,239
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(j)
................ 2,225 2,296,617
CaixaBank SA
(a)(j)
:
(EUR Swap Annual 5 Year + 6.50%), 6.75% EUR 9,400 12,514,250
(EUR Swap Annual 5 Year + 4.50%), 5.25% 2,600 3,219,092
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(j)
............... USD 630 641,419
CIT Group, Inc., 5.00%, 08/01/23 ........ 4,388 4,799,375
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,035,426
Series U, (SOFR + 3.81%), 5.00%
(a)(j)
.... 36,000 37,327,500
3.20%, 10/21/26 .................. 800 882,174
4.45%, 09/29/27 .................. 4,225 4,935,531
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 313,802
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 459,055
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,867,183
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 2,355 2,453,549
Commerzbank AG
(a)(j)
:
(EUR Swap Annual 5 Year + 6.36%), 6.12% EUR 5,400 6,897,211
(EUR Swap Annual 5 Year + 6.74%), 6.50% 1,000 1,371,312
Cooperatieve Rabobank UA:
3.88%, 02/08/22 .................. USD 250 259,218
(EUR Swap Annual 5 Year + 4.10%),
4.62%
(a)(j)
..................... EUR 200 264,857
Credit Agricole SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
USD 14,675 16,527,719
(USD Swap Semi 5 Year + 6.19%), 8.12% 1,796 2,168,670
(USD Swap Semi 5 Year + 6.19%), 8.12%
(b)
26,568 32,080,860
(GBP Swap 5 Year + 4.54%), 7.50% .... GBP 400 647,396
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. USD 270 284,375
Danske Bank A/S
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... 1,460 1,466,798
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(j)
...................... 24,620 27,328,200
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 854,560
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(j)
..................... 2,000 2,072,440
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(j)
............ 3,235 3,452,352
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(j)
............ EUR 3,600 4,832,963
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(j)
........................... USD 13,674 13,863,932
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,373,339
3.60%, 05/25/23 .................. 2,500 2,681,790
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(j)
........................... 4,019 4,389,552
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(j)
..................... 9,830 9,965,163
5.25%, 03/14/44 .................. 340 450,624
Security
Par (000)
Par (000) Value
Banks (continued)
Huntington National Bank (The):
3.13%, 04/01/22 .................. USD 310 $ 319,546
1.80%, 02/03/23 .................. 700 718,924
ING Groep NV
(a)(j)
:
(USD Swap Rate 5 Year + 4.20%), 6.75% . 14,952 16,185,540
(USD Swap Semi 5 Year + 4.45%), 6.50% 2,010 2,206,176
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75% ....................... 400 433,500
Intesa Sanpaolo SpA:
5.02%, 06/26/24
(b)
................. 1,500 1,631,868
5.71%, 01/15/26
(b)
................. 1,000 1,132,456
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(j)
..................... EUR 7,405 10,704,975
5.15%, 06/10/30 .................. GBP 1,725 2,749,564
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(j)
..................... EUR 1,900 2,553,151
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. USD 3,245 3,371,717
JPMorgan Chase & Co.:
3.38%, 05/01/23 .................. 1,680 1,789,408
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 370,034
4.25%, 10/01/27 .................. 1,420 1,666,765
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 1,675 1,917,148
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 115,616
(LIBOR USD 3 Month + 1.16%), 3.70%,
05/06/30
(a)
.................... 2,800 3,200,029
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 775 908,171
5.50%, 10/15/40 .................. 970 1,379,595
5.40%, 01/06/42 .................. 480 686,281
5.63%, 08/16/43 .................. 345 499,037
4.95%, 06/01/45 .................. 1,385 1,891,351
Series W, (LIBOR USD 3 Month + 1.00%),
1.22%, 05/15/47
(a)
............... 31,938 26,508,540
Kasikornbank PCL
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(j)
...................... 4,660 4,892,488
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ................ 4,561 4,771,946
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(j)
................ EUR 5,000 6,438,490
Lloyds Banking Group plc:
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,041,284
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,208,717
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(j)
........................... 3,975 4,533,289
4.58%, 12/10/25 .................. 2,350 2,679,947
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(j)
..................... 7,290 8,119,237
Macquarie Bank Ltd.
(a)(j)
:
(USD Swap Semi 5 Year + 3.70%), 6.13%
(b)
31,745 34,205,237
(USD Swap Semi 5 Year + 3.70%), 6.13% 1,680 1,810,200
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 .................. 685 695,732
3.22%, 03/07/22 .................. 1,200 1,238,656
3.76%, 07/26/23 .................. 15 16,226
1.41%, 07/17/25 .................. 1,595 1,625,527
2.05%, 07/17/30 .................. 1,000 1,018,245

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(j)
............ USD 4,045 $ 4,105,675
National Westminster Bank plc
(a)(j)
:
Series C, (LIBOR USD 3 Month + 0.25%),
0.50% ....................... 2,210 2,074,439
Series A, (LIMEAN USD 6 Month + 0.25%),
0.50% ....................... 380 356,470
Series B, (LIBOR USD 6 Month + 0.25%),
0.41% ....................... 500 469,040
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(j)
........................... 26,358 27,280,530
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
............... 590 610,143
5.13%, 05/28/24 .................. 1,360 1,528,456
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
.................... 800 881,226
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.12%
(a)(j)
.. GBP 1,200 1,730,499
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
............... USD 1,970 2,128,468
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
............... 1,210 1,215,505
Nordea Bank Abp:
0.75%, 08/28/25
(b)
................. 1,745 1,743,395
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(j)
.................... 33,175 37,819,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(j)
..................... 5,594 6,377,160
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 588,592
QIIB Tier 1 Sukuk Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.19%), 4.88%
(a)(j)
............... 630 647,522
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(j)
............ 4,500 4,566,094
Santander Holdings USA, Inc., 4.45%, 12/03/21 179 184,441
Santander UK Group Holdings plc:
2.88%, 08/05/21 .................. 1,150 1,164,895
(GBP Swap 5 Year + 5.54%), 7.37%
(a)(j)
.. GBP 275 390,921
3.57%, 01/10/23 .................. USD 2,745 2,823,871
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(j)
.. GBP 5,825 8,599,661
Santander UK plc:
3.75%, 11/15/21 .................. USD 990 1,016,894
2.10%, 01/13/23 .................. 315 325,345
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.05%), 5.87%
(a)(j)
............ 1,420 1,542,919
Societe Generale SA
(a)(j)
:
(USD Swap Semi 5 Year + 4.98%), 7.88% 6,732 7,392,611
(USD Swap Rate 5 Year + 5.87%), 8.00% . 3,983 4,680,662
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
16,275 19,125,729
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)
...................... 16,575 17,279,438
Standard Chartered plc
(a)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 934,768
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(j)
...................... USD 1,600 $ 1,738,080
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26
(b)
.................... 1,325 1,404,678
Stichting AK Rabobank Certificaten, 0.00%
(d)(j)
EUR 5,123 8,159,954
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 01/15/25 .................. USD 1,675 1,771,090
2.75%, 01/15/30 .................. 950 1,020,627
Svenska Handelsbanken AB
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%),
4.38% ....................... 600 627,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.05%),
4.75% ....................... 400 421,878
TMB Bank PCL, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.26%),
4.90%
(a)(j)
..................... 4,281 4,271,635
UniCredit SpA:
6.57%, 01/14/22
(b)
................. 2,450 2,576,050
3.75%, 04/12/22
(b)
................. 1,140 1,177,544
(EUR Swap Annual 5 Year + 9.30%),
9.25%
(a)(j)
..................... EUR 4,900 6,419,086
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(j)
..................... 3,800 4,830,536
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(j)
........................... USD 24,210 26,056,012
(EUR Swap Annual 5 Year + 4.93%),
5.37%
(a)(j)
..................... EUR 1,000 1,241,979
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(j)
..................... 2,625 3,683,314
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 846,516
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)
............... EUR 1,000 1,319,779
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)
.................... 400 479,280
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)
.................... 400 486,660
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. USD 1,475 1,586,411
Unione di Banche Italiane SpA
(a)
:
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(j)
...................... EUR 2,050 2,627,715
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29 ..................... 700 945,477
US Bancorp, 3.00%, 07/30/29 .......... USD 380 418,273
Wachovia Capital Trust II, (LIBOR USD 3 Month
+ 0.50%), 0.74%, 01/15/27
(a)
......... 2,055 1,978,842
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 804,427
5.61%, 01/15/44 .................. 350 477,884
4.65%, 11/04/44 .................. 210 256,814
3.90%, 05/01/45 .................. 250 297,752
4.40%, 06/14/46 .................. 525 627,066
4.75%, 12/07/46 .................. 1,000 1,256,127
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
.................... 1,370 1,884,254
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
.......... 460 464,674

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(j)
..................... USD 4,903 $ 5,128,232
871,233,353
Beverages — 0.1%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36 .................. 2,590 3,199,048
4.90%, 02/01/46 .................. 1,600 2,004,697
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 2,950 3,581,990
4.75%, 04/15/58 .................. 631 784,972
5.80%, 01/23/59 .................. 725 1,054,896
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,410,143
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,080,984
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. 2,515 2,794,008
Primo Water Holdings, Inc., 5.50%, 04/01/25
(b)
500 515,155
20,425,893
Biotechnology — 0.1%
AbbVie, Inc.:
3.38%, 11/14/21 .................. 365 373,702
3.80%, 03/15/25 .................. 850 944,168
3.60%, 05/14/25 .................. 25 27,711
4.55%, 03/15/35 .................. 350 432,323
4.05%, 11/21/39 .................. 100 117,237
4.40%, 11/06/42 .................. 2,075 2,547,804
4.70%, 05/14/45 .................. 270 340,170
4.45%, 05/14/46 .................. 650 797,038
4.88%, 11/14/48 .................. 840 1,104,800
4.25%, 11/21/49 .................. 350 424,852
Amgen, Inc.:
2.65%, 05/11/22 .................. 1,000 1,028,525
4.56%, 06/15/48 .................. 610 788,637
Biogen, Inc., 3.63%, 09/15/22 .......... 600 631,342
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
704 722,684
Gilead Sciences, Inc.:
4.50%, 02/01/45 .................. 1,100 1,366,207
4.75%, 03/01/46 .................. 375 483,050
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... 1,200 1,278,000
13,408,250
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,263,802
Builders FirstSource, Inc.
(b)
:
6.75%, 06/01/27 .................. 1,202 1,293,652
5.00%, 03/01/30 .................. 880 940,500
Carrier Global Corp., 1.92%, 02/15/23 ..... 425 437,049
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 3,809 3,980,405
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 1,197 1,243,384
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 4,282 4,560,330
HT Troplast GmbH, 9.25%, 07/15/25 ...... EUR 376 503,521
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,576,750
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 .................. 902 967,395
4.63%, 12/15/25 .................. 616 628,320
4.88%, 12/15/27 .................. 86 90,300
Masonite International Corp., 5.38%, 02/01/28
(b)
2,046 2,190,468
PGT Innovations, Inc., 6.75%, 08/01/26
(b)
... 430 456,338
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. 4,757 4,998,656
Standard Industries, Inc.:
2.25%, 11/21/26 .................. EUR 419 516,422
Security
Par (000)
Par (000) Value
Building Products (continued)
5.00%, 02/15/27
(b)
................. USD 681 $ 709,092
4.75%, 01/15/28
(b)
................. 625 658,781
4.38%, 07/15/30
(b)
................. 5,757 6,109,616
3.38%, 01/15/31
(b)
................. 4,258 4,205,627
Summit Materials LLC
(b)
:
6.50%, 03/15/27 .................. 445 471,700
5.25%, 01/15/29 .................. 1,282 1,349,305
41,151,413
Capital Markets — 1.5%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 282,120
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70%
(a)(j)
13,600 13,973,320
Compass Group Diversified Holdings LLC,
8.00%, 05/01/26
(b)
................ 625 656,844
Credit Suisse AG:
3.00%, 10/29/21 .................. 580 591,671
2.80%, 04/08/22 .................. 780 803,326
Credit Suisse Group AG
(a)
:
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
(j)
........................... 7,320 7,967,674
(USD Swap Semi 5 Year + 4.60%), 7.50%
(j)
1,200 1,329,643
(USD Swap Semi 5 Year + 3.46%), 6.25%
(j)
600 656,244
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
(j)
........................... 40,534 44,333,657
(SOFR + 1.56%), 2.59%, 09/11/25
(b)
..... 1,375 1,450,885
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.33%),
7.25%
(j)
...................... 1,000 1,125,600
(SOFR + 2.04%), 2.19%, 06/05/26
(b)
.... 3,955 4,111,592
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(b)(j)
..................... 14,145 15,753,994
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)(j)
..................... 3,530 3,732,799
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%),
5.10%
(b)(j)
..................... 1,080 1,104,624
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%),
4.50%
(b)(j)
..................... 2,485 2,460,150
Deutsche Bank AG:
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,537,406
4.50%, 04/01/25 .................. 400 428,084
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(j)
..................... 8,400 8,158,500
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 603,778
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... 1,200 1,231,998
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 420 417,714
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 751,352
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 888 894,675
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 953,875
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50%
(a)(j)
..................... 12,030 13,217,481
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95%
(a)(j)
..................... 6,755 7,147,601

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... USD 930 $ 1,012,538
3.75%, 02/25/26 .................. 675 760,935
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 2,075 2,434,828
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 340 339,367
6.75%, 10/01/37 .................. 650 960,775
5.15%, 05/22/45 .................. 195 261,982
Intercontinental Exchange, Inc.:
3.10%, 09/15/27 .................. 25 27,789
4.25%, 09/21/48 .................. 250 308,857
LHC3 plc, 4.13%, (4.13% Cash or 9.00% PIK),
08/15/24
(i)
..................... EUR 1,056 1,303,294
LPL Holdings, Inc., 4.63%, 11/15/27
(b)
..... USD 765 798,469
Morgan Stanley:
4.88%, 11/01/22 .................. 1,235 1,327,968
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,410,626
3.95%, 04/23/27 .................. 425 486,827
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 1,450 1,640,154
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 2,110,033
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 1,225 1,394,811
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 250 248,377
MSCI, Inc.
(b)
:
4.75%, 08/01/26 .................. 345 357,075
5.38%, 05/15/27 .................. 1,755 1,885,010
4.00%, 11/15/29 .................. 838 891,138
3.63%, 09/01/30 .................. 1,461 1,550,486
3.88%, 02/15/31 .................. 2,126 2,261,639
Owl Rock Capital Corp.:
4.25%, 01/15/26 .................. 1,104 1,170,697
3.40%, 07/15/26 .................. 680 697,125
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
..................... 960 983,050
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... 4,100 4,331,906
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.22%, 06/15/47
(a)
........... 44,775 38,636,766
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,828,862
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.50%), 6.87%
(j)
10,865 10,920,194
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(j)
........................... 11,500 12,621,250
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,064,148
(USD Swap Semi 5 Year + 4.87%), 7.00%
(j)
18,595 21,151,441
(USD Swap Semi 5 Year + 4.59%), 6.87%
(j)
5,176 5,823,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(j)
...................... 1,200 1,281,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 534,561
266,493,585
Chemicals — 0.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ...................... 220 227,763
Ashland LLC, 4.75%, 08/15/22
(d)
......... 93 97,204
Ashland Services BV, 2.00%, 01/30/28 ..... EUR 1,120 1,360,943
Atotech Alpha 2 BV, 8.75%, (8.75% Cash or
9.50% PIK), 06/01/23
(b)(i)
............ USD 2,607 2,633,298
Atotech Alpha 3 BV, 6.25%, 02/01/25
(b)
..... 10,838 11,000,570
Avient Corp., 5.25%, 03/15/23 .......... 400 426,000
Security
Par (000)
Par (000) Value
Chemicals (continued)
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 .................. USD 660 $ 692,340
3.38%, 02/15/29 .................. 2,883 2,822,875
Blue Cube Spinco LLC, 10.00%, 10/15/25 ... 6,427 6,828,687
CeramTec BondCo GmbH, 5.25%, 12/15/25 . EUR 400 494,257
CF Industries, Inc., 4.95%, 06/01/43 ...... USD 1,075 1,281,937
Chemours Co. (The):
5.38%, 05/15/27 .................. 674 725,392
5.75%, 11/15/28
(b)
................. 2,894 2,995,710
CVR Partners LP, 9.25%, 06/15/23
(b)
...... 300 304,917
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 135 145,378
DuPont de Nemours, Inc.:
5.32%, 11/15/38 .................. 375 498,606
5.42%, 11/15/48 .................. 250 352,445
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 275,392
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 9,715 9,781,305
Equate Petrochemical BV, 4.25%, 11/03/26
(b)
. 4,923 5,435,300
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,584,700
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,969,620
HB Fuller Co., 4.25%, 10/15/28 ......... 933 953,992
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 2,258 2,516,993
INEOS Finance plc:
2.13%, 11/15/25 .................. EUR 400 478,459
3.38%, 03/31/26 .................. 1,654 2,067,629
INEOS Group Holdings SA, 5.63%, 08/01/24
(b)
USD 400 407,084
INEOS Quattro Finance 1 plc, 3.75%, 07/15/26 EUR 161 197,988
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 933 935,435
K+S AG, 3.00%, 06/20/22 ............. EUR 400 488,271
Kraton Polymers LLC:
4.25%, 12/15/25
(b)
................. USD 395 396,975
5.25%, 05/15/26 .................. EUR 583 725,364
Kronos International, Inc., 3.75%, 09/15/25 .. 200 246,154
LYB International Finance III LLC:
2.88%, 05/01/25 .................. USD 1,250 1,345,990
4.20%, 10/15/49 .................. 125 141,513
4.20%, 05/01/50 .................. 55 62,153
LyondellBasell Industries NV, 4.63%, 02/26/55 220 260,775
Methanex Corp.:
5.13%, 10/15/27 .................. 330 344,850
5.25%, 12/15/29 .................. 1,250 1,308,594
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,043 1,095,150
Monitchem HoldCo 2 SA, 9.50%, 09/15/26 .. EUR 600 782,679
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 .. 807 1,008,715
Nouryon Holding BV, 6.50%, 10/01/26 ..... 200 253,826
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 318,775
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 .................. 1,105 1,112,349
3.47%, 12/01/50 .................. 765 812,143
OCI NV:
3.13%, 11/01/24 .................. EUR 400 495,471
5.25%, 11/01/24
(b)
................. USD 660 681,971
3.63%, 10/15/25 .................. EUR 640 808,710
Olin Corp.:
5.50%, 08/15/22 .................. USD 1,214 1,265,595
9.50%, 06/01/25
(b)
................. 355 441,709
5.13%, 09/15/27 .................. 500 518,750
Pearl Holding III Ltd., 9.50%, 12/11/22 ..... 1,200 360,746
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 4,047 4,191,174
PQ Corp., 5.75%, 12/15/25
(b)
........... 6,909 7,064,452
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 400 412,000
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
1,868 1,956,730
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 1,070 1,147,575
Sherwin-Williams Co. (The):
3.45%, 06/01/27 .................. 289 326,951

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.50%, 06/01/47 .................. USD 150 $ 191,397
3.30%, 05/15/50 .................. 175 190,393
SPCM SA, 4.88%, 09/15/25
(b)
.......... 400 412,000
Synthomer plc, 3.88%, 07/01/25 ......... EUR 426 541,322
Tronox, Inc.
(b)
:
6.50%, 05/01/25 .................. USD 165 176,962
6.50%, 04/15/26 .................. 500 515,625
Valvoline, Inc.
(b)
:
4.25%, 02/15/30 .................. 487 508,915
3.63%, 06/15/31 .................. 9 9,034
WR Grace & Co.-Conn.
(b)
:
5.63%, 10/01/24 .................. 439 476,407
4.88%, 06/15/27 .................. 475 498,130
Yingde Gases Investment Ltd., 6.25%,
01/19/23
(b)
..................... 630 647,237
96,035,751
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 7,259 7,855,690
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 .................. 17,127 18,346,443
9.75%, 07/15/27 .................. 6,943 7,555,789
APX Group, Inc.:
7.88%, 12/01/22 .................. 3,377 3,385,476
8.50%, 11/01/24 .................. 414 435,646
6.75%, 02/15/27
(b)
................. 1,785 1,901,025
Aramark Services, Inc.:
5.00%, 04/01/25
(b)
................. 3,523 3,618,826
6.38%, 05/01/25
(b)
................. 1,537 1,633,985
4.75%, 06/01/26 .................. 350 357,437
5.00%, 02/01/28
(b)
................. 1,105 1,152,073
Brink's Co. (The)
(b)
:
5.50%, 07/15/25 .................. 102 108,375
4.63%, 10/15/27 .................. 425 442,030
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 319,609
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 .................. 1,927 2,028,880
5.13%, 07/15/29 .................. 1,050 1,139,250
Covanta Holding Corp., 5.00%, 09/01/30 ... 548 575,400
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 .................. 2,119 2,137,965
9.50%, 11/01/27 .................. 1,740 1,909,650
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 .................. 535 552,388
3.75%, 08/01/25 .................. 2,812 2,868,240
5.13%, 12/15/26 .................. 5,236 5,523,980
8.50%, 05/01/27 .................. 3,028 3,347,832
4.00%, 08/01/28 .................. 2,933 2,903,670
3.50%, 09/01/28 .................. 2,458 2,418,844
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,689,001
Interface, Inc., 5.50%, 12/01/28
(b)
........ 893 944,347
Intrum AB:
4.88%, 08/15/25 .................. EUR 438 548,810
3.50%, 07/15/26 .................. 952 1,143,054
3.00%, 09/15/27 .................. 500 581,096
IPD 3 BV, 5.50%, 12/01/25 ............ 849 1,058,637
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
USD 888 911,310
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 1,182 1,201,208
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,500
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 .................. 3,715 3,970,109
5.88%, 10/01/30 .................. 2,037 2,262,954
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 .................. 1,494 1,589,243
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.75%, 04/15/26 .................. USD 4,232 $ 4,633,194
3.38%, 08/31/27 .................. 2,535 2,502,146
6.25%, 01/15/28 .................. 2,302 2,451,630
Republic Services, Inc.:
0.88%, 11/15/25 .................. 335 335,343
2.30%, 03/01/30 .................. 600 623,729
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 349,775
SPIE SA, 2.63%, 06/18/26 ............ EUR 400 501,196
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ USD 1,523 1,564,883
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26 ................. EUR 1,004 1,262,876
Tuspark Forward Ltd., 7.95%, 08/15/21 .... USD 600 504,188
Verisure Holding AB:
3.50%, 05/15/23 .................. EUR 1,205 1,477,916
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 427,984
3.88%, 07/15/26 .................. 538 669,429
3.25%, 02/15/27 .................. 1,626 1,982,581
Verisure Midholding AB, 5.25%, 02/15/29 ... 901 1,117,888
Waste Management, Inc.:
1.50%, 03/15/31 .................. USD 385 373,094
2.50%, 11/15/50 .................. 180 169,073
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 4,015 4,134,245
115,519,942
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 7,245 7,700,819
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 .................. 2,819 2,878,622
5.00%, 03/15/27 .................. 2,447 2,425,589
CommScope, Inc.
(b)
:
5.50%, 03/01/24 .................. 5,097 5,230,210
6.00%, 03/01/26 .................. 3,130 3,313,888
8.25%, 03/01/27 .................. 399 429,699
7.13%, 07/01/28 .................. 928 987,397
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 1,025 1,217,510
2.30%, 11/15/30 .................. 680 681,765
Nokia OYJ:
4.38%, 06/12/27 .................. 380 417,314
6.63%, 05/15/39 .................. 2,016 2,637,190
Viasat, Inc.
(b)
:
5.63%, 04/15/27 .................. 5,710 6,002,637
6.50%, 07/15/28 .................. 6,235 6,733,800
40,656,440
Construction & Engineering — 0.2%
AECOM:
5.88%, 10/15/24 .................. 1,580 1,757,750
5.13%, 03/15/27 .................. 1,650 1,845,855
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,858,500
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,420,671
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 480 488,400
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(f)(k)
............... CNY 6,794 57,966
China Shuifa Singyes Energy Holdings
Ltd., 2.00%, (2.00% Cash or 6.00% PIK),
12/19/22
(i)
..................... USD 446 403,102
Delhi International Airport Ltd., 6.13%, 10/31/26 1,000 1,015,625
Ferrovial Netherlands BV, (EUR Swap Annual 5
Year + 2.13%), 2.12%
(a)(j)
............ EUR 900 1,063,732
Fluor Corp.:
3.50%, 12/15/24 .................. USD 150 149,202

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
4.25%, 09/15/28 .................. USD 625 $ 623,488
GMR Hyderabad International Airport Ltd.:
5.38%, 04/10/24 .................. 6,136 6,260,637
4.25%, 10/27/27 .................. 630 606,966
Heathrow Finance plc
(d)
:
5.25%, 03/01/24 .................. GBP 200 283,511
4.62%, 09/01/29 .................. 1,071 1,454,958
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 1,633 1,720,039
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,287,059
New Enterprise Stone & Lime Co., Inc., 9.75%,
07/15/28
(b)
..................... 488 542,900
Pike Corp., 5.50%, 09/01/28
(b)
.......... 980 1,011,850
PowerTeam Services LLC, 9.03%, 12/04/25
(b)
. 495 548,213
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 2,030,000
Webuild SpA, 5.88%, 12/15/25 .......... EUR 600 731,472
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... USD 537 558,480
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21 2,995 3,054,900
36,775,276
Construction Materials — 0.0%
Cemex SAB de CV:
3.13%, 03/19/26 .................. EUR 800 996,021
5.20%, 09/17/30
(b)
................. USD 3,925 4,268,438
3.88%, 07/11/31
(b)
................. 2,145 2,145,000
US Concrete, Inc., 5.13%, 03/01/29
(b)
...... 80 81,700
7,491,159
Consumer Finance — 0.7%
AerCap Ireland Capital DAC:
3.15%, 02/15/24 .................. 2,650 2,777,799
1.75%, 01/30/26 .................. 745 734,027
Ally Financial, Inc.:
1.45%, 10/02/23 .................. 720 731,792
5.75%, 11/20/25 .................. 975 1,135,135
8.00%, 11/01/31 .................. 6,210 9,016,639
American Honda Finance Corp.:
1.95%, 05/10/23 .................. 590 611,232
1.00%, 09/10/25 .................. 1,360 1,369,646
Capital One Financial Corp.:
3.45%, 04/30/21 .................. 1,800 1,809,165
3.80%, 01/31/28 .................. 860 980,288
Caterpillar Financial Services Corp., 2.95%,
02/26/22 ...................... 890 915,422
Cembra Money Bank AG, 0.00%, 07/09/26
(h)(l)
CHF 800 894,976
Credit Acceptance Corp., 6.63%, 03/15/26 .. USD 1,000 1,060,000
Curo Group Holdings Corp., 8.25%, 09/01/25
(b)
250 245,000
Encore Capital Group, Inc.:
4.88%, 10/15/25 .................. EUR 444 561,285
5.38%, 02/15/26 .................. GBP 300 419,271
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 1,260 1,228,500
FCE Bank plc, 1.62%, 05/11/23 ......... EUR 1,400 1,700,108
Ford Motor Credit Co. LLC:
5.88%, 08/02/21 .................. USD 2,319 2,362,481
5.60%, 01/07/22 .................. 551 567,530
2.98%, 08/03/22 .................. 3,104 3,138,920
3.35%, 11/01/22 .................. 3,011 3,059,025
3.09%, 01/09/23 .................. 433 437,785
4.14%, 02/15/23 .................. 1,178 1,213,340
3.10%, 05/04/23 .................. 367 370,899
4.38%, 08/06/23 .................. 586 610,296
3.81%, 01/09/24 .................. 1,775 1,834,906
3.02%, 03/06/24 .................. EUR 200 250,570
5.58%, 03/18/24 .................. USD 1,700 1,836,901
1.74%, 07/19/24 .................. EUR 100 120,325
4.06%, 11/01/24 .................. USD 200 208,228
1.36%, 02/07/25 .................. EUR 200 236,505
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.13%, 06/16/25 .................. USD 8,528 $ 9,261,408
4.13%, 08/04/25 .................. 3,078 3,232,254
3.25%, 09/15/25 .................. EUR 250 317,789
3.38%, 11/13/25 .................. USD 724 735,910
2.33%, 11/25/25 .................. EUR 1,800 2,199,205
4.39%, 01/08/26 .................. USD 2,800 2,978,500
2.39%, 02/17/26 .................. EUR 200 244,373
4.00%, 11/13/30 .................. USD 1,005 1,030,125
General Motors Financial Co., Inc.:
4.20%, 03/01/21 .................. 440 440,000
3.55%, 04/09/21 .................. 2,000 2,010,958
4.20%, 11/06/21 .................. 640 658,020
3.55%, 07/08/22 .................. 1,690 1,760,108
3.25%, 01/05/23 .................. 5,750 6,020,414
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
....... 3,197 2,771,675
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,037,288
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 218,932
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(j)
............ 936 800,865
Manappuram Finance Ltd., 5.90%, 01/13/23 . 4,589 4,736,708
Muthoot Finance Ltd., 4.40%, 09/02/23 .... 5,715 5,802,511
Navient Corp.:
7.25%, 09/25/23 .................. 628 691,585
6.13%, 03/25/24 .................. 1,821 1,939,365
5.88%, 10/25/24 .................. 600 636,750
6.75%, 06/15/26 .................. 2,820 3,111,701
5.00%, 03/15/27 .................. 500 506,875
4.88%, 03/15/28 .................. 985 976,381
OneMain Finance Corp.:
6.13%, 05/15/22 .................. 800 844,760
5.63%, 03/15/23 .................. 630 675,294
6.13%, 03/15/24 .................. 885 967,146
6.88%, 03/15/25 .................. 3,103 3,550,995
7.13%, 03/15/26 .................. 6,074 7,106,580
6.63%, 01/15/28 .................. 3,075 3,590,062
5.38%, 11/15/29 .................. 104 114,400
4.00%, 09/15/30 .................. 94 94,678
Shriram Transport Finance Co. Ltd.:
5.95%, 10/24/22 .................. 3,416 3,497,130
5.10%, 07/16/23 .................. 8,077 8,180,487
SLM Corp., 4.20%, 10/29/25 ........... 450 477,135
Toyota Motor Credit Corp.:
2.90%, 03/30/23 .................. 350 369,528
1.15%, 08/13/27 .................. 1,525 1,530,585
3.38%, 04/01/30 .................. 327 375,570
127,932,046
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 6,694 7,037,186
Ardagh Packaging Finance plc:
5.25%, 04/30/25
(b)
................. 1,518 1,599,592
4.13%, 08/15/26
(b)
................. 5,183 5,344,969
4.75%, 07/15/27 .................. GBP 1,268 1,801,451
5.25%, 08/15/27
(b)
................. USD 6,990 7,245,415
Ball Corp.:
4.00%, 11/15/23 .................. 300 320,625
5.25%, 07/01/25 .................. 1,163 1,320,476
2.88%, 08/15/30 .................. 350 348,355
Berry Global, Inc.
(b)
:
1.57%, 01/15/26 .................. 1,595 1,603,972
4.50%, 02/15/26 .................. 480 489,576
4.88%, 07/15/26 .................. 1,015 1,086,557
CANPACK SA, 3.13%, 11/01/25
(b)
........ 810 825,187

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Cascades, Inc.
(b)
:
5.13%, 01/15/26 .................. USD 800 $ 848,000
5.38%, 01/15/28 .................. 940 992,875
Crown Americas LLC:
4.50%, 01/15/23 .................. 750 786,563
4.75%, 02/01/26 .................. 4,815 4,995,803
4.25%, 09/30/26 .................. 4,926 5,340,646
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 447,120
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
655 708,219
Graphic Packaging International LLC
(b)
:
3.50%, 03/15/28 .................. 553 576,503
3.50%, 03/01/29 .................. 895 916,256
Greif, Inc., 6.50%, 03/01/27
(b)
........... 495 527,794
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 1,274 1,315,405
International Paper Co., 4.35%, 08/15/48 ... 470 597,737
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,895,123
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 .................. 2,675 2,863,922
10.50%, 07/15/27 ................. 1,059 1,172,842
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
................ 3,999 4,047,308
OI European Group BV:
3.13%, 11/15/24 .................. EUR 500 627,132
2.88%, 02/15/25 .................. 566 695,957
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 481,500
Plastipak Holdings, Inc., 6.25%, 10/15/25
(b)
.. 350 357,875
Sealed Air Corp., 5.25%, 04/01/23
(b)
...... 486 513,338
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 725 752,188
Trivium Packaging Finance BV
(d)
:
3.75%, 08/15/26 .................. EUR 1,534 1,899,938
5.50%, 08/15/26
(b)
................. USD 7,598 8,010,761
8.50%, 08/15/27
(b)
................. 11,326 12,303,094
WRKCo, Inc., 3.75%, 03/15/25 .......... 325 361,338
84,058,598
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 4,991 5,146,969
Core & Main LP, 6.13%, 08/15/25 ........ 12,018 12,288,405
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 355 373,638
Wolverine Escrow LLC:
8.50%, 11/15/24 .................. 345 329,906
9.00%, 11/15/26 .................. 796 758,190
18,897,108
Diversified Consumer Services — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%,
07/31/22 ...................... 4,564 4,735,150
Carriage Services, Inc., 6.63%, 06/01/26
(b)
.. 1,600 1,688,000
frontdoor, Inc., 6.75%, 08/15/26
(b)
........ 1,973 2,106,177
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,046,652
Laureate Education, Inc., 8.25%, 05/01/25
(b)
. 70 73,719
Rekeep SpA, 7.25%, 02/01/26 .......... EUR 460 570,782
Service Corp. International:
4.63%, 12/15/27 .................. USD 833 887,937
5.13%, 06/01/29 .................. 716 782,595
3.38%, 08/15/30 .................. 1,731 1,756,965
Sotheby's, 7.38%, 10/15/27
(b)
........... 4,779 5,185,215
18,833,192
Diversified Financial Services — 0.3%
Arrow Global Finance plc, 5.13%, 09/15/24 .. GBP 908 1,244,718
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Cabot Financial Luxembourg SA, 7.50%,
10/01/23 ...................... GBP 1,039 $ 1,448,014
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
.. USD 1,217 1,283,935
Garfunkelux Holdco 3 SA:
6.75%, 11/01/25 .................. EUR 932 1,157,110
7.75%, 11/01/25 .................. GBP 544 761,447
GE Capital Funding LLC, 3.45%, 05/15/25
(b)
. USD 2,630 2,884,787
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 1,325 1,551,147
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
..................... 6,699 6,640,384
Operadora de Servicios Mega SA de CV
SOFOM ER, 8.25%, 02/11/25
(b)
........ 3,375 3,498,398
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 4,599 5,182,153
Refinitiv US Holdings, Inc., 4.50%, 05/15/26
(b)
EUR 2,815 3,583,944
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 .................. USD 2,322 2,754,937
7.38%, 09/01/25 .................. 1,453 1,565,607
Shell International Finance BV:
2.38%, 11/07/29 .................. 20 21,091
4.38%, 05/11/45 .................. 10 12,489
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,354 2,454,045
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,526,808
51,571,014
Diversified Telecommunication Services — 1.7%
Altice France Holding SA:
8.00%, 05/15/27
(b)
................. EUR 500 665,026
8.00%, 05/15/27 .................. 299 397,685
10.50%, 05/15/27
(b)
................ USD 14,507 16,265,974
6.00%, 02/15/28
(b)
................. 2,625 2,644,687
Altice France SA:
2.50%, 01/15/25 .................. EUR 817 976,598
7.38%, 05/01/26
(b)
................. USD 7,274 7,608,240
5.88%, 02/01/27 .................. EUR 1,400 1,821,323
8.13%, 02/01/27
(b)
................. USD 11,961 13,187,003
5.50%, 01/15/28
(b)
................. 5,133 5,344,736
4.13%, 01/15/29 .................. EUR 1,799 2,218,653
5.13%, 01/15/29
(b)
................. USD 894 921,938
AT&T, Inc.:
2.63%, 12/01/22 .................. 416 430,819
4.35%, 03/01/29 .................. 25 29,354
2.55%, 12/01/33
(b)
................. 795 792,646
4.50%, 05/15/35 .................. 2,250 2,669,866
5.25%, 03/01/37 .................. 700 882,548
5.15%, 03/15/42 .................. 1,150 1,422,962
4.65%, 06/01/44 .................. 200 232,559
3.50%, 09/15/53
(b)
................. 380 366,132
3.55%, 09/15/55
(b)
................. 926 886,317
3.80%, 12/01/57
(b)
................. 615 614,671
3.65%, 09/15/59
(b)
................. 406 390,796
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(f)(k)
1,000 2,199
CCO Holdings LLC
(b)
:
4.00%, 03/01/23 .................. 165 166,704
5.13%, 05/01/27 .................. 4,578 4,813,584
5.88%, 05/01/27 .................. 630 654,727
5.00%, 02/01/28 .................. 1,891 1,986,496
5.38%, 06/01/29 .................. 5,674 6,155,212
4.75%, 03/01/30 .................. 5,020 5,339,874
4.50%, 08/15/30 .................. 7,680 8,087,962
4.25%, 02/01/31 .................. 6,635 6,798,885
4.50%, 05/01/32 .................. 10,282 10,695,542
Cellnex Telecom SA, 0.75%, 11/20/31
(h)
.... EUR 1,500 1,753,373
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 .................. USD 2,681 2,781,537
8.00%, 10/15/25 .................. 680 727,600

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... USD 4,455 $ 4,846,283
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 12 18,714
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 .................. 3,485 3,745,329
5.00%, 05/01/28 .................. 5,279 5,473,663
6.75%, 05/01/29 .................. 3,264 3,428,261
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(d)
.................... 2,572 2,636,300
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ 200 211,560
Level 3 Financing, Inc.:
5.38%, 01/15/24 .................. 555 555,500
5.38%, 05/01/25 .................. 550 564,960
4.63%, 09/15/27
(b)
................. 2,262 2,350,014
4.25%, 07/01/28
(b)
................. 3,399 3,482,989
3.75%, 07/15/29
(b)
................. 3,764 3,784,721
Lorca Telecom Bondco SA:
4.00%, 09/18/27 .................. EUR 1,128 1,441,298
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,222,460
Series Y, 7.50%, 04/01/24 ........... 2,989 3,369,470
5.13%, 12/15/26
(b)
................. 8,708 9,259,913
4.00%, 02/15/27
(b)
................. 4,222 4,365,640
4.50%, 01/15/29
(b)
................. 5,072 5,206,205
Series P, 7.60%, 09/15/39 ........... 2,050 2,534,005
Series U, 7.65%, 03/15/42 ........... 3,829 4,741,068
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(j)
..................... 10,215 10,805,555
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
..................... 1,102 1,144,978
QualityTech LP, 3.88%, 10/01/28
(b)
....... 3,126 3,189,145
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
..................... 750 795,000
Sprint Capital Corp.:
6.88%, 11/15/28 .................. 9,056 11,625,640
8.75%, 03/15/32 .................. 6,943 10,605,433
Switch Ltd., 3.75%, 09/15/28
(b)
.......... 3,401 3,472,931
Telecom Italia Capital SA:
6.38%, 11/15/33 .................. 2,987 3,686,033
6.00%, 09/30/34 .................. 5,559 6,653,428
7.20%, 07/18/36 .................. 333 439,916
7.72%, 06/04/38 .................. 226 317,530
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 1,094,469
Telecom Italia SpA:
5.30%, 05/30/24
(b)
................. USD 2,046 2,222,907
3.00%, 09/30/25 .................. EUR 300 389,550
2.38%, 10/12/27 .................. 600 758,202
1.63%, 01/18/29 .................. 1,349 1,616,615
Telefonica Emisiones SA, 4.67%, 03/06/38 .. USD 1,075 1,272,671
Telesat Canada
(b)
:
4.88%, 06/01/27 .................. 4,640 4,825,136
6.50%, 10/15/27 .................. 245 259,475
Verizon Communications, Inc.:
3.88%, 02/08/29 .................. 2,575 2,979,846
4.02%, 12/03/29 .................. 24 28,143
1.50%, 09/18/30 .................. 285 276,311
1.68%, 10/30/30
(b)
................. 711 692,892
4.50%, 08/10/33 .................. 900 1,109,750
4.27%, 01/15/36 .................. 4,005 4,874,451
3.85%, 11/01/42 .................. 480 546,090
4.86%, 08/21/46 .................. 800 1,036,206
4.52%, 09/15/48 .................. 290 359,355
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Finance plc:
3.75%, 07/15/30 .................. EUR 661 $ 820,205
5.00%, 07/15/30
(b)
................. USD 760 782,443
Virgin Media Secured Finance plc:
5.50%, 08/15/26
(b)
................. 500 521,875
5.00%, 04/15/27 .................. GBP 200 287,732
5.25%, 05/15/29 .................. 100 148,141
5.50%, 05/15/29
(b)
................. USD 5,411 5,806,598
4.50%, 08/15/30
(b)
................. 3,545 3,670,847
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 688,500
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 .................. 17,234 17,282,600
6.13%, 03/01/28 .................. 10,488 10,909,277
291,968,457
Electric Utilities — 0.9%
1MDB Energy Ltd., 5.99%, 05/11/22 ...... 5,700 5,954,719
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 80,507
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 3,145 3,369,081
American Electric Power Co., Inc., Series I,
3.65%, 12/01/21 ................. 430 442,035
Baltimore Gas & Electric Co.:
3.20%, 09/15/49 .................. 525 567,286
2.90%, 06/15/50 .................. 116 119,131
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 467,437
DTE Electric Co.:
Series C, 2.63%, 03/01/31 ........... 4 4,348
Series A, 4.05%, 05/15/48 ........... 675 845,573
Duke Energy Carolinas LLC:
6.05%, 04/15/38 .................. 925 1,358,491
3.70%, 12/01/47 .................. 600 698,541
3.20%, 08/15/49 .................. 982 1,068,458
Duke Energy Corp.:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%),
4.88%
(a)(j)
..................... 30,400 32,452,000
2.45%, 06/01/30 .................. 1,485 1,546,995
Duke Energy Florida LLC:
2.50%, 12/01/29 .................. 2,225 2,393,010
1.75%, 06/15/30 .................. 255 256,966
3.85%, 11/15/42 .................. 320 370,907
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,270,888
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,106,025
Eversource Energy:
2.50%, 03/15/21 .................. 1,000 1,000,822
2.80%, 05/01/23 .................. 690 722,701
Exelon Corp.:
3.95%, 06/15/25 .................. 1,025 1,152,433
4.70%, 04/15/50 .................. 250 320,987
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
.......... 1,922 2,099,785
2.65%, 03/01/30 .................. 1,145 1,133,550
Series B, 2.25%, 09/01/30 ........... 161 153,259
Series C, 7.38%, 11/15/31 ........... 700 981,365
Series C, 5.35%, 07/15/47
(d)
.......... 3,963 4,792,377
Series C, 3.40%, 03/01/50 ........... 1,953 1,836,797
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 1,235 1,357,129
5.45%, 07/15/44 .................. 2,270 2,804,287
4.55%, 04/01/49 .................. 1,096 1,238,682
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 475 571,769
3.15%, 10/01/49 .................. 650 721,815
Greenko Investment Co., 4.88%, 08/16/23 .. 2,238 2,277,864
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(f)(k)
901 342,098

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Kallpa Generacion SA, 4.88%, 05/24/26 .... USD 4,804 $ 5,306,919
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. 825 968,254
4.25%, 07/15/49 .................. 1,175 1,520,687
Mong Duong Finance Holdings BV, 5.13%,
05/07/29 ...................... 9,160 9,257,325
NextEra Energy Capital Holdings, Inc.:
2.75%, 05/01/25 .................. 257 276,830
3.55%, 05/01/27 .................. 975 1,110,419
NextEra Energy Operating Partners LP
(b)
:
4.25%, 07/15/24 .................. 365 386,936
4.25%, 09/15/24 .................. 35 37,380
Northern States Power Co.:
2.90%, 03/01/50 .................. 350 372,288
2.60%, 06/01/51 .................. 360 364,094
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 425 445,608
6.63%, 01/15/27 .................. 2,915 3,062,587
2.45%, 12/02/27
(b)
................. 800 835,422
5.75%, 01/15/28 .................. 14 15,221
5.25%, 06/15/29
(b)
................. 261 287,100
3.63%, 02/15/31
(b)
................. 2,418 2,514,720
Ohio Power Co., 4.00%, 06/01/49 ........ 975 1,184,542
Oncor Electric Delivery Co. LLC:
3.75%, 04/01/45 .................. 800 953,052
3.70%, 05/15/50 .................. 1,155 1,399,713
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.60%,
11/15/21
(a)
.................... 2,330 2,335,611
3.45%, 07/01/25 .................. 1,460 1,578,136
3.30%, 12/01/27 .................. 1,065 1,149,591
4.45%, 04/15/42 .................. 475 504,232
4.00%, 12/01/46 .................. 258 260,290
4.95%, 07/01/50 .................. 587 666,657
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 3,152 3,333,555
PG&E Corp., 5.25%, 07/01/30 .......... 2,728 3,000,800
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 125 150,671
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 485,135
Public Service Co. of Colorado, Series 34,
3.20%, 03/01/50 ................. 600 670,436
Southern California Edison Co.:
Series A, 2.90%, 03/01/21 ........... 350 350,743
4.00%, 04/01/47 .................. 575 642,837
Series B, 4.88%, 03/01/49 ........... 70 88,461
Series 20A, 2.95%, 02/01/51 ......... 340 325,418
Southern Co. (The), Series B, (LIBOR USD 3
Month + 3.63%), 5.50%, 03/15/57
(a)
..... 7,475 7,732,272
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,680,925
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33 ................. 1,379 1,550,970
Tampa Electric Co., 4.45%, 06/15/49 ...... 375 483,317
Virginia Electric & Power Co.:
4.45%, 02/15/44 .................. 160 203,973
4.60%, 12/01/48 .................. 1,435 1,916,463
3.30%, 12/01/49 .................. 500 558,072
2.45%, 12/15/50 .................. 765 728,460
Vistra Operations Co. LLC
(b)
:
5.63%, 02/15/27 .................. 944 995,835
5.00%, 07/31/27 .................. 365 384,235
Wisconsin Electric Power Co., 2.95%, 09/15/21 1,000 1,010,124
Xcel Energy, Inc., 2.40%, 03/15/21 ....... 1,000 1,000,834
148,967,268
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Orano SA, 3.38%, 04/23/26 ........... EUR 100 $ 131,543
Sensata Technologies BV, 5.00%, 10/01/25
(b)
. USD 3,445 3,798,112
3,929,655
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc.:
4.13%, 10/15/26 .................. EUR 1,260 1,574,945
3.88%, 03/15/28 .................. 500 632,866
CDW LLC:
5.50%, 12/01/24 .................. USD 1,000 1,102,500
4.13%, 05/01/25 .................. 1,605 1,663,181
3.25%, 02/15/29 .................. 3,233 3,252,625
Ingram Micro, Inc., 5.45%, 12/15/24
(d)
..... 375 432,011
Sensata Technologies, Inc.
(b)
:
4.38%, 02/15/30 .................. 1,020 1,097,775
3.75%, 02/15/31 .................. 916 940,082
10,695,985
Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22 1,725 1,567,594
Archrock Partners LP
(b)
:
6.88%, 04/01/27 .................. 2,226 2,336,521
6.25%, 04/01/28 .................. 3,888 3,970,620
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 427,079
ChampionX Corp., 6.38%, 05/01/26 ....... 1,683 1,765,467
Halliburton Co.:
3.80%, 11/15/25 .................. 475 532,871
2.92%, 03/01/30 .................. 350 361,937
5.00%, 11/15/45 .................. 275 315,847
Hilong Holding Ltd., 8.25%, 09/26/22
(f)(k)
.... 1,415 1,074,958
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 500 465,000
Precision Drilling Corp., 7.13%, 01/15/26
(b)
.. 500 485,312
TechnipFMC plc, 6.50%, 02/01/26
(b)
....... 2,960 3,083,317
Tervita Corp., 11.00%, 12/01/25
(b)
........ 989 1,075,538
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 899,190
USA Compression Partners LP:
6.88%, 04/01/26 .................. 4,205 4,395,066
6.88%, 09/01/27 .................. 3,935 4,171,100
26,927,417
Entertainment — 0.2%
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 204,250
Cinemark USA, Inc., 4.88%, 06/01/23 ..... 500 480,625
Lions Gate Capital Holdings LLC
(b)
:
6.38%, 02/01/24 .................. 982 1,004,095
5.88%, 11/01/24 .................. 1,080 1,102,280
Live Nation Entertainment, Inc.
(b)
:
4.88%, 11/01/24 .................. 659 662,295
6.50%, 05/15/27 .................. 8,572 9,522,721
4.75%, 10/15/27 .................. 921 923,302
3.75%, 01/15/28 .................. 1,435 1,447,858
Netflix, Inc.:
3.63%, 06/15/25
(b)
................. 380 412,775
4.88%, 04/15/28 .................. 673 787,794
5.88%, 11/15/28 .................. 4,740 5,948,700
6.38%, 05/15/29 .................. 343 444,257
3.88%, 11/15/29 .................. EUR 480 711,717
5.38%, 11/15/29
(b)
................. USD 3,013 3,766,250
3.63%, 06/15/30 .................. EUR 963 1,415,526
4.88%, 06/15/30
(b)
................. USD 6,343 7,706,745
Viking Cruises Ltd., 7.00%, 02/15/29 ...... 621 618,671
Walt Disney Co. (The):
1.65%, 09/01/22 .................. 10 10,210
3.50%, 05/13/40 .................. 40 45,065

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp.
(b)
:
3.88%, 07/15/30 .................. USD 1,759 $ 1,794,180
3.00%, 02/15/31 .................. 1,107 1,076,558
40,085,874
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 01/15/28 .................. 1,925 2,222,212
4.90%, 12/15/30 .................. 635 795,953
1.88%, 02/01/33 .................. 300 292,804
American Tower Corp.:
3.50%, 01/31/23 .................. 680 719,374
3.38%, 10/15/26 .................. 995 1,107,916
3.95%, 03/15/29 .................. 925 1,058,480
3.80%, 08/15/29 .................. 125 142,152
2.90%, 01/15/30 .................. 160 170,121
2.10%, 06/15/30 .................. 1,195 1,203,407
Boston Properties LP, 2.90%, 03/15/30 ..... 825 873,964
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
..................... 3,234 3,356,504
Crown Castle International Corp.:
5.25%, 01/15/23 .................. 1,325 1,444,627
1.35%, 07/15/25 .................. 1,440 1,464,493
3.80%, 02/15/28 .................. 1,075 1,213,682
4.30%, 02/15/29 .................. 925 1,082,615
3.30%, 07/01/30 .................. 200 219,364
Diversified Healthcare Trust, 9.75%, 06/15/25 705 799,963
Duke Realty LP, 3.05%, 03/01/50 ........ 120 124,101
EPR Properties, 3.75%, 08/15/29 ........ 100 97,871
Equinix, Inc.:
2.90%, 11/18/26 .................. 355 385,908
3.20%, 11/18/29 .................. 5 5,410
3.00%, 07/15/50 .................. 125 119,263
2.95%, 09/15/51 .................. 665 638,697
ERP Operating LP, 2.85%, 11/01/26 ...... 530 578,399
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 945 963,900
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 2,071 2,108,729
GLP Capital LP, 4.00%, 01/15/31 ........ 1,795 1,953,499
HAT Holdings I LLC
(b)
:
5.25%, 07/15/24 .................. 930 964,596
3.75%, 09/15/30 .................. 1,055 1,061,594
Healthpeak Properties, Inc.:
3.00%, 01/15/30 .................. 458 498,169
2.88%, 01/15/31 .................. 75 80,652
Iron Mountain, Inc.
(b)
:
4.88%, 09/15/27 .................. 500 522,500
5.25%, 07/15/30 .................. 6,446 6,832,760
4.50%, 02/15/31 .................. 740 756,709
5.63%, 07/15/32 .................. 4,814 5,199,120
iStar, Inc., 4.25%, 08/01/25 ............ 700 689,500
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24 ... 3,250 3,262,188
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 5,355 5,744,764
4.63%, 06/15/25
(b)
................. 2,345 2,485,700
4.50%, 09/01/26 .................. 3,548 3,768,366
5.75%, 02/01/27 .................. 2,046 2,293,371
4.50%, 01/15/28 .................. 4,794 5,033,700
3.88%, 02/15/29
(b)
................. 4,475 4,550,516
Mid-America Apartments LP, 1.70%, 02/15/31 230 226,367
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 1,055 1,091,925
5.00%, 10/15/27 .................. 1,392 1,475,520
4.63%, 08/01/29 .................. 3,406 3,642,615
3.50%, 03/15/31 .................. 4,773 4,817,508
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... USD 698 $ 731,155
Prologis LP, 2.25%, 04/15/30 ........... 900 945,061
Realty Income Corp.:
3.88%, 04/15/25 .................. 450 507,384
3.00%, 01/15/27 .................. 370 407,370
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 4,598 4,689,960
SBA Communications Corp.:
4.88%, 09/01/24 .................. 4,513 4,633,091
3.88%, 02/15/27 .................. 5,017 5,239,303
3.13%, 02/01/29
(b)
................. 150 149,625
Service Properties Trust:
4.50%, 06/15/23 .................. 255 256,657
4.65%, 03/15/24 .................. 500 496,500
4.35%, 10/01/24 .................. 238 233,728
7.50%, 09/15/25 .................. 3,021 3,400,878
5.50%, 12/15/27 .................. 1,323 1,413,315
4.38%, 02/15/30 .................. 850 773,504
Trust Fibra Uno, 4.87%, 01/15/30
(b)
....... 5,134 5,732,753
UDR, Inc.:
3.20%, 01/15/30 .................. 300 329,927
2.10%, 08/01/32 .................. 85 84,863
Uniti Group LP:
8.25%, 10/15/23 .................. 5,245 5,316,346
7.88%, 02/15/25
(b)
................. 1,250 1,341,819
6.50%, 02/15/29
(b)
................. 3,889 3,889,000
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 724,640
VEREIT Operating Partnership LP:
2.20%, 06/15/28 .................. 320 327,357
2.85%, 12/15/32 .................. 245 251,966
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 1,385 1,407,506
4.25%, 12/01/26 .................. 6,538 6,762,581
3.75%, 02/15/27 .................. 3,497 3,553,826
4.63%, 12/01/29 .................. 2,586 2,754,090
4.13%, 08/15/30 .................. 7,730 8,044,070
XHR LP, 6.38%, 08/15/25
(b)
............ 230 240,350
144,780,173
Food & Staples Retailing — 0.2%
7-Eleven, Inc.:
(LIBOR USD 3 Month + 0.45%), 0.65%,
08/10/22
(a)(b)
................... 1,415 1,415,850
0.95%, 02/10/26 .................. 915 915,369
Albertsons Cos., Inc.:
5.75%, 03/15/25 .................. 305 315,294
3.25%, 03/15/26
(b)
................. 2,763 2,783,722
4.63%, 01/15/27
(b)
................. 3,942 4,133,759
5.88%, 02/15/28
(b)
................. 1,903 2,052,423
3.50%, 03/15/29
(b)
................. 575 567,812
4.88%, 02/15/30
(b)
................. 3,235 3,457,538
Casino Guichard Perrachon SA, 4.05%,
08/05/26
(d)
..................... EUR 100 109,292
Iceland Bondco plc, 4.63%, 03/15/25 ...... GBP 600 825,004
Ingles Markets, Inc., 5.75%, 06/15/23 ..... USD 210 212,100
Kroger Co. (The), 4.45%, 02/01/47 ....... 450 554,595
Picard Groupe SAS, (EURIBOR 3 Month +
3.00%), 3.00%, 11/30/23
(a)
........... EUR 1,500 1,810,641
Quatrim SASU, 5.88%, 01/15/24 ........ 300 378,703
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 127,920
Sysco Corp., 6.60%, 04/01/50 .......... 2,501 3,761,865
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
957 1,012,028
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 2,298 2,303,745
Walmart, Inc.:
3.70%, 06/26/28 .................. 25 29,116

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
4.05%, 06/29/48 .................. USD 1,420 $ 1,823,010
28,589,786
Food Products — 0.5%
Chobani LLC
(b)
:
7.50%, 04/15/25 .................. 4,281 4,420,133
4.63%, 11/15/28 .................. 1,734 1,768,680
General Mills, Inc., 3.00%, 02/01/51
(b)
..... 46 48,364
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24 .............. 630 656,184
JBS Investments II GmbH, 7.00%, 01/15/26
(b)
. 350 374,325
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 .................. 500 513,750
6.75%, 02/15/28 .................. 1,906 2,102,556
6.50%, 04/15/29 .................. 4,716 5,362,516
5.50%, 01/15/30 .................. 1,185 1,346,042
Knight Castle Investments Ltd., 7.99%,
01/23/21
(f)(k)
.................... 231 162,485
Kraft Heinz Foods Co.:
4.63%, 01/30/29 .................. 500 571,141
3.75%, 04/01/30 .................. 1,600 1,717,504
4.25%, 03/01/31 .................. 8,021 9,022,890
5.00%, 07/15/35 .................. 837 991,441
6.88%, 01/26/39 .................. 2,541 3,492,694
4.63%, 10/01/39 .................. 1,024 1,113,293
6.50%, 02/09/40 .................. 1,215 1,647,813
5.00%, 06/04/42 .................. 3,010 3,478,896
5.20%, 07/15/45 .................. 986 1,146,742
4.38%, 06/01/46 .................. 5,471 5,825,956
4.88%, 10/01/49 .................. 9,898 11,199,274
5.50%, 06/01/50 .................. 9,088 11,166,388
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 400 416,720
4.88%, 11/01/26 .................. 800 830,000
4.88%, 05/15/28 .................. 2,111 2,337,299
Pilgrim's Pride Corp.
(b)
:
5.75%, 03/15/25 .................. 1,220 1,247,572
5.88%, 09/30/27 .................. 900 957,780
Post Holdings, Inc.
(b)
:
5.00%, 08/15/26 .................. 2,482 2,560,257
5.75%, 03/01/27 .................. 1,500 1,573,125
5.63%, 01/15/28 .................. 2,142 2,271,859
4.63%, 04/15/30 .................. 919 952,516
Premier Foods Finance plc, 6.25%, 10/15/23 . GBP 400 563,406
Simmons Foods, Inc.
(b)
:
7.75%, 01/15/24 .................. USD 2,959 3,081,059
5.75%, 11/01/24 .................. 385 396,069
Tereos Finance Groupe I SA, 7.50%, 10/30/25 EUR 650 828,248
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... USD 695 701,950
86,846,927
Gas Utilities — 0.1%
AmeriGas Partners LP:
5.63%, 05/20/24 .................. 550 605,115
5.88%, 08/20/26 .................. 250 286,869
5.75%, 05/20/27 .................. 750 852,874
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 450,480
China Oil & Gas Group Ltd., 5.50%, 01/25/23 . 630 649,491
Ferrellgas LP, 10.00%, 04/15/25
(b)
........ 771 858,701
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 5,235 5,575,275
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 975,644
Suburban Propane Partners LP, 5.88%,
03/01/27 ...................... 800 834,000
11,088,449
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
4.75%, 11/30/36 .................. USD 600 $ 806,952
6.15%, 11/30/37 .................. 240 366,296
4.90%, 11/30/46 .................. 95 134,531
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 5,917 6,216,045
Becton Dickinson and Co.:
2.89%, 06/06/22 .................. 1,194 1,231,248
3.73%, 12/15/24 .................. 575 635,788
3.70%, 06/06/27 .................. 2,175 2,491,313
4.69%, 12/15/44 .................. 450 572,142
3.79%, 05/20/50 .................. 1 1,156
DH Europe Finance II SARL, 2.05%, 11/15/22 715 736,418
Hologic, Inc.
(b)
:
4.63%, 02/01/28 .................. 434 460,040
3.25%, 02/15/29 .................. 2,090 2,123,962
Medtronic, Inc., 4.38%, 03/15/35 ........ 625 819,799
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 .................. 9,120 9,758,400
7.25%, 02/01/28 .................. 7,406 7,924,420
Teleflex, Inc.:
4.63%, 11/15/27 .................. 350 370,079
4.25%, 06/01/28
(b)
................. 1,673 1,758,407
36,406,996
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23 .................. 758 760,183
5.50%, 07/01/28
(b)
................. 1,251 1,332,315
5.00%, 04/15/29
(b)
................. 1,260 1,326,150
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 .................. 2,464 2,648,800
4.63%, 08/01/29 .................. 898 917,208
Aetna, Inc., 4.75%, 03/15/44 ........... 550 691,442
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
. 3,264 3,574,080
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 981 1,030,050
Anthem, Inc.:
2.38%, 01/15/25 .................. 105 111,426
4.65%, 01/15/43 .................. 350 446,855
3.70%, 09/15/49 .................. 1,050 1,205,512
CAB SELAS, 3.38%, 02/01/28 .......... EUR 714 866,475
Centene Corp.:
5.38%, 06/01/26
(b)
................. USD 4,601 4,812,416
5.38%, 08/15/26
(b)
................. 3,292 3,452,485
4.25%, 12/15/27 .................. 2,223 2,351,678
4.63%, 12/15/29 .................. 4,767 5,285,197
3.00%, 10/15/30 .................. 6,445 6,741,148
Cigna Corp.:
4.13%, 11/15/25 .................. 400 458,793
4.90%, 12/15/48 .................. 860 1,147,114
3.40%, 03/15/50 .................. 155 168,207
CommonSpirit Health:
2.78%, 10/01/30 .................. 225 237,189
3.91%, 10/01/50 .................. 440 487,952
Community Health Systems Inc, 8.13%,
06/30/24
(b)
..................... 1,090 1,144,500
Community Health Systems, Inc.
(b)
:
8.63%, 01/15/24 .................. 3,338 3,484,872
6.63%, 02/15/25 .................. 10,212 10,750,172
8.00%, 03/15/26 .................. 10,398 11,177,850
5.63%, 03/15/27 .................. 3,818 4,008,900
6.00%, 01/15/29 .................. 2,925 3,107,813
6.88%, 04/15/29 .................. 1,656 1,674,630
4.75%, 02/15/31 .................. 460 460,000
CVS Health Corp.:
3.50%, 07/20/22 .................. 2,370 2,465,621
1.30%, 08/21/27 .................. 760 761,903

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.30%, 03/25/28 .................. USD 2,031 $ 2,385,877
1.88%, 02/28/31 .................. 3,235 3,201,900
4.78%, 03/25/38 .................. 11 13,607
5.13%, 07/20/45 .................. 700 915,328
5.05%, 03/25/48 .................. 800 1,047,390
DaVita, Inc.
(b)
:
4.63%, 06/01/30 .................. 1,100 1,155,352
3.75%, 02/15/31 .................. 645 639,759
Encompass Health Corp.:
4.50%, 02/01/28 .................. 220 229,075
4.75%, 02/01/30 .................. 1,654 1,779,026
4.63%, 04/01/31 .................. 623 661,937
HCA, Inc.:
5.88%, 05/01/23 .................. 300 327,375
5.38%, 02/01/25 .................. 2,956 3,318,820
5.88%, 02/15/26 .................. 1,000 1,143,750
5.38%, 09/01/26 .................. 4,589 5,227,628
5.63%, 09/01/28 .................. 2,414 2,827,204
5.88%, 02/01/29 .................. 2,425 2,888,405
4.13%, 06/15/29 .................. 225 257,910
3.50%, 09/01/30 .................. 10,034 10,421,415
5.50%, 06/15/47 .................. 850 1,101,549
5.25%, 06/15/49 .................. 665 848,409
Laboratoire Eimer Selarl, 5.00%, 02/01/29 ... EUR 217 263,340
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 .................. USD 1,540 1,643,950
4.38%, 02/15/27 .................. 1,962 1,998,788
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 1,725 1,737,938
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 1,507 1,612,490
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,151 2,280,060
Molina Healthcare, Inc.:
5.38%, 11/15/22
(d)
................. 530 561,137
4.38%, 06/15/28
(b)
................. 2,244 2,338,181
3.88%, 11/15/30
(b)
................. 1,765 1,886,344
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 1,478 1,585,155
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 707,686
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 1,537 1,594,638
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 1,830 1,955,355
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 .................. 4,077 4,189,321
10.00%, 04/15/27 ................. 4,172 4,610,060
Sutter Health:
Series 20A, 2.29%, 08/15/30 ......... 400 413,136
Series 20A, 3.36%, 08/15/50 ......... 244 264,757
Synlab Bondco plc, (EURIBOR 3 Month +
4.75%), 4.75%, 07/01/25
(a)
........... EUR 1,440 1,773,725
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
USD 432 388,800
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 1,132 1,152,149
4.63%, 09/01/24
(b)
................. 1,371 1,406,989
7.50%, 04/01/25
(b)
................. 1,506 1,627,180
5.13%, 05/01/25 .................. 990 1,003,009
4.88%, 01/01/26
(b)
................. 7,029 7,332,161
6.25%, 02/01/27
(b)
................. 3,296 3,472,023
5.13%, 11/01/27
(b)
................. 7,341 7,736,386
4.63%, 06/15/28
(b)
................. 234 244,786
6.13%, 10/01/28
(b)
................. 3,901 4,074,536
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 775 879,337
2.75%, 05/15/40 .................. 345 357,153
4.75%, 07/15/45 .................. 700 946,391
4.25%, 06/15/48 .................. 510 649,675
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,319 2,463,937
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
West Street Merger Sub, Inc., 6.38%,
09/01/25
(b)
..................... USD 1,706 $ 1,757,180
186,388,405
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
:
5.00%, 10/15/26 .................. 1,065 1,106,269
5.00%, 05/15/27 .................. 4,820 5,074,872
6,181,141
Hotels, Restaurants & Leisure — 1.5%
1011778 BC ULC
(b)
:
4.25%, 05/15/24 .................. 407 414,155
5.75%, 04/15/25 .................. 2,266 2,414,672
3.88%, 01/15/28 .................. 1,478 1,499,874
4.38%, 01/15/28 .................. 1,674 1,707,480
4.00%, 10/15/30 .................. 1,535 1,523,488
Accor SA:
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(j)
..................... EUR 200 245,793
0.70%, 12/07/27
(h)
................. 1,298 774,504
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 898 942,900
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................. 991 1,095,055
6.38%, 04/01/26 .................. 1,477 1,531,442
4.75%, 12/01/27 .................. 1,104 1,131,407
Boyne USA, Inc., 7.25%, 05/01/25
(b)
...... 657 684,922
Burger King France SAS, 6.00%, 05/01/24 .. EUR 700 856,876
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 .................. USD 13,500 14,227,852
8.13%, 07/01/27 .................. 9,957 10,927,808
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 6,415 6,732,818
Carnival Corp.:
11.50%, 04/01/23
(b)
................ 3,790 4,300,096
10.13%, 02/01/26 ................. EUR 304 423,032
10.50%, 02/01/26
(b)
................ USD 771 894,360
7.63%, 03/01/26 .................. EUR 636 810,524
7.63%, 03/01/26
(b)
................. USD 2,027 2,143,553
9.88%, 08/01/27
(b)
................. 2,166 2,485,485
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,351,500
Cedar Fair LP
(b)
:
5.50%, 05/01/25 .................. 5,328 5,536,165
6.50%, 10/01/28 .................. 435 458,925
Champion Path Holdings Ltd.:
4.50%, 01/27/26 .................. 3,357 3,436,729
4.85%, 01/27/28 .................. 2,265 2,310,300
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 7,323 7,661,689
4.75%, 01/15/28 .................. 4,310 4,482,400
Cirsa Finance International SARL:
7.88%, 12/20/23
(b)
................. 1,417 1,399,288
4.75%, 05/22/25 .................. EUR 1,133 1,312,708
Codere Finance 2 Luxembourg SA:
10.75%, 09/30/23
(d)
................ 736 937,575
10.75%, (10.75% Cash or 10.75% PIK),
11/01/23
(i)
..................... 596 450,727
11.63%, (11.63% Cash or 11.63% PIK),
11/01/23
(b)(i)
.................... USD 500 310,797
CPUK Finance Ltd.:
4.25%, 08/28/22 .................. GBP 156 213,481
4.88%, 08/28/25 .................. 619 839,031
Diamond Resorts International, Inc., 7.75%,
09/01/23
(b)
..................... USD 300 305,250
Fortune Star BVI Ltd.:
5.95%, 01/29/23 .................. 630 648,703

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.75%, 07/02/23 .................. USD 10,490 $ 11,057,115
6.85%, 07/02/24 .................. 1,558 1,649,046
5.95%, 10/19/25 .................. 6,198 6,498,216
5.05%, 01/27/27 .................. 5,930 5,942,972
Gamma Bidco SpA, 6.25%, 07/15/25 ...... EUR 839 1,053,804
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 632 635,071
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 5,954,664
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................. 1,228 1,295,847
5.13%, 05/01/26 .................. 4,317 4,475,434
5.75%, 05/01/28
(b)
................. 1,614 1,741,103
4.88%, 01/15/30 .................. 3,234 3,486,009
4.00%, 05/01/31
(b)
................. 2,925 3,005,218
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,228,727
InterContinental Hotels Group plc, 3.38%,
10/08/28 ...................... GBP 278 407,848
International Game Technology plc:
3.50%, 07/15/24 .................. EUR 700 874,728
6.50%, 02/15/25
(b)
................. USD 1,000 1,102,670
3.50%, 06/15/26 .................. EUR 200 246,302
2.38%, 04/15/28 .................. 200 235,934
5.25%, 01/15/29
(b)
................. USD 310 330,925
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 532,174
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 41,300
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 551,250
Life Time, Inc.
(b)
:
5.75%, 01/15/26 .................. 2,588 2,614,203
8.00%, 04/15/26 .................. 1,396 1,397,745
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(b)
................. 620 653,455
6.50%, 09/15/26 .................. 248 257,960
4.75%, 01/15/28 .................. 325 327,437
McDonald's Corp.:
1.45%, 09/01/25 .................. 75 77,462
4.88%, 12/09/45 .................. 200 262,304
4.45%, 09/01/48 .................. 425 534,947
Melco Resorts Finance Ltd.:
5.25%, 04/26/26 .................. 9,061 9,378,135
5.63%, 07/17/27 .................. 630 658,350
5.38%, 12/04/29 .................. 431 449,991
5.38%, 12/04/29
(b)
................. 400 417,800
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 207,500
MGM China Holdings Ltd.:
5.25%, 06/18/25 .................. 4,566 4,728,664
5.88%, 05/15/26 .................. 3,334 3,491,323
MGM Resorts International:
7.75%, 03/15/22 .................. 4,734 5,023,957
6.00%, 03/15/23 .................. 5,798 6,189,365
5.75%, 06/15/25 .................. 261 285,619
4.63%, 09/01/26 .................. 261 272,093
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................. 701 813,160
5.88%, 03/15/26 .................. 1,481 1,465,272
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,271 1,363,503
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,428 1,495,830
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................. 935 1,054,212
9.13%, 06/15/23 .................. 1,114 1,201,728
11.50%, 06/01/25 ................. 4,370 5,038,741
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 .................. 1,982 2,143,038
5.00%, 10/15/25 .................. 2,379 2,450,560
8.25%, 03/15/26 .................. 3,658 3,867,914
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.00%, 05/15/28 .................. USD 1,055 $ 1,118,300
7.25%, 11/15/29 .................. 475 511,813
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
..................... 979 1,049,978
Silversea Cruise Finance Ltd., 7.25%,
02/01/25
(b)
..................... 500 516,250
Sisal Group SpA, 7.00%, 07/31/23 ....... EUR 935 1,150,691
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 7,035 7,580,213
Stars Group Holdings BV, 7.00%, 07/15/26
(b)
. 500 524,375
Stonegate Pub Co. Financing plc:
8.00%, 07/13/25 .................. GBP 611 838,752
8.25%, 07/31/25 .................. 400 563,680
Studio City Finance Ltd.:
7.25%, 02/11/24 .................. USD 2,499 2,592,712
6.00%, 07/15/25 .................. 1,000 1,047,500
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 1,013,625
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 492 489,540
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 582,222
Wyndham Destinations, Inc.:
6.63%, 07/31/26
(b)
................. 1,041 1,162,589
6.00%, 04/01/27
(d)
................. 500 552,338
4.63%, 03/01/30
(b)
................. 134 138,604
Wyndham Hotels & Resorts, Inc.
(b)
:
5.38%, 04/15/26 .................. 150 153,562
4.38%, 08/15/28 .................. 834 842,340
Wynn Las Vegas LLC
(b)
:
4.25%, 05/30/23 .................. 300 302,250
5.50%, 03/01/25 .................. 800 824,216
5.25%, 05/15/27 .................. 3,068 3,112,808
Wynn Macau Ltd.:
4.88%, 10/01/24 .................. 630 632,363
5.50%, 01/15/26 .................. 6,674 6,863,875
5.50%, 10/01/27 .................. 2,279 2,347,370
5.63%, 08/26/28
(b)
................. 435 447,376
5.13%, 12/15/29
(b)
................. 650 659,750
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 .................. 1,605 1,723,481
5.13%, 10/01/29 .................. 5,543 5,648,206
Yum! Brands, Inc.:
7.75%, 04/01/25
(b)
................. 2,131 2,339,007
4.75%, 01/15/30
(b)
................. 3,832 4,109,820
5.35%, 11/01/43 .................. 48 53,482
251,385,077
Household Durables — 0.2%
Beazer Homes USA, Inc.:
5.88%, 10/15/27 .................. 1,200 1,267,500
7.25%, 10/15/29 .................. 1,060 1,189,850
Brookfield Residential Properties, Inc.
(b)
:
6.25%, 09/15/27 .................. 2,375 2,505,625
4.88%, 02/15/30 .................. 2,761 2,831,737
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
1,429 1,532,602
Century Communities, Inc.:
5.88%, 07/15/25 .................. 500 520,000
6.75%, 06/01/27 .................. 100 107,088
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 295,596
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,587,200
KB Home:
6.88%, 06/15/27 .................. 700 824,250
4.80%, 11/15/29 .................. 1,085 1,195,084
Lennar Corp., 4.75%, 05/30/25 ......... 2 2,281
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,435 1,511,414
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 .................. 520 547,300

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.63%, 03/01/30 .................. USD 2,361 $ 2,449,537
MDC Holdings, Inc., 6.00%, 01/15/43 ...... 2,456 3,327,880
Meritage Homes Corp., 5.13%, 06/06/27 .... 1,995 2,241,383
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
910 940,713
Newell Brands, Inc.:
4.88%, 06/01/25 .................. 174 191,567
4.70%, 04/01/26
(d)
................. 500 549,715
5.87%, 04/01/36
(d)
................. 200 245,000
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
3,390 3,617,842
Shea Homes LP
(b)
:
4.75%, 02/15/28 .................. 1,085 1,112,125
4.75%, 04/01/29 .................. 280 288,400
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 .................. 300 338,916
5.75%, 01/15/28 .................. 315 355,163
5.13%, 08/01/30 .................. 917 1,005,513
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 500 518,125
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 88,800
TopBuild Corp., 5.63%, 05/01/26
(b)
....... 400 412,000
Tri Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,816,931
Tri Pointe Homes, Inc.:
5.25%, 06/01/27 .................. 2,600 2,823,600
5.70%, 06/15/28 .................. 548 615,130
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 1,858 1,913,740
41,769,607
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 1,343 1,403,979
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 .................. 1,259 1,312,130
4.38%, 03/31/29 .................. 108 110,430
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,630 1,676,862
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 1,642 1,674,840
Spectrum Brands, Inc.
(b)
:
5.00%, 10/01/29 .................. 340 359,825
5.50%, 07/15/30 .................. 946 1,016,950
7,555,016
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
(b)
:
1.38%, 01/15/26 .................. 1,345 1,350,424
2.45%, 01/15/31 .................. 860 861,731
Calpine Corp.
(b)
:
5.25%, 06/01/26 .................. 3,588 3,701,309
4.50%, 02/15/28 .................. 6,328 6,500,121
5.13%, 03/15/28 .................. 10,682 11,055,870
4.63%, 02/01/29 .................. 940 949,400
5.00%, 02/01/31 .................. 3,404 3,497,610
3.75%, 03/01/31 .................. 2,024 1,968,340
Clearway Energy Operating LLC:
5.75%, 10/15/25 .................. 1,615 1,692,270
4.75%, 03/15/28
(b)
................. 2,731 2,939,539
InterGen NV, 7.00%, 06/30/23
(b)
......... 500 482,500
Talen Energy Supply LLC
(b)
:
10.50%, 01/15/26 ................. 440 404,800
7.25%, 05/15/27 .................. 150 158,625
6.63%, 01/15/28 .................. 680 707,200
36,269,739
Industrial Conglomerates — 0.0%
Alfa SAB de CV:
6.88%, 03/25/44
(b)
................. 1,506 1,952,529
6.88%, 03/25/44 .................. 774 1,003,491
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
General Electric Co.:
5.88%, 01/14/38 .................. USD 560 $ 747,932
6.88%, 01/10/39 .................. 225 324,656
4.35%, 05/01/50 .................. 1,080 1,247,437
Honeywell International, Inc.:
2.30%, 08/15/24 .................. 190 202,321
2.70%, 08/15/29 .................. 725 796,342
Roper Technologies, Inc.:
3.65%, 09/15/23 .................. 350 378,322
1.00%, 09/15/25 .................. 355 357,049
1.75%, 02/15/31 .................. 205 201,308
7,211,387
Insurance — 0.6%
Achmea BV, (EURIBOR Swap Rate 5 Year +
4.78%), 4.62%
(a)(j)
................ EUR 300 384,183
Acrisure LLC, 8.13%, 02/15/24
(b)
......... USD 945 987,147
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 .................. 8,504 8,579,643
6.75%, 10/15/27 .................. 12,596 13,320,270
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(j)
.................... 12,800 12,920,064
American International Group, Inc.:
4.50%, 07/16/44 .................. 965 1,180,744
4.80%, 07/10/45 .................. 225 286,159
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
.... 629 674,212
Aon Corp., 3.75%, 05/02/29 ........... 550 634,160
Aon plc, 4.60%, 06/14/44 ............. 365 468,586
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.70% PIK), 01/15/27
(b)(i)
.......... 532 572,743
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(j)
....... 4,260 4,592,703
Assicurazioni Generali SpA
(a)
:
(EURIBOR 3 Month + 4.50%), 4.60%
(j)
... EUR 500 664,418
(EURIBOR 3 Month + 5.35%), 5.50%,
10/27/47 ..................... 3,570 5,232,511
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... USD 2,020 2,050,300
FWD Ltd., (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.08%),
5.50%
(a)(j)
..................... 760 723,900
Galaxy Bidco Ltd., 6.50%, 07/31/26 ....... GBP 567 815,719
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,239 2,412,522
Hartford Financial Services Group, Inc. (The),
(LIBOR USD 3 Month + 2.13%), 2.35%,
02/12/47
(a)(b)
.................... 13,425 12,349,345
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(j)
............ 1,721 1,733,370
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 1,436 1,540,110
HUB International Ltd., 7.00%, 05/01/26
(b)
... 9,688 10,051,300
KDB Life Insurance Co. Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.66%), 7.50%
(a)(j)
............... 3,000 3,020,625
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.62%
(a)(j)
................ GBP 2,875 4,321,337
Liberty Mutual Group, Inc., (EUR Swap Annual
5 Year + 3.70%), 3.62%, 05/23/59
(a)
..... EUR 300 371,587
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,175 1,410,488
Nationwide Financial Services, Inc., 6.75%,
05/15/37 ...................... 900 1,083,105
NFP Corp., 6.88%, 08/15/28
(b)
.......... 7,787 8,185,305
Prudential Financial, Inc., 4.35%, 02/25/50 .. 425 531,596

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)
.... USD 677 $ 740,587
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)
..................... EUR 400 510,250
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 775 945,396
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 160 158,061
Union Life Insurance Co. Ltd., 3.00%, 09/19/21 708 658,661
Unipol Gruppo SpA, 3.25%, 09/23/30 ...... EUR 950 1,217,127
105,328,234
Interactive Media & Services — 0.1%
Adevinta ASA:
2.63%, 11/15/25 .................. 265 327,862
3.00%, 11/15/27 .................. 399 498,103
Alphabet, Inc.:
1.90%, 08/15/40 .................. USD 730 689,386
2.05%, 08/15/50 .................. 435 394,186
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 4,628 4,824,690
Tencent Holdings Ltd., 2.39%, 06/03/30
(b)
... 4,967 5,008,909
TripAdvisor, Inc., 7.00%, 07/15/25
(b)
....... 125 134,844
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 1,319 1,388,195
13,266,175
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
3.15%, 08/22/27 .................. 1,525 1,725,225
3.88%, 08/22/37 .................. 1,075 1,308,514
2.50%, 06/03/50 .................. 360 356,448
2.70%, 06/03/60 .................. 180 181,120
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 2,657 2,647,036
Booking Holdings, Inc., 4.10%, 04/13/25 .... 522 588,949
Expedia Group, Inc.
(b)
:
3.60%, 12/15/23 .................. 715 761,173
6.25%, 05/01/25 .................. 700 809,329
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 1,328 1,399,095
GrubHub Holdings, Inc., 5.50%, 07/01/27
(b)
.. 1,200 1,263,000
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 .................. 2,599 2,707,261
5.63%, 02/15/29 .................. 1,965 2,132,025
4.13%, 08/01/30 .................. 2,845 2,935,187
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 11,083
QVC, Inc.:
4.38%, 03/15/23 .................. 200 211,250
4.85%, 04/01/24 .................. 200 217,250
4.45%, 02/15/25 .................. 1,000 1,070,000
4.75%, 02/15/27 .................. 1,500 1,608,188
4.38%, 09/01/28 .................. 345 358,800
5.95%, 03/15/43 .................. 550 569,523
Very Group Funding plc (The), 7.75%, 11/15/22 GBP 300 418,304
23,278,760
IT Services — 0.4%
21Vianet Group, Inc., 7.88%, 10/15/21 ..... USD 5,755 5,853,914
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 .................. 1,306 1,304,367
6.13%, 12/01/28 .................. 358 366,950
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 563,720
Banff Merger Sub, Inc.:
8.38%, 09/01/26 .................. EUR 720 918,620
9.75%, 09/01/26
(b)
................. USD 11,086 11,730,318
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,787 2,820,305
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
. 3,491 3,595,102
Security
Par (000)
Par (000) Value
IT Services (continued)
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 .................. USD 1,468 $ 1,475,487
5.63%, 09/15/28 .................. 1,358 1,391,950
Centurion Bidco SpA, 5.88%, 09/30/26 ..... EUR 785 984,741
Cogent Communications Group, Inc., 5.38%,
03/01/22
(b)
..................... USD 210 215,086
Endurance Acquisition Merger Sub, 6.00%,
02/15/29
(b)
..................... 1,657 1,628,002
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................. 450 497,419
Fiserv, Inc.:
3.50%, 07/01/29 .................. 10 11,270
2.65%, 06/01/30 .................. 755 801,759
4.40%, 07/01/49 .................. 225 282,931
Gartner, Inc.
(b)
:
4.50%, 07/01/28 .................. 2,984 3,147,225
3.75%, 10/01/30 .................. 3,215 3,305,373
Global Payments, Inc.:
3.80%, 04/01/21 .................. 165 165,458
3.20%, 08/15/29 .................. 1,300 1,421,428
4.15%, 08/15/49 .................. 475 561,498
International Business Machines Corp.:
4.00%, 06/20/42 .................. 25 29,885
4.25%, 05/15/49 .................. 1,440 1,786,612
KBR, Inc., 4.75%, 09/30/28
(b)
........... 1,079 1,116,765
Mastercard, Inc., 3.85%, 03/26/50 ........ 300 373,383
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 455 471,436
3.25%, 06/01/50 .................. 805 890,133
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 2,344 2,462,067
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ 2,440 2,568,100
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 .................. 1,215 1,296,648
6.75%, 06/01/25 .................. 6,593 6,781,560
Unisys Corp., 6.88%, 11/01/27
(b)
......... 1,925 2,131,938
United Group BV:
4.88%, 07/01/24 .................. EUR 866 1,071,953
4.00%, 11/15/27 .................. 1,411 1,696,579
VeriSign, Inc.:
4.63%, 05/01/23 .................. USD 500 503,590
5.25%, 04/01/25 .................. 350 395,063
4.75%, 07/15/27 .................. 2,690 2,858,367
WEX, Inc., 4.75%, 02/01/23
(b)
.......... 1,901 1,905,791
71,382,793
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................. 3,622 3,804,187
5.88%, 12/15/27
(b)
................. 4,409 4,861,936
6.20%, 10/01/40 .................. 560 655,200
5.45%, 11/01/41 .................. 1,148 1,268,540
10,589,863
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
5.50%, 04/01/26 .................. 350 365,313
4.25%, 05/01/28 .................. 1,754 1,846,085
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,482 4,480,655
6,692,053
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 379,800
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,089 1,102,613
Colfax Corp., 6.38%, 02/15/26
(b)
......... 2,457 2,632,577
Deere & Co., 3.75%, 04/15/50 .......... 325 401,814

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Machinery (continued)
EnPro Industries, Inc., 5.75%, 10/15/26 .... USD 559 $ 593,938
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 1,243 1,258,538
Grinding Media, Inc., 7.38%, 12/15/23
(b)
.... 3,167 3,230,340
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
.......... 2,313 2,498,040
Meritor, Inc., 4.50%, 12/15/28
(b)
......... 1,637 1,669,740
Mueller Water Products, Inc., 5.50%, 06/15/26
(b)
465 481,275
Navistar International Corp.
(b)
:
9.50%, 05/01/25 .................. 975 1,085,326
6.63%, 11/01/25 .................. 2,525 2,632,060
Novafives SAS, 5.00%, 06/15/25 ........ EUR 787 814,192
Otis Worldwide Corp.:
3.11%, 02/15/40 .................. USD 253 266,280
3.36%, 02/15/50 .................. 10 10,864
Platin 1426 GmbH, 5.38%, 06/15/23 ...... EUR 788 956,277
RBS Global, Inc., 4.88%, 12/15/25
(b)
...... USD 4,026 4,113,525
Rebecca Bidco GmbH, 5.75%, 07/15/25 .... EUR 503 640,326
Sofima Holding SpA:
3.75%, 01/15/28 .................. 677 824,736
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 712,412
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 818 891,293
Terex Corp., 5.63%, 02/01/25
(b)
......... 1,462 1,496,723
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 4,187 4,258,263
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
... 2,946 3,177,997
Vertical Midco GmbH, 4.38%, 07/15/27 .... EUR 748 949,491
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
.. USD 6,365 6,649,738
43,728,178
Marine — 0.0%
CMA CGM SA:
6.50%, 07/15/22 .................. EUR 500 615,238
7.50%, 01/15/26 .................. 1,315 1,704,953
2,320,191
Media — 1.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... USD 1,103 1,147,589
Altice Financing SA:
2.25%, 01/15/25 .................. EUR 1,003 1,174,589
7.50%, 05/15/26
(b)
................. USD 11,885 12,464,394
3.00%, 01/15/28 .................. EUR 676 780,490
5.00%, 01/15/28
(b)
................. USD 7,144 7,322,600
AMC Networks, Inc.:
4.75%, 12/15/22 .................. 333 333,499
5.00%, 04/01/24 .................. 670 680,640
4.75%, 08/01/25 .................. 1,561 1,607,830
4.25%, 02/15/29 .................. 1,585 1,577,883
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
..................... 85 85,425
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,262,209
Cable Onda SA, 4.50%, 01/30/30
(b)
....... 2,000 2,160,000
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 1,755 1,800,595
Charter Communications Operating LLC:
4.46%, 07/23/22 .................. 2,670 2,805,082
4.50%, 02/01/24 .................. 655 725,570
4.91%, 07/23/25 .................. 2,670 3,078,004
6.38%, 10/23/35 .................. 810 1,090,186
6.48%, 10/23/45 .................. 1,340 1,831,567
5.13%, 07/01/49 .................. 875 1,035,596
3.85%, 04/01/61 .................. 4,416 4,232,579
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,475,480
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 .................. 4,545 4,727,754
5.13%, 08/15/27
(b)
................. 12,818 13,090,383
Security
Par (000)
Par (000) Value
Media (continued)
Comcast Corp.:
3.70%, 04/15/24 .................. USD 320 $ 351,825
3.15%, 03/01/26 .................. 2,725 3,015,179
4.15%, 10/15/28 .................. 1,632 1,935,160
2.65%, 02/01/30 .................. 1,725 1,855,050
4.60%, 10/15/38 .................. 2,050 2,622,411
2.80%, 01/15/51 .................. 1,705 1,695,248
4.95%, 10/15/58 .................. 550 782,531
CSC Holdings LLC:
5.88%, 09/15/22 .................. 450 474,188
5.25%, 06/01/24 .................. 4,991 5,371,564
5.50%, 05/15/26
(b)
................. 850 881,628
5.50%, 04/15/27
(b)
................. 970 1,023,059
5.38%, 02/01/28
(b)
................. 4,003 4,245,942
6.50%, 02/01/29
(b)
................. 3,885 4,323,247
5.75%, 01/15/30
(b)
................. 2,705 2,903,669
4.13%, 12/01/30
(b)
................. 3,606 3,686,774
4.63%, 12/01/30
(b)
................. 13,491 13,760,820
3.38%, 02/15/31
(b)
................. 3,078 3,003,666
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 200 203,000
Diamond Sports Group LLC
(b)
:
5.38%, 08/15/26 .................. 4,061 3,279,257
6.63%, 08/15/27 .................. 500 317,500
Discovery Communications LLC:
4.90%, 03/11/26 .................. 600 701,839
4.00%, 09/15/55
(b)
................. 266 286,528
DISH DBS Corp.:
6.75%, 06/01/21 .................. 1,476 1,498,583
5.88%, 07/15/22 .................. 12,324 12,816,960
5.00%, 03/15/23 .................. 230 236,911
5.88%, 11/15/24 .................. 2,300 2,383,421
7.75%, 07/01/26 .................. 8,793 9,539,746
7.38%, 07/01/28 .................. 895 931,919
Entercom Media Corp., 6.50%, 05/01/27
(b)
... 508 520,700
EW Scripps Co. (The), 5.13%, 05/15/25
(b)
... 700 714,000
Fox Corp.:
3.67%, 01/25/22 .................. 65 67,074
3.05%, 04/07/25 .................. 575 626,994
5.58%, 01/25/49 .................. 325 449,937
GCI LLC, 4.75%, 10/15/28
(b)
........... 1,233 1,285,020
Gray Television, Inc., 7.00%, 05/15/27
(b)
.... 505 551,940
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 700 859,687
iHeartCommunications, Inc.
(b)
:
5.25%, 08/15/27 .................. 214 221,909
4.75%, 01/15/28 .................. 175 178,719
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 .................. 300 306,873
5.40%, 10/01/48 .................. 200 265,668
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 981,950
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 3,713 3,992,329
Liberty Interactive LLC:
8.50%, 07/15/29 .................. 500 577,500
8.25%, 02/01/30 .................. 400 458,500
MDC Partners, Inc., 7.50%, 05/01/24
(b)(d)
.... 1,010 1,030,200
Meredith Corp., 6.88%, 02/01/26 ........ 761 769,485
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 578,930
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
700 743,022
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 3,344 3,446,995
4.25%, 01/15/29 .................. 919 912,108
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,624,036

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 .................. USD 5,201 $ 5,293,942
6.50%, 09/15/28 .................. 10,878 11,449,095
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 .................. 957 957,000
5.38%, 01/15/31 .................. 1,284 1,296,840
SES SA, (EUR Swap Annual 5 Year + 5.40%),
5.63%
(a)(j)
..................... EUR 1,015 1,348,812
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... USD 5,810 5,788,212
Sirius XM Radio, Inc.
(b)
:
5.00%, 08/01/27 .................. 2,336 2,455,218
5.50%, 07/01/29 .................. 6,369 6,930,268
4.13%, 07/01/30 .................. 2,333 2,403,900
Summer BC Holdco A SARL, 9.25%, 10/31/27 EUR 631 813,270
Summer BC Holdco B SARL, 5.75%, 10/31/26 1,919 2,427,777
Summer BidCo BV
(i)
:
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 420,774
0.00%, (0.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... 754 932,921
TEGNA, Inc.:
5.50%, 09/15/24
(b)
................. USD 73 74,277
4.75%, 03/15/26
(b)
................. 585 620,100
4.63%, 03/15/28
(b)
................. 750 759,274
5.00%, 09/15/29 .................. 250 260,153
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 3,600 3,808,800
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 3,637 3,932,506
Time Warner Cable LLC, 4.00%, 09/01/21 ... 850 860,092
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 255 263,287
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 .................. 4,563 4,587,754
6.63%, 06/01/27 .................. 2,784 2,930,160
UPC Holding BV:
5.50%, 01/15/28
(b)
................. 400 418,500
3.88%, 06/15/29 .................. EUR 100 123,934
UPCB Finance VII Ltd., 3.63%, 06/15/29 .... 990 1,237,159
Urban One, Inc., 7.38%, 02/01/28
(b)
....... USD 1,515 1,530,695
ViacomCBS, Inc.
(a)
:
(LIBOR USD 3 Month + 3.90%), 5.87%,
02/28/57 ..................... 450 462,375
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57 ..................... 450 505,125
Videotron Ltd.:
5.00%, 07/15/22 .................. 450 470,813
5.38%, 06/15/24
(b)
................. 400 439,000
5.13%, 04/15/27
(b)
................. 569 601,649
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28 ................. GBP 567 797,268
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 5,418 5,661,810
Ziggo Bond Co. BV
(b)
:
6.00%, 01/15/27 .................. 783 820,193
5.13%, 02/28/30 .................. 2,811 2,931,620
Ziggo BV:
4.25%, 01/15/27 .................. EUR 296 374,779
5.50%, 01/15/27
(b)
................. USD 5,742 5,985,490
4.88%, 01/15/30
(b)
................. 2,410 2,525,933
260,281,920
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd.:
5.95%, 07/31/24 .................. 6,909 7,403,425
5.45%, 01/24/28 .................. 630 657,323
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Alcoa Nederland Holding BV
(b)
:
6.75%, 09/30/24 .................. USD 500 $ 518,750
7.00%, 09/30/26 .................. 450 474,982
Allegheny Technologies, Inc.:
7.88%, 08/15/23
(d)
................. 2,253 2,464,635
5.88%, 12/01/27 .................. 25 26,253
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,332,150
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,563,100
ArcelorMittal SA:
3.60%, 07/16/24 .................. 600 644,552
4.55%, 03/11/26 .................. 1,950 2,172,573
Arconic Corp.
(b)
:
6.00%, 05/15/25 .................. 1,922 2,066,929
6.13%, 02/15/28 .................. 2,612 2,801,174
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 190 272,349
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 286 399,865
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 7,958 8,546,773
China Hongqiao Group Ltd., 7.13%, 07/22/22 . 1,955 1,903,070
Cleveland-Cliffs, Inc., 9.88%, 10/17/25
(b)
.... 2,000 2,351,760
Commercial Metals Co.:
5.75%, 04/15/26 .................. 746 774,497
5.38%, 07/15/27 .................. 104 109,980
3.88%, 02/15/31 .................. 631 645,986
Constellium SE
(b)
:
5.75%, 05/15/24 .................. 695 705,425
6.63%, 03/01/25 .................. 3,374 3,430,329
5.88%, 02/15/26 .................. 7,037 7,234,740
5.63%, 06/15/28 .................. 1,468 1,570,760
FMG Resources August 2006 Pty. Ltd.
(b)
:
4.75%, 05/15/22 .................. 555 570,956
5.13%, 03/15/23 .................. 360 377,777
5.13%, 05/15/24 .................. 545 592,211
FMG Resources Pty. Ltd., 4.50%, 09/15/27
(b)
. 595 653,602
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 .................. 3,038 3,219,293
4.63%, 08/01/30 .................. 4,299 4,773,072
5.45%, 03/15/43 .................. 9,322 11,652,500
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,271,103
Glencore Funding LLC, 0.00%, 03/27/25
(h)(l)
.. 800 757,904
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,714,261
Hudbay Minerals, Inc.
(b)
:
7.63%, 01/15/25 .................. 310 322,694
6.13%, 04/01/29 .................. 300 318,000
IAMGOLD Corp., 5.75%, 10/15/28
(b)
...... 385 392,825
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 2,062,081
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 2,368 2,670,986
JSW Steel Ltd., 5.95%, 04/18/24 ........ 630 668,509
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 .................. 1,512 1,614,060
4.63%, 03/01/28 .................. 244 251,691
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. 615 681,881
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 4,149 4,481,791
Newmont Corp.:
3.70%, 03/15/23 .................. 220 231,854
2.80%, 10/01/29 .................. 235 252,338
5.45%, 06/09/44 .................. 300 414,763
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 5,239 5,736,705
Novelis Corp.
(b)
:
5.88%, 09/30/26 .................. 4,721 4,945,247
4.75%, 01/30/30 .................. 6,768 7,106,400

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nucor Corp.:
2.00%, 06/01/25 .................. USD 205 $ 215,143
2.98%, 12/15/55
(b)
................. 75 76,625
Periama Holdings LLC, 5.95%, 04/19/26 .... 3,520 3,731,200
Southern Copper Corp., 5.88%, 04/23/45 ... 150 215,111
Steel Dynamics, Inc.:
2.40%, 06/15/25 .................. 95 100,863
1.65%, 10/15/27 .................. 535 547,968
3.25%, 10/15/50 .................. 210 211,487
SunCoke Energy Partners LP, 7.50%,
06/15/25
(b)
..................... 350 357,875
thyssenkrupp AG:
1.88%, 03/06/23 .................. EUR 637 770,746
2.88%, 02/22/24 .................. 3,476 4,256,096
2.50%, 02/25/25 .................. 100 122,120
United States Steel Corp., 12.00%, 06/01/25
(b)
USD 4,328 5,020,480
Vale Overseas Ltd.:
6.25%, 08/10/26 .................. 367 449,919
3.75%, 07/08/30 .................. 2,790 3,049,889
Vedanta Resources Finance II plc:
8.00%, 04/23/23 .................. 6,094 5,273,214
13.88%, 01/21/24
(b)
................ 653 700,180
13.88%, 01/21/24 ................. 2,425 2,600,206
Vedanta Resources Ltd.:
7.13%, 05/31/23 .................. 6,730 5,672,128
146,177,134
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 99,750
Starwood Property Trust, Inc.:
5.00%, 12/15/21 .................. 1,943 1,969,716
5.50%, 11/01/23
(b)
................. 217 225,680
4.75%, 03/15/25 .................. 350 350,277
2,645,423
Multiline Retail — 0.1%
Future Retail Ltd., 5.60%, 01/22/25 ....... 800 686,250
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... 630 642,009
Macy's, Inc., 8.38%, 06/15/25
(b)
......... 3,931 4,353,583
Marks & Spencer plc, 4.50%, 07/10/27
(d)
.... GBP 1,200 1,714,830
Nordstrom, Inc.:
8.75%, 05/15/25
(b)
................. USD 738 825,851
4.00%, 03/15/27 .................. 175 174,508
6.95%, 03/15/28 .................. 50 58,305
4.38%, 04/01/30 .................. 75 74,868
5.00%, 01/15/44 .................. 550 542,115
9,072,319
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 893,279
CenterPoint Energy, Inc., 3.60%, 11/01/21 ... 465 476,338
Consumers Energy Co., 3.25%, 08/15/46 ... 875 969,974
Dominion Energy, Inc.:
2.72%, 08/15/21
(d)
................. 365 369,595
Series B, 2.75%, 09/15/22 ........... 1,210 1,246,907
3.90%, 10/01/25 .................. 1,120 1,264,042
DTE Energy Co.:
Series B, 2.60%, 06/15/22 ........... 180 185,324
2.25%, 11/01/22 .................. 200 206,032
NiSource, Inc.:
3.60%, 05/01/30 .................. 400 455,011
3.95%, 03/30/48 .................. 550 630,996
Sempra Energy:
3.40%, 02/01/28 .................. 1,075 1,206,613
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.80%, 02/01/38 .................. USD 1,025 $ 1,170,799
9,074,910
Oil, Gas & Consumable Fuels — 3.7%
Adani Green Energy UP Ltd., 6.25%, 12/10/24 600 666,075
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 3,927 4,015,358
Aker BP ASA, 5.88%, 03/31/25
(b)
........ 350 360,664
Antero Midstream Partners LP:
5.38%, 09/15/24 .................. 450 448,875
7.88%, 05/15/26
(b)
................. 2,504 2,679,593
5.75%, 03/01/27
(b)
................. 118 117,683
5.75%, 01/15/28
(b)
................. 1,750 1,750,000
Antero Resources Corp.:
5.13%, 12/01/22 .................. 281 281,056
5.63%, 06/01/23 .................. 300 296,625
8.38%, 07/15/26
(b)
................. 856 903,262
7.63%, 02/01/29
(b)
................. 2,846 2,909,153
Apache Corp.:
4.63%, 11/15/25 .................. 305 312,625
4.88%, 11/15/27 .................. 1,709 1,755,997
4.38%, 10/15/28 .................. 1,858 1,849,899
5.10%, 09/01/40 .................. 2,537 2,568,865
5.25%, 02/01/42 .................. 599 599,000
4.75%, 04/15/43 .................. 4,298 4,083,100
4.25%, 01/15/44 .................. 767 705,640
5.35%, 07/01/49 .................. 736 724,960
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 .................. 1,810 2,039,653
8.25%, 12/31/28 .................. 1,004 1,021,781
Azure Power Solar Energy Pvt Ltd., 5.65%,
12/24/24 ...................... 630 667,603
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 180 171,000
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
1,273 1,346,999
BP Capital Markets America, Inc.:
3.19%, 04/06/25 .................. 730 796,344
3.02%, 01/16/27 .................. 582 639,526
3.63%, 04/06/30 .................. 830 944,375
1.75%, 08/10/30 .................. 560 552,223
BP Capital Markets plc
(a)(j)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... 12,000 12,780,480
(EUR Swap Annual 5 Year + 3.88%), 3.25% EUR 550 712,259
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.17%), 4.25% .... GBP 500 732,541
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... USD 11,025 12,015,045
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................. 1,167 1,183,046
3.95%, 12/01/26 .................. 395 397,880
4.50%, 03/01/28
(b)
................. 1,438 1,485,339
5.85%, 11/15/43 .................. 1,337 1,333,657
5.60%, 10/15/44 .................. 978 943,770
California Resources Corp., 7.13%, 02/01/26
(b)
948 939,705
Callon Petroleum Co., 9.00%, 04/01/25
(b)
... 3,178 3,029,587
Calumet Specialty Products Partners LP:
7.75%, 04/15/23 .................. 500 482,500
11.00%, 04/15/25
(b)
................ 500 495,000
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 622,209
Cenovus Energy, Inc., 4.25%, 04/15/27 .... 1,000 1,100,055
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
..................... 844 733,056
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 550 637,215
5.13%, 06/30/27 .................. 1,485 1,761,354

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. USD 110 $ 112,887
5.63%, 10/01/26 .................. 4,820 5,014,487
4.50%, 10/01/29 .................. 3,421 3,677,575
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
... 9,391 9,825,334
Chevron Corp., 1.55%, 05/11/25 ......... 1,435 1,481,254
Chevron USA, Inc., 4.20%, 10/15/49 ...... 665 821,198
Cimarex Energy Co., 3.90%, 05/15/27 ..... 1,025 1,140,043
CITGO Petroleum Corp., 7.00%, 06/15/25
(b)
.. 1,719 1,742,292
CNX Resources Corp.
(b)
:
7.25%, 03/14/27 .................. 3,149 3,386,119
6.00%, 01/15/29 .................. 2,184 2,257,055
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
..................... 761 726,755
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................. 4,878 4,987,755
9.75%, 08/15/26 .................. 3,329 3,544,847
Concho Resources, Inc.:
3.75%, 10/01/27 .................. 2,000 2,279,651
4.30%, 08/15/28 .................. 585 683,266
Continental Resources, Inc.:
5.00%, 09/15/22 .................. 1,397 1,398,746
4.50%, 04/15/23 .................. 374 383,851
4.38%, 01/15/28 .................. 690 703,655
5.75%, 01/15/31
(b)
................. 2,119 2,293,818
4.90%, 06/01/44 .................. 1,857 1,794,326
Crestwood Midstream Partners LP:
6.25%, 04/01/23
(d)
................. 570 572,907
5.75%, 04/01/25 .................. 75 74,250
5.63%, 05/01/27
(b)
................. 2,401 2,311,551
6.00%, 02/01/29
(b)
................. 1,871 1,802,400
CrownRock LP, 5.63%, 10/15/25
(b)
....... 8,776 8,733,393
CVR Energy, Inc.
(b)
:
5.25%, 02/15/25 .................. 1,100 1,077,670
5.75%, 02/15/28 .................. 576 565,373
DCP Midstream Operating LP:
3.88%, 03/15/23 .................. 300 308,250
5.38%, 07/15/25 .................. 1,157 1,237,990
5.63%, 07/15/27 .................. 1,700 1,853,000
6.45%, 11/03/36
(b)
................. 1,578 1,755,525
6.75%, 09/15/37
(b)
................. 5,096 5,656,560
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 331,875
5.60%, 04/01/44 .................. 350 365,750
Devon Energy Corp.:
5.60%, 07/15/41 .................. 401 481,628
4.75%, 05/15/42 .................. 312 345,851
Diamondback Energy, Inc.:
2.88%, 12/01/24 .................. 1,680 1,774,853
4.75%, 05/31/25 .................. 50 56,571
3.50%, 12/01/29 .................. 1,400 1,487,473
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
..................... 3,721 3,851,235
Enbridge, Inc.:
4.00%, 10/01/23 .................. 500 541,143
2.50%, 01/15/25 .................. 1,040 1,102,185
3.70%, 07/15/27 .................. 2,579 2,938,082
3.13%, 11/15/29 .................. 425 459,486
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 14,632,250
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
.................... 13,910 15,081,482
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
......... 8,265 9,139,553
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 .................. USD 1,109 $ 1,184,551
5.50%, 01/30/26 .................. 4,452 4,607,820
5.75%, 01/30/28 .................. 4,819 5,108,140
Energy Transfer Operating LP:
5.88%, 01/15/24 .................. 3,740 4,193,905
4.90%, 02/01/24 .................. 245 268,382
5.25%, 04/15/29 .................. 270 311,492
5.80%, 06/15/38 .................. 610 688,098
6.50%, 02/01/42 .................. 483 586,307
5.15%, 03/15/45 .................. 1,536 1,619,747
6.13%, 12/15/45 .................. 435 488,821
6.00%, 06/15/48 .................. 1,526 1,733,246
6.25%, 04/15/49 .................. 2,543 3,008,045
5.00%, 05/15/50 .................. 5,332 5,522,600
Energy Transfer Partners LP, 5.00%, 10/01/22 300 317,207
EnLink Midstream LLC:
5.63%, 01/15/28
(b)
................. 1,837 1,833,556
5.38%, 06/01/29 .................. 1,230 1,174,650
EnLink Midstream Partners LP:
4.40%, 04/01/24 .................. 1,979 1,959,210
4.15%, 06/01/25 .................. 1,283 1,247,717
4.85%, 07/15/26 .................. 2,641 2,564,517
5.60%, 04/01/44 .................. 1,050 842,625
5.05%, 04/01/45 .................. 156 124,767
5.45%, 06/01/47 .................. 600 480,000
ENN Clean Energy International Investment
Ltd., 7.50%, 02/27/21 .............. 200 200,188
Enterprise Products Operating LLC:
2.80%, 01/31/30 .................. 500 535,696
4.85%, 03/15/44 .................. 105 127,234
4.80%, 02/01/49 .................. 1,415 1,734,603
4.20%, 01/31/50 .................. 950 1,064,313
EOG Resources, Inc.:
4.38%, 04/15/30 .................. 300 356,708
4.95%, 04/15/50 .................. 70 90,480
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................. 1,589 1,662,205
4.13%, 12/01/26 .................. 178 172,393
6.50%, 07/01/27
(b)
................. 3,017 3,230,589
5.50%, 07/15/28 .................. 730 756,090
4.50%, 01/15/29
(b)
................. 2,290 2,210,354
4.75%, 01/15/31
(b)
................. 4,217 4,071,007
6.50%, 07/15/48 .................. 240 229,008
EQT Corp.:
7.88%, 02/01/25
(d)
................. 475 559,764
3.90%, 10/01/27 .................. 2,092 2,173,065
5.00%, 01/15/29 .................. 450 489,375
8.75%, 02/01/30
(d)
................. 1,749 2,230,360
Genesis Energy LP:
6.50%, 10/01/25 .................. 1,078 997,474
8.00%, 01/15/27 .................. 1,761 1,673,478
7.75%, 02/01/28 .................. 840 779,100
Global Partners LP, 6.88%, 01/15/29
(b)
..... 500 535,000
GNL Quintero SA, 4.63%, 07/31/29 ....... 7,171 7,952,639
Greenko Dutch BV, 5.25%, 07/24/24 ...... 630 654,098
Greenko Mauritius Ltd., 6.25%, 02/21/23 ... 930 960,225
Greenko Solar Mauritius Ltd.:
5.55%, 01/29/25 .................. 630 647,128
5.95%, 07/29/26 .................. 6,630 7,129,322
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 2,373 2,492,243
Hess Corp.:
4.30%, 04/01/27 .................. 925 1,025,651
5.60%, 02/15/41 .................. 925 1,095,869
5.80%, 04/01/47 .................. 200 246,921

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 .................. USD 1,418 $ 1,471,763
5.13%, 06/15/28 .................. 981 1,018,082
Hilcorp Energy I LP
(b)
:
5.75%, 10/01/25 .................. 550 562,375
6.25%, 11/01/28 .................. 220 232,100
5.75%, 02/01/29 .................. 1,096 1,114,435
6.00%, 02/01/31 .................. 1,911 1,939,665
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 908,326
HPCL-Mittal Energy Ltd.:
5.45%, 10/22/26 .................. 1,760 1,841,950
5.25%, 04/28/27 .................. 700 724,062
India Green Energy Holdings:
5.38%, 04/29/24
(b)
................. 2,900 3,037,750
5.38%, 04/29/24 .................. 1,945 2,037,387
Indigo Natural Resources LLC
(b)
:
6.88%, 02/15/26 .................. 4,955 5,134,371
5.38%, 02/01/29 .................. 3,556 3,511,550
Ithaca Energy North Sea plc, 9.38%, 07/15/24
(b)
1,225 1,228,062
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,654,346
Kinder Morgan Energy Partners LP:
5.00%, 10/01/21 .................. 3,000 3,056,018
6.95%, 01/15/38 .................. 286 390,702
6.38%, 03/01/41 .................. 75 97,149
5.00%, 03/01/43 .................. 1,000 1,158,979
5.40%, 09/01/44 .................. 850 1,033,069
Kinder Morgan, Inc.:
3.15%, 01/15/23 .................. 2,105 2,208,764
5.55%, 06/01/45 .................. 575 720,054
5.05%, 02/15/46 .................. 925 1,098,410
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 5,010 5,327,822
Marathon Oil Corp.:
2.80%, 11/01/22 .................. 628 644,144
4.40%, 07/15/27 .................. 2,075 2,338,759
Marathon Petroleum Corp.:
4.50%, 05/01/23 .................. 2,150 2,326,116
4.75%, 09/15/44 .................. 49 56,411
Matador Resources Co., 5.88%, 09/15/26 ... 6,170 5,892,350
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 .. 2,890 3,076,044
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25 ...................... 3,648 3,791,640
MEG Energy Corp.
(b)
:
7.00%, 03/31/24 .................. 5,435 5,509,460
6.50%, 01/15/25 .................. 5,351 5,512,065
7.13%, 02/01/27 .................. 2,374 2,451,155
5.88%, 02/01/29 .................. 1,992 1,977,060
Mongolian Mining Corp., 9.25%, 04/15/24 ... 4,000 3,676,250
MPLX LP:
1.75%, 03/01/26 .................. 1,160 1,182,811
4.25%, 12/01/27 .................. 1,000 1,149,327
4.00%, 03/15/28 .................. 425 483,571
Murphy Oil Corp.:
4.95%, 12/01/22
(d)
................. 350 350,000
6.88%, 08/15/24 .................. 300 293,250
5.75%, 08/15/25 .................. 1,222 1,174,904
5.88%, 12/01/27 .................. 512 486,759
6.37%, 12/01/42
(d)
................. 150 131,250
Neerg Energy Ltd., 6.00%, 02/13/22 ...... 2,070 2,099,109
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,568 1,532,720
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 11,705 12,107,301
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
3,163 3,206,491
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,362,433
NuStar Logistics LP:
5.75%, 10/01/25 .................. 752 797,120
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 06/01/26 .................. USD 2,522 $ 2,679,625
5.63%, 04/28/27 .................. 600 630,000
6.38%, 10/01/30 .................. 47 51,759
Occidental Petroleum Corp.:
2.70%, 08/15/22 .................. 2,306 2,312,249
2.70%, 02/15/23 .................. 1,648 1,628,101
6.95%, 07/01/24 .................. 431 467,635
2.90%, 08/15/24 .................. 6,386 6,178,455
5.50%, 12/01/25 .................. 1,411 1,481,550
3.40%, 04/15/26 .................. 348 336,144
3.20%, 08/15/26 .................. 114 107,160
3.00%, 02/15/27 .................. 30 27,750
8.50%, 07/15/27 .................. 380 446,386
6.38%, 09/01/28 .................. 705 768,450
3.50%, 08/15/29 .................. 1,750 1,623,772
8.88%, 07/15/30 .................. 885 1,111,339
6.13%, 01/01/31 .................. 1,914 2,082,097
6.45%, 09/15/36 .................. 2,325 2,551,397
4.30%, 08/15/39 .................. 2,678 2,343,250
6.20%, 03/15/40 .................. 3,053 3,175,120
4.50%, 07/15/44 .................. 2,020 1,747,300
4.63%, 06/15/45 .................. 4,189 3,652,337
6.60%, 03/15/46 .................. 450 484,744
4.40%, 04/15/46 .................. 4,378 3,856,011
4.10%, 02/15/47 .................. 482 400,060
4.20%, 03/15/48 .................. 2,022 1,698,480
4.40%, 08/15/49 .................. 2,317 1,969,450
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 .................. 657 681,639
5.63%, 07/01/24 .................. 425 462,507
5.38%, 01/01/26 .................. 2,175 2,376,260
Ovintiv, Inc.:
8.13%, 09/15/30 .................. 25 32,832
7.20%, 11/01/31 .................. 50 63,030
7.38%, 11/01/31 .................. 75 95,601
6.50%, 08/15/34 .................. 925 1,135,215
6.63%, 08/15/37 .................. 50 60,197
6.50%, 02/01/38 .................. 150 178,761
Parkland Corp.
(b)
:
6.00%, 04/01/26 .................. 330 346,500
5.88%, 07/15/27 .................. 2,224 2,379,680
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 .................. 2,327 2,545,156
4.13%, 02/15/28 .................. 3,356 3,565,750
PBF Holding Co. LLC:
9.25%, 05/15/25
(b)
................. 2,976 2,870,799
7.25%, 06/15/25 .................. 890 590,626
PDC Energy, Inc.:
6.13%, 09/15/24 .................. 1,560 1,591,512
6.25%, 12/01/25 .................. 1,742 1,733,290
5.75%, 05/15/26 .................. 2,733 2,784,189
Petrobras Global Finance BV:
4.38%, 05/20/23 .................. 2,579 2,764,366
5.30%, 01/27/25 .................. 13,605 15,468,885
7.38%, 01/17/27 .................. 1,740 2,169,519
Pioneer Natural Resources Co.:
1.13%, 01/15/26 .................. 310 310,527
2.15%, 01/15/31 .................. 325 321,547
Plains All American Pipeline LP:
6.65%, 01/15/37 .................. 1,305 1,611,500
5.15%, 06/01/42 .................. 515 551,832
4.30%, 01/31/43 .................. 1,981 1,945,216
4.70%, 06/15/44 .................. 895 907,648
4.90%, 02/15/45 .................. 1,827 1,910,230

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA
(b)
:
5.13%, 10/06/24 .................. USD 350 $ 346,391
5.00%, 01/24/26 .................. 550 528,687
QEP Resources, Inc.:
5.38%, 10/01/22 .................. 1,626 1,686,975
5.25%, 05/01/23 .................. 2,844 2,993,310
5.63%, 03/01/26 .................. 1,481 1,651,463
Range Resources Corp.:
5.88%, 07/01/22 .................. 140 141,400
5.00%, 08/15/22 .................. 2,947 2,961,735
5.00%, 03/15/23 .................. 1,595 1,599,506
4.88%, 05/15/25 .................. 922 902,345
9.25%, 02/01/26 .................. 1,000 1,089,790
8.25%, 01/15/29
(b)
................. 1,112 1,167,600
Rattler Midstream LP, 5.63%, 07/15/25
(b)
.... 1,464 1,533,540
ReNew Power Ltd., 6.45%, 09/27/22 ...... 3,330 3,450,713
ReNew Power Pvt Ltd., 5.88%, 03/05/27 .... 4,485 4,765,313
ReNew Power Synthetic:
6.67%, 03/12/24 .................. 4,901 5,164,429
6.67%, 03/12/24
(b)
................. 630 663,862
Repsol International Finance BV
(a)
:
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(j)
...................... EUR 550 714,174
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(j)
...................... 325 436,755
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 398,196
Rubis Terminal Infra SAS, 5.63%, 05/15/25 .. 1,313 1,689,266
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. USD 975 1,115,810
5.63%, 03/01/25 .................. 1,525 1,778,913
4.50%, 05/15/30
(b)
................. 465 541,706
Santos Finance Ltd., 5.25%, 03/13/29 ..... 1,100 1,250,449
Seven Generations Energy Ltd., 5.38%,
09/30/25
(b)
..................... 495 502,573
Sinopec Group Overseas Development 2018
Ltd., 2.15%, 05/13/25
(b)
............. 1,460 1,503,177
SM Energy Co.:
6.13%, 11/15/22 .................. 1,556 1,509,320
5.00%, 01/15/24 .................. 92 85,330
10.00%, 01/15/25
(b)
................ 5,864 6,501,710
Southwestern Energy Co.:
4.10%, 03/15/22 .................. 1,750 1,750,000
6.45%, 01/23/25
(d)
................. 1,637 1,715,780
7.50%, 04/01/26 .................. 1,151 1,202,565
7.75%, 10/01/27 .................. 350 369,250
8.38%, 09/15/28 .................. 1,057 1,131,101
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 .................. 1,215 1,283,964
5.35%, 05/15/45 .................. 446 474,308
5.40%, 10/01/47 .................. 2,562 2,725,612
Sunoco LP:
5.50%, 02/15/26 .................. 1,194 1,227,050
6.00%, 04/15/27 .................. 1,260 1,334,025
5.88%, 03/15/28 .................. 436 462,160
4.50%, 05/15/29
(b)
................. 2,152 2,199,570
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 .................. 985 1,002,760
7.50%, 10/01/25 .................. 1,062 1,131,030
5.50%, 01/15/28 .................. 295 292,050
6.00%, 12/31/30 .................. 1,925 1,929,812
Talos Production, Inc., 12.00%, 01/15/26
(b)
.. 800 758,000
Targa Resources Partners LP:
4.25%, 11/15/23 .................. 569 571,785
5.13%, 02/01/25 .................. 1,692 1,737,853
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 04/15/26 .................. USD 3,333 $ 3,491,351
5.38%, 02/01/27 .................. 1,036 1,070,665
6.50%, 07/15/27 .................. 400 430,000
5.00%, 01/15/28 .................. 4,494 4,640,055
6.88%, 01/15/29 .................. 1,844 2,035,315
5.50%, 03/01/30 .................. 1,328 1,411,823
4.88%, 02/01/31
(b)
................. 414 432,009
TerraForm Power Operating LLC
(b)
:
4.25%, 01/31/23 .................. 584 601,254
5.00%, 01/31/28 .................. 1,080 1,198,800
4.75%, 01/15/30 .................. 986 1,057,485
TOTAL SE, Series FP, 0.50%, 12/02/22
(h)
... 600 609,210
Trafigura Funding SA, 3.88%, 02/02/26 .... EUR 800 970,665
Transcanada Trust, Series 16-A, (LIBOR USD 3
Month + 4.64%), 5.87%, 08/15/76
(a)
..... USD 31,704 35,270,700
UGI International LLC, 3.25%, 11/01/25 .... EUR 500 620,427
Valero Energy Corp.:
2.70%, 04/15/23 .................. USD 425 443,173
1.20%, 03/15/24 .................. 1,250 1,258,455
2.85%, 04/15/25 .................. 625 663,617
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 1,357 1,424,850
Western Midstream Operating LP:
3.95%, 06/01/25 .................. 884 897,260
4.75%, 08/15/28 .................. 256 270,720
5.05%, 02/01/30
(d)
................. 1,900 2,090,000
5.45%, 04/01/44 .................. 1,420 1,489,225
5.30%, 03/01/48 .................. 5,568 5,707,200
5.50%, 08/15/48 .................. 671 664,290
6.25%, 02/01/50
(d)
................. 6,362 7,157,250
Williams Cos., Inc. (The):
3.60%, 03/15/22 .................. 1,000 1,029,850
3.70%, 01/15/23 .................. 960 1,010,896
4.55%, 06/24/24 .................. 1,425 1,588,393
5.10%, 09/15/45 .................. 840 1,012,893
WPX Energy, Inc.:
8.25%, 08/01/23 .................. 286 328,960
5.25%, 09/15/24 .................. 400 444,750
5.88%, 06/15/28 .................. 240 259,862
645,269,457
Paper & Forest Products — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 775 801,893
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 194,563
Mercer International, Inc., 5.13%, 02/01/29
(b)
. 1,130 1,149,775
Norbord, Inc.
(b)
:
6.25%, 04/15/23 .................. 173 187,273
5.75%, 07/15/27 .................. 730 783,837
Resolute Forest Products, Inc.:
5.88%, 05/15/23 .................. 450 450,450
4.88%, 03/01/26
(b)
................. 1,080 1,074,600
WEPA Hygieneprodukte GmbH, (EURIBOR 3
Month + 2.88%), 2.88%, 12/15/26
(a)
..... EUR 397 481,447
5,123,838
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23 .................. 900 1,021,399
4.75%, 04/15/26 .................. 600 659,111
6.50%, 04/15/26
(b)
................. USD 500 476,250
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
548 586,212
2,742,972
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 800 887,920
8.50%, 01/31/27 .................. 3,125 3,460,937

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
(b)
:
7.00%, 03/15/24 .................. USD 1,130 $ 1,155,086
6.13%, 04/15/25 .................. 2,028 2,077,808
5.50%, 11/01/25 .................. 1,125 1,158,412
9.00%, 12/15/25 .................. 6,400 7,025,280
5.75%, 08/15/27 .................. 2,758 2,968,298
7.00%, 01/15/28 .................. 1,604 1,735,849
5.00%, 01/30/28 .................. 757 779,937
5.00%, 02/15/29 .................. 3,942 4,035,248
6.25%, 02/15/29 .................. 4,887 5,241,698
7.25%, 05/30/29 .................. 4,897 5,454,034
5.25%, 01/30/30 .................. 2,423 2,501,893
5.25%, 02/15/31 .................. 3,799 3,907,176
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,741,481
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 .................. 520 563,165
3.40%, 07/26/29 .................. 150 171,561
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27
(b)
................. 3,091 3,257,141
2.38%, 03/01/28 .................. EUR 2,407 2,914,005
Cheplapharm Arzneimittel GmbH:
3.50%, 02/11/27 .................. 786 951,573
4.38%, 01/15/28 .................. 450 558,385
5.50%, 01/15/28
(b)
................. USD 2,050 2,108,937
Diocle Spa, (EURIBOR 3 Month + 3.88%),
3.87%, 06/30/26
(a)
................ EUR 278 337,943
Elanco Animal Health, Inc., 5.90%, 08/28/28
(d)
USD 680 812,260
Endo DAC
(b)
:
5.88%, 10/15/24 .................. 400 404,000
9.50%, 07/31/27 .................. 3,962 4,526,585
6.00%, 06/30/28 .................. 785 657,712
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... 1,150 1,253,500
HLF Financing SARL LLC, 7.25%, 08/15/26
(b)
. 300 316,780
Johnson & Johnson, 3.55%, 03/01/36 ..... 820 994,974
Jubilant Pharma Ltd., 6.00%, 03/05/24 ..... 1,300 1,369,469
Merck & Co., Inc., 3.40%, 03/07/29 ....... 425 486,613
Nidda BondCo GmbH:
5.00%, 09/30/25 .................. EUR 800 975,937
7.25%, 09/30/25 .................. 374 471,460
Nidda Healthcare Holding GmbH:
3.50%, 09/30/24 .................. 1,911 2,313,200
P&L Development LLC, 7.75%, 11/15/25
(b)
... USD 1,473 1,576,110
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 9,815 10,583,711
Pfizer, Inc.:
3.45%, 03/15/29 .................. 240 275,982
4.30%, 06/15/43 .................. 325 413,041
2.70%, 05/28/50 .................. 1,150 1,165,507
Rossini SARL:
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 242,346
6.75%, 10/30/25 .................. 1,212 1,565,026
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 ................. USD 25 27,768
Takeda Pharmaceutical Co. Ltd.:
4.00%, 11/26/21 .................. 1,000 1,026,622
4.40%, 11/26/23 .................. 1,088 1,202,331
3.18%, 07/09/50 .................. 1,420 1,455,228
Teva Pharmaceutical Finance Netherlands II
BV:
6.00%, 01/31/25 .................. EUR 200 265,995
4.50%, 03/01/25 .................. 500 635,028
1.88%, 03/31/27 .................. 300 336,760
1.63%, 10/15/28 .................. 300 327,204
90,674,916
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
:
4.63%, 10/01/27 .................. USD 85 $ 88,294
4.00%, 04/15/29 .................. 786 802,702
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,406 1,453,692
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 .................. 3,607 3,859,490
10.25%, 02/15/27 ................. 2,172 2,427,210
House of Finance NV (The), 4.38%, 07/15/26 . EUR 300 364,069
Intertrust Group BV, 3.38%, 11/15/25 ...... 1,711 2,114,174
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 .................. USD 4,102 4,301,972
5.00%, 06/15/28 .................. 4,412 4,677,691
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 965 1,014,697
21,103,991
Real Estate Management & Development — 3.7%
ADLER Group SA:
3.25%, 08/05/25 .................. EUR 900 1,131,787
2.75%, 11/13/26 .................. 100 121,983
ADLER Real Estate AG, 3.00%, 04/27/26 ... 700 878,750
Agile Group Holdings Ltd.:
8.50%, 07/18/21 .................. USD 1,758 1,794,808
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.22%),
6.87%
(a)(j)
..................... 1,058 1,074,862
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.29%),
7.88%
(a)(j)
..................... 3,884 4,053,925
5.75%, 01/02/25 .................. 7,642 7,849,767
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 11.08%),
7.75%
(a)(j)
..................... 2,282 2,347,607
6.05%, 10/13/25 .................. 4,265 4,408,944
Alam Sutera Realty Tbk. PT, 0.00%, (0.00%
Cash or 6.25% PIK), 05/02/24
(i)
........ 607 461,130
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.37%
(a)(j)
................ EUR 1,500 1,882,253
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 356,789
Central China Real Estate Ltd.:
6.50%, 03/05/21 .................. 2,540 2,539,873
6.75%, 11/08/21 .................. 2,050 2,059,389
6.88%, 08/08/22 .................. 630 634,725
7.25%, 04/24/23 .................. 2,630 2,632,466
7.90%, 11/07/23 .................. 1,930 1,946,887
7.25%, 07/16/24 .................. 2,118 2,054,460
7.25%, 08/13/24 .................. 918 888,165
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21 .................. 714 341,604
6.92%, 06/16/22 .................. 4,911 1,852,368
6.90%, 01/13/23 .................. 6,858 2,565,321
8.60%, 04/08/24 .................. 2,833 1,023,421
China Aoyuan Group Ltd.:
4.80%, 02/18/21 .................. 3,100 3,095,156
7.50%, 05/10/21 .................. 5,030 5,067,876
7.95%, 09/07/21 .................. 1,978 2,011,997
8.50%, 01/23/22 .................. 3,028 3,091,399
5.38%, 09/13/22 .................. 400 405,952
7.95%, 02/19/23 .................. 10,122 10,653,405
6.35%, 02/08/24 .................. 7,738 8,016,084
5.98%, 08/18/25 .................. 2,400 2,447,250
China Evergrande Group:
8.25%, 03/23/22 .................. 1,145 1,092,401
9.50%, 04/11/22 .................. 630 602,437
11.50%, 01/22/23 ................. 9,095 8,651,619
4.25%, 02/14/23
(h)
................. HKD 54,000 6,893,826

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
10.00%, 04/11/23 ................. USD 7,174 $ 6,595,596
7.50%, 06/28/23 .................. 2,500 2,161,250
12.00%, 01/22/24 ................. 6,281 5,925,731
10.50%, 04/11/24 ................. 1,930 1,749,666
China SCE Group Holdings Ltd.:
7.45%, 04/17/21 .................. 3,000 3,013,620
5.88%, 03/10/22 .................. 1,171 1,183,014
7.25%, 04/19/23 .................. 5,710 5,933,047
7.38%, 04/09/24 .................. 6,549 6,880,543
7.00%, 05/02/25 .................. 4,685 4,884,113
CIFI Holdings Group Co. Ltd.:
5.50%, 01/23/22 .................. 2,100 2,128,350
7.63%, 02/28/23 .................. 1,500 1,566,562
6.55%, 03/28/24 .................. 2,810 2,986,503
6.45%, 11/07/24 .................. 3,264 3,487,584
6.00%, 07/16/25 .................. 4,272 4,539,000
5.95%, 10/20/25 .................. 5,340 5,723,813
5.25%, 05/13/26 .................. 6,015 6,271,720
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(j)
................ EUR 800 965,419
Consus Real Estate AG, 9.63%, 05/15/24 ... 1,371 1,778,578
Country Garden Holdings Co. Ltd.:
6.50%, 04/08/24 .................. USD 2,719 2,922,075
6.15%, 09/17/25 .................. 4,561 5,074,113
4.20%, 02/06/26 .................. 8,332 8,803,279
5.63%, 12/15/26 .................. 800 901,750
5.13%, 01/14/27 .................. 630 678,431
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24 ................. EUR 400 469,644
Easy Tactic Ltd.:
7.00%, 04/25/21 .................. USD 800 798,096
9.13%, 07/28/22 .................. 3,153 3,098,808
8.13%, 02/27/23 .................. 4,580 4,319,513
8.63%, 02/27/24 .................. 4,785 4,414,162
8.63%, 03/05/24 .................. 1,457 1,350,457
8.13%, 07/11/24 .................. 4,330 3,907,825
Excel Capital Global Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 3 Year
+ 9.34%), 7.00%
(a)(j)
............... 4,800 4,858,500
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21 .................. 1,730 1,729,459
15.00%, 12/18/21 ................. 1,735 1,849,401
11.75%, 04/17/22 ................. 2,039 2,111,002
7.95%, 07/05/22 .................. 1,650 1,634,016
12.25%, 10/18/22 ................. 3,269 3,419,170
10.88%, 01/09/23 ................. 1,345 1,366,856
11.88%, 06/01/23 ................. 1,500 1,556,719
9.25%, 07/28/23 .................. 3,540 3,472,519
9.88%, 10/19/23 .................. 2,640 2,580,600
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
4,450 4,697,042
Global Prime Capital Pte. Ltd.:
7.25%, 04/26/21 .................. 3,000 3,011,760
5.50%, 10/18/23 .................. 630 638,859
5.95%, 01/23/25 .................. 6,156 6,344,528
Greenland Global Investment Ltd.:
(LIBOR USD 3 Month + 4.85%), 5.10%,
09/26/21
(a)
.................... 3,600 3,456,000
7.25%, 03/12/22 .................. 630 606,178
6.75%, 06/25/22 .................. 520 494,487
5.60%, 11/13/22 .................. 4,563 4,179,423
6.25%, 12/16/22 .................. 4,547 4,296,915
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 1,645 1,694,350
Heimstaden Bostad AB
(a)(j)
:
(EUR Swap Annual 5 Year + 3.67%), 3.25% EUR 450 558,977
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(EUR Swap Annual 5 Year + 3.91%), 3.37% EUR 450 $ 559,149
(EUR Swap Annual 5 Year + 3.15%), 1.00% 1,275 1,515,155
Hopson Capital International Group Co. Ltd.,
6.00%, 02/17/21 ................. USD 3,100 3,100,000
Hopson Development Holdings Ltd., 7.50%,
06/27/22 ...................... 6,890 7,021,341
Howard Hughes Corp. (The)
(b)
:
5.38%, 03/15/25 .................. 1,634 1,684,670
5.38%, 08/01/28 .................. 1,204 1,270,220
4.13%, 02/01/29 .................. 1,847 1,838,892
4.38%, 02/01/31 .................. 2,322 2,317,147
Hunt Cos., Inc., 6.25%, 02/15/26
(b)
....... 540 552,150
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(f)(k)
. 2,500 762,500
Jingrui Holdings Ltd., 9.45%, 04/23/21 ..... 1,200 1,187,625
Kaisa Group Holdings Ltd.:
6.75%, 02/18/21 .................. 2,140 2,139,331
8.50%, 06/30/22 .................. 737 743,219
11.95%, 10/22/22 ................. 3,345 3,516,431
11.50%, 01/30/23 ................. 3,413 3,532,455
10.88%, 07/23/23 ................. 9,661 9,917,620
9.75%, 09/28/23 .................. 5,565 5,566,739
11.95%, 11/12/23 ................. 4,610 4,823,213
9.38%, 06/30/24 .................. 5,944 5,643,828
Kennedy-Wilson, Inc.:
5.88%, 04/01/24 .................. 585 594,067
5.00%, 03/01/31 .................. 625 626,563
KWG Group Holdings Ltd.:
7.88%, 08/09/21 .................. 1,144 1,166,880
7.88%, 09/01/23 .................. 7,914 8,208,302
7.40%, 03/05/24 .................. 1,718 1,823,227
5.88%, 11/10/24 .................. 1,287 1,311,968
5.95%, 08/10/25 .................. 7,356 7,418,066
Logan Group Co. Ltd.:
6.88%, 04/24/21 .................. 2,000 2,013,900
6.50%, 07/16/23 .................. 5,918 6,108,486
6.90%, 06/09/24 .................. 1,718 1,829,133
5.75%, 01/14/25 .................. 3,322 3,480,833
5.25%, 10/19/25 .................. 5,545 5,752,937
Modern Land China Co. Ltd., 12.85%, 10/25/21 530 544,409
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(f)(k)
.................... 1,296 359,640
New Metro Global Ltd.:
6.50%, 04/23/21 .................. 3,445 3,463,259
6.50%, 05/20/22 .................. 212 217,830
6.80%, 08/05/23 .................. 3,510 3,699,759
4.80%, 12/15/24 .................. 7,280 7,334,600
Peach Property Finance GmbH:
3.50%, 02/15/23 .................. EUR 592 731,479
4.38%, 11/15/25 .................. 423 529,663
Powerlong Real Estate Holdings Ltd.:
6.95%, 04/17/21 .................. USD 500 502,465
7.13%, 11/08/22 .................. 2,608 2,702,540
6.95%, 07/23/23 .................. 895 931,919
6.25%, 08/10/24 .................. 5,612 5,794,390
Realogy Group LLC
(b)
:
7.63%, 06/15/25 .................. 242 262,872
5.75%, 01/15/29 .................. 1,158 1,182,608
Redsun Properties Group Ltd.:
11.50%, 03/04/21 ................. 3,100 3,117,437
9.95%, 04/11/22 .................. 4,542 4,736,454
10.50%, 10/03/22 ................. 4,559 4,811,170
9.70%, 04/16/23 .................. 484 510,469
7.30%, 01/13/25 .................. 655 656,433
RKPF Overseas 2019 A Ltd.:
6.70%, 09/30/24 .................. 4,980 5,283,469

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.00%, 09/04/25 .................. USD 8,840 $ 9,113,487
Ronshine China Holdings Ltd.:
11.25%, 08/22/21 ................. 1,325 1,364,336
10.50%, 03/01/22 ................. 1,150 1,202,109
8.75%, 10/25/22 .................. 5,685 5,827,125
8.95%, 01/22/23 .................. 6,059 6,265,385
8.10%, 06/09/23 .................. 1,145 1,170,405
7.35%, 12/15/23 .................. 3,927 3,958,907
Scenery Journey Ltd.:
11.50%, 10/24/22 ................. 6,977 6,597,626
13.00%, 11/06/22 ................. 5,888 5,691,120
12.00%, 10/24/23 ................. 10,432 9,750,660
13.75%, 11/06/23 ................. 464 446,600
Seazen Group Ltd.:
6.45%, 06/11/22 .................. 300 308,531
6.15%, 04/15/23 .................. 1,145 1,181,139
6.00%, 08/12/24 .................. 4,566 4,782,885
Shimao Group Holdings Ltd.:
6.38%, 10/15/21 .................. 2,150 2,208,453
5.60%, 07/15/26 .................. 1,145 1,257,711
3.45%, 01/11/31 .................. 770 778,663
Shui On Development Holding Ltd.:
6.25%, 11/28/21 .................. 600 607,312
5.75%, 11/12/23 .................. 1,718 1,745,381
6.15%, 08/24/24 .................. 9,795 10,049,058
5.50%, 03/03/25 .................. 1,000 997,187
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27 ................. 209 232,970
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29 ...................... 302 315,684
Summit Properties Ltd., 2.00%, 01/31/25 ... EUR 273 324,792
Sunac China Holdings Ltd.:
7.88%, 02/15/22 .................. USD 955 974,100
7.25%, 06/14/22 .................. 4,755 4,875,361
8.35%, 04/19/23 .................. 200 209,125
7.95%, 10/11/23 .................. 3,927 4,129,486
7.50%, 02/01/24 .................. 6,446 6,675,639
6.65%, 08/03/24 .................. 7,244 7,361,715
7.00%, 07/09/25 .................. 4,573 4,653,027
Theta Capital Pte. Ltd.:
8.13%, 01/22/25 .................. 3,924 3,912,964
6.75%, 10/31/26 .................. 630 584,325
Times China Holdings Ltd.:
5.75%, 04/26/22 .................. 289 292,610
6.75%, 07/16/23 .................. 5,197 5,422,745
6.75%, 07/08/25 .................. 9,310 9,865,690
6.20%, 03/22/26 .................. 4,600 4,785,437
Unique Pub Finance Co. plc (The):
Series A4, 5.66%, 06/30/27 .......... GBP 654 926,524
Series N, 6.46%, 03/30/32
(d)
.......... 1,000 1,322,133
VLL International, Inc.:
7.38%, 06/18/22 .................. USD 2,000 2,090,880
5.75%, 11/28/24 .................. 2,000 2,013,750
Wanda Group Overseas Ltd., 7.50%, 07/24/22 4,935 4,635,816
Wanda Properties International Co. Ltd., 7.25%,
01/29/24 ...................... 1,000 1,022,188
Yango Justice International Ltd.:
6.80%, 03/11/21 .................. 3,070 3,069,041
10.00%, 02/12/23 ................. 1,811 1,932,110
9.25%, 04/15/23 .................. 4,560 4,819,350
8.25%, 11/25/23 .................. 4,554 4,744,699
7.50%, 04/15/24 .................. 2,975 3,022,414
Yanlord Land HK Co. Ltd.:
6.75%, 04/23/23 .................. 7,745 8,042,698
6.80%, 02/27/24 .................. 4,480 4,702,600
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd.:
6.38%, 03/06/21 .................. USD 1,392 $ 1,393,796
8.63%, 01/23/22 .................. 630 651,853
8.50%, 02/04/23 .................. 2,043 2,178,987
6.00%, 10/25/23 .................. 2,995 3,046,477
8.50%, 02/26/24 .................. 6,145 6,600,114
8.38%, 10/30/24 .................. 2,145 2,312,578
7.70%, 02/20/25 .................. 4,562 4,830,017
8.30%, 05/27/25 .................. 1,700 1,809,969
7.38%, 01/13/26 .................. 3,220 3,381,000
7.85%, 08/12/26 .................. 2,280 2,424,637
6.35%, 01/13/27 .................. 2,887 2,861,739
Zhenro Properties Group Ltd.:
5.60%, 02/28/21 .................. 1,260 1,258,031
9.15%, 03/08/22 .................. 2,055 2,108,302
8.70%, 08/03/22 .................. 4,930 5,119,497
8.65%, 01/21/23 .................. 3,268 3,379,316
9.15%, 05/06/23 .................. 1,145 1,206,186
8.30%, 09/15/23 .................. 2,338 2,449,786
8.35%, 03/10/24 .................. 1,155 1,210,945
7.88%, 04/14/24 .................. 3,400 3,505,188
7.35%, 02/05/25 .................. 1,590 1,624,781
6.63%, 01/07/26 .................. 2,235 2,223,825
629,239,598
Road & Rail — 0.3%
Algeco Global Finance plc, 8.00%, 02/15/23
(b)
415 423,507
Burlington Northern Santa Fe LLC:
4.90%, 04/01/44 .................. 200 273,648
4.15%, 12/15/48 .................. 425 537,628
3.55%, 02/15/50 .................. 425 495,557
CSX Corp.:
3.80%, 03/01/28 .................. 150 172,106
4.30%, 03/01/48 .................. 480 593,783
DAE Funding LLC, 2.63%, 03/20/25
(b)
..... 3,615 3,700,856
EC Finance plc, 2.38%, 11/15/22 ........ EUR 400 459,838
Loxam SAS:
3.50%, 04/15/22 .................. 109 132,622
3.50%, 05/03/23 .................. 720 875,460
4.25%, 04/15/24 .................. 300 367,313
3.25%, 01/14/25 .................. 708 849,517
3.75%, 07/15/26 .................. 673 822,600
5.75%, 07/15/27 .................. 200 243,195
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(j)
................ GBP 400 561,762
Norfolk Southern Corp.:
2.55%, 11/01/29 .................. USD 1,010 1,079,989
4.15%, 02/28/48 .................. 750 913,615
3.05%, 05/15/50 .................. 43 45,161
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28 ...................... 5,000 5,321,730
Penske Truck Leasing Co. LP, 4.00%,
07/15/25
(b)
..................... 2,915 3,281,314
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 3,061,312
Ryder System, Inc., 2.50%, 09/01/24 ...... 1,150 1,219,643
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 .................. 6,273 6,719,763
8.00%, 11/01/26 .................. 2,595 2,800,329
7.50%, 09/15/27 .................. 5,348 5,862,799
6.25%, 01/15/28 .................. 1,156 1,242,700
Union Pacific Corp.:
3.55%, 08/15/39 .................. 375 423,167
4.05%, 03/01/46 .................. 25 29,508
3.95%, 08/15/59 .................. 775 924,229

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
3.84%, 03/20/60 .................. USD 1,906 $ 2,246,606
45,681,257
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,197,625
ams AG:
6.00%, 07/31/25 .................. EUR 1,891 2,466,384
2.13%, 11/03/27
(h)
................. 800 1,051,470
Analog Devices, Inc., 2.95%, 04/01/25 ..... USD 850 922,290
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,200 1,359,250
Broadcom, Inc.:
4.70%, 04/15/25 .................. 3,545 4,046,553
4.25%, 04/15/26 .................. 610 691,966
3.46%, 09/15/26 .................. 417 459,054
4.75%, 04/15/29 .................. 1,325 1,550,135
3.50%, 02/15/41
(b)
................. 3,088 3,112,687
3.75%, 02/15/51
(b)
................. 4,311 4,406,891
Entegris, Inc.
(b)
:
4.63%, 02/10/26 .................. 400 414,250
4.38%, 04/15/28 .................. 860 907,300
Infineon Technologies AG, (EUR Swap Annual 5
Year + 3.39%), 2.88%
(a)(j)
............ EUR 800 1,002,284
Intel Corp.:
4.75%, 03/25/50 .................. USD 590 794,043
3.10%, 02/15/60 .................. 20 20,796
KLA Corp.:
4.10%, 03/15/29 .................. 1,026 1,213,298
3.30%, 03/01/50 .................. 850 934,306
Lam Research Corp., 4.88%, 03/15/49 ..... 275 391,291
Microchip Technology, Inc., 4.25%, 09/01/25
(b)
8,708 9,120,874
NVIDIA Corp., 3.50%, 04/01/40 ......... 490 563,168
NXP BV, 4.30%, 06/18/29
(b)
............ 1,440 1,680,738
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,988,545
Qorvo, Inc., 4.38%, 10/15/29 ........... 1,935 2,111,569
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 757,656
44,164,423
Software — 0.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 189,675
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................. 6,977 7,159,981
Autodesk, Inc., 3.50%, 06/15/27 ......... 18 20,366
Boxer Parent Co., Inc.:
6.50%, 10/02/25 .................. EUR 2,080 2,699,115
7.13%, 10/02/25
(b)
................. USD 3,375 3,649,590
9.13%, 03/01/26
(b)
................. 5,305 5,650,356
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)
........... EUR 392 478,328
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 .................. USD 2,645 2,675,312
4.25%, 01/31/26 .................. 4,589 4,703,725
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 6,152 6,398,080
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 2,352 2,414,587
CDK Global, Inc.:
5.88%, 06/15/26 .................. 545 568,258
4.88%, 06/01/27 .................. 1,384 1,454,923
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... 9,262 9,500,034
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 974 985,566
Fair Isaac Corp.
(b)
:
5.25%, 05/15/26 .................. 225 254,250
4.00%, 06/15/28 .................. 2,158 2,225,330
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 1,440 1,504,800
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 632,981
Microsoft Corp.:
3.45%, 08/08/36 .................. 750 897,748
Security
Par (000)
Par (000) Value
Software (continued)
4.10%, 02/06/37 .................. USD 754 $ 952,132
3.70%, 08/08/46 .................. 1,025 1,260,389
2.53%, 06/01/50 .................. 956 966,246
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 1,240 1,262,072
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,814,797
Open Text Corp., 3.88%, 02/15/28
(b)
...... 1,648 1,689,200
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 2,886 3,029,434
Oracle Corp.:
2.95%, 04/01/30 .................. 1,660 1,823,087
3.85%, 07/15/36 .................. 850 1,006,814
5.38%, 07/15/40 .................. 650 896,833
4.13%, 05/15/45 .................. 375 443,747
4.00%, 07/15/46 .................. 350 410,987
4.00%, 11/15/47 .................. 280 330,508
3.60%, 04/01/50 .................. 1,390 1,550,932
3.85%, 04/01/60 .................. 190 219,872
PTC, Inc.
(b)
:
3.63%, 02/15/25 .................. 760 779,000
4.00%, 02/15/28 .................. 1,628 1,693,120
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 2,933 2,933,000
Solera LLC, 10.50%, 03/01/24
(b)
......... 10,246 10,519,773
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 10,496 11,115,369
TeamSystem SpA, (EURIBOR 3 Month +
4.00%), 4.00%, 04/15/23
(a)
........... EUR 700 849,060
Veritas US, Inc.
(b)
:
7.50%, 02/01/23 .................. USD 1,901 1,901,000
7.50%, 09/01/25 .................. 7,162 7,358,955
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
2,103 2,124,030
113,993,362
Specialty Retail — 0.5%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 999,000
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 .................. 234 240,435
4.75%, 03/01/30 .................. 731 768,793
BCPE Ulysses Intermediate, Inc., 8.50%,
(8.50% Cash or 8.50% PIK), 04/01/27
(b)(i)
.. 1,033 1,026,859
Dufry One BV:
2.50%, 10/15/24 .................. EUR 400 457,417
2.00%, 02/15/27 .................. 870 969,370
eG Global Finance plc:
4.38%, 02/07/25 .................. 453 540,832
6.75%, 02/07/25
(b)
................. USD 2,238 2,305,140
6.25%, 10/30/25 .................. EUR 2,401 2,984,537
8.50%, 10/30/25
(b)
................. USD 2,845 3,022,813
Gap, Inc. (The), 8.88%, 05/15/27
(b)
....... 1,736 2,026,780
Goldstory SASU, 5.38%, 03/01/26 ....... EUR 412 499,983
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 1,384 1,412,995
Home Depot, Inc. (The):
4.20%, 04/01/43 .................. 125 155,876
4.50%, 12/06/48 .................. 815 1,084,202
3.35%, 04/15/50 .................. 625 700,877
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 730,588
L Brands, Inc.:
5.63%, 10/15/23 .................. 325 351,814
6.88%, 07/01/25
(b)
................. 3,598 3,918,026
9.38%, 07/01/25
(b)
................. 150 185,250
7.50%, 06/15/29 .................. 600 672,000
6.63%, 10/01/30
(b)
................. 2,124 2,377,659
6.88%, 11/01/35 .................. 4,379 5,076,531
6.75%, 07/01/36 .................. 369 421,582
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 1,509 1,527,410
Lithia Motors, Inc., 4.38%, 01/15/31
(b)
...... 730 772,698
Lowe's Cos., Inc.:
4.65%, 04/15/42 .................. 450 574,402

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.70%, 04/15/46 .................. USD 735 $ 834,945
3.00%, 10/15/50 .................. 675 687,740
Matalan Finance plc, 6.75%, 01/31/23 ..... GBP 500 548,060
Michaels Stores, Inc., 4.75%, 10/01/27
(b)
.... USD 485 497,125
Murphy Oil USA, Inc.:
4.75%, 09/15/29 .................. 1,648 1,763,772
3.75%, 02/15/31
(b)
................. 225 225,000
Park River Holdings, Inc., 5.63%, 02/01/29
(b)
. 1,095 1,088,156
Penske Automotive Group, Inc.:
3.50%, 09/01/25 .................. 1,178 1,204,564
5.50%, 05/15/26 .................. 320 331,856
PetSmart, Inc.:
7.13%, 03/15/23
(b)
................. 2,315 2,320,672
5.88%, 06/01/25
(b)
................. 6,430 6,622,900
4.75%, 02/15/28 .................. 3,260 3,260,000
7.75%, 02/15/29
(b)
................. 1,920 1,920,000
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 921,067
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 5,370 5,638,500
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
... 6,987 7,408,316
Staples, Inc., 7.50%, 04/15/26
(b)
......... 8,018 8,179,081
Tendam Brands SAU:
5.00%, 09/15/24 .................. EUR 255 287,793
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 303,903
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... USD 5,170 5,373,750
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
............ 1,603 1,621,034
86,842,103
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.20%, 09/11/29 .................. 1,800 1,903,678
4.50%, 02/23/36 .................. 75 98,199
3.45%, 02/09/45 .................. 225 256,991
3.85%, 08/04/46 .................. 1,100 1,343,036
2.65%, 05/11/50 .................. 990 1,001,081
Dell International LLC
(b)
:
7.13%, 06/15/24 .................. 1,575 1,635,795
8.35%, 07/15/46 .................. 705 1,048,670
Dell, Inc., 6.50%, 04/15/38 ............ 675 833,625
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
.... 1,083 1,198,069
EMC Corp., 3.38%, 06/01/23 ........... 650 675,408
HP, Inc., 2.20%, 06/17/25 ............. 2,175 2,285,319
Hurricane Finance plc, 8.00%, 10/15/25 .... GBP 550 808,971
NCR Corp.
(b)
:
5.75%, 09/01/27 .................. USD 1,330 1,394,365
5.00%, 10/01/28 .................. 633 650,408
6.13%, 09/01/29 .................. 999 1,076,902
5.25%, 10/01/30 .................. 644 672,980
Nuoxi Capital Ltd., 7.50%, 01/28/22
(f)(k)
..... 664 170,150
Seagate HDD Cayman, 4.13%, 01/15/31
(b)
.. 710 743,761
Xerox Corp., 4.80%, 03/01/35 .......... 1,315 1,326,112
Xerox Holdings Corp., 5.50%, 08/15/28
(b)
... 750 778,800
19,902,320
Textiles, Apparel & Luxury Goods — 0.0%
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(f)(h)(k)
.............. EUR 1,300 836,136
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 250 273,750
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
..... 170 181,225
Levi Strauss & Co., 5.00%, 05/01/25 ...... 163 167,336
Prime Bloom Holdings Ltd., 6.95%, 07/05/22 . 2,783 611,390
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 400,914
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,492,750
4,963,501
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
........... USD 1,575 $ 1,657,968
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27 EUR 200 251,235
Freedom Mortgage Corp.
(b)
:
8.25%, 04/15/25 .................. USD 830 862,271
7.63%, 05/01/26 .................. 883 935,715
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
..................... 4,551 4,852,504
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 2,405 2,433,559
Jerrold Finco plc, 5.25%, 01/15/27 ....... GBP 947 1,285,530
Ladder Capital Finance Holdings LLLP
(b)
:
5.25%, 03/15/22 .................. USD 700 703,500
4.25%, 02/01/27 .................. 2,344 2,245,740
LD Holdings Group LLC, 6.50%, 11/01/25
(b)
.. 386 410,125
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,057 1,130,990
Mongolian Mortgage Corp. HFC LLC:
9.75%, 01/29/22 .................. 2,801 2,815,005
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 .................. 4,460 4,716,450
5.50%, 08/15/28 .................. 2,857 2,949,852
5.13%, 12/15/30 .................. 2,549 2,644,588
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(j)
................ GBP 2,134 3,187,051
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.12%
(a)(j)
............ EUR 1,200 1,539,855
PennyMac Financial Services, Inc., 5.38%,
10/15/25
(b)
..................... USD 895 937,512
Radian Group, Inc.:
6.63%, 03/15/25 .................. 1,135 1,279,911
4.88%, 03/15/27 .................. 1,400 1,508,500
38,347,861
Tobacco — 0.1%
Altria Group, Inc.:
3.49%, 02/14/22 .................. 170 175,354
5.95%, 02/14/49 .................. 1,822 2,469,595
BAT Capital Corp.:
3.46%, 09/06/29 .................. 1,350 1,473,059
4.39%, 08/15/37 .................. 675 745,433
3.73%, 09/25/40 .................. 420 429,334
4.54%, 08/15/47 .................. 688 750,594
4.76%, 09/06/49 .................. 165 182,660
Vector Group Ltd.
(b)
:
6.13%, 02/01/25 .................. 3,450 3,502,820
5.75%, 02/01/29 .................. 870 898,127
10,626,976
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.50%, 03/01/21 .................. 1,300 1,302,162
3.50%, 01/15/22 .................. 2,040 2,096,248
2.88%, 01/15/26 .................. 1,065 1,122,522
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 1,288 1,399,090
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
.. 660 706,985
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.75%, 03/15/22 .................. 279 279,000
6.50%, 10/01/25 .................. 2,261 2,340,135
9.75%, 08/01/27 .................. 2,788 3,152,392
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 2,215 2,204,257
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,061 2,172,706
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 1,234 1,300,266
5.50%, 05/15/27 .................. 3,386 3,618,328
3.88%, 11/15/27 .................. 99 104,083

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
4.88%, 01/15/28 .................. USD 635 $ 674,846
5.25%, 01/15/30 .................. 6 6,642
4.00%, 07/15/30 .................. 96 101,251
3.88%, 02/15/31 .................. 130 135,525
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 .................. 2,698 2,935,680
7.25%, 06/15/28 .................. 5,327 5,984,166
31,636,284
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(j)
.. EUR 600 745,746
Autostrade per l'Italia SpA:
6.25%, 06/09/22 .................. GBP 300 432,691
5.88%, 06/09/24 .................. EUR 1,000 1,382,962
4.38%, 09/16/25 .................. 400 544,656
1.88%, 11/04/25 .................. 300 365,834
1.75%, 06/26/26 .................. 200 242,152
1.75%, 02/01/27 .................. 500 605,112
2.00%, 12/04/28 .................. 1,695 2,051,825
2.00%, 01/15/30 .................. 982 1,174,545
Getlink SE, 3.50%, 10/30/25 ........... 1,099 1,376,290
Royal Capital BV
(j)
:
5.88% ......................... USD 1,014 1,037,132
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.93%),
4.88%
(a)
...................... 508 519,216
10,478,161
Water Utilities — 0.0%
Thames Water Kemble Finance plc:
4.63%, 05/19/26 .................. GBP 1,089 1,510,595
1,510,595
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
3.13%, 07/16/22 .................. USD 300 311,400
3.63%, 04/22/29 .................. 1,300 1,455,188
4.38%, 04/22/49 .................. 250 310,130
C&W Senior Financing DAC
(b)
:
7.50%, 10/15/26 .................. 625 661,106
6.88%, 09/15/27 .................. 985 1,048,656
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 15,745 16,820,383
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
..................... 1,589 1,688,916
Hughes Satellite Systems Corp.:
5.25%, 08/01/26 .................. 2,112 2,341,786
6.63%, 08/01/26 .................. 250 282,762
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(i)
.......... 2,510 2,423,879
Matterhorn Telecom SA, 4.00%, 11/15/27 ... EUR 1,400 1,724,794
Millicom International Cellular SA
(b)
:
5.13%, 01/15/28 .................. USD 5,600 5,878,320
4.50%, 04/27/31 .................. 3,715 3,937,900
Rogers Communications, Inc., 3.70%, 11/15/49 176 198,563
SoftBank Group Corp.:
4.00%, 04/20/23 .................. EUR 426 539,862
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(j)
........................... USD 1,200 1,173,000
4.75%, 09/19/24 .................. 500 530,732
4.50%, 04/20/25 .................. EUR 200 263,037
4.75%, 07/30/25 .................. 1,783 2,356,204
3.13%, 09/19/25 .................. 1,200 1,498,567
5.00%, 04/15/28 .................. 1,100 1,498,271
4.00%, 09/19/29 .................. 131 170,040
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 805,913
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Sprint Corp.:
7.88%, 09/15/23 .................. USD 3,035 $ 3,505,425
7.13%, 06/15/24 .................. 1,874 2,185,159
7.63%, 02/15/25 .................. 850 1,015,750
7.63%, 03/01/26 .................. 3,097 3,817,052
Telefonica Europe BV
(a)(j)
:
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 2,035,167
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 2,097,022
T-Mobile USA, Inc.:
5.13%, 04/15/25 .................. USD 150 152,253
6.50%, 01/15/26 .................. 1,055 1,088,138
4.50%, 02/01/26 .................. 460 470,580
5.38%, 04/15/27 .................. 250 266,354
4.75%, 02/01/28 .................. 6,092 6,506,865
3.88%, 04/15/30
(b)
................. 575 649,273
2.88%, 02/15/31 .................. 3,948 3,980,097
4.38%, 04/15/40
(b)
................. 475 556,239
3.00%, 02/15/41
(b)
................. 225 221,512
4.50%, 04/15/50
(b)
................. 689 811,918
3.30%, 02/15/51
(b)
................. 925 906,306
United States Cellular Corp., 6.70%, 12/15/33 199 257,226
VEON Holdings BV
(b)
:
4.00%, 04/09/25 .................. 4,695 4,957,627
3.38%, 11/25/27 .................. 3,230 3,294,600
Vmed O2 UK Financing I plc, 3.25%, 01/31/31 EUR 931 1,152,411
Vodafone Group plc:
5.25%, 05/30/48 .................. USD 1,037 1,391,003
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)
.................... EUR 932 1,286,545
(EUR Swap Annual 5 Year + 2.67%), 3.10%,
01/03/79
(a)
.................... 400 502,410
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 18,145,127
VTR Comunicaciones SpA, 5.13%, 01/15/28
(b)
1,263 1,345,884
110,517,352
Total Corporate Bonds — 35.6%
(Cost: $5,826,862,144) ............................ 6,125,729,654
Equity-Linked Notes — 14.4%
Aerospace & Defense — 0.1%
Barclays Bank plc (L3Harris Technologies, Inc.),
14.82%, 02/01/21 ................. 32 5,642,321
Merrill Lynch International & Co. (Teledyne
Technologies, Inc.), 14.30%, 03/17/21 .... 34 12,318,058
17,960,379
Automobiles — 0.2%
Merrill Lynch International & Co. (Ford Motor
Co.), 18.37%, 02/04/21 .............. 561 5,050,630
Royal Dutch Shell plc (Toyota Motor Corp.),
7.59%, 03/12/21 .................. JPY 354 25,865,716
30,916,346
Banks — 0.5%
Barclays Bank plc (JPMorgan Chase & Co.):
12.06%, 02/25/21 ................. USD 53 5,820,607
12.71%, 03/05/21
(b)
................ 49 6,185,642
14.19%, 04/09/21
(b)
................ 189 24,632,724
BNP Paribas SA (Kotak Mahindra Bank Ltd.),
13.03%, 03/12/21 ................. 145 19,256,370
Citigroup Global Markets Holdings, Inc. (Bank
of America Corp.), 16.33%, 04/09/21
(b)
... 474 14,342,815
Merrill Lynch International & Co. (Citizens
Financial Group, Inc.), 19.64%, 04/16/21 .. 59 2,163,394

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Fifth Third BanCorp.),
13.64%, 04/21/21
(b)
................ USD 74 $ 2,150,319
Royal Bank of Canada (Truist Bank),
11.98%, 04/15/21
(b)
................ 44 2,136,890
76,688,761
Beverages — 0.1%
Royal Bank of Canada (Coca-Cola Co. (The))
(b)
:
6.38%, 02/26/21 .................. 155 7,494,525
8.44%, 03/05/21 .................. 225 10,929,287
18,423,812
Biotechnology — 0.1%
(b)
Citigroup Global Markets Holdings, Inc.
(AbbVie, Inc.), 14.45%, 02/04/21 ....... 57 5,816,759
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 13.77%, 02/01/21 ...... 250 16,201,609
22,018,368
Building Products — 0.4%
Barclays Bank plc (Johnson Controls
International plc):
11.42%, 02/01/21 ................. 205 9,762,244
9.72%, 03/18/21
(b)
................. 341 16,981,702
Citigroup Global Markets Holdings, Inc. (Masco
Corp.):
9.73%, 02/04/21
(b)
................. 146 7,949,623
11.20%, 02/10/21 ................. 45 2,414,831
13.21%, 03/09/21
(b)
................ 164 8,939,076
Credit Suisse AG (Owens Corning),
12.15%, 03/01/21 ................. 68 5,221,071
Royal Dutch Shell plc (Daikin Industries Ltd.),
10.59%, 03/12/21 ................. JPY 47 10,389,265
61,657,812
Capital Markets — 0.3%
Citigroup Global Markets Holdings, Inc. (MSCI,
Inc.), 13.00%, 03/01/21
(b)
............ USD 27 10,612,231
JPMorgan Structured Products BV
(Goldman Sachs Group, Inc. (The)),
11.40%, 04/15/21
(b)
................ 19 5,320,390
JPMorgan Structured Products BV (Interactive
Brokers Group, Inc.), 11.82%, 04/21/21
(b)
.. 33 2,082,423
JPMorgan Structured Products BV (S&P
Global, Inc.)
(b)
:
12.90%, 02/04/21 ................. 7 2,217,493
8.99%, 03/01/21 .................. 64 20,270,909
Merrill Lynch International & Co. (Morgan
Stanley), 11.62%, 04/15/21 ........... 45 3,106,452
43,609,898
Chemicals — 0.6%
Bank of Montreal (PPG Industries, Inc.),
13.99%, 03/17/21 ................. 113 15,342,562
Barclays Bank plc (Sherwin-Williams Co (The)):
9.42%, 03/01/21
(b)
................. 28 19,769,119
9.93%, 03/11/21 .................. 28 19,575,697
8.90%, 12/03/21 .................. 22 15,042,175
Credit Suisse AG (CF Industries Holdings, Inc.),
19.25%, 02/11/21 ................. 188 5,684,711
Merrill Lynch International & Co. (Dow, Inc.),
21.95%, 03/11/21 ................. 432 23,480,487
98,894,751
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Waste Management, Inc.):
8.30%, 02/10/21 .................. 77 8,562,034
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
8.95%, 02/11/21
(b)
................. USD 21 $ 2,345,778
10,907,812
Communications Equipment — 0.1%
Credit Suisse AG (Ciena Corp.),
14.25%, 03/03/21 ................. 134 6,732,800
Toronto-Dominion Bank (The) (Cisco Systems,
Inc.), 12.52%, 02/11/21 .............. 388 15,901,200
22,634,000
Construction & Engineering — 0.0%
Royal Bank of Canada (Balfour Beatty plc),
14.76%, 02/25/21
(b)
................ 21 2,263,062
Construction Materials — 0.1%
Credit Suisse AG (Vulcan Materials Co.),
12.70%, 02/11/21 ................. 60 8,757,476
Merrill Lynch International & Co. (Martin
Marietta Materials, Inc.), 13.25%, 02/10/21 13 3,683,334
12,440,810
Diversified Financial Services — 0.0%
Barclays Bank plc (doValue SpA),
9.10%, 03/01/21 .................. 58 6,826,173
Diversified Telecommunication Services — 0.1%
Royal Bank of Canada (Verizon
Communications, Inc.), 8.43%, 03/05/21
(b)
. 154 8,540,346
Electric Utilities — 0.2%
Bank of Montreal (NRG Energy, Inc.),
13.83%, 03/12/21
(b)
................ 190 6,966,014
Societe Generale SA (NextEra Energy, Inc.),
13.23%, 03/16/21 ................. 231 18,777,697
25,743,711
Electrical Equipment — 0.1%
Royal Bank of Canada (Emerson Electric Co.),
13.29%, 03/01/21
(b)
................ 223 17,675,493
Electronic Equipment, Instruments & Components — 0.1%
Barclays Bank plc (Corning, Inc.),
11.63%, 03/01/21 ................. 283 10,153,106
Citigroup Global Markets Holdings, Inc. (Carel
Industries SpA):
12.06%, 02/10/21
(b)
................ 10 2,533,347
11.04%, 02/11/21 .................. 10 2,505,438
11.36%, 03/09/21
(b)
................ 24 6,197,099
21,388,990
Energy Equipment & Services — 1.0%
Barclays Bank plc (Real Time Measurements,
Inc.):
4.73%, 02/18/21 .................. 17 35,716,258
4.77%, 02/19/21 .................. 17 35,702,492
4.71%, 02/22/21 .................. 17 35,696,127
4.70%, 02/23/21 .................. 17 35,671,101
4.91%, 02/24/21 .................. 17 35,626,247
178,412,225
Entertainment — 0.5%
Bank of Montreal (Electronic Arts, Inc.),
11.81%, 02/01/21
(b)
................ 120 16,517,979
Citigroup Global Markets Holdings,
Inc. (Activision Blizzard, Inc.),
15.29%, 03/09/21
(b)
................ 215 19,449,430
Credit Suisse AG (Take-Two Interactive
Software, Inc.), 11.10%, 02/04/21 ....... 50 8,786,625
Merrill Lynch International & Co. (Netflix, Inc.),
12.87%, 04/21/21 ................. 10 5,285,842

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Entertainment (continued)
Merrill Lynch International & Co. (Walt Disney
Co. (The)), 10.49%, 02/11/21 .......... USD 81 $ 11,350,018
Royal Dutch Shell plc (Nintendo Co. Ltd.),
8.25%, 03/12/21 .................. JPY 42 25,294,365
86,684,259
Equity Real Estate Investment Trusts (REITs) — 0.1%
Barclays Bank plc (American Tower Corp.),
9.27%, 02/23/21 .................. USD 11 2,505,095
BNP Paribas SA (Centuria Office REIT),
13.77%, 03/17/21 ................. 193 20,007,202
Royal Bank of Canada (Sun Communities, Inc.),
20.13%, 02/16/21
(b)
................ 17 2,367,776
24,880,073
Food & Staples Retailing — 0.4%
Citigroup Global Markets Holdings, Inc.
(Walmart, Inc.):
11.60%, 02/18/21 ................. 75 10,643,616
10.12%, 03/05/21 ................. 128 18,025,549
12.69%, 03/09/21
(b)
................ 88 12,467,529
Royal Bank of Canada (Costco Wholesale
Corp.), 8.83%, 03/03/21
(b)
............ 75 26,660,035
67,796,729
Food Products — 0.3%
Credit Suisse AG (Conagra Brands, Inc.),
14.05%, 03/03/21 ................. 216 7,555,214
Royal Bank of Canada (Mondelez International,
Inc.), 10.36%, 03/18/21
(b)
............ 351 19,486,161
Royal Bank of Canada (Tyson Foods, Inc.),
14.85%, 03/10/21
(b)
................ 184 11,891,276
Societe Generale SA (PPB Group Bhd),
8.98%, 02/12/21 .................. 81 11,144,925
50,077,576
Health Care Equipment & Supplies — 0.8%
Merrill Lynch International & Co. (Abbott
Laboratories):
12.49%, 03/01/21 ................. 224 25,412,225
10.94%, 03/17/21 ................. 171 20,331,802
Merrill Lynch International & Co. (Boston
Scientific Corp.):
9.75%, 02/03/21 .................. 115 4,058,421
13.81%, 03/17/21 ................. 550 19,536,573
Merrill Lynch International & Co. (Danaher
Corp.):
12.67%, 02/18/21 ................. 24 5,644,116
8.98%, 03/11/21 .................. 143 32,756,861
Societe Generale SA (IDEXX Laboratories,
Inc.), 13.49%, 02/01/21 .............. 5 2,496,537
UBS AG (Medtronic plc), 8.70%, 02/22/21 ... 203 22,718,457
132,954,992
Health Care Providers & Services — 0.5%
Bank of Montreal (Anthem, Inc.):
12.75%, 02/25/21 ................. 38 11,411,263
11.29%, 03/17/21 ................. 81 23,939,300
Bank of Montreal (UnitedHealth Group, Inc.):
7.78%, 02/25/21
(b)
................. 16 5,493,099
8.67%, 02/26/21 .................. 26 8,847,316
11.54%, 03/05/21 ................. 17 5,726,519
6.61%, 04/15/21
(b)
................. 64 21,315,100
BNP Paribas SA (Quest Diagnostics, Inc.),
12.56%, 02/18/21 ................. 36 4,567,490
Citigroup Global Markets Holdings, Inc.
(McKesson Corp.), 14.98%, 02/04/21
(b)
... 20 3,441,484
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Royal Bank of Canada (Cardinal Health, Inc.),
14.86%, 02/05/21
(b)
................ USD 44 $ 2,344,528
Royal Bank of Canada (Laboratory Corp. of
America Holdings):
11.21%, 02/11/21
(b)
................. 18 3,818,042
11.38%, 02/12/21 ................. 12 2,519,862
93,424,003
Health Care Technology — 0.1%
Royal Dutch Shell plc (M3, Inc.),
7.00%, 03/12/21 .................. JPY 214 21,474,481
Hotels, Restaurants & Leisure — 0.4%
Bank of Montreal (Marriott International, Inc.):
12.31%, 02/01/21 ................. USD 78 9,406,779
11.57%, 04/12/21 ................. 99 11,716,642
BNP Paribas SA (McDonald's Corp.):
10.65%, 03/05/21 ................. 56 11,670,043
11.91%, 03/11/21 .................. 125 25,991,705
Credit Suisse AG (Darden Restaurants, Inc.),
14.45%, 04/14/21 ................. 104 12,292,392
Credit Suisse AG (Hilton Worldwide Holdings,
Inc.), 14.70%, 02/10/21 .............. 34 3,502,394
74,579,955
Household Durables — 0.3%
Bank of Montreal (Toll Brothers, Inc.),
13.03%, 02/24/21 ................. 177 8,478,830
BNP Paribas SA (DR Horton, Inc.),
13.93%, 03/12/21 ................. 204 15,703,965
Citigroup Global Markets Holdings, Inc. (Tempur
Sealy International, Inc.):
16.95%, 02/12/21 ................. 24 2,444,826
19.65%, 02/12/21
(b)
................ 25 2,465,412
Royal Dutch Shell plc (Sony Corp.),
12.62%, 03/12/21 ................. JPY 259 25,350,384
54,443,417
Industrial Conglomerates — 0.3%
Bank of Montreal (Honeywell International,
Inc.), 10.47%, 03/12/21
(b)
............ USD 97 19,019,918
Citigroup Global Markets Holdings, Inc. (3M
Co.), 12.53%, 03/16/21
(b)
............. 112 19,613,837
Merrill Lynch International & Co. (General
Electric Co.), 17.52%, 03/16/21 ........ 1,728 18,587,207
57,220,962
Interactive Media & Services — 0.6%
Bank of Montreal (Alphabet, Inc.):
13.00%, 02/02/21 ................. 15 26,700,026
10.29%, 02/03/21
(b)
................ 7 12,047,296
11.81%, 02/16/21 ................. 14 24,929,112
BNP Paribas SA (Facebook, Inc.):
14.45%, 02/16/21 ................. 66 17,087,556
14.92%, 04/27/21 ................. 96 25,534,597
106,298,587
Internet & Direct Marketing Retail — 0.1%
Societe Generale SA (Amazon.com, Inc.),
14.93%, 02/16/21 ................. 7 23,910,028
IT Services — 0.3%
Barclays Bank plc (Fiserv, Inc.),
8.40%, 03/01/21 .................. 180 18,637,630
Barclays Bank plc (Global Payments, Inc.),
12.50%, 02/10/21
(b)
................ 33 5,895,514
Barclays Bank plc (Mastercard, Inc.),
13.24%, 03/11/21 ................. 80 25,939,219

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Royal Bank of Canada (Cognizant Technology
Solutions Corp.), 10.90%, 02/05/21
(b)
.... USD 31 $ 2,414,468
52,886,831
Leisure Products — 0.0%
Societe Generale SA (Polaris, Inc.),
15.19%, 03/16/21 ................. 47 5,537,316
Life Sciences Tools & Services — 0.2%
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 13.10%, 02/01/21 .............. 51 25,164,009
Machinery — 0.1%
Merrill Lynch International & Co. (PACCAR,
Inc.), 15.20%, 03/16/21 .............. 136 12,492,443
Media — 0.2%
Barclays Bank plc (Comcast Corp.),
6.13%, 03/11/21 .................. 624 32,272,515
Merrill Lynch International & Co. (DISH Network
Corp.), 15.08%, 02/17/21 ............ 186 5,422,838
37,695,353
Metals & Mining — 0.0%
Credit Suisse AG (Resolute Mining Ltd.),
8.25%, 02/12/21 .................. 23 2,109,274
Royal Bank of Canada (Kinross Gold Corp.),
8.14%, 02/05/21
(b)
................. 54 3,172,457
5,281,731
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Merrill Lynch International & Co. (AGNC
Investment Corp.), 14.14%, 03/16/21 .... 441 6,926,499
Multiline Retail — 0.2%
Barclays Bank plc (Dollar Tree, Inc.),
10.77%, 03/02/21 ................. 22 2,256,996
Barclays Bank plc (Kohl's Corp.),
25.96%, 03/02/21 ................. 107 4,071,428
Credit Suisse AG (Target Corp.),
11.55%, 03/03/21 ................. 112 19,736,178
Nomura Bank International plc (Dollar General
Corp.), 8.63%, 03/05/21 ............. 78 15,240,036
41,304,638
Oil, Gas & Consumable Fuels — 0.2%
Bank of Montreal (Chevron Corp.),
17.15%, 03/12/21
(b)
................ 277 23,669,341
Toronto-Dominion Bank (The) (Pioneer Natural
Resources Co.), 17.08%, 02/17/21 ...... 90 8,636,265
32,305,606
Pharmaceuticals — 0.8%
Bank of Montreal (Bristol-Myers Squibb Co.),
10.86%, 03/12/21
(b)
................ 331 20,372,638
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson)
(b)
:
12.22%, 03/05/21 ................. 40 6,184,577
13.08%, 03/16/21 ................. 154 25,309,227
10.89%, 04/07/21 ................. 154 25,327,847
Credit Suisse AG (Zoetis, Inc.):
8.45%, 02/11/21 .................. 37 5,739,027
11.38%, 02/11/21 .................. 60 9,350,426
Nomura Bank International plc (Merck & Co,
Inc.), 9.56%, 03/12/21 .............. 315 24,443,818
Royal Dutch Shell plc (Eli Lilly and Co.),
13.69%, 03/16/21 ................. 126 26,167,251
142,894,811
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
Barclays Bank plc (TransUnion):
11.32%, 02/17/21 ................. USD 27 $ 2,328,180
15.51%, 03/01/21
(b)
................ 65 5,711,632
8,039,812
Real Estate Management & Development — 0.0%
Royal Bank of Canada (Sirius Real Estate Ltd.),
14.70%, 02/26/21
(b)
................ 28 3,439,387
Road & Rail — 0.2%
Barclays Bank plc (Union Pacific Corp.):
10.56%, 03/01/21 ................. 127 25,140,938
7.10%, 04/21/21
(b)
................. 27 5,354,129
30,495,067
Semiconductors & Semiconductor Equipment — 0.6%
Bank of Montreal (Advanced Micro Devices,
Inc.), 26.14%, 03/17/21 .............. 294 25,509,875
Bank of Montreal (QUALCOMM, Inc.),
11.95%, 02/01/21 ................. 163 25,419,001
Credit Suisse AG (Broadcom, Inc.),
15.70%, 03/10/21 ................. 62 26,924,148
Royal Bank of Canada (Analog Devices, Inc.),
12.35%, 02/18/21
(b)
................ 35 4,970,616
Toronto-Dominion Bank (The) (NVIDIA Corp.),
19.42%, 02/10/21 ................. 31 16,340,576
99,164,216
Software — 1.5%
Barclays Bank plc (Cadence Design Systems,
Inc.), 11.66%, 02/23/21 .............. 106 13,863,120
Barclays Bank plc (Microsoft Corp.):
10.58%, 02/26/21 ................. 109 24,858,840
12.70%, 03/26/21 ................. 265 59,970,604
13.79%, 04/20/21 ................. 227 52,630,661
JPMorgan Structured Products BV (Workday,
Inc.), 14.95%, 02/23/21
(b)
............ 16 3,593,387
Merrill Lynch International & Co. (Adobe, Inc.),
13.64%, 03/10/21 ................. 66 30,524,982
Merrill Lynch International & Co. (ServiceNow,
Inc.), 15.46%, 03/11/21 .............. 47 25,970,526
Royal Bank of Canada (Citrix Systems, Inc.),
8.18%, 04/23/21
(b)
................. 18 2,309,603
Royal Bank of Canada (Fortinet, Inc.),
18.47%, 02/05/21
(b)
................ 46 6,379,346
Royal Bank of Canada (Intuit, Inc.),
11.18%, 02/23/21
(b)
................ 17 6,083,374
Royal Bank of Canada (Oracle Corp.),
9.19%, 03/10/21
(b)
................. 315 19,015,823
Toronto-Dominion Bank (The) (Autodesk, Inc.),
12.77%, 02/25/21 ................. 22 5,966,733
251,166,999
Specialty Retail — 0.7%
BNP Paribas SA (Tractor Supply Co.),
16.46%, 03/11/21 ................. 123 18,313,068
Credit Suisse AG (AutoZone, Inc.),
13.35%, 03/02/21 ................. 16 17,684,716
Credit Suisse AG (Home Depot, Inc. (The)):
11.30%, 02/23/21 ................. 42 11,232,529
10.97%, 02/24/21
(b)
................ 43 11,797,632
JPMorgan Structured Products BV (Ross
Stores, Inc.), 13.54%, 03/02/21
(b)
....... 59 6,436,700
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 11.85%, 02/25/21
(b)
........ 103 6,495,755
Merrill Lynch International & Co. (Advance Auto
Parts, Inc.):
10.98%, 02/17/21 ................. 43 6,504,826

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
10.31%, 02/18/21
(b)
................ USD 8 $ 1,174,083
Merrill Lynch International & Co. (O'Reilly
Automotive, Inc.), 7.20%, 02/05/21 ...... 13 5,426,463
Royal Bank of Canada (Williams-Sonoma, Inc.),
15.66%, 03/22/21
(b)
................ 21 2,502,084
Royal Dutch Shell plc (Fast Retailing Co. Ltd.),
6.60%, 03/12/21 .................. JPY 29 26,376,372
113,944,228
Technology Hardware, Storage & Peripherals — 0.7%
BNP Paribas SA (Apple, Inc.):
14.70%, 03/05/21
(b)
................ USD 338 43,484,805
17.33%, 04/27/21 ................. 371 51,286,646
14.78%, 12/17/21 ................. 174 22,170,166
116,941,617
Textiles, Apparel & Luxury Goods — 0.1%
Merrill Lynch International & Co. (Kering SA),
12.00%, 02/18/21 ................. EUR 16 10,762,407
Royal Dutch Shell plc (adidas AG),
29.95%, 03/16/21 ................. USD 77 5,233,592
15,995,999
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (Fastenal Co.),
8.61%, 04/13/21
(b)
................. 47 2,160,798
Total Equity-Linked Notes — 14.4%
(Cost: $2,485,574,072) ............................ 2,474,585,171
Floating Rate Loan Interests — 5.4%
Aerospace & Defense — 0.1%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 5,413 5,188,242
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.75%
,
 04/06/26 .................. 2,910 2,789,378
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23
(c)
................. 1,965 1,960,249
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 12/09/25 ...... 5,588 5,487,040
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 08/22/24 ...... 4,393 4,309,358
19,734,267
Airlines — 0.1%
(a)
American Airlines, Inc., Term Loan B:
(LIBOR USD 1 Month + 2.00%),
2.15%, 04/28/23 ................ 1,882 1,742,646
(LIBOR USD 1 Month + 2.00%),
2.13%, 12/15/23 ................ 3,634 3,368,763
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 . 1,026 1,058,820
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 5,211 4,995,089
11,165,318
Auto Components — 0.1%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.62%
,
 04/30/26 . 9,084 9,069,764
Truck Hero, Inc., Term Loan, 01/31/28
(m)
.... 2,965 2,966,483
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 02/05/26 .................. 3,771 3,732,125
15,768,372
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.37%
,
 01/01/38
(a)
..... USD 5,475 $ 5,463,800
Building Products — 0.1%
(a)
CP Atlas Buyer, Inc., Term Loan B1, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 1,097 1,097,250
CP Atlas Buyer, Inc., Term Loan B2, (LIBOR
USD 3 Month + 4.50%), 5.25%
,
 11/23/27 .. 366 365,750
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 05/05/24 . 1,424 1,423,851
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27
(c)
................. 676 681,070
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ...... 5,471 5,467,142
9,035,063
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.37%
,
 04/12/24 ..... 1,533 1,521,263
Jefferies Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 3.13%
,
 06/03/26 ..... 1,857 1,852,782
Orion Advisor Solutions, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 09/24/27 .................. 1,152 1,155,569
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 5.25%
,
 05/29/26 ............ 2,514 1,880,073
6,409,687
Chemicals — 0.2%
(a)
Alpha 3 BV, Term Loan B1, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 01/31/24 ...... 6,168 6,179,924
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 11/24/27 .................. 960 961,805
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 5.25%),
6.25%
,
 08/27/26 .................. 4,502 4,530,058
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ............ 2,410 2,399,666
Chemours Co., (The), Term Loan B2,
04/03/25
(m)
...................... —
(n)
—
CPC Acquisition Corp., 1st Lien Term Loan,
0.00%
,
 01/14/28 .................. 875 876,645
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. 791 782,331
Illuminate Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.12%
,
 06/30/27 ..... 3,778 3,785,361
Ineos Ltd., Term Loan B, 01/21/26
(m)
....... 577 578,838
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 03/28/25 . 703 697,310
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.75%
,
 01/01/38 .................. 3,484 3,474,811
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.38%
,
 05/15/24 ............ 1,606 1,589,650
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.69%
,
 10/14/24 .................. 3,731 3,712,362
29,568,761

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.37%
,
 07/10/26 .................. USD 3,883 $ 3,881,641
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 2.62%
,
 09/07/27 . 2,738 2,743,833
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 .................. 5,375 5,304,853
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.12%
,
 09/06/24 ...... 2,793 2,780,590
Intrado Corp., Term Loan B, (LIBOR USD 3
Month + 4.00%), 5.00%
,
 10/10/24 ...... 1,891 1,858,013
Intrado Corp., Term Loan B1, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 10/10/24 ...... 1,170 1,146,109
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.44%
,
 09/19/26 .................. 957 950,820
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 1 Month +
3.25%), 4.25%
,
 09/23/26 ............ 2,764 2,761,188
Spring Education Group, Inc., 1st Lien Term
Loan, 07/30/25
(m)
.................. 2,415 2,318,761
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/02/26 .. 8,528 8,506,629
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 3,200 3,213,629
US Ecology Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.50%),
2.62%
,
 11/02/26 .................. 576 575,460
36,041,526
Construction & Engineering — 0.0%
(a)
Pike Corp., Delayed Draw Term Loan,
01/21/28
(m)
...................... 552 551,772
Pike Corp., Term Loan:
(LIBOR USD 1 Month + 3.97%),
4.10%, 07/24/26 ................ 692 691,250
(LIBOR USD 1 Month + 3.00%),
3.13%, 01/21/28 ................ 727 726,938
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.88%
,
 04/12/25 ..... 572 571,805
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.12%
,
 05/23/25 ..... 4,211 4,183,805
6,725,570
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.12%
,
 01/15/27 ............ 4,281 4,262,960
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ...... 5,663 5,645,816
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,985 1,987,215
Potters Industries LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 12/14/27
(c)
859 861,148
12,757,139
Containers & Packaging — 0.1%
(a)
Berry Global, Inc., Term Loan Y, (LIBOR USD 1
Month + 2.00%), 2.13%
,
 07/01/26 ...... 747 744,793
BWay Holding Co., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.38%
,
 04/03/24 ...... 4,895 4,798,013
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 .................. USD 5,797 $ 5,830,607
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.00%), 4.00%
,
 12/29/23 . 3,035 3,033,196
Pactiv Evergreen, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.87%
,
 02/05/23 . 3,496 3,493,877
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 3.37% -
3.37%
,
 02/05/26 .................. 1,016 1,016,508
Tosca Services LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
5.25%
,
 08/18/27 .................. 1,201 1,206,008
20,123,002
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
1,351 1,357,755
Diversified Consumer Services — 0.2%
(a)
AlixPartners LLP, Term Loan:
(LIBOR USD 1 Month + 2.50%),
2.62%, 04/04/24 ................ 3,407 3,401,268
 02/04/28
(m)
...................... 4,172 4,166,785
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.62%
,
 01/29/27 ............ 687 680,543
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 ..... 836 838,521
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50%
,
 11/07/23 .................. 5,589 5,564,729
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 1,638 1,674,617
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 . 3,694 3,934,775
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 1,547 1,527,811
Sotheby's, Inc., Term Loan, (LIBOR USD 1
Month + 5.50%), 6.50%
,
 01/15/27 ...... 6,876 6,905,131
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 05/06/24 . 1,767 1,765,179
30,459,359
Diversified Financial Services — 0.7%
(a)
Advisor Group Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 5.00%),
5.12%
,
 07/31/26 .................. 1,609 1,608,586
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 08/05/27
(c)
1,201 1,200,990
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.46%
,
 10/30/26 ...... 2,111 2,103,151
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.38%
,
 11/18/24 .................. 519 525,090
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 2.90%), 3.06%
,
 05/15/21
(c)
..... 9,600 8,760,000
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 4.50%), 5.50%
,
 12/11/26 ..... 9,598 9,608,179
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 5,596 5,617,311

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.87%
,
 07/11/25 .................. USD 2,240 $ 2,199,679
Grab Holdings, Inc., Term Loan, 01/29/26
(m)
.. 4,647 4,623,765
Houston Center, Term Loan, 12/09/22
(c)(m)
.... 38,816 38,808,451
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(m)
...................... 910 911,003
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(m)
.............. 202 202,445
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.15%
,
 06/28/24
(c)
41 32,858
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.15%
,
 06/30/25 . 379 245,057
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 .. 1,348 1,352,557
Milano Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 3,565 3,571,702
Park Avenue Tower, Term Loan, 03/09/24
(c)(m)
. 31,329 31,294,514
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(m)
.................. 159 159,717
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 . 829 830,531
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.50%), 2.62% -
2.71%
,
 01/23/25 .................. 3,016 2,859,918
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 .................. 2,080 2,062,201
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.88%
,
 12/20/24 . 2,077 2,060,407
White Cap Buyer LLC, Term Loan, (LIBOR USD
3 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,316 1,320,198
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.63%
,
 04/30/28 .................. 2,902 2,882,644
124,840,954
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.88%, 07/15/25 ................ 959 946,602
(LIBOR USD 1 Month + 2.75%),
2.87%, 01/31/26 ................ 3,071 3,031,098
Altice France SA, Term Loan B13, (LIBOR USD
1 Month + 4.00%), 4.13%
,
 08/14/26 ..... 3,411 3,401,429
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 784 785,995
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 .................. 1,855 1,867,781
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 .................. 1,723 1,721,380
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ............ 1,632 1,629,870
Iridium Satellite LLC, Term Loan, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 11/04/26 ..... 1,542 1,547,172
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 .................. 3,016 3,012,718
Northwest Fiber LLC, 1st Lien Term Loan
B, (LIBOR USD 1 Month + 5.50%),
5.63%
,
 04/30/27 .................. 1,305 1,310,662
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(m)
...................... USD 2,990 $ 2,990,419
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.12%
,
 03/09/27 . 12,278 12,195,020
34,440,146
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.12%
,
 01/15/25 .................. 1,605 1,597,622
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.87%
,
 12/13/25 . 1,603 1,595,230
Vistra Operations Co., LLC, Term Loan,
(LIBOR USD 1 Month + 1.75%), 1.87% -
1.88%
,
 12/31/25 .................. 5 4,775
3,197,627
Electrical Equipment — 0.0%
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 02/12/25
(a)(c)
1,186 1,185,656
Entertainment — 0.1%
(a)
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.87%
,
 11/27/26 .................. 1,617 1,603,728
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.94%
,
 10/19/26 .................. 3,040 2,946,477
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.37%
,
 05/30/25 .................. 88 86,610
UFC Holdings LLC, 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 04/29/26 .................. 987 985,292
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 05/18/25 ...... 3,647 3,388,071
WMG Acquisition Corp., Term Loan G,
01/20/28
(m)
...................... 504 504,861
9,515,039
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.81%
,
 05/23/25 ..... 1,359 1,350,793
H-Food Holdings LLC, Term Loan B2, (LIBOR
USD 1 Month + 4.00%), 4.12%
,
 05/23/25 . 1,548 1,546,720
US Foods, Inc., Term Loan, (LIBOR USD 1
Month + 1.75%), 1.87%
,
 06/27/23 ...... 3,830 3,790,542
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.12%
,
 09/13/26 ...... 2,428 2,388,502
9,076,557
Food Products — 0.1%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 11/19/26 .................. 2,756 2,734,643
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/01/25 .................. 2,102 2,102,551
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.62%
,
 10/10/26 ...... 218 218,612
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,810 3,822,377

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.37%
,
 01/29/27 .................. USD 8,726 $ 8,676,498
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.87%
,
 01/31/28
(c)
................. 279 282,488
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,690 1,688,340
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 05/15/24 .................. 500 498,789
Pathway Vet Alliance LLC, 3.86%
,
 03/31/27 .. 1,581 1,580,296
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 09/23/27 .................. 888 890,243
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
0.13%
,
 01/20/28 .................. 728 731,902
23,226,739
Health Care Equipment & Supplies — 0.0%
Sotera Health Holdings, LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
0.50%
,
 12/11/26
(a)
................. 3,147 3,137,811
Health Care Providers & Services — 0.2%
(a)
AHP Health Partners, Inc., Term Loan, (LIBOR
USD 1 Month + 4.50%), 5.50%
,
 06/30/25 . 1,078 1,081,087
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.71%
,
 07/24/26 . 2,825 2,820,293
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 .................. 2,862 2,857,468
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.87%
,
 10/10/25 . 2,903 2,460,410
EyeCare Partners LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 .................. 2,338 2,295,306
EyeCare Partners LLC, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.90%
,
 02/18/27 .................. 550 539,618
Gentiva Health Services, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 07/02/25 .................. 2,752 2,748,866
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 .................. 1,418 1,414,958
Option Care Health, Inc., Term Loan B,
08/06/26
(m)
...................... 3,571 3,579,281
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.39%
,
 06/30/25 .................. 5,724 5,706,561
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.50%
,
 02/14/25 .................. 75 75,250
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(m)
.............. 323 324,396
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/18/27 .................. 2,479 2,487,031
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,104 2,109,686
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 2 Month + 3.75%), 4.50%
,
 08/13/26 . USD 2,468 $ 2,470,646
32,970,857
Health Care Technology — 0.0%
(a)
Athenahealth, Inc., Term Loan B,
0.00%
,
 02/11/26 .................. 351 351,878
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 3,192 3,192,373
3,544,251
Hotels, Restaurants & Leisure — 0.3%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.87%
,
 02/02/26 .................. 508 484,058
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,532 1,537,571
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 12/23/24 .................. 6,446 6,330,341
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.62%
,
 07/21/25 .................. 5,142 5,135,685
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 . 523 516,099
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.75%
,
 07/10/25 . 1,592 1,595,514
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.12%
,
 11/30/23 .................. 1,968 1,959,743
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 352,658
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25% -
3.50%
,
 10/04/23 .................. 2,959 2,895,422
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 0.00%),
3.50%
,
 04/01/24
(c)
................. 14,250 13,003,125
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,524 4,535,310
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,700 2,694,768
KFC Holding Co., Term Loan B, (LIBOR USD 1
Month + 1.75%), 1.88%
,
 04/03/25 ...... 2,933 2,926,210
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 608 584,084
Playtika Holding Corp., Term Loan B, (LIBOR
USD 3 Month + 6.00%), 7.00%
,
 12/10/24 . 2,233 2,243,993
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 08/14/24 .................. 1,531 1,503,605
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,427 2,387,492
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.88%
,
 07/31/26 ...... 2,354 2,350,624
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 05/30/25 .................. 978 971,135
Zaxby's Operating Co., LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/28/27 .................. 1,480 1,489,250

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Zaxby's Operating Co., LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28 .................. USD 327 $ 330,270
55,826,957
Household Durables — 0.0%
Serta Simmons Bedding LLC, Term Loan:
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23
(a)
............... 1,941 1,871,999
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................. 1,606 1,609,614
3,481,613
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 2 Month + 2.75%), 3.75%
,
 12/15/27
(a)
1,601 1,609,805
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.12%
,
 03/31/25 ..... 997 986,114
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 . 1,808 1,815,810
Vertiv Group Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 3.14%
,
 03/02/27 ...... 7,771 7,775,261
10,577,185
Insurance — 0.3%
Alliant Holdings Intermediate LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.37%, 05/09/25
(a)
............... 6,384 6,348,037
AssuredPartners, Inc., Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.65%, 02/12/27 ................ 1,712 1,701,759
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ................ 1,086 1,091,561
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR
USD 1 Month + 6.50%), 6.62%
,
 08/04/25
(a)
2,304 2,304,333
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.00%), 3.15%
,
 11/03/23
(a)
..... 2,952 2,945,517
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.12%
,
 11/03/24
(a)
..... 2,704 2,692,977
Asurion LLC, Term Loan B8:
(LIBOR USD 1 Month + 3.25%),
3.37%, 12/23/26
(a)
............... 3,462 3,455,797
Hub International Ltd., Term Loan, (LIBOR
USD 3 Month + 2.75%), 2.91% -
2.97%
,
 04/25/25
(a)
................. 1,918 1,899,964
Hub International Ltd., Term Loan B2, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 04/25/25
(a)
4,761 4,766,677
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 09/01/27
(a)
2,297 2,298,690
Sedgwick Claims Management Services, Inc.,
Term Loan:
(a)
(LIBOR USD 1 Month + 3.25%),
3.37%, 12/31/25 ................ 4,237 4,206,707
(LIBOR USD 1 Month + 4.00%),
4.12%, 09/03/26 ................ 2,009 2,011,539
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ 1,884 1,894,723
USI, Inc., Term Loan:
(a)
(LIBOR USD 3 Month + 3.00%),
3.25%, 05/16/24 ................ 5,155 5,116,702
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 3 Month + 4.00%),
4.25%, 12/02/26 ................ USD 257 $ 257,292
42,992,275
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(m)
...................... 1,359 1,358,139
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 12/06/27 ...... 2,707 2,716,177
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 5,601 5,615,002
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.87%
,
 10/10/25 ..... 3,815 3,808,786
13,498,104
Internet & Direct Marketing Retail — 0.0%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................. 3,105 3,118,320
IT Services — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 09/19/24 .................. 4,737 4,740,430
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.00%),
8.00%
,
 09/19/25 .................. 736 739,680
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.37%
,
 10/02/25 . 1,106 1,103,904
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.12%
,
 10/30/26 .................. 6,590 6,598,072
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 .................. 5,017 5,025,433
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,083,742
Epicor Software Corp., Term Loan C,
07/30/27
(m)
...................... 5,347 5,358,784
Go Daddy Operating Co., LLC, Term Loan
B3, (LIBOR USD 1 Month + 2.50%),
2.65%
,
 08/10/27 .................. 2,997 2,994,453
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 .................. 2,963 2,959,209
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.37%), 0.12% -
3.37%
,
 11/29/24 .................. 2,781 2,742,331
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.37%
,
 12/01/25 .................. 1,077 1,060,064
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.48%
,
 08/01/25 .................. 1,409 961,643
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.72%
,
 01/22/27 . 951 950,031
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.62%
,
 02/12/27 ............ 4,410 4,222,650
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, (LIBOR USD 3 Month +
3.00%), 4.00%
,
 11/03/23 ............. 675 674,867
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ...... 1,288 1,300,081

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.87%
,
 03/03/23 ........... USD 559 $ 556,408
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 10/07/27 ............ 7,171 7,190,720
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/16/25 .................. 2,291 2,276,086
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.87%
,
 11/16/26 ..... 1,602 1,598,718
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.50%), 6.50%
,
 09/01/25 ...... 11,972 12,020,770
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.62%
,
 08/27/25 . 3,831 3,831,292
Virtusa Corp., Term Loan, 12/09/27
(m)
...... 1,363 1,371,519
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.12%
,
 02/28/27 ...... 3,383 3,376,760
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.37%
,
 05/15/26 ...... 4,333 4,326,334
81,063,981
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 .. 1,284 1,285,214
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 3.50%
,
 11/08/27 .. 2,605 2,612,607
eResearchTechnology, Inc., 1st Lien Term
Loan, 02/04/27
(m)
.................. 7,197 7,216,935
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.87%
,
 03/07/24 ........... 2,095 2,091,746
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27 .................. 1,715 1,724,479
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ............ 5,446 5,466,422
20,397,403
Machinery — 0.1%
(a)
Gates Global LLC, Term Loan B2, (LIBOR USD
1 Month + 2.75%), 3.75%
,
 04/01/24 ..... 2,222 2,220,370
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 03/01/27 .................. 1,718 1,708,283
Terex Corp., Term Loan, (LIBOR USD 1 Month
+ 2.75%), 3.50%
,
 01/31/24 ........... 417 417,101
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 ..... 10,529 10,300,533
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.57% - 4.57%
,
 06/30/27 2,644 2,664,946
17,311,233
Media — 0.3%
(a)
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24 ..... 1,244 1,242,915
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 03/03/25 .................. 8,496 7,140,882
AVSC Holding Corp., 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 15.00%),
15.00%
,
 10/15/26 ................. 2,453 2,784,680
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 04/30/25 .................. 3,380 3,375,435
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 2 Month + 3.50%),
3.66% - 3.71%
,
 08/21/26 ............ USD 9,488 $ 9,241,581
CSC Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 2.25%),
2.38%, 07/17/25 ................ 2,106 2,088,684
(LIBOR USD 1 Month + 2.50%),
2.63%, 04/15/27 ................ 1,711 1,700,975
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27 .................. 1,759 1,765,966
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22 .................. 494 501,803
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23 .................. 310 313,373
LCPR Loan Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.13%
,
 10/15/26 . 1,523 1,534,895
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23 .................. 6,379 5,743,412
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.37%
,
 03/24/25 .................. 1,810 1,795,601
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 08/15/26 .................. 1,195 1,195,021
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.75%),
2.89%
,
 09/18/26 .................. 863 862,619
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26 . 3,005 3,002,663
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 01/03/24 .................. 686 680,580
Terrier Media Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 4.25%), 4.37%
,
 12/17/26 . 3,204 3,201,660
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(c)
.... 4,660 4,642,818
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.63%
,
 01/31/28 .................. 1,717 1,707,984
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.87%
,
 12/31/28 .................. 2,985 3,008,462
57,532,009
Metals & Mining — 0.0%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.73%
,
 07/31/25 .................. 1,957 1,942,397
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 4,798 4,244,580
6,186,977
Multiline Retail — 0.0%
NMG Holding Co., Inc., Term Loan,
(LIBOR USD 3 Month + 12.00%),
13.00%
,
 09/25/25
(a)
................ 288 305,979

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ USD 2,183 $ 2,379,859
Chesapeake Energy Corp., Term Loan
A, (LIBOR USD 1 Month + 8.00%),
0.00%
,
 06/24/24
(c)(f)(k)
............... 3,302 2,741,040
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.25%
,
 02/07/25 . 2,189 2,182,361
Murphy USA, Inc., Term Loan B, 01/31/28
(c)(m)
. 916 918,290
8,221,550
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 10/01/26
(a)
................. 7,953 7,970,476
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 2,942 2,910,257
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.12%
,
 06/02/25 . 6,402 6,403,459
Catalent Pharma Solutions, Inc., Term Loan
B2, (LIBOR USD 1 Month + 2.25%),
3.25%
,
 05/18/26 .................. 2,956 2,960,094
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Week + 2.00%),
2.09%
,
 11/15/27 .................. 1,621 1,617,219
13,891,029
Professional Services — 0.1%
(a)
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26
(m)
...................... 11,946 11,963,333
First Advantage Holdings LLC, Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.37%
,
 01/31/27 .................. 2,659 2,650,345
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.13%
,
 10/04/23 . —
(n)
87
14,613,765
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD 1
Month + 2.25%), 3.00%
,
 02/08/25
(a)
..... 188 186,592
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.62%
,
 07/13/23
(a)
4,237 4,236,387
Software — 0.5%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................. 3,234 3,232,537
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
3,242 3,236,480
Cloudera, Inc., Term Loan, (LIBOR USD 1
Month + 2.50%), 3.25%
,
 12/22/27
(a)(c)
.... 588 590,205
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.38%
,
 04/22/27
(a)
................. 1,675 1,680,926
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27
(a)
4,527 4,543,342
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28
(a)
779 795,554
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23
(a)
..... 1,725 1,624,872
Security
Par (000)
Par (000) Value
Software (continued)
First Advantage Holdings LLC, 1st Lien Term
Loan B1, 01/31/27
(a)(m)
.............. USD 66 $ 65,794
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(a)
................. 8,417 8,441,764
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(o)
................. 2,696 2,756,660
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.37%
,
 02/25/27
(a)
..... 10,181 10,148,550
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.87%
,
 09/30/24
(a)
..... 3,622 3,629,293
MH Sub I LLC, 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.50%),
3.62%, 09/13/24 ................ 5,655 5,614,826
(LIBOR USD 1 Month + 3.75%),
4.75%, 09/13/24 ................ 1,980 1,981,903
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
1,616 1,620,719
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................. 2,915 2,926,084
Planview Parent, Inc., Delayed Draw 1st Lien
Term Loan, 12/17/27
(a)(m)
............. 436 437,249
Refinitiv US Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.40%
,
 10/01/25
(a)
—
(n)
—
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.38%
,
 08/01/25
(a)
................. 6,045 5,997,929
SolarWinds Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
2.87%
,
 02/05/24
(a)
................. 2,164 2,106,425
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.87%
,
 04/16/25
(a)
................. 1,744 1,733,158
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.38%
,
 03/03/28
(a)
................. 5,559 5,624,977
UKG Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.87%, 05/04/26 ................ 5,396 5,406,094
 05/04/26
(m)
...................... 6,850 6,874,786
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
..... 2,831 2,923,007
83,993,134
Specialty Retail — 0.1%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/13/25 .. 1,317 1,313,011
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.46%
,
 11/07/24 .. 1,557 1,551,993
IAA, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.38%
,
 06/28/26
(c)
........... 475 473,567
MED ParentCo., LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.37%
,
 08/31/26 .................. 1,663 1,633,556
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.37% - 4.38%
,
 08/31/26 ............ 417 409,645
Optiv Inc., 1st Lien Term Loan, 02/01/24
(m)
... 1,840 1,747,830
PetSmart, Inc., Term Loan, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 03/11/22 ....... 6,480 6,473,177
PetSmart, Inc., Term Loan B, 4.50%
,
 01/27/28 4,244 4,238,695
RV Retailer LLC, Term Loan B,
0.00%
,
 12/31/27
(c)
................. 1,251 1,243,181

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 12 Month + 3.75%),
4.50%
,
 12/21/27 .................. USD 699 $ 701,041
19,785,696
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 04/29/23
(a)
909 909,230
Trading Companies & Distributors — 0.0%
(a)
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 1,566 1,507,080
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,187 4,201,145
5,708,225
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.51%
,
 05/27/24 .................. 2,143 1,999,367
Hargray Communications Group, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 05/16/24 .................. 3,378 3,383,028
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.88%
,
 04/11/25 .. 1,706 1,697,528
7,079,923
Total Floating Rate Loan Interests — 5.4%
(Cost: $930,274,765) .............................. 930,243,104
Foreign Agency Obligations — 0.4%
Bahrain — 0.0%
CBB International Sukuk Programme Co. SPC,
6.25%
,
11/14/24
(b)
................. 868 959,683
Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... 1,175 1,332,156
Empresa de Transporte de Pasajeros Metro
SA
(b)
:
3.65%, 05/07/30 .................. 455 508,321
5.00%, 01/25/47 .................. 3,365 4,217,186
6,057,663
China — 0.0%
Chengdu Xingcheng Investment Group Co.
Ltd., 2.50%
,
03/20/21 ............... EUR 1,800 2,174,833
China Minmetals Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.72%), 3.75%
(a)(j)
................ USD 520 528,450
2,703,283
Colombia — 0.0%
Ecopetrol SA, 5.38%
,
06/26/26 .......... 4,642 5,267,509
France — 0.1%
Electricite de France SA
(a)(j)
:
(GBP Swap 13 Year + 3.96%), 6.00% .... GBP 600 931,629
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 600 749,974
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,268,912
(EUR Swap Annual 5 Year + 4.00%), 3.37% 3,000 3,894,185
6,844,700
Indonesia — 0.1%
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 3,283 3,333,271
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,283,297
Security
Par (000)
Par (000) Value
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara:
6.15%, 05/21/48 .................. USD 2,900 $ 3,776,380
4.88%, 07/17/49 .................. 1,800 2,025,562
14,418,510
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA:
3.63%, 09/24/24 .................. EUR 100 129,126
2.63%, 04/28/25 .................. 725 910,266
(EUR Swap Annual 5 Year + 8.92%), 8.50%,
09/10/30
(a)
.................... 200 243,667
1,283,059
Mexico — 0.1%
Petroleos Mexicanos:
6.84%, 01/23/30 .................. USD 5,358 5,364,697
5.95%, 01/28/31 .................. 6,552 6,208,020
6.35%, 02/12/48 .................. 2,084 1,742,745
7.69%, 01/23/50 .................. 2,900 2,736,875
6.95%, 01/28/60 .................. 6,371 5,542,133
21,594,470
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 3,024,750
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%
,
09/28/27
(b)
...................... 1,865 1,889,478
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
:
1.25%, 11/24/23 .................. 330 333,713
2.25%, 11/24/30 .................. 4,020 4,020,000
4,353,713
Total Foreign Agency Obligations — 0.4%
(Cost: $63,177,583) ............................... 68,396,818
Foreign Government Obligations — 1.7%
Bahrain — 0.1%
Kingdom of Bahrain:
7.00%, 01/26/26 .................. 4,889 5,648,323
4.25%, 01/25/28
(b)
................. 2,115 2,117,644
7.38%, 05/14/30 .................. 2,311 2,674,260
10,440,227
Brazil — 0.1%
Federative Republic of Brazil:
6.00%, 04/07/26 .................. 2,272 2,683,090
4.63%, 01/13/28 .................. 6,631 7,300,317
3.88%, 06/12/30 .................. 5,274 5,420,683
15,404,090
Chile — 0.1%
Republic of Chile:
3.24%, 02/06/28 .................. 4,811 5,404,858
2.45%, 01/31/31 .................. 4,187 4,406,817
3.50%, 01/25/50 .................. 4,200 4,620,000
14,431,675
Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24 .................. 1,712 1,839,330
8.13%, 05/21/24 .................. 10,300 12,466,219
4.50%, 01/28/26 .................. 9,363 10,501,190
3.88%, 04/25/27 .................. 2,562 2,812,595

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Colombia (continued)
4.50%, 03/15/29 .................. USD 3,308 $ 3,765,951
4.13%, 05/15/51 .................. 1,110 1,160,644
32,545,929
Dominican Republic — 0.1%
Dominican Republic Government Bond:
6.88%, 01/29/26 .................. 3,450 4,075,312
5.95%, 01/25/27 .................. 2,355 2,725,913
4.50%, 01/30/30
(b)
................. 5,458 5,686,554
4.88%, 09/23/32
(b)
................. 4,650 4,940,625
17,428,404
Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22
(b)
................. 1,915 1,986,812
6.13%, 01/31/22 .................. 1,155 1,198,313
5.75%, 05/29/24
(b)
................. 2,510 2,699,035
5.88%, 06/11/25 .................. 3,568 3,877,970
5.25%, 10/06/25
(b)
................. 4,455 4,744,575
7.60%, 03/01/29 .................. 4,215 4,736,606
6.38%, 04/11/31
(b)
................. EUR 4,285 5,552,691
24,796,002
Indonesia — 0.1%
Republic of Indonesia:
4.75%, 01/08/26 .................. USD 6,864 7,964,385
3.50%, 01/11/28 .................. 1,220 1,350,006
4.10%, 04/24/28 .................. 4,070 4,697,035
4.75%, 02/11/29 .................. 1,527 1,830,659
15,842,085
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,740,003
Maldives — 0.0%
Republic of Maldives, 7.00%
,
06/07/22 ..... 2,585 2,215,830
Mexico — 0.1%
United Mexican States:
4.50%, 04/22/29 .................. 5,024 5,794,870
4.35%, 01/15/47 .................. 8,830 9,450,859
15,245,729
Mongolia — 0.0%
State of Mongolia, 8.75%
,
03/09/24 ....... 4,517 5,229,839
Morocco — 0.0%
Kingdom of Morocco
(b)
:
3.00%, 12/15/32 .................. 3,795 3,817,533
4.00%, 12/15/50 .................. 3,736 3,804,882
7,622,415
Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24 .................. 4,914 5,413,078
3.88%, 03/17/28 .................. 1,187 1,339,455
2.25%, 09/29/32 .................. 2,733 2,756,060
4.50%, 04/01/56 .................. 2,640 3,227,400
12,735,993
Paraguay — 0.1%
Republic of Paraguay:
4.95%, 04/28/31
(b)
................. 5,265 6,276,867
5.40%, 03/30/50
(b)
................. 4,031 5,016,076
5.40%, 03/30/50 .................. 2,075 2,582,078
13,875,021
Security
Par (000)
Par (000) Value
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... USD 2,600 $ 2,561,812
Republic of Peru:
7.35%, 07/21/25 .................. 2,094 2,660,035
2.39%, 01/23/26 .................. 3,358 3,557,381
4.13%, 08/25/27 .................. 3,060 3,550,556
12,329,784
Philippines — 0.1%
Republic of Philippines:
3.75%, 01/14/29 .................. 5,221 6,043,307
2.95%, 05/05/45 .................. 4,573 4,730,197
10,773,504
Qatar — 0.1%
State of Qatar:
4.50%, 04/23/28 .................. 4,627 5,552,400
4.00%, 03/14/29
(b)
................. 9,177 10,760,033
16,312,433
Romania — 0.0%
Romania Government Bond:
3.00%, 02/14/31
(b)
................. 4,944 5,246,820
4.00%, 02/14/51 .................. 2,552 2,717,082
7,963,902
Russia — 0.0%
Russian Federation:
4.75%, 05/27/26 .................. 4,400 5,068,250
4.25%, 06/23/27 .................. 4,600 5,228,762
10,297,012
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25 .................. 3,327 3,701,288
3.63%, 03/04/28 .................. 2,470 2,759,453
4.38%, 04/16/29
(b)
................. 7,447 8,750,225
15,210,966
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,693,854
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
6.25%, 07/27/21 .................. 473 432,499
5.75%, 01/18/22 .................. 1,750 1,371,562
6.85%, 03/14/24 .................. 4,947 3,164,534
6.35%, 06/28/24 .................. 6,862 4,350,937
7.85%, 03/14/29 .................. 6,918 4,176,743
7.55%, 03/28/30 .................. 6,984 4,210,043
Sri Lanka Government Bond, 5.75%
,
04/18/23 591 387,290
18,093,608
Ukraine — 0.1%
Ukraine Government Bond:
8.99%, 02/01/24 .................. 3,160 3,555,000
7.75%, 09/01/27 .................. 1,112 1,243,007
9.75%, 11/01/28 .................. 3,073 3,723,132
7.25%, 03/15/33
(b)
................. 1,905 2,025,848
10,546,987
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 4,449 5,192,399
Total Foreign Government Obligations — 1.7%
(Cost: $284,212,729) .............................. 299,967,691

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Investment Companies — 2.2%*
iShares 1-5 Year Investment Grade Corporate
Bond ETF ....................... 810,949 $ 44,699,509
iShares Core Dividend Growth ETF
(e)
...... 7,756,980 342,160,388
Total Investment Companies — 2.2%
(Cost: $386,019,531) .............................. 386,859,897
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities — 4.8%
Collateralized Mortgage Obligations — 1.7%
Adjustable Rate Mortgage Trust
(a)
:
Series 2005-8, Class 2A1, 3.30%, 11/25/35 USD 2,341 2,146,462
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.69%, 11/25/35 .... 1,304 1,282,572
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.67%, 11/25/35 .... 1,073 1,074,315
Alternative Loan Trust:
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 2.14%, 06/25/35
(a)
.... 509 480,940
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.75%, 08/25/35
(a)
... 1,574 1,406,360
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.65%, 12/25/35
(a)
... 243 226,847
Series 2005-63, Class 3A3, 2.90%,
11/25/35
(a)
.................... 2,550 2,217,987
Series 2005-63, Class 5A1, 3.24%,
12/25/35
(a)
.................... 108 104,794
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 73 72,340
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.73%, 01/25/36
(a)
... 2,847 2,679,214
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.50%,
02/25/36
(a)
.................... 5,418 5,100,321
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 795 620,100
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,189 892,751
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 561 378,086
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 872 572,083
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 3,180 2,077,515
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 2,028 1,493,324
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 980 755,694
Series 2006-9T1, Class A7, 6.00%, 05/25/36 383 258,218
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.97%, 11/20/46
(a)
......... 4,948 3,634,247
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,459 919,020
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.23%,
11/25/46
(a)
.................... 6,893 5,858,337
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.19%), 0.32%, 11/25/46
(a)
.. 5,997 5,355,856
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.35%,
11/25/46
(a)
.................... USD 10,111 $ 9,015,100
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.19%), 0.32%, 10/25/46
(a)
... 415 398,269
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.55%, 05/20/46
(a)
... 1,718 1,452,210
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.55%, 05/25/36
(a)
... 9,991 9,027,030
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.19%), 0.32%, 07/25/46
(a)
... 13,313 11,938,050
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 2,129 1,478,074
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 472 337,348
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 312 261,490
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 288 243,686
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,378 1,004,872
Series 2007-19, Class 1A8, 6.00%, 08/25/37 671 488,911
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,551 2,436,073
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 560 361,534
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,419 2,069,610
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 587 355,255
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.38%, 06/25/37
(a)
... 7,034 5,539,518
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,672 881,368
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.88%,
11/25/47
(a)
.................... 2,085 1,843,272
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.27%, 04/25/47
(a)
... 12,332 11,369,915
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.30%, 05/25/47
(a)
... 4,699 4,405,225
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.31%, 06/25/47
(a)
... 11,208 8,761,598
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,242 995,253
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.47%, 10/25/46
(a)
.... 12,597 12,488,258
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.44%,
10/25/46
(a)
.................... 5,801 4,767,688
Series 2007-3, Class 22A1, 6.25%,
06/25/37
(d)
.................... 882 847,966
Banc of America Funding Trust
(a)
:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 478 480,337
Series 2006-D, Class 6A1, 3.28%, 05/20/36 376 378,461
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.55%, 06/20/47 .... 1,449 1,308,528
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.70%, 01/25/35
(a)
........ 8 7,492
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.57%, 04/25/36
(a)
................. 6,377 8,278,701

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Asset-Backed Securities I Trust
(d)
:
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... USD 868 $ 783,114
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 1,059 909,254
Bear Stearns Mortgage Funding Trust
(a)
:
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.30%, 03/25/37 .... 1,504 1,398,335
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.27%, 03/25/37 .... 2,170 2,027,573
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.33%, 09/25/47 .... 2,595 2,519,006
CHL Mortgage Pass-Through Trust:
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.40%, 04/25/35
(a)
... 1,266 1,197,364
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.73%, 05/25/35
(a)
... 3,389 2,885,357
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.46%,
04/25/46
(a)
.................... 2,862 1,211,871
Series 2007-21, Class 1A1, 6.25%, 02/25/38 197 152,657
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 712 423,057
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,087 646,013
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 90 91,396
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 644 618,058
CSMC Mortgage-Backed Trust, Series 2006-8,
Class 1A1, 4.50%, 10/25/21 .......... —
(n)
338
CSMC Trust
(a)(b)
:
Series 2011-4R, Class 1A2, (LIBOR USD 1
Month + 1.50%), 1.65%, 09/27/37 .... 6,901 6,441,367
Series 2019-JR1, Class A1, 4.10%, 09/27/66 3,964 3,990,262
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.32%, 08/25/47
(a)
..... 14,531 13,437,870
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.19%,
02/25/37
(a)
...................... 1,521 1,158,005
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.66%, 05/25/35
(a)
...... 51 50,988
GreenPoint Mortgage Funding Trust
(a)
:
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.30%, 02/25/36 ... 4,712 4,482,065
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.50%,
03/25/36 ..................... 1,727 1,692,723
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36 4 19,792
Series 2006-OA1, Class 1A1, (LIBOR USD 1
Month + 0.44%), 0.57%, 08/25/46
(a)
... 26,813 9,227,506
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.63%,
10/25/35
(a)
...................... 2,025 1,982,870
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 790 764,774
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,211 1,143,068
IndyMac INDX Mortgage Loan Trust
(a)
:
Series 2007-AR15, Class 1A1, 3.25%,
08/25/37 ..................... 128 114,248
Series 2007-AR15, Class 2A1, 3.30%,
08/25/37 ..................... 615 532,648
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.28%,
12/25/37
(a)
...................... USD 10,654 $ 10,866,668
Merrill Lynch Mortgage Investors Trust
(a)
:
Series 2005-A9, Class 2A1E, 2.75%,
12/25/35 ..................... 678 658,365
Series 2006-1, Class 2A1, 2.22%, 02/25/36 408 426,666
Octagon Investment Partners 26 Ltd., Series
2016-1, Class AR, 2.04%, 04/20/31
(a)
.... 2,250 2,235,835
Prima Capital CRE Securitization Ltd.
(b)(c)
:
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,126,540
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,415,850
Prime Mortgage Trust
(b)
:
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 2 1,784
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 479 437,353
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 221 213,600
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 339 194,350
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 52 48,693
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.86%,
04/25/47
(a)
...................... 272 180,812
Structured Asset Mortgage Investments II
Trust
(a)
:
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.59%, 02/25/36 .... 1,203 1,080,852
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.32%, 06/25/36 .... 8,724 8,123,183
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.19%), 0.32%, 07/25/46 .... 12,609 10,209,743
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.31%, 09/25/47 ... 2,569 2,587,305
WaMu Mortgage Pass-Through Certificates
Trust
(a)
:
Series 2007-OA4, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.77%), 1.27%,
05/25/47 ..................... 1,947 1,803,680
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 1.25%,
06/25/47 ..................... 7,171 6,820,938
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 1.31%,
07/25/47 ..................... 3,845 3,363,017
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-8, Class A5, 6.13%, 10/25/36
(d)
1,219 634,709
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.48%,
06/25/46
(a)
.................... 5,356 3,886,071
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 1.35%,
10/25/46
(a)
.................... 6,200 5,582,830
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 1.22%,
12/25/46
(a)
.................... 5,450 4,728,443

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 1.34%,
05/25/47
(a)
.................... USD 3,650 $ 3,289,450
289,646,791
Commercial Mortgage-Backed Securities — 3.0%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 7,780 7,688,435
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.25%, 09/15/34
(a)(b)
.......... 29,015 28,688,668
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.23%, 04/15/35
(a)(b)
................ 3,467 3,187,366
Atrium Hotel Portfolio Trust
(a)(b)
:
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.08%, 12/15/36 .... 11,310 10,062,248
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.18%, 12/15/36 .... 1,490 1,129,808
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2016-ISQ, Class E, 3.61%, 08/14/34 10,494 10,416,555
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.63%, 11/15/32 .... 3,225 2,774,597
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.13%, 11/15/32 .... 3,965 3,265,812
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.83%, 09/15/34 .... 11,982 11,741,582
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,716,697
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.60%, 08/25/35 .... 3,828 3,617,603
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.61%, 11/25/35 .... 854 806,635
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.35%, 03/25/37 .... 5,165 4,854,018
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.42%, 07/25/37 .... 4,644 4,245,836
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.58%, 09/25/37 .... 1,279 1,201,062
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.63%, 12/25/37 .... 2,150 2,083,368
Bayview Commercial Mortgage Pass-Through
Trust, Series 2006-SP1, Class M3, (LIBOR
USD 1 Month + 0.86%), 0.99%, 04/25/36
(a)(b)
143 143,076
BBCMS Mortgage Trust
(a)(b)
:
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,208,062
Series 2018-TALL, Class D, (LIBOR USD 1
Month + 1.45%), 1.58%, 03/15/37 .... 2,000 1,959,863
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,180,706
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-PW18, Class B, 6.48%,
06/11/50
(a)(b)
..................... 2,239 2,270,386
Benchmark Mortgage Trust
(a)
:
Series 2018-B3, Class D, 3.06%, 04/10/51
(b)
1,250 1,162,669
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 5,516,274
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.83%, 10/15/35
(a)(b)
3,600 3,653,992
BWAY Mortgage Trust
(b)
:
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,815,120
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,094,090
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-1740, Class E, 4.45%,
01/10/35
(a)
.................... USD 951 $ 894,651
BX Commercial Mortgage Trust
(a)(b)
:
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.18%, 11/15/35 .... 10,150 10,171,938
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.13%, 11/15/35 .... 11,550 11,568,086
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.43%, 10/15/36 .... 7,120 7,131,138
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.78%, 10/15/36 .... 15,958 15,988,091
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.63%, 12/15/36 .... 7,453 7,467,047
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.73%, 11/15/32 .... 6,525 6,561,790
BX Trust
(a)(b)
:
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.40%, 01/15/34 .... 4,680 4,684,408
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.15%, 01/15/34 .... 7,240 7,244,544
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 6,800 7,333,833
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 10,985 11,376,800
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class C, 4.87%, 05/10/58
(a)
3,330 3,558,058
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,736,245
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,130,840
CGDBB Commercial Mortgage Trust
(a)(b)
:
Series 2017-BIOC, Class D, (LIBOR USD 1
Month + 1.60%), 1.73%, 07/15/32 .... 6,596 6,620,701
Series 2017-BIOC, Class E, (LIBOR USD 1
Month + 2.15%), 2.28%, 07/15/32 .... 4,722 4,725,050
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 2,278 2,462,618
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,412,228
Series 2016-C1, Class C, 4.95%, 05/10/49
(a)
2,870 3,064,940
Series 2016-C1, Class D, 4.95%, 05/10/49
(a)
(b)
.......................... 980 916,186
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
.................... 2,640 2,737,094
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 2,929,243
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,293,377
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,223,047
Commercial Mortgage Trust:
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... 3,000 3,113,917
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 3,448,685
Series 2014-CR15, Class C, 4.74%,
02/10/47
(a)
.................... 2,050 2,237,322
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 10,423,499
Series 2015-LC19, Class A4, 3.18%,
02/10/48 ..................... 1,735 1,893,543
Series 2015-LC19, Class C, 4.24%,
02/10/48
(a)
.................... 6,513 7,014,766
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,553,257

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... USD 6,010 $ 6,086,544
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,175,203
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 709 655,669
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.53%, 09/15/33
(a)(b)
.. 2,500 2,468,752
CSAIL Commercial Mortgage Trust
(a)
:
Series 2016-C6, Class C, 4.95%, 01/15/49 3,950 4,186,678
Series 2018-C14, Class D, 4.89%,
11/15/51
(b)
.................... 5,030 4,924,527
CSMC Trust, Series 2020-FACT, Class E,
(LIBOR USD 1 Month + 4.86%), 4.99%,
10/15/37
(a)(b)
..................... 4,661 4,707,603
DBUBS Mortgage Trust
(a)(b)
:
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 .... 10,428 10,805,224
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,953,755
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,586,757
GS Mortgage Securities Corp. Trust
(a)(b)
:
Series 2017-500K, Class D, (LIBOR USD 1
Month + 1.30%), 1.43%, 07/15/32 .... 1,130 1,130,000
Series 2017-500K, Class E, (LIBOR USD 1
Month + 1.50%), 1.63%, 07/15/32 .... 1,650 1,649,999
Series 2017-500K, Class F, (LIBOR USD 1
Month + 1.80%), 1.93%, 07/15/32 .... 3,000 2,999,998
Series 2017-500K, Class G, (LIBOR USD 1
Month + 2.50%), 2.63%, 07/15/32 .... 3,466 3,427,593
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.34%,
07/10/48
(a)
.................... 1,075 1,143,151
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,062,143
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,531,618
Series 2017-GS7, Class E, 3.00%,
08/10/50
(b)
.................... 1,260 1,120,413
Harvest Commercial Capital Loan Trust
(a)(b)
:
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,832,802
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,831,648
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 1,898 1,874,498
JPMCC Commercial Mortgage Securities
Trust
(a)
:
Series 2017-JP5, Class C, 3.87%, 03/15/50 5,137 5,602,649
Series 2017-JP5, Class D, 4.62%,
03/15/50
(b)
.................... 7,320 7,094,729
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,462,141
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
:
Series 2015-JP1, Class D, 4.23%, 01/15/49 5,750 5,312,744
Series 2018-WPT, Class FFX, 5.36%,
07/05/33
(b)
.................... 666 666,416
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
.................... 2,800 2,838,224
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.93%, 05/15/36
(a)(b)
................ 12,751 12,771,391
LCCM Mortgage Trust, Series 2014-909, Class
E, 3.90%, 05/15/31
(a)(b)
.............. 2,500 2,487,135
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... USD 3,375 $ 3,412,550
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
.............. 3,305 3,382,240
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 725,836
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,410,590
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,739,374
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,322,120
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.03%,
10/15/42
(a)
.................... 2,593 2,588,031
Series 2014-CPT, Class E, 3.45%,
07/13/29
(a)(b)
................... 950 955,025
Series 2014-CPT, Class F, 3.45%, 07/13/29
(a)
(b)
.......................... 5,625 5,654,752
Series 2014-CPT, Class G, 3.45%,
07/13/29
(a)(b)
................... 3,392 3,409,941
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 7,725 6,869,829
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.08%, 11/15/34
(a)(b)
.. 3,998 3,999,259
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.73%, 11/15/34
(a)(b)
.. 7,904 7,936,277
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 5,908,722
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 1,570 1,303,100
Series 2018-H3, Class C, 4.85%, 07/15/51
(a)
2,880 3,213,777
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,556 2,271,388
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.68%, 07/15/35
(a)(b)
.. 4,040 3,958,963
Series 2019-L2, Class A4, 4.07%, 03/15/52 5,892 6,914,323
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 8,300 7,370,207
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
............................ 2,550 1,889,643
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 14,480 14,528,689
Velocity Commercial Capital Loan Trust, Series
2014-1, Class M6, 8.00%, 09/25/44
(a)(b)
... 2,334 2,352,851
VNDO Mortgage Trust, Series 2012-6AVE,
Class E, 3.34%, 11/15/30
(a)(b)
.......... 3,000 3,060,324
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
.................... 1,600 1,772,650
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 496,681
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
.................... 2,803 3,011,816
Series 2016-LC25, Class C, 4.42%,
12/15/59
(a)
.................... 8,320 8,605,459
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 1,875 2,162,943
Series 2016-NXS5, Class D, 4.99%,
01/15/59
(a)
.................... 2,160 2,260,230
Series 2016-NXS6, Class C, 4.31%,
11/15/49
(a)
.................... 4,783 5,128,183
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,443,658
Series 2017-C39, Class D, 4.35%,
09/15/50
(a)(b)
................... 1,690 1,493,608
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 392,426

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... USD 2,346 $ 2,484,926
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,969,952
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,262,672
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 1,300 1,365,455
521,819,944
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
:
Series 2015-SRCH, Class XA, 0.95%,
08/10/35 ..................... 77,146 3,690,660
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 439,600
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.12%, 11/10/49 .... 62,838 3,288,288
Commercial Mortgage Trust:
Series 2014-UBS5, Class XB2, 0.73%,
09/10/47
(b)
.................... 12,675 320,804
Series 2015-CR25, Class XA, 0.83%,
08/10/48 ..................... 12,985 411,668
GS Mortgage Securities Trust, Series 2014-
GC20, Class XA, 1.01%, 04/10/47 ...... 630 15,938
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.83%,
09/15/47 ....................... 6,792 169,163
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,460,649
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.99%, 03/10/50
(b)
..... 42,637 1,306,283
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C15, Class XB, 0.34%,
04/15/47
(b)
.................... 80,982 834,981
Series 2015-C26, Class XD, 1.34%,
10/15/48
(b)
.................... 12,675 733,756
Series 2016-C32, Class XA, 0.70%,
12/15/49 ..................... 31,552 1,035,735
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
..... 13,600 997,016
Natixis Commercial Mortgage Securities Trust
(b)
:
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 548,820
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 93,668
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1, Class XD, 1.26%,
08/15/49
(b)
.................... 11,784 686,418
Series 2016-LC25, Class XA, 0.97%,
12/15/59 ..................... 22,106 821,909
WFRBS Commercial Mortgage Trust:
Series 2014-C20, Class XB, 0.58%,
05/15/47 ..................... 57,079 1,065,437
Series 2014-LC14, Class XA, 1.26%,
03/15/47 ..................... 26,284 833,808
18,754,601
Total Non-Agency Mortgage-Backed Securities — 4.8%
(Cost: $805,796,546) .............................. 830,221,336
Security
Par (000)
Par (000) Value
Preferred Securities — 3.4%
Capital Trusts — 2.4%
Banks — 1.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00% .... EUR 1,200 $ 1,601,886
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ....................... USD 20,485 22,672,431
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ....................... 7,382 8,402,192
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ....................... 25,088 28,245,576
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.32% ....................... 1,785 1,781,073
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,466,325
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,369,962
Fifth Third Bancorp, Series J, (LIBOR USD 3
Month + 3.13%), 3.38% ............. 11,800 11,564,000
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,156,200
JPMorgan Chase & Co.:
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ....................... 2,955 2,928,206
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ....................... 1,785 1,772,425
Series FF, (SOFR + 3.38%), 5.00% ..... 18,180 19,176,400
Series X, (LIBOR USD 3 Month + 3.33%),
6.10% ....................... 2,015 2,201,931
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,196,935
Lloyds Banking Group plc, (LIBOR USD 3
Month + 1.27%), 6.66%
(b)
............ 3,000 3,862,500
Postal Savings Bank of China Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.63%), 4.50% ....... 1,439 1,481,720
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 38,099,173
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ....................... 1,321 1,471,251
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ....................... 29,090 29,090,000
221,540,186
Capital Markets — 0.2%
(a)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ...... 25,785 26,558,550
Goldman Sachs Group, Inc. (The), Series M,
(LIBOR USD 3 Month + 3.92%), 4.13% ... 12,395 12,336,743
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............. 8,509 8,498,364
47,393,657
Consumer Finance — 0.4%
(a)(j)
Capital One Financial Corp., Series E, (LIBOR
USD 3 Month + 3.80%), 4.03% ........ 30,363 29,918,855
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 10,775 11,448,437
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ....................... 4,000 4,218,000

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ....................... USD 6,165 $ 6,927,919
52,513,211
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(j)
............. 16,815 18,076,125
Electric Utilities — 0.0%
Southern California Edison Co., Series E,
(LIBOR USD 3 Month + 4.20%), 6.25%
(a)(j)
. 3,739 3,823,128
Entertainment — 0.0%
NBCUniversal Enterprise, Inc., 5.25%
(b)(j)
.... 146 146,365
Insurance — 0.1%
(a)(j)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% .................. 3,150 3,252,375
Progressive Corp. (The), Series B, (LIBOR USD
3 Month + 2.54%), 5.38% ............ 9,110 9,565,500
12,817,875
Multi-Utilities — 0.1%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(j)
....................... 16,650 17,935,380
Oil, Gas & Consumable Fuels — 0.3%
(a)(j)
Energy Transfer Operating LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 5,878,125
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 22,050 20,718,180
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 5,224,450
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 167,450
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% ... 11,370 9,434,826
41,423,031
Total Capital Trusts — 2.4%
(Cost: $406,934,860) .............................. 415,668,958
Shares
Shares
Preferred Stocks — 0.8%
Banks — 0.1%
(j)
KeyCorp, Series E, (LIBOR USD 3 Month +
3.89%), 6.13%
(a)
.................. 105,701 2,956,457
Truist Bank, 9.00%
(b)(c)
................ 15 1,552,500
US Bancorp, Series F, (LIBOR USD 3 Month +
4.47%), 6.50%
(a)
.................. 442,000 11,571,560
16,080,517
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(j)
........... 420,000 12,012,000
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.92%
(a)(j)
................. 136,000 7,327,680
Electric Utilities — 0.0%
Entergy Arkansas LLC, 4.88%, 09/01/66 .... 93,168 2,408,393
Entergy Louisiana LLC, 4.88%, 09/01/66 .... 32,274 848,161
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Mississippi LLC, 4.90%, 10/01/66 ... 94,932 $ 2,494,813
5,751,367
Equity Real Estate Investment Trusts (REITs)
— 0.0%
Firstar Realty LLC, 8.88%
(b)(j)
............ 5,000 5,325,000
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(j)
..... 735,000 19,661,250
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer Operating LP, Series E,
(LIBOR USD 3 Month + 5.16%), 7.60%
(a)(j)
. 625,000 13,762,500
Petroleo Brasileiro SA (Preference) ........ 1,646,742 8,066,068
21,828,568
Personal Products — 0.0%
LG Household & Health Care Ltd. (Preference) 235 147,096
Technology Hardware, Storage &
Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference) .. 793,978 51,781,186
Total Preferred Stocks — 0.8%
(Cost: $118,093,082) .............................. 139,914,664
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.23%, 12/21/65
(a)(b)
................ 16,872,000 13,079,175
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.48%, 12/21/65
(a)(b)
.......... 11,944,000 9,648,363
Total Trust Preferreds — 0.2%
(Cost: $27,894,929) ............................... 22,727,538
Total Preferred Securities — 3.4%
(Cost: $552,922,871) .............................. 578,311,160
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
:
Series 2018-K732, Class B, 4.06%, 05/25/25 USD 1,500 1,652,015
Series 2018-KHG1, Class C,
3.81%, 12/25/27 ................ 4,112 3,689,647
5,341,662
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K055, Class X1,
1.36%, 03/25/26 .................. 22,135 1,354,950
Government National Mortgage Association
Variable Rate Notes, Series 2017-44,
0.67%, 04/17/51 .................. 17,984 781,231
2,136,181
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $7,904,313) ............................... 7,477,843

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2021
Security
Shares
Shares Value
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
..... 720 $ 404
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
..... 1,489 5,852
Road & Rail — 0.0%
BTS Group Holdings PCL (Issued/exercisable
02/17/20, 100 shares for 1 warrant, Expires
02/16/21, Strike Price THB 14.00)
(f)
...... 17,650 5
Total Warrants — 0.0% .............................. 6,261
Total Long-Term Investments — 98.6%
(Cost: $16,061,143,665) ............................ 16,994,846,678
Security
Shares
Shares Value
Short-Term Securities — 5.4%
(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
.................... 868,827,121 $ 868,827,121
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% ........... 56,238,637 56,238,637
SL Liquidity Series, LLC, Money Market Series,
0.14%
(q)*
........................ 829,766 830,098
Total Short-Term Securities — 5.4%
(Cost: $925,895,727) .............................. 925,895,856
Total Options Purchased — 0.0%
(Cost: $157,835) ................................. 116,698
Total Investments Before Options Written — 104.0%
(Cost: $16,987,197,227 ) ............................ 17,920,859,232
Total Options Written — (0.0)%
(Premium Received — $19,178) ...................... (7,084)
Total Investments Net of Options Written — 104.0%
(Cost: $16,987,178,049 ) ............................ 17,920,852,148
Liabilities in Excess of Other Assets — (4.0)% ............. (693,723,762)
Net Assets — 100.0% ............................... $ 17,227,128,386
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)
All or a portion of this security is on loan.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Convertible security.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Amount is less than 500.
(o)
Fixed rate.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/21
Shares
Held at
01/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,409,220,735 $ — $ (540,393,614) $ — $ — $ 868,827,121 868,827,121 $ 97,597 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,444,008 — (588,164) (25,772) 26 830,098 829,766 57,200
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 87,380,975 — (42,721,761) 1,070,423 (1,030,128) 44,699,509 810,949 927,987 —
iShares Core Dividend Growth
ETF .................. — 476,136,837 (136,561,737) 2,952,897 (367,609) 342,160,388 7,756,980 217,329 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 249,742,182 151,429,035 (409,624,750) 15,473,163 (7,019,630) — — 6,064,127 —
iShares MBS ETF
(c)
......... 110,134,024 — (110,062,024) 2,829,965 (2,901,965) — — 198,592 —
$ 22,300,676 $ (11,319,306) $ 1,256,517,116 $ 7,562,832 $ —

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 03/19/21 $ 113,917 $ (737,064)
MSCI Emerging Markets E-Mini Index ............................................ 3,155 03/19/21 209,192 9,533,563
U.S. Treasury 10 Year Ultra Note ............................................... 22 03/22/21 3,388 (14,683)
8,781,816
Short Contracts
Euro-BTP ............................................................... 15 03/08/21 2,749 22,837
GBP Currency ............................................................ 3,672 03/15/21 314,530 (10,122,152)
JPY Currency ............................................................ 1,742 03/15/21 207,973 1,213,457
S&P 500 E-Mini Index ...................................................... 1,730 03/19/21 320,500 2,708,947
U.S. Treasury 10 Year Note ................................................... 4,650 03/22/21 637,486 3,573,570
U.S. Treasury Long Bond .................................................... 68 03/22/21 11,492 263,505
U.S. Treasury Ultra Bond .................................................... 834 03/22/21 171,257 8,909,415
U.S. Treasury 2 Year Note .................................................... 47 03/31/21 10,387 (9,788)
U.S. Treasury 5 Year Note .................................................... 3,836 03/31/21 483,066 (241,881)
6,317,910
$ 15,099,726
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,398,523 EUR 1,142,000 UBS AG 02/03/21 $ 12,619
USD 892,728 CHF 790,000 Morgan Stanley & Co. International plc 02/22/21 5,361
USD 3,731,073 EUR 3,070,000 Bank of America NA 02/22/21 3,950
USD 1,910,822 EUR 1,570,000 BNP Paribas SA 02/22/21 4,768
USD 449,978 EUR 370,000 HSBC Bank plc 02/22/21 781
USD 5,020,718 EUR 4,123,292 Bank of America NA 03/17/21 12,095
USD 1,406,224 EUR 1,142,000 HSBC Bank plc 03/17/21 19,020
USD 1,387,238 EUR 1,142,000 Westpac Banking Corp. 03/17/21 33
USD 9,004,048 HKD 69,799,020 Bank of America NA 03/17/21 1,019
59,646
EUR 1,142,000 USD 1,385,969 Westpac Banking Corp. 02/03/21 (65)
EUR 940,000 USD 1,142,508 Barclays Bank plc 02/22/21 (1,304)
USD 117,824,736 EUR 97,270,000 Barclays Bank plc 02/22/21 (265,569)
USD 229,734,272 EUR 189,570,000 HSBC Bank plc 02/22/21 (412,528)
USD 24,274 EUR 20,000 Natwest Markets plc 02/22/21 (7)
USD 52,799,598 GBP 38,600,000 Toronto Dominion Bank 02/22/21 (93,009)
USD 2,403,674 GBP 1,760,000 UBS AG 02/22/21 (8,009)
HKD 26,120,611 USD 3,369,771 Morgan Stanley & Co. International plc 03/17/21 (602)
USD 3,293,722 EUR 2,719,814 Bank of America NA 03/17/21 (10,077)
(791,170)
$ (731,524)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX 50 Index ....................... 92 03/19/21 EUR 3,800.00 EUR 3,203 $ 9,769
EURO STOXX Bank Index ..................... 934 03/19/21 EUR 80.00 EUR 3,288 49,589

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
STOXX Europe 600 Telecommunications Index ....... 378 06/18/21 EUR 230.00 EUR 4,017 $ 57,340
$ 116,698
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EURO STOXX Bank Index ...................... 934 03/19/21 EUR 90.00 EUR 3,288 $ (7,084)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.35.V1 ................... 1.00 % Quarterly 12/20/25 USD 6,640 $ (148,192) $ (162,530) $ 14,338
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V1 . 5.00 % Quarterly 12/20/25 B+ EUR 2,319 $ 308,223 $ 342,818 $ (34,595)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 06/20/25 B EUR 450 $ 48,102 $ 45,535 $ 2,567
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 210 (21,847) (33,155) 11,308
Rolls-Royce plc ....... 1.00 Quarterly Citibank NA 06/20/25 BB- EUR 460 (47,910) (72,708) 24,798
Rolls-Royce plc ....... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB- EUR 116 (12,106) (14,983) 2,877
GKN Holdings Ltd. ..... 1.00 Quarterly Citibank NA 12/20/25 BB+ EUR 370 (17,014) (18,934) 1,920
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/25 B EUR 153 3,692 (5,565) 9,257
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 50,033 46,819 3,214
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 NR USD 3,750 (102,889) (107,666) 4,777
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 3,750 (448,720) (360,048) (88,672)
$ (548,659) $ (520,705) $ (27,954)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(4,144) of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
02/08/23 $ 8,578,274 $ (541,760)
(c)
$ 8,040,658 0.0%
(b)
Range: 60-95 basis points
Benchmarks: Intercontinental Exchange LIBOR:
USD 1 Month
USD Overnight Bank Funding Rate
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of January 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commercial International Bank
Egypt SAE ............ 835,581 $ 3,350,966 41.7%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 59,057 $ 2,082,201 25.9%
United Kingdom
Prudential plc ............ 162,974 2,607,491 32.4
Total Reference Entity — Long ............ 8,040,658
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 8,040,658
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 342,818 $ (162,530) $ 14,338 $ (34,595) $ —
OTC Swaps ..................................................... 92,354 (613,059) 60,718 (630,432) —
Options Written ................................................... N/A N/A 12,094 — (7,084)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 12,242,510 $ 1,213,457 $ 12,769,327 $ — $ 26,225,294
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 59,646 — — 59,646
Options purchased
Investments at value — unaffiliated
(b)
........... — — 116,698 — — — 116,698
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 14,338 — — — — 14,338
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 153,072 — — — — 153,072
$ — $ 167,410 $ 12,359,208 $ 1,273,103 $ 12,769,327 $ — $ 26,569,048
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 737,064 10,122,152 266,352 — 11,125,568
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 791,170 — — 791,170
Options written
Options written at value ..................... — — 7,084 — — — 7,084
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 34,595 — — — — 34,595
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 701,731 541,760 — — — 1,243,491
$ — $ 736,326 $ 1,285,908 $ 10,913,322 $ 266,352 $ — $ 13,201,908
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (40,218,678) $ (11,720,985) $ (27,123,680) $ — $ (79,063,343)
Forward foreign currency exchange contracts .... — — — (28,713,988) — — (28,713,988)
Options purchased
(a)
.................... — — (1,400,910) — — — (1,400,910)
Options written ........................ — — 651,379 — — — 651,379
Swaps .............................. — 238,859 495,778 — — — 734,637
$ — $ 238,859 $ (40,472,431) $ (40,434,973) $ (27,123,680) $ — $ (107,792,225)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — 12,797,703 (483,530) (2,437,637) — 9,876,536
Forward foreign currency exchange contracts .... — — — 11,014,838 — — 11,014,838
Options purchased
(b)
.................... — — (212,532) — — — (212,532)
Options written ........................ — — 88,463 — — — 88,463
Swaps .............................. — 896,875 (541,758) — — — 355,117
$ — $ 896,875 $ 12,131,876 $ 10,531,308 $ (2,437,637) $ — $ 21,122,422
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 1,071,946,963
Average notional value of contracts — short ................................................................................. 1,846,271,551
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 388,775,584
Average amounts sold — in USD ........................................................................................ 6,183,921
Options:
Average value of option contracts purchased ................................................................................ 109,409
Average value of option contracts written ................................................................................... 25,142
Credit default swaps:
Average notional value — buy protection ................................................................................... 8,809,153
Average notional value — sell protection ................................................................................... 12,018,096
Total return swaps:
Average notional value ............................................................................................... 729,890
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 7,122,387 $ 7,917,742
Forward foreign currency exchange contracts ................................................................. 59,646 791,170
Options
(a)
......................................................................................... 116,698 7,084
Swaps — Centrally cleared ............................................................................. 525 —
Swaps — OTC
(b)
.................................................................................... 153,072 1,243,491
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 7,452,328 $ 9,959,487
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(7,239,610) (7,924,826)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 212,718 $ 2,034,661
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Bank of America NA .............................. $ 17,064 $ (10,077) $ — $ — $ 6,987
BNP Paribas SA ................................. 4,768 — — — 4,768
Citibank NA .................................... 38,026 (38,026) — — —
Credit Suisse International .......................... 62,136 (62,136) — — —
HSBC Bank plc .................................. 19,801 (19,801) — — —
JPMorgan Chase Bank NA .......................... 52,910 (52,910) — — —
Morgan Stanley & Co. International plc .................. 5,361 (5,361) — — —
UBS AG ...................................... 12,619 (8,009) — — 4,610
Westpac Banking Corp. ............................ 33 (33) — — —
$ 212,718 $ (196,353) $ — $ — $ 16,365

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(c)
Net Amount of
Derivative
Liabilities
(d)
Bank of America NA .............................. $ 10,077 $ (10,077) $ — $ — $ —
Barclays Bank plc ................................ 266,873 — — — 266,873
Citibank NA .................................... 124,797 (38,026) — — 86,771
Credit Suisse International .......................... 113,231 (62,136) — (51,095) —
HSBC Bank plc .................................. 412,528 (19,801) — — 392,727
JPMorgan Chase Bank NA .......................... 556,743 (52,910) — (310,000) 193,833
Morgan Stanley & Co. International plc .................. 449,322 (5,361) — (443,961) —
Natwest Markets plc .............................. 7 — — — 7
Toronto Dominion Bank ............................ 93,009 — — — 93,009
UBS AG ...................................... 8,009 (8,009) — — —
Westpac Banking Corp. ............................ 65 (33) — — 32
$ 2,034,661 $ (196,353) $ — $ (805,056) $ 1,033,252
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 1,540,878,450 $ 26,379,658 $ 1,567,258,108
Common Stocks:
Aerospace & Defense .................................... 35,362,934 19,247,607 — 54,610,541
Air Freight & Logistics .................................... 7,060,138 12,731,269 — 19,791,407
Airlines .............................................. 9,622,329 7,072,956 — 16,695,285
Auto Components ...................................... 5,374,645 257,677 — 5,632,322
Automobiles .......................................... 9,118,795 19,827,468 — 28,946,263
Banks ............................................... 63,006,720 166,481,974 — 229,488,694
Beverages ........................................... 31,182,172 7,526,772 — 38,708,944
Biotechnology ......................................... 30,491,560 495,456 — 30,987,016
Building Products ....................................... 16,600,897 120,740 — 16,721,637
Capital Markets ........................................ 9,656,476 596,158 — 10,252,634
Chemicals ............................................ 20,560,153 37,392,986 — 57,953,139
Commercial Services & Supplies ............................. 2,386,162 1,257,317 73,164 3,716,643
Communications Equipment ................................ 13,695,314 801,379 — 14,496,693
Construction & Engineering ................................ 421,230 13,915,411 — 14,336,641
Construction Materials .................................... 413,089 986,333 — 1,399,422
Consumer Finance ...................................... 15,688,352 12,608,794 — 28,297,146
Containers & Packaging .................................. 13,186,408 6,720,867 — 19,907,275
Distributors ........................................... 1,058,760 — — 1,058,760
Diversified Consumer Services .............................. 1,415,292 548,230 — 1,963,522
Diversified Financial Services ............................... 4,805,550 — — 4,805,550
Diversified Telecommunication Services ........................ 34,292,780 35,164,345 — 69,457,125
Electric Utilities ........................................ 110,973,744 42,253,883 — 153,227,627
Electrical Equipment ..................................... 7,771,365 22,230,790 — 30,002,155
Electronic Equipment, Instruments & Components ................. 2,212,245 25,248,197 — 27,460,442
Energy Equipment & Services .............................. 742,224 — — 742,224
Entertainment ......................................... 19,239,642 14,821,210 — 34,060,852
Equity Real Estate Investment Trusts (REITs) .................... 417,629,958 164,068,756 — 581,698,714
Food & Staples Retailing .................................. 38,069,904 25,155,027 — 63,224,931
Food Products ......................................... 4,679,260 51,899,185 — 56,578,445
Gas Utilities ........................................... 4,970,739 38,441,572 — 43,412,311
Health Care Equipment & Supplies ........................... 29,346,085 18,774,901 — 48,120,986
Health Care Providers & Services ............................ 42,754,926 7,942,617 — 50,697,543
Health Care Technology .................................. 1,967,421 — — 1,967,421
Hotels, Restaurants & Leisure .............................. 12,276,074 11,910,565 — 24,186,639
Household Durables ..................................... 10,726,839 18,742,497 — 29,469,336
Household Products ..................................... 15,268,107 18,480,705 — 33,748,812
Independent Power and Renewable Electricity Producers ............ 307,177 3,060,876 — 3,368,053
Industrial Conglomerates .................................. 12,132,795 1,725,487 — 13,858,282
Insurance ............................................ 39,064,088 106,672,704 — 145,736,792
Interactive Media & Services ............................... 28,612,529 64,362,687 — 92,975,216
Internet & Direct Marketing Retail ............................ 36,921,517 3,391,327 — 40,312,844
IT Services ........................................... 79,251,303 39,631,752 — 118,883,055
Leisure Products ....................................... 18,902,197 — — 18,902,197
Life Sciences Tools & Services .............................. 9,751,685 14,739,531 — 24,491,216
Machinery ............................................ 41,964,839 46,371,229 — 88,336,068
Marine .............................................. — 3,906,935 — 3,906,935
Media ............................................... 29,084,280 506,671 — 29,590,951
Metals & Mining ........................................ 6,705,187 14,193,424 — 20,898,611
Multiline Retail ......................................... 1,766,989 — — 1,766,989
Multi-Utilities .......................................... 72,504,147 14,112,734 — 86,616,881
Oil, Gas & Consumable Fuels ............................... 58,224,756 66,120,889 — 124,345,645
Paper & Forest Products .................................. 11,919,686 — — 11,919,686
Personal Products ...................................... 1,886,337 25,547,158 — 27,433,495

BlackRock Multi-Asset Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2021
Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 44,687,268 $ 103,992,445 $ — $ 148,679,713
Professional Services .................................... 22,769,632 12,806,001 — 35,575,633
Real Estate Management & Development ....................... 216,540 116,948,488 — 117,165,028
Road & Rail ........................................... 29,751,241 9,934,479 — 39,685,720
Semiconductors & Semiconductor Equipment .................... 62,680,983 121,770,470 — 184,451,453
Software ............................................. 89,777,985 1,027,116 — 90,805,101
Specialty Retail ........................................ 12,303,666 23,689,808 — 35,993,474
Technology Hardware, Storage & Peripherals .................... 33,612,650 25,024,169 — 58,636,819
Textiles, Apparel & Luxury Goods ............................ 11,201,878 29,011,553 — 40,213,431
Thrifts & Mortgage Finance ................................ — 15,732,654 — 15,732,654
Tobacco ............................................. 35,576,760 22,952,544 — 58,529,304
Trading Companies & Distributors ............................ 3,655,972 29,696,759 — 33,352,731
Transportation Infrastructure ............................... 14,399,804 100,220,310 — 114,620,114
Water Utilities ......................................... 9,647,902 5,141,687 — 14,789,589
Wireless Telecommunication Services ......................... 4,876,785 31,451,088 62,985 36,390,858
Corporate Bonds ........................................ — 6,125,729,654 — 6,125,729,654
Equity-Linked Notes ...................................... — 2,474,585,171 — 2,474,585,171
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 17,774,018 1,960,249 19,734,267
Airlines .............................................. — 11,165,318 — 11,165,318
Auto Components ...................................... — 15,768,372 — 15,768,372
Automobiles .......................................... — 5,463,800 — 5,463,800
Building Products ....................................... — 8,353,993 681,070 9,035,063
Capital Markets ........................................ — 6,409,687 — 6,409,687
Chemicals ............................................ — 29,568,761 — 29,568,761
Commercial Services & Supplies ............................. — 36,041,526 — 36,041,526
Construction & Engineering ................................ — 6,725,570 — 6,725,570
Construction Materials .................................... — 11,895,991 861,148 12,757,139
Containers & Packaging .................................. — 20,123,002 — 20,123,002
Distributors ........................................... — 1,357,755 — 1,357,755
Diversified Consumer Services .............................. — 30,459,359 — 30,459,359
Diversified Financial Services ............................... — 44,744,141 80,096,813 124,840,954
Diversified Telecommunication Services ........................ — 34,440,146 — 34,440,146
Electric Utilities ........................................ — 3,197,627 — 3,197,627
Electrical Equipment ..................................... — — 1,185,656 1,185,656
Entertainment ......................................... — 9,515,039 — 9,515,039
Food & Staples Retailing .................................. — 9,076,557 — 9,076,557
Food Products ......................................... — 22,944,251 282,488 23,226,739
Health Care Equipment & Supplies ........................... — 3,137,811 — 3,137,811
Health Care Providers & Services ............................ — 32,970,857 — 32,970,857
Health Care Technology .................................. — 3,544,251 — 3,544,251
Hotels, Restaurants & Leisure .............................. — 42,471,174 13,355,783 55,826,957
Household Durables ..................................... — 3,481,613 — 3,481,613
Independent Power and Renewable Electricity Producers ............ — 1,609,805 — 1,609,805
Industrial Conglomerates .................................. — 10,577,185 — 10,577,185
Insurance ............................................ — 42,992,275 — 42,992,275
Interactive Media & Services ............................... — 13,498,104 — 13,498,104
Internet & Direct Marketing Retail ............................ — 3,118,320 — 3,118,320
IT Services ........................................... — 81,063,981 — 81,063,981
Life Sciences Tools & Services .............................. — 20,397,403 — 20,397,403
Machinery ............................................ — 17,311,233 — 17,311,233
Media ............................................... — 52,889,191 4,642,818 57,532,009
Metals & Mining ........................................ — 6,186,977 — 6,186,977
Multiline Retail ......................................... — 305,979 — 305,979
Oil, Gas & Consumable Fuels ............................... — 4,562,220 3,659,330 8,221,550
Personal Products ...................................... — 7,970,476 — 7,970,476
Pharmaceuticals ....................................... — 13,891,029 — 13,891,029
Professional Services .................................... — 14,613,765 — 14,613,765
Real Estate Management & Development ....................... — 186,592 — 186,592
Road & Rail ........................................... — 4,236,387 — 4,236,387
Software ............................................. — 83,402,929 590,205 83,993,134
Specialty Retail ........................................ — 18,068,948 1,716,748 19,785,696
Technology Hardware, Storage & Peripherals .................... — 909,230 — 909,230
Trading Companies & Distributors ............................ — 5,708,225 — 5,708,225
Wireless Telecommunication Services ......................... — 7,079,923 — 7,079,923
Foreign Agency Obligations ................................. — 68,396,818 — 68,396,818

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Foreign Government Obligations .............................. $ — $ 299,967,691 $ — $ 299,967,691
Investment Companies .................................... 386,859,897 — — 386,859,897
Non-Agency Mortgage-Backed Securities ........................ — 809,375,846 20,845,490 830,221,336
Preferred Securities:
Banks ............................................... 14,528,017 221,540,186 1,552,500 237,620,703
Capital Markets ........................................ 12,012,000 47,393,657 — 59,405,657
Commercial Services & Supplies ............................. — 13,079,175 — 13,079,175
Consumer Finance ...................................... 7,327,680 62,161,574 — 69,489,254
Diversified Financial Services ............................... — 18,076,125 — 18,076,125
Electric Utilities ........................................ 5,751,367 3,823,128 — 9,574,495
Entertainment ......................................... — 146,365 — 146,365
Equity Real Estate Investment Trusts (REITs) .................... — 5,325,000 — 5,325,000
Insurance ............................................ 19,661,250 12,817,875 — 32,479,125
Multi-Utilities .......................................... — 17,935,380 — 17,935,380
Oil, Gas & Consumable Fuels ............................... 21,828,568 41,423,031 — 63,251,599
Personal Products ...................................... — 147,096 — 147,096
Technology Hardware, Storage & Peripherals .................... — 51,781,186 — 51,781,186
U.S. Government Sponsored Agency Securities .................... — 7,477,843 — 7,477,843
Warrants .............................................. 5,852 409 — 6,261
Short-Term Securities ....................................... 925,065,758 — — 925,065,758
Options Purchased:
Equity contracts .......................................... 116,698 — — 116,698
Liabilities:
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (2,542) (2,542)
Subtotal ....................................................
$ 3,261,343,954 $ 14,500,739,075 $ 157,943,563 $ 17,920,026,592
Investments valued at NAV
(b)
...................................... 830,098
$ —
Total Investments .............................................. $ 17,920,856,690
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 75,056 $ — $ 75,056
Equity contracts ........................................... 12,242,510 — — 12,242,510
Foreign currency exchange contracts ............................ 1,213,457 59,646 — 1,273,103
Interest rate contracts ....................................... 12,769,327 — — 12,769,327
Liabilities:
Credit contracts ........................................... — (123,267) — (123,267)
Equity contracts ........................................... (744,148) (541,760) — (1,285,908)
Foreign currency exchange contracts ............................ (10,122,152) (791,170) — (10,913,322)
Interest rate contracts ....................................... (266,352) — — (266,352)
$ 15,092,642 $ (1,321,495) $ — $ 13,771,147
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)

January 31, 2021

Financial Statements
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments at value — unaffiliated
(a) (b)
........................................................................ $ 1,231,487,631 $ 16,664,342,116
Investments at value — affiliated
(c)
........................................................................... 176,883,946 1,256,517,116
Cash   .............................................................................................. — 1,978,450
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 1,250,000
Futures contracts ..................................................................................... 15,798,742 61,881,026
Centrally cleared swaps ................................................................................. — 385,000
Foreign currency at value
(d)
................................................................................ 9,309,906 58,449,291
Receivables: – –
Investments sold ..................................................................................... 81,219,900 160,222,967
Securities lending income — affiliated ....................................................................... 300 2,690
Capital shares sold .................................................................................... 2,165,756 35,743,347
Dividends — affiliated .................................................................................. 106,480 7,748
Dividends — unaffiliated ................................................................................ 1,251,576 2,886,064
Interest — unaffiliated .................................................................................. 7,247,537 111,489,414
From the Manager .................................................................................... 42,327 323,346
Variation margin on futures contracts ........................................................................ 166,853 7,122,387
Variation margin on centrally cleared swaps ................................................................... — 525
Swap premiums paid .................................................................................... — 92,354
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 80 59,646
OTC swaps ......................................................................................... — 60,718
Prepaid expenses ...................................................................................... 35,676 63,782
Total assets ..........................................................................................
1,525,716,710 18,362,877,987
LIABILITIES
Bank overdraft ......................................................................................... 26,080 —
Collateral on securities loaned at value ........................................................................ 1,368,895 804,183
Options written at value
(e)
................................................................................. — 7,084
Payables: – –
Investments purchased ................................................................................. 186,307,204 1,049,109,555
Swaps   ........................................................................................... 3,256 21,828
Accounting services fees ................................................................................ 149,167 1,041,133
Administration fees .................................................................................... 44,834 517,845
Capital shares redeemed ................................................................................ 3,782,448 48,776,121
Custodian fees ....................................................................................... 90,138 1,056,996
Deferred foreign capital gain tax ........................................................................... — 2,719,164
Income dividend distributions ............................................................................. 777,065 7,528,211
Investment advisory fees ................................................................................ 550,139 6,776,962
Trustees' and Officer's fees .............................................................................. 6,765 184,242
Other affiliate fees .................................................................................... 6 32,509
Printing and postage fees ............................................................................... 7,357 245,267
Professional fees ..................................................................................... 129,842 430,993
Registration fees ..................................................................................... — 783,488
Service and distribution fees .............................................................................. 71,299 2,437,538
Transfer agent fees ................................................................................... 153,374 2,960,452
Other accrued expenses ................................................................................ 40,163 361,085
Variation margin on futures contracts ........................................................................ 4,838,871 7,917,742
Swap premiums received ................................................................................. — 613,059
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 425 791,170
OTC swaps ......................................................................................... 136,833 630,432
Unfunded floating rate loan interests ........................................................................ — 2,542
Total liabilities .........................................................................................
198,484,161 1,135,749,601
NET ASSETS .........................................................................................
$ 1,327,232,549 $ 17,227,128,386

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 1,329,830,934 $ 17,289,944,690
Accumulated loss ...................................................................................... (2,598,385) (62,816,304)
NET ASSETS .........................................................................................
$ 1,327,232,549 $ 17,227,128,386
(a)
  Investments at cost — unaffiliated .......................................................................... $ 1,187,807,732 $ 15,731,520,606
(b)
  Securities loaned at value ............................................................................... $ 1,214,162 $ 794,059
(c)
  Investments at cost — affiliated ........................................................................... $ 176,467,183 $ 1,255,676,621
(d)
  Foreign currency at cost ................................................................................ $ 9,133,496 $ 58,363,698
(e)
  Premiums received ................................................................................... $ — $ 19,178

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 875,059,772 $ 9,641,733,536
Shares outstanding ................................................................................
90,361,597 866,549,741
Net asset value ...................................................................................
$ 9.68 $ 11.13
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor A
Net assets .......................................................................................
$ 157,850,336 $ 4,906,809,520
Shares outstanding ................................................................................
16,294,231 441,497,659
Net asset value ...................................................................................
$ 9.69 $ 11.11
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor C
Net assets .......................................................................................
$ 42,346,169 $ 1,606,491,509
Shares outstanding ................................................................................
4,376,641 144,724,059
Net asset value ...................................................................................
$ 9.68 $ 11.10
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Class K
Net assets .......................................................................................
$ 251,976,272 $ 1,072,093,821
Shares outstanding ................................................................................
26,005,933 96,398,586
Net asset value ...................................................................................
$ 9.69 $ 11.12
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations
(unaudited)
Six Months Ended January 31, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 1,088,240 $ 7,505,632
Dividends — unaffiliated ................................................................................ 2,927,004 44,745,433
Interest — unaffiliated .................................................................................. 32,474,717 361,802,325
Securities lending income — affiliated — net .................................................................. 3,086 57,200
Foreign taxes withheld ................................................................................. (181,120) (2,433,926)
Total investment income ..................................................................................
36,311,927 411,676,664
EXPENSES
Investment advisory ................................................................................... 3,658,637 43,199,357
Service and distribution — class specific ..................................................................... 403,579 14,479,502
Transfer agent — class specific ........................................................................... 389,507 5,396,578
Administration ...................................................................................... 250,400 2,797,369
Administration — class specific ........................................................................... 123,457 1,721,216
Accounting services ................................................................................... 120,940 446,569
Custodian .......................................................................................... 96,383 533,257
Professional ........................................................................................ 90,122 202,310
Registration ........................................................................................ 71,682 261,044
Printing and postage .................................................................................. 56,023 75,402
Trustees and Officer ................................................................................... 8,437 114,370
Miscellaneous ....................................................................................... 33,185 146,977
Total expenses ........................................................................................
5,302,352 69,373,951
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (677,696) (5,407,350)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (126,581) (1,441,494)
Administration fees waived — class specific ................................................................... (123,320) (1,688,169)
Total expenses after fees waived and/or reimbursed ...............................................................
4,374,755 60,836,938
Net investment income ...................................................................................
31,937,172 350,839,726
REALIZED AND UNREALIZED GAIN (LOSS) $ 84,017,953 $ 779,084,491
Net realized gain (loss) from:
Investments — affiliated .............................................................................. 2,748,854 22,300,676
Investments — unaffiliated
(a)
........................................................................... 23,353,293 345,358,578
Capital gain distributions from underlying funds — affiliated ....................................................... 13,093 —
Forward foreign currency exchange contracts ................................................................ (10,463) (28,713,988)
Foreign currency transactions .......................................................................... 911,736 11,419,510
Futures contracts ................................................................................... 19,634,028 (79,063,343)
Options written .................................................................................... 66,507 651,379
Swaps   ......................................................................................... 209,677 734,637
46,926,725 272,687,449
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................................................................. (2,300,583) (11,319,306)
Investments — unaffiliated
(b)
........................................................................... 41,240,156 498,209,826
Forward foreign currency exchange contracts ................................................................ 7,320 11,014,838
Foreign currency translations ........................................................................... (407,052) (1,979,772)
Futures contracts ................................................................................... (1,347,373) 9,876,536
Options written .................................................................................... — 88,463
Swaps   ......................................................................................... (102,317) 355,117
Unfunded floating rate loan interests ...................................................................... 1,077 151,340
37,091,228 506,397,042
Net realized and unrealized gain ............................................................................
84,017,953 779,084,491
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 115,955,125 $ 1,129,924,217
(a)
  Net of foreign capital gain tax ............................................................................. $ — $ 52,448
(b)
  Net of foreign capital gain tax .............................................................................
$ — $ (1,880,542)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/20
Six Months Ended
01/31/21
(unaudited)
Year Ended
07/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 31,937,172 $ 65,925,950 $ 350,839,726 $ 783,514,032
Net realized gain (loss) .................................................... 46,926,725 (97,214,533) 272,687,449 (478,369,178)
Net change in unrealized appreciation (depreciation) ................................ 37,091,228 1,024,737 506,397,042 (23,853,630)
Net increase (decrease) in net assets resulting from operations ...........................
115,955,125 (30,263,846) 1,129,924,217 281,291,224
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
  Institutional ........................................................... (22,724,520) (48,491,364) (202,934,172) (440,682,863)
  Investor A ............................................................ (3,846,481) (6,161,065) (94,521,094) (188,125,567)
  Investor C ............................................................ (906,771) (1,701,651) (28,085,022) (78,965,408)
  Class K .............................................................. (4,655,234) (383,937) (20,929,993) (38,745,120)
R eturn of capital: – – – –
  Institutional ........................................................... — (6,714,276) — (10,474,751)
  Investor A ............................................................ — (853,082) — (4,471,625)
  Investor C ............................................................ — (235,616) — (1,876,958)
  Class K .............................................................. — (53,161) — (920,947)
Decrease in net assets resulting from distributions to shareholders .........................
(32,133,006) (64,594,152) (346,470,281) (764,263,239)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
59,069,490 249,918,292 (64,968,771) 365,647,803
NET ASSETS
Total increase (decrease) in net assets ........................................... 142,891,609 155,060,294 718,485,165 (117,324,212)
Beginning of period ........................................................
1,184,340,940 1,029,280,646 16,508,643,221 16,625,967,433
End of period ............................................................
$ 1,327,232,549 $ 1,184,340,940 $ 17,227,128,386 $ 16,508,643,221
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Institutional
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.03 $ 9.65 $ 9.77 $ 9.83 $ 9.31 $ 9.92
Net investment income
(a)
.......................
0.25 0.53 0.59 0.63 0.56 0.60
Net realized and unrealized gain (loss) .............
0.65 (0.63) (0.11) (0.04) 0.54 (0.58)
Net increase (decrease) from investment operations ......
0.90 (0.10) 0.48 0.59 1.10 0.02
Distributions
(b)
– – – – – –
From net investment income ....................
(0.25) (0.46) (0.55) (0.63) (0.58) (0.63)
From net realized gain .........................
— — — (0.02) — —
R eturn of capital .............................
— (0.06) (0.05) — — —
Total distributions .............................
(0.25) (0.52) (0.60) (0.65) (0.58) (0.63)
Net asset value, end of period ....................
$ 9.68 $ 9.03 $ 9.65 $ 9.77 $ 9.83 $ 9.31
Total Return
(c)
10.08% (0.93)% 5.23% 6.26% — —
Based on net asset value ........................
10.08%
(d)
(0.93)% 5.23%
(e)
6.26% 12.39% 0.51%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.81%
(g)
0.80% 0.80% 0.90% 1.24%
(h)
1.33%
Total expenses after fees waived and/or reimbursed ......
0.65%
(g)
0.65% 0.65% 0.66% 0.79% 1.05%
Net investment income .........................
5.23%
(g)
5.79% 6.21% 6.45% 5.84% 6.61%
Supplemental Data
Net assets, end of period (000) ....................
$ 875,060 $ 828,901 $ 898,605 $ 498,892 $ 294,539 $ 163,634
Portfolio turnover rate
( i )
..........................
46% 94% 69% 75% 93% 112%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.06% 0.12% 0.12% 0.09% 0.14%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (including equity-linked notes) ...... 78% 215% 180% 236% 227% 221%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor A
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.03 $ 9.66 $ 9.77 $ 9.83 $ 9.31 $ 9.92
Net investment income
(a)
.......................
0.24 0.51 0.56 0.61 0.53 0.58
Net realized and unrealized gain (loss) .............
0.66 (0.64) (0.10) (0.04) 0.55 (0.59)
Net increase (decrease) from investment operations ......
0.90 (0.13) 0.46 0.57 1.08 (0.01)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.24) (0.44) (0.52) (0.61) (0.56) (0.60)
From net realized gain .........................
— — — (0.02) — —
R eturn of capital .............................
— (0.06) (0.05) — — —
Total distributions .............................
(0.24) (0.50) (0.57) (0.63) (0.56) (0.60)
Net asset value, end of period ....................
$ 9.69 $ 9.03 $ 9.66 $ 9.77 $ 9.83 $ 9.31
Total Return
(c)
10.06% (1.28)% 5.08% 5.99% — —
Based on net asset value ........................
10.06%
(d)
(1.28)% 5.08%
(e)
5.99% 11.99% 0.26%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.05%
(g)
1.04% 1.05% 1.16% 1.47%
(h)
1.57%
Total expenses after fees waived and/or reimbursed ......
0.90%
(g)
0.90% 0.90% 0.92% 1.05% 1.30%
Net investment income .........................
4.98%
(g)
5.56% 5.94% 6.15% 5.65% 6.35%
Supplemental Data
Net assets, end of period (000) ....................
$ 157,850 $ 147,034 $ 91,064 $ 59,628 $ 38,770 $ 41,642
Portfolio turnover rate
( i )
..........................
46% 94% 69% 75% 93% 112%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.06% 0.12% 0.12% 0.09% 0.14%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (including equity-linked notes) ...... 78% 215% 180% 236% 227% 221%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor C
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 9.02 $ 9.64 $ 9.76 $ 9.82 $ 9.30 $ 9.91
Net investment income
(a)
.......................
0.20 0.44 0.49 0.53 0.46 0.51
Net realized and unrealized gain (loss) .............
0.66 (0.63) (0.11) (0.03) 0.55 (0.59)
Net increase (decrease) from investment operations ......
0.86 (0.19) 0.38 0.50 1.01 (0.08)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.20) (0.37) (0.45) (0.54) (0.49) (0.53)
From net realized gain .........................
— — — (0.02) — —
R eturn of capital .............................
— (0.06) (0.05) — — —
Total distributions .............................
(0.20) (0.43) (0.50) (0.56) (0.49) (0.53)
Net asset value, end of period ....................
$ 9.68 $ 9.02 $ 9.64 $ 9.76 $ 9.82 $ 9.30
Total Return
(c)
9.65% (1.91)% 4.19% 5.21% — —
Based on net asset value ........................
9.65%
(d)
(1.91)% 4.19%
(e)
5.21% 11.16% (0.50)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.81%
(g)
1.80% 1.80% 1.90% 2.25%
(h)
2.32%
Total expenses after fees waived and/or reimbursed ......
1.65%
(g)
1.65% 1.65% 1.66% 1.80% 2.05%
Net investment income .........................
4.24%
(g)
4.79% 5.25% 5.42% 4.88% 5.58%
Supplemental Data
Net assets, end of period (000) ....................
$ 42,346 $ 41,749 $ 36,992 $ 30,038 $ 24,638 $ 24,767
Portfolio turnover rate
( i )
..........................
46% 94% 69% 75% 93% 112%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.02% 0.06% 0.12% 0.12% 0.09% 0.14%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (including equity-linked notes) ...... 78% 215% 180% 236% 227% 221%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(j)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(k)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Dynamic High Income Portfolio
Class K
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
03/28/16
(a)
to 07/31/16 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 9.04 $ 9.66 $ 9.78 $ 9.83 $ 9.31 $ 8.87
Net investment income
(b)
.......................
0.25 0.46 0.59 0.66 0.56 0.22
Net realized and unrealized gain (loss) .............
0.65 (0.55) (0.11) (0.05) 0.55 0.44
Net increase (decrease) from investment operations ......
0.90 (0.09) 0.48 0.61 1.11 0.66
Distributions
(c)
– – – – – –
From net investment income ....................
(0.25) (0.47) (0.55) (0.64) (0.59) (0.22)
From net realized gain .........................
— — — (0.02) — —
R eturn of capital .............................
— (0.06) (0.05) — — —
Total distributions .............................
(0.25) (0.53) (0.60) (0.66) (0.59) (0.22)
Net asset value, end of period ....................
$ 9.69 $ 9.04 $ 9.66 $ 9.78 $ 9.83 $ 9.31
Total Return
(d)
10.10% (0.87)% 5.28% 6.42% — —
Based on net asset value ........................
10.10%
(e)
(0.87)% 5.28%
(f)
6.42% 12.32% 7.47%
(e)
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.73%
(h)
0.82% 0.75% 0.85% 1.21%
( i )
1.38%
(h)
Total expenses after fees waived and/or reimbursed ......
0.60%
(h)
0.60% 0.59% 0.61% 0.74% 1.00%
(h)
Net investment income .........................
5.25%
(h)
5.05% 6.29% 6.78% 5.93% 7.19%
(h)
Supplemental Data
Net assets, end of period (000) ....................
$ 251,976 $ 166,657 $ 2,619 $ 2,188 $ 278 $ 221
Portfolio turnover rate
(j)
..........................
46% 94% 69% 75% 93% 112%
(k)
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
03/28/16
(a)
to 07/31/16 2020 2019 2018 2017
Investments in underlying funds .................... 0.02% 0.06% 0.12% 0.12% 0.09% 0.12%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
03/28/16
(a)
to 07/31/16 2020 2019 2018 2017
Portfolio turnover rate (including equity-linked notes) ...... 78% 215% 180% 236% 227% 221%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Institutional
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.62 $ 10.85 $ 10.79 $ 11.06 $ 10.76 $ 11.05
Net investment income
(a)
.......................
0.24 0.52 0.56 0.55 0.50 0.52
Net realized and unrealized gain (loss) .............
0.50 (0.24) 0.05 (0.25) 0.33 (0.26)
Net increase from investment operations ..............
0.74 0.28 0.61 0.30 0.83 0.26
Distributions
(b)
– – – – – –
From net investment income ....................
(0.23) (0.50) (0.54) (0.57) (0.53) (0.55)
R eturn of capital .............................
— (0.01) (0.01) — — —
Total distributions .............................
(0.23) (0.51) (0.55) (0.57) (0.53) (0.55)
Net asset value, end of period ....................
$ 11.13 $ 10.62 $ 10.85 $ 10.79 $ 11.06 $ 10.76
Total Return
(c)
7.08% 2.66% 5.92% 2.75% — —
Based on net asset value ........................
7.08%
(d)
2.66% 5.92%
(e)
2.75%
(e)
7.90% 2.49%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.66%
(g)
0.68% 0.66% 0.67% 0.68% 0.69%
Total expenses after fees waived and/or reimbursed ......
0.55%
(g)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income .........................
4.32%
(g)
4.88% 5.24% 5.04% 4.66% 4.92%
Supplemental Data
Net assets, end of period (000) ....................
$ 9,641,73 4 $ 9,311,984 $ 9,432,829 $ 9,354,503 $ 8,491,880 $ 5,902,428
Portfolio turnover rate
(h)
.........................
39% 86% 67% 61% 75% 82%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.02% 0.04% 0.03% 0.02% 0.04%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (including equity-linked notes) ...... 59% 148% 127% 140% 144% 142%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor A
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.61 $ 10.84 $ 10.78 $ 11.04 $ 10.75 $ 11.04
Net investment income
(a)
.......................
0.22 0.49 0.53 0.52 0.47 0.50
Net realized and unrealized gain (loss) .............
0.50 (0.24) 0.06 (0.24) 0.32 (0.27)
Net increase from investment operations ..............
0.72 0.25 0.59 0.28 0.79 0.23
Distributions
(b)
– – – – – –
From net investment income ....................
(0.22) (0.47) (0.52) (0.54) (0.50) (0.52)
R eturn of capital .............................
— (0.01) (0.01) — — —
Total distributions .............................
(0.22) (0.48) (0.53) (0.54) (0.50) (0.52)
Net asset value, end of period ....................
$ 11.11 $ 10.61 $ 10.84 $ 10.78 $ 11.04 $ 10.75
Total Return
(c)
6.85% 2.41% 5.65% 2.59% — —
Based on net asset value ........................
6.85%
(d)
2.41% 5.65%
(e)
2.59%
(e)
7.54% 2.24%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.89%
(g)
0.90% 0.90% 0.91% 0.92% 0.93%
Total expenses after fees waived and/or reimbursed ......
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income .........................
4.05%
(g)
4.64% 4.95% 4.79% 4.39% 4.67%
Supplemental Data
Net assets, end of period (000) ....................
$ 4,906,8 10 $ 4,521,699 $ 4,109,096 $ 4,064,777 $ 4,110,878 $ 4,231,260
Portfolio turnover rate
(h)
.........................
39% 86% 67% 61% 75% 82%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.02% 0.04% 0.03% 0.02% 0.04%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (including equity-linked notes) ...... 59% 148% 127% 140% 144% 142%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor C
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ...............
$ 10.59 $ 10.82 $ 10.77 $ 11.03 $ 10.73 $ 11.03
Net investment income
(a)
.......................
0.18 0.41 0.45 0.44 0.39 0.41
Net realized and unrealized gain (loss) .............
0.51 (0.24) 0.05 (0.24) 0.33 (0.27)
Net increase from investment operations ..............
0.69 0.17 0.50 0.20 0.72 0.14
Distributions
(b)
– – – – – –
From net investment income ....................
(0.18) (0.39) (0.44) (0.46) (0.42) (0.44)
R eturn of capital .............................
— (0.01) (0.01) — — —
Total distributions .............................
(0.18) (0.40) (0.45) (0.46) (0.42) (0.44)
Net asset value, end of period ....................
$ 11.10 $ 10.59 $ 10.82 $ 10.77 $ 11.03 $ 10.73
Total Return
(c)
6.55% 1.64% 4.77% 1.83% — —
Based on net asset value ........................
6.55%
(d)
1.64% 4.77%
(e)
1.83%
(e)
6.85% 1.38%
Ratios to Average Net Assets
(f)
Total expenses ...............................
1.66%
(g)
1.68% 1.67% 1.67% 1.68% 1.69%
Total expenses after fees waived and/or reimbursed ......
1.55%
(g)
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income .........................
3.32%
(g)
3.88% 4.24% 4.03% 3.65% 3.92%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,606,492 $ 1,757,991 $ 2,323,407 $ 2,651,775 $ 3,006,721 $ 3,248,999
Portfolio turnover rate
(h)
.........................
39% 86% 67% 61% 75% 82%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.02% 0.04% 0.03% 0.02% 0.04%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (including equity-linked notes) ...... 59% 148% 127% 140% 144% 142%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(h)
Annualized.
(i)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(j)
Portfolio turnover rate is representative of the Fund for the entire year.
BlackRock Multi-Asset Income Portfolio
Class K
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2020 2019 2018
Net asset value, beginning of period .............................
$ 10.61 $ 10.84 $ 10.79 $ 11.05 $ 10.80
Net investment income
(b)
.....................................
0.24 0.52 0.56 0.58 0.25
Net realized and unrealized gain (loss) ...........................
0.51 (0.24) 0.05 (0.27) 0.25
Net increase from investment operations ............................
0.75 0.28 0.61 0.31 0.50
Distributions
(c)
– – – – –
From net investment income ..................................
(0.24) (0.50) (0.55) (0.57) (0.25)
R eturn of capital ...........................................
— (0.01) (0.01) — —
Total distributions ...........................................
(0.24) (0.51) (0.56) (0.57) (0.25)
Net asset value, end of period ..................................
$ 11.12 $ 10.61 $ 10.84 $ 10.79 $ 11.05
Total Return
(d)
7.11% 2.71% 5.87% 2.90% —
Based on net asset value ......................................
7.11%
(e)
2.71% 5.87%
(f)
2.90%
(f)
4.66%
(e)
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.59%
(h)
0.60% 0.60% 0.60% 0.60%
(h)
Total expenses after fees waived and/or reimbursed ....................
0.50%
(h)
0.50% 0.50% 0.50% 0.50%
(h)
Net investment income .......................................
4.36%
(h)
4.93% 5.28% 5.37% 4.65%
(h)
Supplemental Data
Net assets, end of period (000) ..................................
$ 1,072,094 $ 916,969 $ 760,635 $ 522,448 $ 35,919
Portfolio turnover rate
( i )
........................................
39% 86% 67% 61% 75%
(j)
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2020 2019 2018
Investments in underlying funds .................................. 0.01% 0.02% 0.04% 0.03% 0.02%
Six Months Ended
01/31/21
(unaudited)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2020 2019 2018
Portfolio turnover rate (including equity-linked notes) .................... 59% 148% 127% 140% 144%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders

ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a contingent deferred sales charge ("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Multi-Asset Income does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of
Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund's net assets.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of January 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in , mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or the Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the
Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of the
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium . Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Multi-Asset Income had the following unfunded floating rate loan interests:
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Houston Center, Term Loan ........................................... $ 7,183,786 $ 7,183,786 $ 7,182,349 $ (1,437)
Park Avenue Tower, Term Loan ........................................ 1,004,358 1,004,358 1,003,253 (1,105)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
(b)
Dynamic High Income
Jefferies LLC .................................................... $ 1,214,162 $ (1,214,162) $ —
Multi-Asset Income
BofA Securities, Inc. ................................................ 126,186 (126,186) —
Deutsche Bank Securities, Inc. ........................................ 102,288 (84,212) 18,076
Jefferies LLC .................................................... 86,145 (86,145) —
JP Morgan Securities LLC ........................................... 479,440 (479,440) —
$ 794,059 $ (775,983) $ 18,076
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2021. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker a variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.60%
$1 Billion - $3 Billion ..................................................................................................... 0.56
$3 Billion - $5 Billion ..................................................................................................... 0.54
$5 Billion - $10 Billion .................................................................................................... 0.52
Greater than $10 Billion .................................................................................................. 0.51

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”), BlackRock
(Singapore) Limited (“BRS”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BAMNA,
BRS and BIL for services they provide for that portion of each Fund for which BAMNA, BRS and BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2021, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.600%
$1 Billion - $2 Billion ..................................................................................................... 0.550
$2 Billion - $3 Billion .................................................................................................... 0.525
Greater than $3 Billion ................................................................................................... 0.500
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Investor A Investor C Total
Dynamic High Income .............................................................................. $ 191,537 $ 212,042 $ 403,579
Multi-Asset Income ............................................................................... 5,889,085 8,590,417 14,479,502
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 86,280 $ 15,336 $ 4,244 $ 17,597 $ 123,457
Multi-Asset Income .............................................................. 956,032 478,337 180,609 106,238 1,721,216
Institutional
Multi-Asset Income ........................................................................................................ $ 10,527

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended January 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  January 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's Investor
A Shares as follows:
For the six months ended January 31, 2021, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons"
of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived were as follo ws:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through November 30, 2021. With respect to Multi-Asset Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through November 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the
Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Institutional Investor A Investor C Class K Total
Dynamic High Income ........................................................ $ 1,034 $ 590 $ 221 $ 8 $ 1,853
Multi-Asset Income ......................................................... 10,135 11,315 5,296 919 27,665
Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 322,370 $ 50,175 $ 16,646 $ 316 $ 389,507
Multi-Asset Income .............................................................. 3,450,961 1,273,894 646,004 25,719 5,396,578
Dynamic High Income ...................................................................................................... $ 2,114
Multi-Asset Income ....................................................................................................... 85,631
Investor A Investor C
Dynamic High Income ........................................................................................... $ 10,41 6 $ 1,959
Multi-Asset Income ............................................................................................ 201,516 55,626
Dynamic High Income .......................................................................................................... $ 15,108
Multi-Asset Income ........................................................................................................... 185,051
Dynamic High Income .......................................................................................................... $ 123,576
Multi-Asset Income ........................................................................................................... 1,016,365
Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during Dynamic High Income’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and
(b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) Dynamic High Income , of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an a ffiliate continues to serve as Dynamic High Income ’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective November 3, 2021, the repayment arrangement between Dynamic High Income and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Dynamic High Income's contractual caps on net expenses will be terminated.
As of January 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC ("Money Market Series"), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Dynamic High Income ........................................................................................................ $ 539,012
Multi-Asset Income ......................................................................................................... 4,205,934
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Dynamic High Income
Institutional .................................................................................... $ 86,2 80 $ 108,3 63
Investor A ..................................................................................... 15,33 6 11,8 81
Investor C ..................................................................................... 4,24 4 6,02 5
Class K ...................................................................................... 17,460 312
$ 123,3 20 $ 126,5 81
Multi-Asset Income
Institutional .................................................................................... 951,899 1,101,645
Investor A ..................................................................................... 467,803 99,942
Investor C ..................................................................................... 171,971 214,615
Class K ...................................................................................... 96,496 25,292
$ 1,688,169 $ 1,441,494
Expiring
July 31, 2021 November 3, 2021
Dynamic High Income
Fund Level ...................................................................................... $ 29,232 $ 1,086,108
Institutional ...................................................................................... 129,791 648,987
Investor A ....................................................................................... 15,301 70,362
Investor C ....................................................................................... 5,670 27,819
Class K ........................................................................................ 389 19,778

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow, under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2021, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
PURCHASES AND SALES
For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:
RULE ABOVE
For the six months ended January 31, 2021, purchases and sales related to equity-linked notes were as follows:
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Dynamic High Income ...................................................................................................... $ 553
Multi-Asset Income ....................................................................................................... 10,210
Purchases  Sales
Net Realized
Gain (Loss)
Dynamic High Income ................................................................ $ 486,524 $ — $ —
Multi-Asset Income ................................................................. 6,116,160 51,330,917 1,930,312
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Dynamic High Income ................................................... $ — $ — $ 455,210,798 $ 415,911,163
Multi-Asset Income .................................................... 8,899,459 11,298,524 5,485,018,463 5,678,872,596
Purchases Sales
Dynamic High Income ................................................................................... $ 604,028,420 $ 490,968,754
Multi-Asset Income .................................................................................... 4,753,989,148 3,892,948,549

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate
(but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the six months ended January 31, 2021, the Funds did not borrow under the credit agreement.
 PRINCIPAL RISKS
In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund
Dynamic High
Income
Multi-Asset
Income
$ 87,696,016 $ 1,272,835,546
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,367,961,222 $ 66,844,925 $ (23,958,891) $ 42,886,034
Multi-Asset Income ................................................ 16,867,161,900 1,316,821,232 (249,333,575) 1,067,487,657

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the
Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund's portfolios are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
01/31/21
Year Ended
07/31/20
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold 16,375,746 $ 152,735,676 62,046,340 $ 571,339,215
Shares issued in reinvestment of distributions ........................
2,083,267 19,420,884 5,244,640 47,960,003
Shares redeemed
(19,883,168) (185,887,177) (68,610,704) (609,456,172)
        Net increase (decrease)
(1,424,155) $ (13,730,617) (1,319,724) $ 9,843,046
Investor A
Shares sold and automatic conversion of shares .......................
2,631,529 $ 24,702,000 11,693,685 $ 109,497,197
Shares issued in reinvestment of distributions ........................
368,114 3,432,054 684,682 6,206,556
Shares redeemed
(2,980,740) (27,869,103) (5,534,332) (48,758,754)
        Net increase
18,903 $ 264,951 6,844,035 $ 66,944,999

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

As of January 31, 2021, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
01/31/21
Year Ended
07/31/20
Shares Amount Shares Amount
Investor C
Shares sold 249,018 $ 2,345,888 2,174,909 $ 20,499,645
Shares issued in reinvestment of distributions ........................
87,174 811,427 190,564 1,750,753
Shares redeemed and automatic conversion of shares
(586,524) (5,504,445) (1,574,089) (14,077,238)
        Net increase (decrease)
(250,332) $ (2,347,130) 791,384 $ 8,173,160
Class K
Shares sold 9,571,686 $ 93,579,157 18,454,613 $ 167,405,220
Shares issued in reinvestment of distributions ........................
498,143 4,648,659 47,057 424,865
Shares redeemed
(2,508,526) (23,345,530) (328,254) (2,872,998)
        Net increase
7,561,303 $ 74,882,286 18,173,416 $ 164,957,087
Total Net Increase
5,905,719 $ 59,069,490 24,489,111 $ 249,918,292
Multi-Asset Income
Institutional
Shares sold 98,785,351 $ 1,075,186,042 308,049,185 $ 3,276,812,799
Shares issued in reinvestment of distributions ........................
16,865,743 182,993,791 38,222,380 403,909,779
Shares redeemed
(126,140,595) (1,369,359,920) (338,734,746) (3,514,330,216)
        Net increase (decrease)
(10,489,501) $ (111,180,087) 7,536,819 $ 166,392,362
Investor A
Shares sold and automatic conversion of shares 59,944,171 $ 654,178,911 161,163,576 $ 1,714,664,439
Shares issued in reinvestment of distributions ........................
8,169,916 88,541,618 17,397,288 183,578,175
Shares redeemed
(52,969,117) (575,278,776) (131,412,569) (1,369,036,009)
        Net increase
15,144,970 $ 167,441,753 47,148,295 $ 529,206,605
Investor C
Shares sold 6,349,484 $ 68,900,379 23,053,989 $ 246,375,223
Shares issued in reinvestment of distributions ........................
2,513,752 27,183,337 7,080,706 74,678,926
Shares redeemed and automatic conversion of shares
(30,103,568) (328,445,677) (78,833,657) (829,388,468)
        Net decrease
(21,240,332) $ (232,361,961) (48,698,962) $ (508,334,319)
Class K
Shares sold 18,883,537 $ 209,081,402 28,563,017 $ 305,161,271
Shares issued in reinvestment of distributions ........................
1,896,073 20,561,008 3,723,451 39,280,405
Shares redeemed
(10,787,033) (118,510,886) (16,031,738) (166,058,521)
        Net increase
9,992,577 $ 111,131,524 16,254,730 $ 178,383,155
Total Net Increase (Decrease)
(6,592,286) $ (64,968,771) 22,240,882 $ 365,647,803

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.
The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2021
BlackRock Semi-Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge
(1) by calling (800) 441- 7762 ; (2) at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com ; or by calling (800) 441- 7762 and (2) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviations
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
THB Thai Baht
USD United States Dollar
Portfolio Abbreviati ons
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
LIMEAN London Interbank Mean Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-1/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 – Audit Committee of Listed Registrant – Not Applicable
Item 6 –           Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –           Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –           Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: April 5, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: April 5, 2021